UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
03/31/2026
Date of reporting period:
09/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Mortgage Real Estate ETF
REM | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$24	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$593,723,278
Number of Portfolio Holdings	34
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	19.6%
AGNC Investment Corp.	15.3%
Starwood Property Trust, Inc.	10.1%
Arbor Realty Trust, Inc.	4.9%
Blackstone Mortgage Trust, Inc., Class A	4.4%
Rithm Capital Corp.	4.4%
ARMOUR Residential REIT, Inc.	3.7%
Dynex Capital, Inc.	3.5%
Apollo Commercial Real Estate Finance, Inc.	3.1%
Ladder Capital Corp., Class A	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Mortgage Real Estate ETF
Semi-Annual Shareholder Report — September 30, 2025
REM-09/25-SAR

iShares Residential and Multisector Real Estate ETF
REZ | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$24	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$803,209,714
Number of Portfolio Holdings	42
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care REITs	46.7%
Residential REITs	38.0%
Specialized REITs	15.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.9%
Public Storage	7.5%
Ventas, Inc.	5.2%
Extra Space Storage, Inc.	4.9%
AvalonBay Communities, Inc.	4.5%
Equity Residential	4.4%
Invitation Homes, Inc.	4.2%
Essex Property Trust, Inc.	4.0%
Sun Communities, Inc.	3.8%
Mid-America Apartment Communities, Inc.	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Residential and Multisector Real Estate ETF
Semi-Annual Shareholder Report — September 30, 2025
REZ-09/25-SAR

iShares ESG Select Screened S&P 500 ETF
XVV | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P 500 ETF	$4	0.08%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$478,969,035
Number of Portfolio Holdings	443
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.9%
Financials	14.5%
Consumer Discretionary	11.6%
Communication Services	11.2%
Health Care	8.9%
Industrials	6.8%
Consumer Staples	3.8%
Real Estate	2.1%
Materials	1.9%
Utilities	1.3%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.8%
Microsoft Corp.	7.5%
Apple Inc.	7.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Tesla, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P 500 ETF
Semi-Annual Shareholder Report — September 30, 2025
XVV-09/25-SAR

iShares ESG Select Screened S&P Mid-Cap ETF
XJH | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Mid-Cap ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$315,210,952
Number of Portfolio Holdings	362
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.9%
Financials	18.2%
Information Technology	14.0%
Consumer Discretionary	13.0%
Health Care	9.3%
Real Estate	7.6%
Materials	5.7%
Consumer Staples	4.6%
Communication Services	1.6%
Utilities	1.6%
Energy	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	1.1%
Pure Storage, Inc., Class A	1.0%
Flex Ltd.	0.8%
Casey's General Stores, Inc.	0.8%
Ciena Corp.	0.8%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.7%
Guidewire Software, Inc.	0.7%
United Therapeutics Corp.	0.7%
Tenet Healthcare Corp.	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P Mid-Cap ETF
Semi-Annual Shareholder Report — September 30, 2025
XJH-09/25-SAR

iShares ESG Select Screened S&P Small-Cap ETF
XJR | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares ESG Select Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Small-Cap ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$104,133,933
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.1%
Industrials	18.7%
Consumer Discretionary	14.2%
Information Technology	14.0%
Health Care	11.2%
Real Estate	7.9%
Materials	4.3%
Communication Services	3.2%
Consumer Staples	2.7%
Energy	1.9%
Utilities	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Mr. Cooper Group, Inc.	1.0%
Sterling Infrastructure, Inc.	0.8%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.7%
InterDigital, Inc.	0.7%
Armstrong World Industries, Inc.	0.7%
Dycom Industries, Inc.	0.7%
Corcept Therapeutics, Inc.	0.6%
Qorvo, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P Small-Cap ETF
Semi-Annual Shareholder Report — September 30, 2025
XJR-09/25-SAR

iShares S&P 100 ETF
OEF | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$11	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$27,544,487,698
Number of Portfolio Holdings	103
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	40.9%
Communication Services	13.3%
Financials	12.2%
Consumer Discretionary	11.1%
Health Care	8.3%
Consumer Staples	5.4%
Industrials	4.8%
Energy	2.2%
Utilities	0.9%
Materials	0.5%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	11.1%
Microsoft Corp.	9.4%
Apple Inc.	9.2%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class A	3.4%
Tesla, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.8%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 100 ETF
Semi-Annual Shareholder Report — September 30, 2025
OEF-09/25-SAR

iShares S&P 500 Growth ETF
IVW | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$10	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$65,850,405,536
Number of Portfolio Holdings	219
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.6%
Communication Services	15.4%
Consumer Discretionary	12.3%
Financials	10.9%
Industrials	8.1%
Health Care	4.7%
Consumer Staples	3.0%
Real Estate	1.1%
Utilities	1.1%
Materials	0.4%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	6.4%
Apple Inc.	5.6%
Meta Platforms, Inc., Class A	5.1%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	4.0%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C, NVS	3.7%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Growth ETF
Semi-Annual Shareholder Report — September 30, 2025
IVW-09/25-SAR

iShares S&P 500 Value ETF
IVE | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$41,725,935,461
Number of Portfolio Holdings	399
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.4%
Financials	16.7%
Health Care	13.9%
Industrials	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.2%
Energy	5.9%
Utilities	3.9%
Communication Services	3.8%
Materials	3.4%
Real Estate	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.9%
Microsoft Corp.	7.1%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.4%
Bank of America Corp.	1.4%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Value ETF
Semi-Annual Shareholder Report — September 30, 2025
IVE-09/25-SAR

iShares S&P Small-Cap 600 Value ETF
IJS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$10	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,647,328,806
Number of Portfolio Holdings	478
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Industrials	15.0%
Consumer Discretionary	14.7%
Information Technology	13.8%
Health Care	7.4%
Real Estate	6.8%
Materials	6.3%
Energy	4.1%
Utilities	3.2%
Consumer Staples	3.0%
Communication Services	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	2.2%
Mr. Cooper Group, Inc.	1.9%
BorgWarner, Inc.	1.3%
Qorvo, Inc.	1.1%
Lincoln National Corp.	1.0%
Air Lease Corp., Class A	0.9%
Resideo Technologies, Inc.	0.8%
Hecla Mining Co.	0.8%
Teleflex, Inc.	0.8%
Meritage Homes Corp.	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P Small-Cap 600 Value ETF
Semi-Annual Shareholder Report — September 30, 2025
IJS-09/25-SAR

iShares Core S&P Mid-Cap ETF
IJH | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$3	0.05%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$99,848,199,984
Number of Portfolio Holdings	411
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.0%
Financials	16.9%
Information Technology	13.3%
Consumer Discretionary	12.3%
Health Care	8.7%
Real Estate	6.7%
Materials	5.4%
Consumer Staples	4.8%
Energy	4.0%
Utilities	3.5%
Communication Services	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Comfort Systems U.S.A., Inc.	0.9%
Pure Storage, Inc., Class A	0.8%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Ciena Corp.	0.7%
Curtiss-Wright Corp.	0.7%
RB Global, Inc.	0.6%
Nutanix, Inc., Class A	0.6%
Talen Energy Corp.	0.6%
Guidewire Software, Inc.	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Mid-Cap ETF
Semi-Annual Shareholder Report — September 30, 2025
IJH-09/25-SAR

iShares Core S&P Small-Cap ETF
IJR | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$85,869,226,752
Number of Portfolio Holdings	659
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	18.5%
Financials	18.4%
Information Technology	14.9%
Consumer Discretionary	13.4%
Health Care	10.8%
Real Estate	7.2%
Materials	4.9%
Energy	4.4%
Communication Services	2.8%
Consumer Staples	2.6%
Utilities	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Sandisk Corp.	1.1%
Mr. Cooper Group, Inc.	0.9%
Sterling Infrastructure, Inc.	0.7%
BorgWarner, Inc.	0.7%
SPX Technologies, Inc.	0.6%
InterDigital, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Dycom Industries, Inc.	0.6%
Hecla Mining Co.	0.6%
Corcept Therapeutics, Inc.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Small-Cap ETF
Semi-Annual Shareholder Report — September 30, 2025
IJR-09/25-SAR

iShares Core S&P U.S. Growth ETF
IUSG | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$25,227,524,208
Number of Portfolio Holdings	465
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.3%
Communication Services	14.6%
Consumer Discretionary	12.4%
Financials	11.0%
Industrials	9.1%
Health Care	5.0%
Consumer Staples	3.1%
Real Estate	1.3%
Utilities	1.0%
Materials	0.6%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	6.1%
Apple Inc.	5.3%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Tesla, Inc.	3.8%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C, NVS	3.5%
Eli Lilly & Co.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC , and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Growth ETF
Semi-Annual Shareholder Report — September 30, 2025
IUSG-09/25-SAR

iShares Core S&P U.S. Value ETF
IUSV | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$22,869,351,289
Number of Portfolio Holdings	694
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.5%
Financials	16.9%
Health Care	13.5%
Industrials	9.0%
Consumer Discretionary	8.5%
Consumer Staples	7.1%
Energy	5.8%
Utilities	4.1%
Communication Services	3.7%
Materials	3.6%
Real Estate	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Microsoft Corp.	6.8%
Amazon.com, Inc.	3.3%
Exxon Mobil Corp.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Johnson & Johnson	1.6%
JPMorgan Chase & Co.	1.4%
Procter & Gamble Co. (The)	1.3%
Bank of America Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC , and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the comapny listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Value ETF
Semi-Annual Shareholder Report — September 30, 2025
IUSV-09/25-SAR

iShares MSCI USA Quality GARP ETF
GARP | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$9	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$748,566,132
Number of Portfolio Holdings	133
Portfolio Turnover Rate	40%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	50.8%
Communication Services	10.9%
Financials	9.8%
Consumer Discretionary	9.6%
Industrials	8.8%
Health Care	5.3%
Energy	1.8%
Real Estate	1.4%
Materials	1.3%
Utilities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Lam Research Corp.	5.4%
Apple Inc.	5.2%
Broadcom, Inc.	5.0%
NVIDIA Corp.	4.9%
Adobe, Inc.	4.8%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.5%
Alphabet, Inc., Class A	4.1%
Visa, Inc., Class A	3.6%
Arista Networks, Inc.	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI USA Quality GARP ETF
Semi-Annual Shareholder Report — September 30, 2025
GARP-09/25-SAR

iShares Preferred and Income Securities ETF
PFF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$24	0.46%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$14,661,205,099
Number of Portfolio Holdings	454
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	62.8%
Utilities	10.5%
Real Estate	6.2%
Industrials	5.9%
Information Technology	5.4%
Communication Services	4.0%
Consumer Discretionary	1.7%
Consumer Staples	1.3%
Materials	1.0%
Health Care	0.8%
Energy	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	4.4%
Wells Fargo & Co., Series L, NVS	2.4%
Strategy, Inc., Series A., NVS	1.5%
KKR & Co., Inc., Series D	1.5%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.5%
Bank of America Corp., Series L, NVS	1.4%
Hewlett Packard Enterprise Co.	1.1%
Apollo Global Management, Inc.	1.1%
NextEra Energy, Inc.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Preferred and Income Securities ETF
Semi-Annual Shareholder Report — September 30, 2025
PFF-09/25-SAR

iShares Russell Top 200 ETF
IWL | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,876,955,378
Number of Portfolio Holdings	201
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.4%
Financials	13.4%
Communication Services	11.4%
Consumer Discretionary	10.4%
Health Care	8.9%
Industrials	6.9%
Consumer Staples	4.8%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Real Estate	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.9%
Microsoft Corp.	7.8%
Apple Inc.	7.6%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.6%
Alphabet, Inc., Class C, NVS	2.4%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 ETF
Semi-Annual Shareholder Report — September 30, 2025
IWL-09/25-SAR

iShares Russell Top 200 Growth ETF
IWY | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$12	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$16,049,329,053
Number of Portfolio Holdings	113
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	57.7%
Consumer Discretionary	11.6%
Communication Services	10.5%
Health Care	6.2%
Financials	6.1%
Industrials	4.6%
Consumer Staples	2.6%
Real Estate	0.4%
Materials	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple Inc.	12.6%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.4%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Growth ETF
Semi-Annual Shareholder Report — September 30, 2025
IWY-09/25-SAR

iShares Russell Top 200 Value ETF
IWX | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,843,823,681
Number of Portfolio Holdings	155
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.3%
Health Care	13.7%
Industrials	10.9%
Information Technology	10.8%
Communication Services	10.3%
Consumer Staples	8.4%
Consumer Discretionary	7.2%
Energy	5.5%
Utilities	3.2%
Materials	3.0%
Real Estate	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.7%
JPMorgan Chase & Co.	4.5%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.3%
Alphabet, Inc., Class C, NVS	2.1%
Walmart, Inc.	2.1%
Procter & Gamble Co. (The)	1.8%
Bank of America Corp.	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Value ETF
Semi-Annual Shareholder Report — September 30, 2025
IWX-09/25-SAR

iShares Russell 3000 ETF
IWV | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$11	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,126,146,546
Number of Portfolio Holdings	2,589
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.2%
Financials	14.0%
Consumer Discretionary	10.7%
Communication Services	9.7%
Industrials	9.5%
Health Care	9.3%
Consumer Staples	4.7%
Energy	3.0%
Real Estate	2.4%
Utilities	2.3%
Materials	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.8%
Microsoft Corp.	6.0%
Apple Inc.	5.8%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.5%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 3000 ETF
Semi-Annual Shareholder Report — September 30, 2025
IWV-09/25-SAR

iShares Russell Mid-Cap Value ETF
IWS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$12	0.23%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$14,106,401,838
Number of Portfolio Holdings	722
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.4%
Financials	17.1%
Information Technology	9.9%
Real Estate	9.3%
Consumer Discretionary	8.7%
Health Care	7.6%
Utilities	7.3%
Energy	6.7%
Materials	6.6%
Consumer Staples	5.9%
Communication Services	3.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Robinhood Markets, Inc., Class A	1.0%
Bank of New York Mellon Corp. (The)	0.8%
Corning, Inc.	0.7%
Coinbase Global, Inc., Class A	0.7%
United Rentals, Inc.	0.6%
Marathon Petroleum Corp.	0.6%
Digital Realty Trust, Inc.	0.6%
Cummins, Inc.	0.6%
L3Harris Technologies, Inc.	0.6%
Allstate Corp. (The)	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Value ETF
Semi-Annual Shareholder Report — September 30, 2025
IWS-09/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares S&P 100 ETF | OEF | NYSE Arca

•	iShares S&P 500 Growth ETF | IVW | NYSE Arca

•	iShares S&P 500 Value ETF | IVE | NYSE Arca

•	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2025	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)(a)	505,768	$109,159,907
General Dynamics Corp.	169,405	57,767,105
General Electric Co.	709,286	213,367,415
Lockheed Martin Corp.	137,413	68,597,944
RTX Corp.	895,280	149,807,202

		598,699,573

Air Freight & Logistics — 0.3%
FedEx Corp.	145,168	34,232,066
United Parcel Service, Inc., Class B	493,690	41,237,926

		75,469,992

Automobiles — 3.2%
General Motors Co.	636,802	38,825,818
Tesla, Inc.(a)	1,876,873	834,682,961

		873,508,779

Banks — 4.2%
Bank of America Corp.	4,557,778	235,135,767
Citigroup, Inc.	1,231,278	124,974,717
JPMorgan Chase & Co.	1,839,151	580,123,400
U.S. Bancorp.	1,040,854	50,304,474
Wells Fargo & Co.	2,142,622	179,594,576

		1,170,132,934

Beverages — 1.1%
Coca-Cola Co. (The)	2,590,628	171,810,449
PepsiCo, Inc.	915,690	128,599,504

		300,409,953

Biotechnology — 1.7%
AbbVie, Inc.	1,181,557	273,577,708
Amgen, Inc.	359,890	101,560,958
Gilead Sciences, Inc.	829,892	92,118,012

		467,256,678

Broadline Retail — 5.2%
Amazon.com, Inc.(a)	6,491,188	1,425,270,149

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	471,697	51,396,105
BlackRock, Inc.(b)	96,316	112,291,935
Charles Schwab Corp. (The)	1,141,271	108,957,143
Goldman Sachs Group, Inc. (The)	202,461	161,229,817
Morgan Stanley	811,443	128,986,979

		562,861,979

Chemicals — 0.5%
Linde PLC	313,647	148,982,325

Communications Equipment — 0.7%
Cisco Systems, Inc.	2,648,614	181,218,170

Consumer Finance — 0.8%
American Express Co.	363,028	120,583,380
Capital One Financial Corp.	427,710	90,922,592

		211,505,972

Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	296,609	274,550,189
Target Corp.	304,679	27,329,706
Walmart, Inc.	2,935,723	302,555,612

		604,435,507

Security	Shares	Value

Diversified Telecommunication Services — 0.9%
AT&T Inc.	4,782,514	$135,058,195
Verizon Communications, Inc.	2,820,072	123,942,165

		259,000,360

Electric Utilities — 0.9%
Duke Energy Corp.	520,101	64,362,499
NextEra Energy, Inc.	1,377,341	103,975,472
Southern Co. (The)	735,778	69,729,681

		238,067,652

Electrical Equipment — 0.2%
Emerson Electric Co.	376,410	49,377,464

Entertainment — 1.7%
Netflix, Inc.(a)	284,220	340,757,042
Walt Disney Co. (The)	1,202,555	137,692,548

		478,449,590

Financial Services — 4.9%
Berkshire Hathaway, Inc., Class B(a)	1,226,483	616,602,063
Mastercard, Inc., Class A	552,141	314,063,322
PayPal Holdings, Inc.(a)	638,997	42,851,139
Visa, Inc., Class A	1,136,138	387,854,791

		1,361,371,315

Food Products — 0.2%
Mondelez International, Inc., Class A	864,279	53,991,509

Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	1,394,831	136,651,593
Union Pacific Corp.	396,665	93,759,706

		230,411,299

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	1,164,084	155,917,411
Intuitive Surgical, Inc.(a)	239,770	107,232,337
Medtronic PLC	856,976	81,618,394

		344,768,142

Health Care Providers & Services — 1.0%
CVS Health Corp.	848,368	63,958,463
UnitedHealth Group, Inc.	605,756	209,167,547

		273,126,010

Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	21,674	117,023,778
McDonald’s Corp.	477,276	145,039,404
Starbucks Corp.	759,471	64,251,246

		326,314,428

Household Products — 1.0%
Colgate-Palmolive Co.	540,589	43,214,684
Procter & Gamble Co. (The)	1,566,698	240,723,148

		283,937,832

Industrial Conglomerates — 0.5%
3M Co.	356,238	55,281,013
Honeywell International, Inc.	424,663	89,391,561

		144,672,574

Insurance — 0.2%
American International Group, Inc.	370,547	29,102,762
MetLife, Inc.	373,641	30,776,809

		59,879,571

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	3,890,681	945,824,551

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS	3,123,367	$760,696,033
Meta Platforms, Inc., Class A	1,450,717	1,065,377,550

		2,771,898,134

IT Services — 1.0%
Accenture PLC, Class A	416,603	102,734,300
International Business Machines Corp.	623,025	175,792,734

		278,527,034

Life Sciences Tools & Services — 0.8%
Danaher Corp.	426,263	84,510,902
Thermo Fisher Scientific, Inc.(a)	252,579	122,505,867

		207,016,769

Machinery — 0.8%
Caterpillar, Inc.	313,328	149,504,455
Deere & Co.	168,469	77,034,135

		226,538,590

Media — 0.3%
Comcast Corp., Class A	2,463,187	77,393,336

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	1,287,235	199,894,723
ConocoPhillips	835,359	79,016,608
Exxon Mobil Corp.	2,851,457	321,501,777

		600,413,108

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,361,408	61,399,501
Eli Lilly & Co.	531,737	405,715,331
Johnson & Johnson	1,610,796	298,673,794
Merck & Co., Inc.	1,670,615	140,214,717
Pfizer, Inc.	3,802,766	96,894,478

		1,002,897,821

Retail REITs — 0.1%
Simon Property Group, Inc.	218,370	40,981,498

Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.(a)	1,085,438	175,613,014
Broadcom, Inc.	3,145,902	1,037,864,529
Intel Corp.	2,924,773	98,126,134
NVIDIA Corp.	16,319,838	3,044,955,374
QUALCOMM, Inc.	721,371	120,007,279
Texas Instruments, Inc.	608,057	111,718,313

		4,588,284,643

Software — 13.3%
Adobe, Inc.(a)	283,708	100,077,997

Security	Shares	Value

Software (continued)
Intuit, Inc.	186,582	$127,418,713
Microsoft Corp.	4,971,641	2,575,061,456
Oracle Corp.	1,108,428	311,734,291
Palantir Technologies, Inc., Class A(a)	1,521,126	277,483,805
Salesforce, Inc.	639,403	151,538,511
ServiceNow, Inc.(a)	139,138	128,045,919

		3,671,360,692

Specialized REITs — 0.2%
American Tower Corp.	313,179	60,230,585

Specialty Retail — 1.3%
Home Depot, Inc. (The)	665,450	269,633,685
Lowe’s Cos., Inc.	374,828	94,198,025

		363,831,710

Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	9,925,948	2,527,444,139

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	793,104	55,303,142

Tobacco — 0.9%
Altria Group, Inc.	1,123,591	74,224,421
Philip Morris International, Inc.	1,041,115	168,868,853

		243,093,274

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	323,690	77,484,912

Total Long-Term Investments — 99.9% (Cost: $20,100,522,025)		27,515,819,144

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	23,735,612	23,735,612

Total Short-Term Securities — 0.1% (Cost: $23,735,612)		23,735,612

Total Investments — 100.0% (Cost: $20,124,257,637)		27,539,554,756

Other Assets Less Liabilities — 0.0%		4,932,942

Net Assets — 100.0%		$27,544,487,698

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$18,533,961	$—	$(18,536,353	)(b)	$2,392	$—	$—	—	$16,857(c	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,443,382	—	(707,770	)(b)	—	—	23,735,612	23,735,612	535,669		—
BlackRock, Inc.	68,546,921	25,736,064	—		600,736	17,408,214	112,291,935	96,316	835,653		—

					$603,128	$17,408,214	$136,027,547		$1,388,179		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	64	12/19/25	$ 21,564	$245,971

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$245,971	$—	$—	$—	$245,971

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,959,159	$—	$—	$—	$6,959,159

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(105,397)	$—	$—	$—	$(105,397)

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 100 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,696,594

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$27,515,819,144	$—	$—	$27,515,819,144
Short-Term Securities
Money Market Funds	23,735,612	—	—	23,735,612

	$27,539,554,756	$—	$—	$27,539,554,756

Derivative Financial Instruments(a)
Assets
Equity Contracts	$245,971	$—	$—	$245,971

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)(b)	165,701	$118,913,666
General Electric Co.	917,650	276,047,473
Howmet Aerospace, Inc.(b)	850,840	166,960,333
RTX Corp.	1,610,317	269,454,344
TransDigm Group, Inc.	118,930	156,752,118

		988,127,934

Automobiles — 4.0%
Tesla, Inc.(a)	5,922,660	2,633,925,355

Banks — 1.6%
JPMorgan Chase & Co.	3,308,077	1,043,466,728

Beverages — 0.1%
Monster Beverage Corp.(a)(b)	658,827	44,345,645

Biotechnology — 1.1%
AbbVie, Inc.	1,565,961	362,582,610
Amgen, Inc.	488,591	137,880,380
Incyte Corp.(a)	205,092	17,393,852
Vertex Pharmaceuticals, Inc.(a)	541,129	211,927,762

		729,784,604

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	11,880,569	2,608,616,536
eBay, Inc.	646,254	58,776,801

		2,667,393,337

Building Products — 0.5%
Allegion PLC	96,797	17,166,948
Builders FirstSource, Inc.(a)(b)	122,704	14,877,860
Carrier Global Corp.	810,443	48,383,447
Lennox International, Inc.	67,467	35,714,331
Masco Corp.	181,160	12,751,853
Trane Technologies PLC	469,642	198,170,138

		327,064,577

Capital Markets — 1.9%
Ameriprise Financial, Inc.	199,574	98,040,727
Bank of New York Mellon Corp. (The)	803,772	87,578,997
Coinbase Global, Inc., Class A(a)	233,909	78,941,948
FactSet Research Systems, Inc.	36,624	10,492,410
Interactive Brokers Group, Inc., Class A	929,682	63,971,418
Intercontinental Exchange, Inc.	628,231	105,844,359
KKR & Co., Inc., Class A	635,913	82,636,894
Moody’s Corp.	169,314	80,674,735
Morgan Stanley	1,152,261	183,163,409
MSCI, Inc., Class A	163,287	92,650,677
Nasdaq, Inc.	392,270	34,696,281
Raymond James Financial, Inc.	232,216	40,080,482
Robinhood Markets, Inc., Class A(a)(b)	1,094,782	156,750,887
S&P Global, Inc.	310,007	150,883,507

		1,266,406,731

Chemicals — 0.3%
Ecolab, Inc.	264,021	72,304,791
Sherwin-Williams Co. (The)	278,949	96,588,881

		168,893,672

Commercial Services & Supplies — 0.7%
Cintas Corp.	722,957	148,394,154
Copart, Inc.(a)(b)	1,872,771	84,218,512
Republic Services, Inc.	428,334	98,294,086
Rollins, Inc.	348,332	20,461,022

Security	Shares	Value

Commercial Services & Supplies (continued)
Veralto Corp.	253,869	$27,064,974
Waste Management, Inc.	413,594	91,333,963

		469,766,711

Communications Equipment — 0.8%
Arista Networks, Inc.(a)(b)	2,175,267	316,958,154
F5, Inc.(a)	56,261	18,182,993
Motorola Solutions, Inc.	351,641	160,801,913

		495,943,060

Construction & Engineering — 0.3%
EMCOR Group, Inc.	94,495	61,378,282
Quanta Services, Inc.(b)	314,488	130,330,117

		191,708,399

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	66,189	41,717,603
Vulcan Materials Co.	172,890	53,184,422

		94,902,025

Consumer Finance — 0.7%
American Express Co.	1,145,607	380,524,821
Synchrony Financial	785,264	55,793,007

		436,317,828

Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	935,999	866,388,754
Walmart, Inc.	6,206,865	639,679,507

		1,506,068,261

Containers & Packaging — 0.0%
Packaging Corp. of America	95,274	20,763,063

Electric Utilities — 0.8%
Constellation Energy Corp.(b)	659,380	216,982,177
NextEra Energy, Inc.	2,912,058	219,831,258
NRG Energy, Inc.	408,269	66,119,164
PPL Corp.	811,642	30,160,617

		533,093,216

Electrical Equipment — 1.3%
AMETEK, Inc.	229,104	43,071,552
Eaton Corp. PLC	821,666	307,508,501
Emerson Electric Co.	807,739	105,959,202
GE Vernova, Inc.	574,549	353,290,180
Generac Holdings, Inc.(a)	77,598	12,989,905
Hubbell, Inc.	112,167	48,266,582

		871,085,922

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,576,896	318,890,880
Trimble, Inc.(a)	220,954	18,040,894
Zebra Technologies Corp., Class A(a)	48,855	14,517,752

		351,449,526

Entertainment — 1.8%
Electronic Arts, Inc.(b)	190,124	38,348,011
Live Nation Entertainment, Inc.(a)(b)	332,883	54,393,082
Netflix, Inc.(a)	896,858	1,075,260,993
TKO Group Holdings, Inc., Class A	143,365	28,953,996

		1,196,956,082

Financial Services — 5.5%
Apollo Global Management, Inc.	971,203	129,432,224
Berkshire Hathaway, Inc., Class B(a)	1,896,438	953,415,240
Block, Inc., Class A(a)	429,185	31,017,200
Corpay, Inc.(a)	149,028	42,929,006
Fiserv, Inc.(a)	1,147,311	147,922,807
Jack Henry & Associates, Inc.	62,341	9,284,445

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Mastercard, Inc., Class A	1,742,288	$991,030,837
PayPal Holdings, Inc.(a)	1,350,996	90,597,792
Visa, Inc., Class A	3,585,233	1,223,926,842

		3,619,556,393

Ground Transportation — 0.8%
CSX Corp.	1,809,981	64,272,425
Old Dominion Freight Line, Inc.	179,575	25,280,568
Uber Technologies, Inc.(a)(b)	4,401,481	431,213,094

		520,766,087

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	3,127,389	305,326,988
Dexcom, Inc.(a)	359,096	24,163,570
Insulet Corp.(a)	148,560	45,864,929
Intuitive Surgical, Inc.(a)	756,615	338,380,927
ResMed, Inc.	309,033	84,591,603
Stryker Corp.	384,899	142,285,613

		940,613,630

Health Care Providers & Services — 0.1%
DaVita, Inc.(a)	75,449	10,024,909
HCA Healthcare, Inc.	203,956	86,926,047

		96,950,956

Health Care REITs — 0.2%
Welltower, Inc.	762,290	135,794,341

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	850,198	14,470,370

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	905,619	109,960,259
Booking Holdings, Inc.	68,414	369,385,658
Carnival Corp.(a)(b)	2,291,479	66,246,658
Chipotle Mexican Grill, Inc.(a)	2,830,089	110,911,188
Darden Restaurants, Inc.	106,795	20,329,496
Domino’s Pizza, Inc.	27,672	11,946,279
DoorDash, Inc., Class A(a)	781,293	212,503,883
Expedia Group, Inc.	249,450	53,319,938
Hilton Worldwide Holdings, Inc.	496,387	128,782,643
Las Vegas Sands Corp.	651,931	35,067,369
Marriott International, Inc., Class A	475,529	123,846,773
Norwegian Cruise Line Holdings Ltd.(a)(b)	954,000	23,497,020
Royal Caribbean Cruises Ltd.	532,699	172,370,742
Wynn Resorts Ltd.	178,198	22,857,457
Yum! Brands, Inc.	240,167	36,505,384

		1,497,530,747

Household Durables — 0.3%
Garmin Ltd.	345,333	85,027,891
NVR, Inc.(a)	3,828	30,756,679
PulteGroup, Inc.	416,422	55,021,839

		170,806,409

Household Products — 0.1%
Colgate-Palmolive Co.	750,561	59,999,846

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	672,186	131,694,681

Insurance — 1.3%
Aon PLC, Class A	232,110	82,765,784
Arch Capital Group Ltd.	784,492	71,176,959
Arthur J. Gallagher & Co.	243,495	75,420,141
Brown & Brown, Inc.	618,402	57,999,923
Cincinnati Financial Corp.	174,927	27,655,959
Erie Indemnity Co., Class A, NVS	53,307	16,960,155

Security	Shares	Value

Insurance (continued)
Hartford Insurance Group, Inc. (The)	326,390	$43,537,162
Marsh & McLennan Cos., Inc.	456,551	92,008,723
Progressive Corp. (The)	1,237,266	305,542,839
W R Berkley Corp.	350,108	26,825,275
Willis Towers Watson PLC	98,828	34,140,133

		834,033,053

Interactive Media & Services — 13.3%
Alphabet, Inc., Class A	12,277,382	2,984,631,564
Alphabet, Inc., Class C, NVS	9,856,082	2,400,448,771
Meta Platforms, Inc., Class A	4,577,813	3,361,854,311

		8,746,934,646

IT Services — 1.0%
Gartner, Inc.(a)(b)	159,838	42,016,615
GoDaddy, Inc., Class A(a)	292,202	39,982,000
International Business Machines Corp.	1,966,078	554,748,568

		636,747,183

Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.(a)	17,813	21,867,417
Waters Corp.(a)	58,472	17,530,490

		39,397,907

Machinery — 1.8%
Caterpillar, Inc.	988,763	471,788,265
Cummins, Inc.	290,802	122,826,041
Deere & Co.	233,915	106,959,973
Dover Corp.	130,245	21,728,773
Illinois Tool Works, Inc.	229,549	59,857,197
Ingersoll Rand, Inc.(b)	763,343	63,067,399
PACCAR, Inc.	609,552	59,931,153
Parker-Hannifin Corp.	269,681	204,458,650
Pentair PLC	226,960	25,138,090
Westinghouse Air Brake Technologies Corp.	360,815	72,332,583

		1,208,088,124

Media — 0.1%
Trade Desk, Inc. (The), Class A(a)(b)	940,632	46,100,374

Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	495,091	41,320,295

Oil, Gas & Consumable Fuels — 0.4%
ONEOK, Inc.	744,682	54,339,446
Targa Resources Corp.	454,175	76,092,479
Texas Pacific Land Corp.(b)	40,214	37,545,399
Williams Cos., Inc. (The)	1,340,257	84,905,281

		252,882,605

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	1,368,969	77,688,991
United Airlines Holdings, Inc.(a)(b)	683,258	65,934,397

		143,623,388

Pharmaceuticals — 1.9%
Eli Lilly & Co.	1,677,898	1,280,236,174

Professional Services — 0.5%
Automatic Data Processing, Inc.	487,276	143,015,506
Broadridge Financial Solutions, Inc.	109,983	26,194,651
Dayforce, Inc.(a)(b)	337,047	23,219,168
Leidos Holdings, Inc.	140,805	26,606,513
Paychex, Inc.	321,819	40,793,776
Paycom Software, Inc.(b)	104,247	21,697,971
Verisk Analytics, Inc.	129,746	32,632,416

		314,160,001

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	618,605	$97,467,404

Residential REITs — 0.1%
AvalonBay Communities, Inc.	132,069	25,511,769
Camden Property Trust	116,261	12,414,349
Essex Property Trust, Inc.	65,967	17,656,727
Mid-America Apartment Communities, Inc.	102,542	14,328,194
UDR, Inc.	288,974	10,767,171

		80,678,210

Retail REITs — 0.2%
Simon Property Group, Inc.	689,098	129,323,022

Semiconductors & Semiconductor Equipment — 20.5%
Applied Materials, Inc.	711,381	145,648,146
Broadcom, Inc.	9,927,178	3,275,075,294
First Solar, Inc.(a)	119,970	26,456,984
KLA Corp.	278,503	300,393,336
Monolithic Power Systems, Inc.	101,090	93,067,497
NVIDIA Corp.	51,498,780	9,608,642,372
NXP Semiconductors NV	212,831	48,468,004

		13,497,751,633

Software — 14.0%
Adobe, Inc.(a)	376,048	132,650,932
AppLovin Corp., Class A(a)(b)	571,553	410,683,693
Autodesk, Inc.(a)	451,682	143,485,821
Cadence Design Systems, Inc.(a)	316,316	111,109,158
Crowdstrike Holdings, Inc., Class A(a)	526,070	257,974,207
Datadog, Inc., Class A(a)(b)	680,614	96,919,434
Fair Isaac Corp.(a)	50,651	75,800,741
Fortinet, Inc.(a)	1,374,704	115,585,112
Gen Digital, Inc.	672,394	19,089,266
Intuit, Inc.	588,745	402,059,848
Microsoft Corp.	8,158,010	4,225,441,279
Oracle Corp.	3,497,729	983,701,304
Palantir Technologies, Inc., Class A(a)	4,800,160	875,645,187
Palo Alto Networks, Inc.(a)	1,412,308	287,574,155
PTC, Inc.(a)(b)	118,830	24,124,867
Salesforce, Inc.	2,017,736	478,203,432
ServiceNow, Inc.(a)	439,016	404,017,644
Synopsys, Inc.(a)	203,077	100,196,161
Tyler Technologies, Inc.(a)(b)	91,322	47,776,017
Workday, Inc., Class A(a)	214,258	51,578,328

		9,243,616,586

Specialized REITs — 0.4%
Equinix, Inc.	97,077	76,034,589
Extra Space Storage, Inc.	201,607	28,414,491
Iron Mountain, Inc.	623,367	63,546,032
Public Storage	333,267	96,264,173

		264,259,285

Specialty Retail — 1.5%
AutoZone, Inc.(a)	35,316	151,514,116
Home Depot, Inc. (The)	923,947	374,374,085
O’Reilly Automotive, Inc.(a)	1,790,845	193,071,000

Security	Shares	Value

Specialty Retail (continued)
TJX Cos., Inc. (The)	1,389,239	$200,800,605
Tractor Supply Co.	604,012	34,350,162
Williams-Sonoma, Inc.	259,594	50,737,647

		1,004,847,615

Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.(b)	14,408,192	3,668,757,929
Dell Technologies, Inc., Class C	301,154	42,694,603
NetApp, Inc	198,499	23,514,191
Super Micro Computer, Inc.(a)(b)	1,058,099	50,725,266

		3,785,691,989

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	313,082	31,737,122
Lululemon Athletica, Inc.(a)	105,874	18,838,161
Ralph Lauren Corp., Class A	81,679	25,611,267
Tapestry, Inc.	439,275	49,734,716

		125,921,266

Tobacco — 0.6%
Altria Group, Inc.	1,630,954	107,740,821
Philip Morris International, Inc.	1,774,078	287,755,452

		395,496,273

Trading Companies & Distributors — 0.4%
Fastenal Co.	1,380,647	67,706,929
United Rentals, Inc.	135,811	129,653,329
WW Grainger, Inc.	92,862	88,493,772

		285,854,030

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	539,611	129,172,081

Total Long-Term Investments — 100.0% (Cost: $40,522,022,478)		65,809,249,280

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	438,682,714	438,902,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c )(d)	38,413,707	38,413,707

Total Short-Term Securities — 0.7% (Cost: $477,290,682)		477,315,763

Total Investments — 100.7% (Cost: $40,999,313,160)		66,286,565,043

Liabilities in Excess of Other Assets — (0.7)%		(436,159,507)

Net Assets — 100.0%		$65,850,405,536

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$219,824,633	$219,141,588	(a)	$—		$(47,142)	$(17,023)	$438,902,056	438,682,714	$213,911(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,598,005	—		(32,184,298	)(a)	—	—	38,413,707	38,413,707	1,304,697		—

						$(47,142)	$(17,023)	$477,315,763		$1,518,608		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	112	12/19/25	$26,658	$149,015

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$149,015	$—	$—	$—	$149,015

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$18,435,872	$—	$—	$—	$18,435,872

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,419,760	$—	$—	$—	$1,419,760

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,662,540

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$65,809,249,280	$—	$—	$65,809,249,280
Short-Term Securities
Money Market Funds	477,315,763	—	—	477,315,763

	$66,286,565,043	$—	$—	$66,286,565,043

Derivative Financial Instruments(a)
Assets
Equity Contracts	$149,015	$—	$—	$149,015

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2025	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	1,216,704	$262,601,224
General Dynamics Corp.	405,219	138,179,679
General Electric Co.	1,006,724	302,842,714
Huntington Ingalls Industries, Inc.	62,893	18,107,524
L3Harris Technologies, Inc.	300,714	91,841,063
Lockheed Martin Corp.	330,578	165,027,843
Northrop Grumman Corp.	216,563	131,956,167
RTX Corp.	924,065	154,623,796
Textron, Inc.	286,742	24,226,832

		1,289,406,842

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	190,164	25,177,714
Expeditors International of Washington, Inc.	218,380	26,771,204
FedEx Corp.	349,213	82,347,917
United Parcel Service, Inc., Class B	1,180,255	98,586,700

		232,883,535

Automobile Components — 0.1%
Aptiv PLC(a)(b)	350,696	30,237,009

Automobiles — 0.4%
Ford Motor Co.	6,282,614	75,140,063
General Motors Co.	1,531,951	93,403,053

		168,543,116

Banks — 6.0%
Bank of America Corp.	10,964,766	565,672,278
Citigroup, Inc.	2,962,115	300,654,672
Citizens Financial Group, Inc.	694,032	36,894,741
Fifth Third Bancorp	1,065,012	47,446,285
Huntington Bancshares, Inc.	2,340,798	40,425,581
JPMorgan Chase & Co.	1,902,541	600,118,508
KeyCorp	1,499,707	28,029,524
M&T Bank Corp.	251,448	49,691,154
PNC Financial Services Group, Inc. (The)	633,657	127,320,701
Regions Financial Corp.	1,435,274	37,848,175
Truist Financial Corp.	2,074,782	94,859,033
U.S. Bancorp	2,506,204	121,124,839
Wells Fargo & Co.	5,154,524	432,052,202

		2,482,137,693

Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	283,346	7,673,010
Coca-Cola Co. (The)	6,230,979	413,238,527
Constellation Brands, Inc., Class A	229,733	30,938,143
Keurig Dr. Pepper, Inc.	2,180,836	55,633,127
Molson Coors Beverage Co., Class B	275,767	12,478,457
Monster Beverage Corp.(a)	642,278	43,231,732
PepsiCo, Inc.	2,205,489	309,738,875

		872,931,871

Biotechnology — 2.1%
AbbVie, Inc.	1,648,009	381,580,004
Amgen, Inc.	493,015	139,128,833
Biogen, Inc.(a)	234,523	32,851,982
Gilead Sciences, Inc.	1,996,533	221,615,163
Incyte Corp.(a)	103,685	8,793,525
Moderna, Inc.(a)	544,051	14,052,837
Regeneron Pharmaceuticals, Inc.	163,911	92,162,238

		890,184,582

Security	Shares	Value

Broadline Retail — 3.5%
Amazon.com, Inc.(a)	6,558,736	$1,440,101,663
eBay, Inc.	242,268	22,034,275

		1,462,135,938

Building Products — 0.5%
A. O. Smith Corp.	184,947	13,576,959
Allegion PLC	64,387	11,419,034
Builders FirstSource, Inc.(a)(b)	85,413	10,356,326
Carrier Global Corp.	667,594	39,855,362
Johnson Controls International PLC	1,052,941	115,770,863
Masco Corp.	200,486	14,112,210

		205,090,754

Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	521,999	56,877,011
BlackRock, Inc.(c)	231,730	270,167,055
Blackstone, Inc., Class A, NVS	1,186,030	202,633,226
Cboe Global Markets, Inc.	168,548	41,336,397
Charles Schwab Corp. (The)	2,747,370	262,291,414
CME Group, Inc., Class A	579,656	156,617,255
Coinbase Global, Inc., Class A(a)(b)	185,588	62,634,094
FactSet Research Systems, Inc.	33,460	9,585,955
Franklin Resources, Inc.	495,931	11,470,884
Goldman Sachs Group, Inc. (The)	487,092	387,895,714
Intercontinental Exchange, Inc.	442,543	74,559,645
Invesco Ltd.	719,581	16,507,188
KKR & Co., Inc., Class A	618,164	80,330,412
Moody’s Corp.	119,231	56,811,187
Morgan Stanley	1,073,672	170,670,901
Nasdaq, Inc.	430,341	38,063,661
Northern Trust Corp.	307,707	41,417,362
Raymond James Financial, Inc.	108,500	18,727,100
Robinhood Markets, Inc., Class A(a)	410,964	58,841,826
S&P Global, Inc.	266,500	129,708,215
State Street Corp.	458,741	53,218,543
T Rowe Price Group, Inc.	353,225	36,255,014

		2,236,620,059

Chemicals — 2.1%
Air Products & Chemicals, Inc.	357,983	97,629,124
Albemarle Corp.	189,145	15,335,877
CF Industries Holdings, Inc.	260,958	23,407,933
Corteva, Inc.	1,097,327	74,212,225
Dow, Inc.	1,138,491	26,105,599
DuPont de Nemours, Inc.	673,193	52,441,735
Eastman Chemical Co.	185,821	11,716,014
Ecolab, Inc.	209,472	57,366,002
International Flavors & Fragrances, Inc.	410,788	25,279,893
Linde PLC	754,502	358,388,450
LyondellBasell Industries NV, Class A	412,764	20,241,946
Mosaic Co. (The)	511,743	17,747,247
PPG Industries, Inc.	365,603	38,428,531
Sherwin-Williams Co. (The)	159,467	55,217,043

		873,517,619

Commercial Services & Supplies — 0.2%
Rollins, Inc.	187,000	10,984,380
Veralto Corp.	207,372	22,107,929
Waste Management, Inc.	280,275	61,893,128

		94,985,437

Communications Equipment — 1.1%
Cisco Systems, Inc.	6,371,871	435,963,414
F5, Inc.(a)	49,406	15,967,525

		451,930,939

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	46,567	$29,350,249
Vulcan Materials Co.	80,696	24,823,703

		54,173,952

Consumer Finance — 0.5%
Capital One Financial Corp.	1,028,885	218,720,373

Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp.	352,731	36,454,749
Dollar Tree, Inc.(a)(b)	312,301	29,471,845
Kroger Co. (The)	978,734	65,976,459
Sysco Corp.	768,321	63,263,551
Target Corp.	730,875	65,559,488
Walmart, Inc.	2,330,634	240,195,140

		500,921,232

Containers & Packaging — 0.4%
Amcor PLC	3,694,806	30,223,513
Avery Dennison Corp.	125,910	20,418,825
Ball Corp.	437,907	22,079,271
International Paper Co.	850,240	39,451,136
Packaging Corp. of America	71,817	15,651,079
Smurfit WestRock PLC	840,129	35,764,291

		163,588,115

Distributors — 0.1%
Genuine Parts Co.	223,137	30,926,788
LKQ Corp.	409,566	12,508,146
Pool Corp.	52,842	16,384,719

		59,819,653

Diversified Telecommunication Services — 1.5%
AT&T Inc.	11,505,398	324,912,440
Verizon Communications, Inc.	6,781,753	298,058,044

		622,970,484

Electric Utilities — 2.4%
Alliant Energy Corp.	411,122	27,713,734
American Electric Power Co., Inc.	859,296	96,670,800
Duke Energy Corp.	1,250,272	154,721,160
Edison International	616,722	34,092,392
Entergy Corp.	717,968	66,907,438
Evergy, Inc.	369,959	28,124,283
Eversource Energy	597,144	42,480,824
Exelon Corp.	1,623,918	73,092,549
FirstEnergy Corp.	836,169	38,313,263
NextEra Energy, Inc.	1,092,781	82,494,038
PG&E Corp.	3,529,333	53,222,342
Pinnacle West Capital Corp.	192,313	17,242,784
PPL Corp.	567,358	21,083,023
Southern Co. (The)	1,767,909	167,544,736
Xcel Energy, Inc.	951,644	76,750,089

		980,453,455

Electrical Equipment — 0.3%
AMETEK, Inc.	197,100	37,054,800
Emerson Electric Co.	289,528	37,980,283
Generac Holdings, Inc.(a)	36,321	6,080,136
Rockwell Automation, Inc.	181,038	63,278,212

		144,393,431

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	210,530	33,533,218
Corning, Inc.	1,254,303	102,890,475
Jabil, Inc.	171,722	37,292,867
Keysight Technologies, Inc.(a)	277,315	48,507,940
TE Connectivity PLC	475,443	104,374,002

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(a)(b)	75,479	$44,233,713
Trimble, Inc.(a)	215,191	17,570,345
Zebra Technologies Corp., Class A(a)	44,856	13,329,409

		401,731,969

Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	1,593,693	77,644,723
Halliburton Co.	1,371,892	33,748,543
Schlumberger NV	2,400,645	82,510,169

		193,903,435

Entertainment — 1.3%
Electronic Arts, Inc.	217,401	43,849,782
Take-Two Interactive Software, Inc.(a)	279,014	72,086,057
Walt Disney Co. (The)	2,891,814	331,112,703
Warner Bros Discovery, Inc., Class A(a)	3,983,663	77,800,938

		524,849,480

Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	1,504,346	756,294,908
Block, Inc., Class A(a)	557,106	40,262,051
Fidelity National Information Services, Inc.	845,137	55,728,334
Global Payments, Inc.	392,312	32,593,281
Jack Henry & Associates, Inc.	69,629	10,369,847
PayPal Holdings, Inc.(a)(b)	507,292	34,019,001

		929,267,422

Food Products — 1.1%
Archer-Daniels-Midland Co.	772,838	46,169,342
Bunge Global SA	225,336	18,308,550
Campbell’s Co. (The)	316,115	9,982,912
Conagra Brands, Inc.	766,713	14,038,515
General Mills, Inc.	860,341	43,378,393
Hershey Co. (The)	238,357	44,584,677
Hormel Foods Corp.	468,148	11,581,982
J M Smucker Co. (The)	170,811	18,550,075
Kellanova	431,071	35,356,443
Kraft Heinz Co. (The)	1,371,230	35,706,829
Lamb Weston Holdings, Inc.	228,047	13,244,970
McCormick & Co., Inc., NVS	405,533	27,134,213
Mondelez International, Inc., Class A	2,082,804	130,112,766
Tyson Foods, Inc., Class A	457,964	24,867,445

		473,017,112

Gas Utilities — 0.1%
Atmos Energy Corp.	258,292	44,103,359

Ground Transportation — 1.0%
CSX Corp.	1,619,855	57,521,051
JB Hunt Transport Services, Inc.	123,051	16,509,753
Norfolk Southern Corp.	361,002	108,448,611
Old Dominion Freight Line, Inc.	161,916	22,794,534
Union Pacific Corp.	954,238	225,553,236

		430,827,185

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,798,662	374,852,788
Align Technology, Inc.(a)	109,739	13,741,518
Baxter International, Inc.	818,758	18,643,120
Becton Dickinson & Co.	460,695	86,228,283
Cooper Cos., Inc. (The)(a)	320,271	21,957,780
Dexcom, Inc.(a)	360,380	24,249,970
Edwards Lifesciences Corp.(a)	942,755	73,318,056
GE HealthCare Technologies, Inc.(b)	736,540	55,314,154
Hologic, Inc.(a)	356,943	24,090,083
IDEXX Laboratories, Inc.(a)	128,732	82,245,587

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	2,063,073	$196,487,073
Solventum Corp.(a)	237,072	17,306,256
STERIS PLC	158,467	39,211,074
Stryker Corp.	260,033	96,126,399
Zimmer Biomet Holdings, Inc.	317,495	31,273,258

		1,155,045,399

Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	383,931	60,261,810
Cencora, Inc.	311,963	97,497,796
Centene Corp.(a)	750,747	26,786,653
Cigna Group (The)	429,717	123,865,925
CVS Health Corp.	2,040,812	153,856,817
Elevance Health, Inc.	363,434	117,432,794
HCA Healthcare, Inc.(b)	108,056	46,053,467
Henry Schein, Inc.(a)	165,859	11,008,062
Humana, Inc.	194,143	50,510,184
Labcorp Holdings, Inc.	134,209	38,526,035
McKesson Corp.	200,137	154,613,838
Molina Healthcare, Inc.(a)	87,308	16,707,259
Quest Diagnostics, Inc.	179,789	34,264,188
UnitedHealth Group, Inc.	1,457,280	503,198,784
Universal Health Services, Inc., Class B	90,736	18,550,068

		1,453,133,680

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	246,636	20,554,644
Healthpeak Properties, Inc.	1,110,326	21,262,743
Ventas, Inc.	726,863	50,873,141
Welltower, Inc.	495,039	88,186,248

		180,876,776

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	380,679	6,479,157

Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	106,802	20,330,829
Domino’s Pizza, Inc.	29,150	12,584,347
McDonald’s Corp.	1,148,233	348,936,526
MGM Resorts International(a)(b)	333,133	11,546,390
Starbucks Corp.	1,827,982	154,647,277
Yum! Brands, Inc.	263,641	40,073,432

		588,118,801

Household Durables — 0.4%
DR Horton, Inc.	445,278	75,461,262
Lennar Corp., Class A	366,222	46,158,621
Mohawk Industries, Inc.(a)	82,275	10,606,893
NVR, Inc.(a)	1,724	13,851,754

		146,078,530

Household Products — 1.8%
Church & Dwight Co., Inc.	391,981	34,349,295
Clorox Co. (The)	196,747	24,258,905
Colgate-Palmolive Co.	728,776	58,258,354
Kimberly-Clark Corp.	533,751	66,366,599
Procter & Gamble Co. (The)	3,771,372	579,471,308

		762,704,461

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,142,084	15,029,825

Industrial Conglomerates — 0.8%
3M Co.	857,034	132,994,536
Honeywell International, Inc.	1,021,585	215,043,643

		348,038,179

Security	Shares	Value

Industrial REITs — 0.4%
Prologis, Inc.	1,492,635	$170,936,560

Insurance — 2.6%
Aflac, Inc.	774,514	86,513,214
Allstate Corp. (The)	423,995	91,010,527
American International Group, Inc.	891,422	70,012,284
Aon PLC, Class A	170,086	60,649,266
Arthur J. Gallagher & Co.	226,575	70,179,340
Assurant, Inc.	80,780	17,496,948
Chubb Ltd.	596,607	168,392,326
Cincinnati Financial Corp.	117,627	18,596,829
Everest Group Ltd.	68,002	23,816,340
Globe Life, Inc.	130,343	18,635,139
Hartford Insurance Group, Inc. (The)	203,436	27,136,328
Loews Corp.	273,681	27,474,836
Marsh & McLennan Cos., Inc.	443,852	89,449,493
MetLife, Inc.	898,860	74,039,098
Principal Financial Group, Inc.	326,185	27,043,998
Prudential Financial, Inc.	568,461	58,972,144
Travelers Cos., Inc. (The)	362,251	101,147,724
W R Berkley Corp.	216,479	16,586,621
Willis Towers Watson PLC	81,622	28,196,320

		1,075,348,775

Interactive Media & Services — 0.0%
Match Group, Inc.	387,173	13,674,950

IT Services — 0.9%
Accenture PLC, Class A	1,002,208	247,144,493
Akamai Technologies, Inc.(a)	230,717	17,479,120
Cognizant Technology Solutions Corp., Class A	785,863	52,707,831
EPAM Systems, Inc.(a)	90,663	13,671,074
VeriSign, Inc.	135,348	37,839,240

		368,841,758

Leisure Products — 0.0%
Hasbro, Inc.	210,143	15,939,347

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	458,606	58,862,080
Bio-Techne Corp.	250,886	13,956,788
Charles River Laboratories International, Inc.(a)	79,119	12,378,959
Danaher Corp.	1,024,580	203,133,231
IQVIA Holdings, Inc.(a)(b)	273,537	51,955,618
Mettler-Toledo International, Inc.(a)	19,639	24,109,033
Revvity, Inc.	186,770	16,370,390
Thermo Fisher Scientific, Inc.(a)	607,226	294,516,755
Waters Corp.(a)(b)	51,650	15,485,186
West Pharmaceutical Services, Inc.	115,570	30,317,478

		721,085,518

Machinery — 1.1%
Deere & Co.	227,373	103,968,578
Dover Corp.	120,969	20,181,258
Fortive Corp.	544,116	26,656,243
IDEX Corp.	121,798	19,823,843
Illinois Tool Works, Inc.	251,831	65,667,452
Nordson Corp.	86,674	19,670,664
Otis Worldwide Corp.	634,868	58,045,981
PACCAR, Inc.	379,363	37,298,970
Pentair PLC	91,921	10,181,170
Snap-on, Inc.	83,896	29,072,481
Stanley Black & Decker, Inc.	247,574	18,402,175
Xylem, Inc.	390,899	57,657,603

		466,626,418

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.8%
Charter Communications, Inc., Class A(a)(b)	149,452	$41,114,992
Comcast Corp., Class A	5,925,788	186,188,259
Fox Corp., Class A, NVS	337,827	21,303,371
Fox Corp., Class B	238,744	13,677,644
Interpublic Group of Cos., Inc. (The)	589,119	16,442,311
News Corp., Class A, NVS	605,732	18,602,030
News Corp., Class B(b)	200,166	6,915,735
Omnicom Group, Inc.	312,723	25,496,306
Paramount Skydance Corp., Class B, NVS(b)	495,254	9,370,206

		339,110,854

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	2,310,240	90,607,613
Newmont Corp.	1,767,475	149,015,817
Nucor Corp.	369,339	50,019,581
Steel Dynamics, Inc.	222,368	31,004,770

		320,647,781

Multi-Utilities — 1.3%
Ameren Corp.	435,325	45,439,223
CenterPoint Energy, Inc.	1,046,656	40,610,253
CMS Energy Corp.	478,814	35,077,914
Consolidated Edison, Inc.	579,560	58,257,371
Dominion Energy, Inc.	1,371,775	83,911,477
DTE Energy Co.	334,237	47,271,139
NiSource, Inc.	756,437	32,753,722
Public Service Enterprise Group, Inc.	423,432	35,339,635
Sempra	1,049,069	94,395,228
WEC Energy Group, Inc.	517,903	59,346,505

		532,402,467

Office REITs — 0.0%
BXP, Inc.	233,131	17,330,959

Oil, Gas & Consumable Fuels — 5.4%
APA Corp.	581,061	14,108,161
Chevron Corp.	3,096,719	480,889,494
ConocoPhillips	2,009,625	190,090,429
Coterra Energy, Inc.	1,229,302	29,072,992
Devon Energy Corp.	1,021,429	35,811,301
Diamondback Energy, Inc.	300,305	42,973,646
EOG Resources, Inc.	877,937	98,434,296
EQT Corp.	1,004,149	54,655,830
Expand Energy Corp.	383,190	40,710,106
Exxon Mobil Corp.	6,859,815	773,444,141
Kinder Morgan, Inc.	3,146,398	89,074,527
Marathon Petroleum Corp.	489,187	94,285,902
Occidental Petroleum Corp.	1,156,338	54,636,971
ONEOK, Inc.	442,671	32,301,703
Phillips 66.	650,259	88,448,229
Valero Energy Corp.	499,855	85,105,312
Williams Cos., Inc. (The)	943,969	59,800,436

		2,263,843,476

Passenger Airlines — 0.1%
Southwest Airlines Co.	845,060	26,965,865

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	375,074	33,051,521
Kenvue, Inc.	3,092,247	50,187,169

		83,238,690

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	3,273,583	147,638,593
Johnson & Johnson	3,875,161	718,532,353
Merck & Co., Inc.	4,019,078	337,321,217

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	9,145,340	$233,023,263
Viatris, Inc.	1,885,308	18,664,549
Zoetis, Inc., Class A	713,112	104,342,548

		1,559,522,523

Professional Services — 0.7%
Automatic Data Processing, Inc.	281,084	82,498,154
Broadridge Financial Solutions, Inc.	105,087	25,028,571
Equifax, Inc.	200,052	51,319,339
Jacobs Solutions, Inc.	191,843	28,749,592
Leidos Holdings, Inc.(b)	99,506	18,802,654
Paychex, Inc.	273,655	34,688,508
Verisk Analytics, Inc.	125,841	31,650,270

		272,737,088

Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	677,821	57,187,758

Residential REITs — 0.3%
AvalonBay Communities, Inc.	127,732	24,673,991
Camden Property Trust	84,520	9,025,046
Equity Residential	559,195	36,196,692
Essex Property Trust, Inc.	53,849	14,413,223
Invitation Homes, Inc.	905,389	26,555,059
Mid-America Apartment Communities, Inc.	111,582	15,591,353
UDR, Inc.	266,250	9,920,475

		136,375,839

Retail REITs — 0.4%
Federal Realty Investment Trust	124,171	12,579,764
Kimco Realty Corp.	1,082,642	23,655,728
Realty Income Corp.	1,471,173	89,432,607
Regency Centers Corp.	260,997	19,026,681

		144,694,780

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.(a)	2,611,255	422,474,946
Analog Devices, Inc.	797,811	196,022,163
Applied Materials, Inc.	748,938	153,337,566
First Solar, Inc.(a)	80,979	17,858,299
Intel Corp.	7,042,853	236,287,718
Lam Research Corp.	2,036,459	272,681,860
Microchip Technology, Inc.	865,122	55,558,135
Micron Technology, Inc.	1,800,735	301,298,980
NXP Semiconductors NV(b)	243,450	55,440,869
ON Semiconductor Corp.(a)	658,062	32,449,037
QUALCOMM, Inc.	1,735,414	288,703,473
Skyworks Solutions, Inc.	238,467	18,357,190
Teradyne, Inc.	255,963	35,230,747
Texas Instruments, Inc.	1,461,350	268,493,836

		2,354,194,819

Software — 8.2%
Adobe, Inc.(a)	395,886	139,648,786
Cadence Design Systems, Inc.(a)	197,645	69,424,783
Gen Digital, Inc.	369,315	10,484,853
Microsoft Corp.	5,740,993	2,973,547,324
PTC, Inc.(a)	101,372	20,580,543
Roper Technologies, Inc.	172,948	86,247,438
Synopsys, Inc.(a)	142,753	70,432,903
Workday, Inc., Class A(a)	184,931	44,518,440

		3,414,885,070

Specialized REITs — 1.2%
American Tower Corp.	753,032	144,823,114
Crown Castle, Inc.	700,466	67,587,964

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Digital Realty Trust, Inc.	515,840	$89,178,419
Equinix, Inc.	83,399	65,321,433
Extra Space Storage, Inc.	186,491	26,284,042
SBA Communications Corp., Class A	172,850	33,420,548
VICI Properties, Inc.	1,715,849	55,953,836
Weyerhaeuser Co.	1,159,398	28,741,476

		511,310,832

Specialty Retail — 2.1%
Best Buy Co., Inc.	316,267	23,916,111
CarMax, Inc.(a)	240,706	10,800,478
Home Depot, Inc. (The)	896,502	363,253,645
Lowe’s Cos., Inc.	900,332	226,262,435
Ross Stores, Inc.	528,570	80,548,782
TJX Cos., Inc. (The)	736,343	106,431,017
Tractor Supply Co.	390,678	22,217,858
Ulta Beauty, Inc.(a)	72,244	39,499,407

		872,929,733

Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	12,894,699	3,283,377,206
Dell Technologies, Inc., Class C	255,729	36,254,700
Hewlett Packard Enterprise Co.	2,112,993	51,895,108
HP, Inc.	1,520,064	41,391,343
NetApp, Inc.	170,633	20,213,185
Seagate Technology Holdings PLC	341,812	80,688,141
Western Digital Corp.(b)	559,983	67,231,559

		3,581,051,242

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(a)(b)	95,071	16,915,983
NIKE, Inc., Class B	1,911,589	133,295,101

		150,211,084

Tobacco — 0.7%
Altria Group, Inc.	1,463,150	96,655,689
Philip Morris International, Inc.	1,151,737	186,811,741

		283,467,430

Security	Shares	Value

Trading Companies & Distributors — 0.1%
Fastenal Co.	793,050	$38,891,172

Water Utilities — 0.1%
American Water Works Co., Inc.	314,097	43,719,161

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	365,972	87,606,377

Total Long-Term Investments — 99.7% (Cost: $36,607,542,287)		41,613,629,185

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	92,237,828	92,283,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	80,185,646	80,185,646

Total Short-Term Securities — 0.4% (Cost: $172,436,381)		172,469,593

Total Investments — 100.1% (Cost: $36,779,978,668)		41,786,098,778

Liabilities in Excess of Other Assets — (0.1)%		(60,163,317)

Net Assets — 100.0%		$41,725,935,461

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P 500 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,420,531	$—		$(32,104,756	)(a)	$(30,028)	$(1,800)	$92,283,947	92,237,828	$1,655,745	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,635,664	13,549,982	(a)	—		—	—	80,185,646	80,185,646	1,252,890		—
BlackRock, Inc.	214,837,709	19,833,820		(15,365,459)		2,880,797	47,980,188	270,167,055	231,730	2,432,961		—

						$2,850,769	$47,978,388	$442,636,648		$5,341,596		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	852	12/19/25	$85,933	$187,641
S&P 500 E-Mini Index	58	12/19/25	19,542	197,345

				$384,986

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$384,986	$—	$—	$—	$384,986

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$8,613,436	$—	$—	$—	$8,613,436

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(723,602)	$—	$—	$—	$(723,602)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares ® S&P 500 Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$87,262,940

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$41,613,629,185	$—	$—	$41,613,629,185
Short-Term Securities
Money Market Funds	172,469,593	—	—	172,469,593

	$41,786,098,778	$—	$—	$41,786,098,778

Derivative Financial Instruments(a)
Assets
Equity Contracts	$384,986	$—	$—	$384,986

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)(b)	322,396	$28,909,249
Mercury Systems, Inc.(a)(b)	479,673	37,126,690
National Presto Industries, Inc.	48,486	5,437,705

		71,473,644

Air Freight & Logistics — 0.3%
Forward Air Corp.(a)(b)	121,656	3,119,260
Hub Group, Inc., Class A	552,213	19,018,216

		22,137,476

Automobile Components — 3.1%
Adient PLC(a)	737,961	17,770,101
American Axle & Manufacturing Holdings, Inc.(a)(b)	1,076,700	6,470,967
BorgWarner, Inc.	1,968,047	86,515,346
Dana, Inc.	1,193,476	23,917,259
Fox Factory Holding Corp.(a)	381,893	9,276,181
Gentherm, Inc.(a)	276,948	9,432,849
LCI Industries	220,695	20,557,739
Patrick Industries, Inc.	157,668	16,307,601
Phinia, Inc.	174,120	10,008,418
Standard Motor Products, Inc.	189,543	7,737,145

		207,993,606

Automobiles — 0.1%
Winnebago Industries, Inc.	254,359	8,505,765

Banks — 10.7%
Ameris Bancorp	303,046	22,216,302
Atlantic Union Bankshares Corp.	1,297,202	45,778,259
Banc of California, Inc.	1,193,636	19,754,676
Bank of Hawaii Corp.	194,875	12,791,595
BankUnited, Inc.	368,908	14,077,529
Banner Corp.	153,780	10,072,590
Beacon Financial Corp.	754,430	17,887,535
Capitol Federal Financial, Inc.	1,119,142	7,106,552
Cathay General Bancorp	313,496	15,050,943
Central Pacific Financial Corp.	93,126	2,825,443
Community Financial System, Inc.	172,672	10,125,486
Customers Bancorp, Inc.(a)	267,884	17,511,577
CVB Financial Corp.	696,941	13,179,154
Dime Community Bancshares, Inc.	372,557	11,113,375
Eagle Bancorp, Inc.	253,886	5,133,575
FB Financial Corp.	210,867	11,753,727
First BanCorp/Puerto Rico	564,699	12,451,613
First Bancorp/Southern Pines NC	376,264	19,900,603
First Commonwealth Financial Corp.	501,126	8,544,198
First Financial Bancorp	460,530	11,628,382
First Hawaiian, Inc.	647,243	16,071,044
Fulton Financial Corp.	876,650	16,331,989
Hanmi Financial Corp.	271,283	6,697,977
Heritage Financial Corp.	308,084	7,452,552
Hilltop Holdings, Inc.	402,140	13,439,519
Hope Bancorp, Inc.	1,163,182	12,527,470
Independent Bank Corp.	453,963	31,400,621
Lakeland Financial Corp.	106,561	6,841,216
National Bank Holdings Corp., Class A	190,065	7,344,112
NBT Bancorp, Inc.	266,252	11,118,684
Northwest Bancshares, Inc.	1,332,133	16,505,128
OFG Bancorp	165,622	7,202,901
Park National Corp.	44,128	7,172,124
Provident Financial Services, Inc.	1,186,463	22,875,007
Renasant Corp.	864,151	31,878,530
S&T Bancorp, Inc.	163,528	6,147,018

Security	Shares	Value

Banks (continued)
Seacoast Banking Corp. of Florida	789,677	$24,029,871
Simmons First National Corp., Class A	1,313,168	25,173,431
Southside Bancshares, Inc.	256,564	7,247,933
Stellar Bancorp, Inc.	419,406	12,724,778
Tompkins Financial Corp.	69,139	4,577,693
Triumph Financial, Inc.(a)(b)	79,786	3,992,491
TrustCo Bank Corp.	171,047	6,209,006
Trustmark Corp.	547,828	21,693,989
United Community Banks, Inc.	1,105,441	34,655,575
Veritex Holdings, Inc.	496,796	16,657,570
WaFd, Inc.	715,671	21,677,675
Westamerica BanCorp.	103,959	5,196,910
WSFS Financial Corp.	274,266	14,791,165

		708,537,093

Beverages — 0.1%
MGP Ingredients, Inc.	129,129	3,123,631
National Beverage Corp.(a)	101,932	3,763,329

		6,886,960

Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.(a)(b)	351,181	7,494,202
Alkermes PLC(a)	541,689	16,250,670
Arrowhead Pharmaceuticals, Inc.(a)(b)	767,533	26,472,213
Dynavax Technologies Corp.(a)(b)	533,592	5,298,569
Myriad Genetics, Inc.(a)	844,251	6,103,935
Vir Biotechnology, Inc.(a)(b)	867,015	4,950,656
Xencor, Inc.(a)	375,337	4,402,703

		70,972,948

Broadline Retail — 0.7%
Etsy, Inc.(a)(b)	459,733	30,521,674
Kohl’s Corp.(b)	1,016,764	15,627,663

		46,149,337

Building Products — 2.0%
American Woodmark Corp.(a)	132,103	8,819,196
Gibraltar Industries, Inc.(a)	268,892	16,886,418
Hayward Holdings, Inc.(a)(b)	1,813,755	27,423,976
Insteel Industries, Inc.	176,122	6,752,518
Masterbrand, Inc.(a)(b)	1,155,124	15,212,983
Quanex Building Products Corp.	414,811	5,898,612
Resideo Technologies, Inc.(a)(b)	1,244,717	53,746,880

		134,740,583

Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	333,996	14,495,426
BGC Group, Inc., Class A	1,496,759	14,159,340
Donnelley Financial Solutions, Inc.(a)(b)	144,703	7,442,075
MarketAxess Holdings, Inc.	47,678	8,307,892
Moelis & Co., Class A	282,420	20,142,195
StepStone Group, Inc., Class A	283,034	18,484,951
StoneX Group, Inc.(a)(b)	198,738	20,056,639
Victory Capital Holdings, Inc., Class A	94,166	6,098,190
Virtus Investment Partners, Inc.	35,110	6,671,953

		115,858,661

Chemicals — 3.7%
AdvanSix, Inc.	243,562	4,720,232
Celanese Corp., Class A	995,902	41,907,556
Chemours Co. (The)	1,362,416	21,580,669
Element Solutions, Inc.	1,116,351	28,098,555
FMC Corp.	1,136,029	38,204,655
HB Fuller Co.	491,183	29,117,328
Ingevity Corp.(a)	162,141	8,948,562
Innospec, Inc.	112,670	8,693,617

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Koppers Holdings, Inc.	178,888	$5,008,864
Minerals Technologies, Inc.	285,789	17,753,213
Quaker Chemical Corp.	125,187	16,493,387
Sensient Technologies Corp.	181,771	17,059,208
Stepan Co.	194,964	9,299,783

		246,885,629

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	566,471	26,125,642
Brady Corp., Class A, NVS	143,011	11,159,148
CoreCivic, Inc.(a)	459,782	9,356,564
Deluxe Corp.	407,287	7,885,076
Enviri Corp.(a)	731,820	9,286,796
Healthcare Services Group, Inc.(a)(b)	657,107	11,059,111
HNI Corp.	199,663	9,354,212
MillerKnoll, Inc.	618,624	10,974,390
Pitney Bowes, Inc.	762,314	8,698,003
UniFirst Corp.	75,220	12,576,032
Vestis Corp.	1,016,784	4,606,031

		121,081,005

Communications Equipment — 1.7%
Calix, Inc.(a)	324,212	19,896,890
Digi International, Inc.(a)(b)	138,093	5,034,871
Extreme Networks, Inc.(a)	626,170	12,930,411
Harmonic, Inc.(a)	505,763	5,148,667
NetScout Systems, Inc.(a)	622,211	16,071,710
Viasat, Inc.(a)(b)	1,221,062	35,777,117
Viavi Solutions, Inc.(a)(b)	1,160,189	14,722,798

		109,582,464

Construction & Engineering — 0.9%
Arcosa, Inc.	160,920	15,079,813
Everus Construction Group, Inc.(a)(b)	241,508	20,709,311
MYR Group, Inc.(a)	60,570	12,600,377
WillScot Holdings Corp., Class A	630,811	13,316,421

		61,705,922

Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	423,651	23,627,016
Encore Capital Group, Inc.(a)	210,290	8,777,505
EZCORP, Inc., Class A, NVS(a)(b)	529,386	10,079,509
Navient Corp.	622,550	8,186,533
PRA Group, Inc.(a)	354,532	5,473,974
World Acceptance Corp.(a)	28,308	4,788,015

		60,932,552

Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	308,236	12,270,875
Grocery Outlet Holding Corp.(a)(b)	894,273	14,353,082
PriceSmart, Inc.	229,162	27,772,143
United Natural Foods, Inc.(a)(b)	551,855	20,760,785

		75,156,885

Containers & Packaging — 0.7%
O-I Glass, Inc.(a)(b)	1,403,253	18,200,191
Sealed Air Corp.	815,002	28,810,321

		47,010,512

Diversified Consumer Services — 0.6%
Matthews International Corp., Class A	279,390	6,783,589
Mister Car Wash, Inc.(a)(b)	477,612	2,545,672
Perdoceo Education Corp.	260,396	9,806,513
Strategic Education, Inc.	215,477	18,533,177

		37,668,951

Security	Shares	Value

Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	660,203	$12,009,093
American Assets Trust, Inc.	175,682	3,569,858
Armada Hoffler Properties, Inc.	261,829	1,835,421
Global Net Lease, Inc.	1,811,568	14,728,048

		32,142,420

Diversified Telecommunication Services — 0.5%
Lumen Technologies, Inc.(a)	4,209,589	25,762,685
Uniti Group, Inc.(a)(b)	860,551	5,266,572

		31,029,257

Electric Utilities — 0.4%
MGE Energy, Inc.	126,007	10,607,269
Otter Tail Corp.	209,948	17,209,438

		27,816,707

Electrical Equipment — 0.6%
Sunrun, Inc.(a)(b)	2,100,710	36,321,276
Vicor Corp.(a)(b)	91,402	4,544,507

		40,865,783

Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.(b)	174,660	29,716,652
Arlo Technologies, Inc.(a)(b)	407,231	6,902,565
Benchmark Electronics, Inc.	143,367	5,526,798
CTS Corp.	106,981	4,272,821
ePlus, Inc.	127,693	9,067,480
Insight Enterprises, Inc.(a)(b)	286,530	32,495,367
Knowles Corp.(a)	782,364	18,236,905
PC Connection, Inc.	103,667	6,426,317
Plexus Corp.(a)	78,366	11,338,777
Ralliant Corp.	1,025,323	44,837,375
Rogers Corp.(a)	152,938	12,305,392
Sanmina Corp.(a)(b)	252,390	29,052,613
ScanSource, Inc.(a)	188,636	8,298,098
TTM Technologies, Inc.(a)	451,310	25,995,456
Vishay Intertechnology, Inc.	1,124,974	17,212,102

		261,684,718

Energy Equipment & Services — 1.0%
Bristow Group, Inc.(a)(b)	227,472	8,207,190
Core Laboratories, Inc.(b)	221,250	2,734,650
Helix Energy Solutions Group, Inc.(a)	533,322	3,498,592
Helmerich & Payne, Inc.	378,980	8,371,668
Innovex International, Inc.(a)(b)	349,481	6,479,378
Liberty Energy, Inc., Class A	667,394	8,235,642
Noble Corp. PLC	261,084	7,383,456
Patterson-UTI Energy, Inc.	3,193,155	16,540,543
RPC, Inc.	396,090	1,885,388

		63,336,507

Financial Services — 3.9%
Enact Holdings, Inc.	206,664	7,923,498
EVERTEC, Inc.	203,197	6,863,995
HA Sustainable Infrastructure Capital, Inc.	519,534	15,949,694
Jackson Financial, Inc., Class A	416,274	42,139,417
Mr. Cooper Group, Inc.	582,005	122,680,834
NCR Atleos Corp.(a)(b)	375,666	14,767,430
Radian Group, Inc.	677,853	24,551,835
Walker & Dunlop, Inc.	309,940	25,917,183

		260,793,886

Food Products — 0.7%
Fresh Del Monte Produce, Inc.	300,388	10,429,471
J & J Snack Foods Corp.	63,594	6,110,748
John B Sanfilippo & Son, Inc.	83,121	5,343,018

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Simply Good Foods Co. (The)(a)	455,781	$11,312,484
Tootsie Roll Industries, Inc.	76,663	3,213,713
TreeHouse Foods, Inc.(a)(b)	407,082	8,227,127

		44,636,561

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	91,869	12,373,836
MDU Resources Group, Inc.	1,861,081	33,145,852
Northwest Natural Holding Co.	373,068	16,761,945

		62,281,633

Ground Transportation — 1.0%
ArcBest Corp.	207,193	14,476,575
Heartland Express, Inc.	414,382	3,472,521
Hertz Global Holdings, Inc.(a)(b)	1,128,013	7,670,488
Marten Transport Ltd.	525,156	5,598,163
RXO, Inc.(a)(b)	788,703	12,130,252
Schneider National, Inc., Class B	454,916	9,626,023
Werner Enterprises, Inc.	545,399	14,354,902

		67,328,924

Health Care Equipment & Supplies — 2.2%
Avanos Medical, Inc.(a)	421,016	4,866,945
CONMED Corp.	282,235	13,273,512
Embecta Corp.	530,699	7,488,163
Enovis Corp.(a)(b)	520,771	15,800,192
Integra LifeSciences Holdings Corp.(a)	608,005	8,712,712
Neogen Corp.(a)(b)	1,971,021	11,254,530
Omnicell, Inc.(a)	416,831	12,692,504
QuidelOrtho Corp.(a)(b)	618,493	18,214,619
STAAR Surgical Co.(a)	193,329	5,194,750
Teleflex, Inc.	401,923	49,179,298

		146,677,225

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)(b)	841,045	20,824,274
AdaptHealth Corp.(a)(b)	972,873	8,707,213
Addus HomeCare Corp.(a)(b)	63,223	7,459,682
AMN Healthcare Services, Inc.(a)(b)	347,745	6,732,343
Concentra Group Holdings Parent, Inc.	638,196	13,357,442
National HealthCare Corp.	40,505	4,921,763
NeoGenomics, Inc.(a)	644,632	4,976,559
Pediatrix Medical Group, Inc.(a)	774,861	12,978,922
Premier, Inc., Class A	749,832	20,845,330
Privia Health Group, Inc.(a)	324,515	8,080,424
Progyny, Inc.(a)	362,795	7,807,348
Select Medical Holdings Corp.	1,006,762	12,926,824
U.S. Physical Therapy, Inc.	70,355	5,976,657

		135,594,781

Health Care REITs — 1.0%
CareTrust REIT, Inc.	1,022,198	35,449,826
LTC Properties, Inc.	220,894	8,142,153
Medical Properties Trust, Inc.	4,486,339	22,745,739
Universal Health Realty Income Trust	59,119	2,315,691

		68,653,409

Health Care Technology — 0.5%
Certara, Inc.(a)(b)	1,098,981	13,429,548
HealthStream, Inc.	90,364	2,551,879
Schrodinger, Inc.(a)(b)	239,083	4,796,005
Waystar Holding Corp.(a)	376,341	14,270,851

		35,048,283

Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	1,020,019	12,250,428

Security	Shares	Value

Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust	537,942	$6,127,160
Summit Hotel Properties, Inc.	489,962	2,689,891

		21,067,479

Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants, Inc.(a)(b)	200,744	6,128,714
Bloomin’ Brands, Inc.	694,666	4,980,755
Caesars Entertainment, Inc.(a)(b)	400,854	10,833,079
Cheesecake Factory, Inc. (The)	141,379	7,724,949
Cracker Barrel Old Country Store, Inc.	202,054	8,902,499
Golden Entertainment, Inc.	178,004	4,197,334
Papa John’s International, Inc.	298,669	14,380,913
Penn Entertainment, Inc.(a)	1,278,516	24,624,218
United Parks & Resorts, Inc.(a)(b)	49,915	2,580,606
Wendy’s Co. (The)	789,363	7,230,565

		91,583,632

Household Durables — 2.6%
Century Communities, Inc.	235,334	14,913,115
Ethan Allen Interiors, Inc.	211,349	6,226,341
Helen of Troy Ltd.(a)(b)	208,278	5,248,606
La-Z-Boy, Inc.	375,547	12,888,773
Leggett & Platt, Inc.	1,228,236	10,906,736
LGI Homes, Inc.(a)(b)	184,121	9,520,897
M/I Homes, Inc.(a)	113,013	16,323,598
Meritage Homes Corp.	647,140	46,872,350
Newell Brands, Inc.	3,815,336	19,992,361
Sonos, Inc.(a)	1,101,227	17,399,386
Tri Pointe Homes, Inc.(a)	389,106	13,217,931

		173,510,094

Household Products — 0.6%
Central Garden & Pet Co.(a)	73,548	2,401,342
Central Garden & Pet Co., Class A, NVS(a)	470,544	13,895,164
Energizer Holdings, Inc.	319,774	7,959,175
Reynolds Consumer Products, Inc.	352,631	8,628,881
WD-40 Co.	48,214	9,527,086

		42,411,648

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	314,921	8,480,823
Clearway Energy, Inc., Class C	757,192	21,390,674

		29,871,497

Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	81,627	4,373,575
LXP Industrial Trust	2,691,471	24,115,580
Terreno Realty Corp.	479,248	27,197,324

		55,686,479

Insurance — 3.0%
AMERISAFE, Inc.	94,711	4,152,130
Assured Guaranty Ltd.	207,847	17,594,249
Employers Holdings, Inc.	102,399	4,349,909
Genworth Financial, Inc., Class A(a)(b)	3,733,112	33,224,697
Horace Mann Educators Corp.	369,304	16,681,462
Lincoln National Corp.	1,532,546	61,807,580
ProAssurance Corp.(a)	466,556	11,192,678
Safety Insurance Group, Inc.	136,082	9,619,637
SiriusPoint Ltd.(a)	866,274	15,670,897
Stewart Information Services Corp.	254,971	18,694,474
United Fire Group, Inc.	199,425	6,066,508

		199,054,221

Interactive Media & Services — 0.9%
Angi, Inc., Class A(a)(b)	333,933	5,429,750

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Cars.com, Inc.(a)(b)	290,346	$3,548,028
IAC, Inc.(a)	615,982	20,986,507
Shutterstock, Inc.	218,868	4,563,398
TripAdvisor, Inc.(a)	347,737	5,654,204
Yelp, Inc.(a)(b)	244,620	7,632,144
Ziff Davis, Inc.(a)(b)	373,826	14,242,770

		62,056,801

IT Services — 0.4%
DXC Technology Co.(a)	1,629,245	22,206,609
Grid Dynamics Holdings, Inc., Class A(a)	207,579	1,600,434

		23,807,043

Leisure Products — 0.4%
Acushnet Holdings Corp.	110,072	8,639,551
Sturm Ruger & Co., Inc.	146,648	6,374,789
Topgolf Callaway Brands Corp.(a)	1,275,203	12,114,428

		27,128,768

Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)	188,789	5,422,020
Cytek Biosciences, Inc.(a)	992,728	3,444,766
Fortrea Holdings, Inc.(a)	823,922	6,937,423

		15,804,209

Machinery — 3.1%
Alamo Group, Inc.	54,774	10,456,357
Albany International Corp., Class A	133,840	7,133,672
Astec Industries, Inc.	208,966	10,057,534
Enpro, Inc.(b)	72,899	16,475,174
Franklin Electric Co., Inc.	135,395	12,889,604
Gates Industrial Corp. PLC(a)	797,396	19,791,369
Hillenbrand, Inc.	642,317	17,368,252
JBT Marel Corp.	274,135	38,502,261
Kennametal, Inc.	693,038	14,505,285
Lindsay Corp.	54,209	7,619,617
Proto Labs, Inc.(a)	216,648	10,838,899
Standex International Corp.(b)	38,327	8,121,491
Tennant Co.	168,424	13,652,449
Titan International, Inc.(a)	434,801	3,287,095
Worthington Enterprises, Inc.	285,932	15,866,367

		206,565,426

Marine Transportation — 0.2%
Matson, Inc.	103,848	10,238,374

Media — 0.9%
Cable One, Inc.	42,277	7,485,143
DoubleVerify Holdings, Inc.(a)	542,225	6,495,855
John Wiley & Sons, Inc., Class A	152,506	6,171,918
Scholastic Corp., NVS	204,809	5,607,670
TEGNA, Inc.	1,465,230	29,788,126
Thryv Holdings, Inc.(a)	241,115	2,907,847

		58,456,559

Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.(a)	36,814	6,040,809
Hecla Mining Co.	4,329,734	52,389,781
Kaiser Aluminum Corp.	145,435	11,221,765
Materion Corp.	188,650	22,790,807
Metallus, Inc.(a)	326,370	5,394,896
SunCoke Energy, Inc.	768,221	6,268,683
Worthington Steel, Inc.	297,437	9,039,111

		113,145,852

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Adamas Trust, Inc.	762,077	5,311,677

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance, Inc.	1,191,501	$12,069,905
Arbor Realty Trust, Inc.	1,751,988	21,391,773
ARMOUR Residential REIT, Inc.	1,026,046	15,329,127
Blackstone Mortgage Trust, Inc., Class A	1,450,592	26,705,399
Ellington Financial, Inc.	906,492	11,766,266
Franklin BSP Realty Trust, Inc.	746,562	8,107,663
KKR Real Estate Finance Trust, Inc.	494,589	4,451,301
PennyMac Mortgage Investment Trust	789,610	9,680,619
Ready Capital Corp.	1,401,560	5,424,037
Redwood Trust, Inc.	1,172,537	6,788,989
Two Harbors Investment Corp.	944,919	9,326,351

		136,353,107

Multi-Utilities — 0.5%
Avista Corp.	737,912	27,900,453
Unitil Corp.	97,887	4,684,872

		32,585,325

Office REITs — 0.9%
Brandywine Realty Trust	1,576,100	6,572,337
Douglas Emmett, Inc.	638,786	9,945,898
Easterly Government Properties, Inc.	390,568	8,955,724
Highwoods Properties, Inc.	384,578	12,237,272
JBG SMITH Properties	560,641	12,474,263
SL Green Realty Corp.	193,347	11,564,084

		61,749,578

Oil, Gas & Consumable Fuels — 3.1%
California Resources Corp.	662,102	35,210,584
Comstock Resources, Inc.(a)	351,815	6,976,491
Crescent Energy Co., Class A	1,694,615	15,115,966
CVR Energy, Inc.	275,613	10,054,362
Dorian LPG Ltd.	332,822	9,918,096
International Seaways, Inc.	157,943	7,278,013
Kinetik Holdings, Inc., Class A	219,388	9,376,643
Magnolia Oil & Gas Corp., Class A	608,089	14,515,084
Par Pacific Holdings, Inc.(a)	463,033	16,400,629
Peabody Energy Corp.	1,106,463	29,343,399
REX American Resources Corp.(a)(b)	257,038	7,870,504
SM Energy Co.	524,175	13,088,650
Talos Energy, Inc.(a)(b)	1,172,835	11,247,488
Vital Energy, Inc.(a)	264,078	4,460,277
World Kinect Corp.	504,050	13,080,098

		203,936,284

Passenger Airlines — 0.4%
Allegiant Travel Co.(a)	122,360	7,435,817
JetBlue Airways Corp.(a)(b)	2,640,109	12,989,337
Sun Country Airlines Holdings, Inc.(a)	483,767	5,713,288

		26,138,442

Personal Care Products — 0.2%
Edgewell Personal Care Co.	421,620	8,584,183
USANA Health Sciences, Inc.(a)(b)	97,815	2,694,803

		11,278,986

Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(a)(b)	120,188	3,203,010
Innoviva, Inc.(a)	244,447	4,461,158
Ligand Pharmaceuticals, Inc.(a)	80,027	14,175,983
Organon & Co.	2,365,559	25,264,170
Pacira BioSciences, Inc.(a)	407,741	10,507,486
Prestige Consumer Healthcare, Inc.(a)	178,636	11,146,886
Supernus Pharmaceuticals, Inc.(a)	250,773	11,984,442

		80,743,135

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.6%
Amentum Holdings, Inc.(a)(b)	1,396,140	$33,437,553
CSG Systems International, Inc.	121,881	7,846,699
Heidrick & Struggles International, Inc.	86,546	4,307,394
Korn Ferry	180,447	12,627,681
ManpowerGroup, Inc.	421,862	15,988,570
Robert Half, Inc.	910,544	30,940,285

		105,148,182

Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)	2,003,333	31,893,061
eXp World Holdings, Inc.	814,981	8,687,697
Kennedy-Wilson Holdings, Inc.	685,806	5,705,906
Marcus & Millichap, Inc.	220,002	6,457,059

		52,743,723

Residential REITs — 0.2%
Centerspace	66,898	3,940,292
Elme Communities	327,963	5,529,456
Veris Residential, Inc.	420,049	6,384,745

		15,854,493

Retail REITs — 1.2%
Acadia Realty Trust	368,530	7,425,879
Getty Realty Corp.	271,221	7,276,860
Macerich Co. (The)	783,637	14,262,193
Phillips Edison & Co., Inc.	640,192	21,977,791
Saul Centers, Inc.	53,164	1,694,337
SITE Centers Corp.	475,847	4,287,382
Tanger, Inc.	338,904	11,468,511
Urban Edge Properties	456,577	9,346,131
Whitestone REIT	203,676	2,501,141

		80,240,225

Semiconductors & Semiconductor Equipment — 4.2%
ACM Research, Inc., Class A(a)	210,558	8,239,135
Alpha & Omega Semiconductor Ltd.(a)	116,540	3,258,458
Axcelis Technologies, Inc.(a)(b)	116,896	11,413,725
CEVA, Inc.(a)(b)	112,677	2,975,800
Cohu, Inc.(a)	423,599	8,611,768
Diodes, Inc.(a)	422,704	22,492,080
Enphase Energy, Inc.(a)(b)	1,189,139	42,083,629
FormFactor, Inc.(a)	386,769	14,086,127
Ichor Holdings Ltd.(a)	311,464	5,456,849
Kulicke & Soffa Industries, Inc.	474,804	19,296,035
MaxLinear, Inc.(a)	746,902	12,010,184
Penguin Solutions, Inc.(a)	432,716	11,371,776
Photronics, Inc.(a)(b)	316,566	7,265,190
Qorvo, Inc.(a)(b)	766,824	69,842,330
SolarEdge Technologies, Inc.(a)(b)	379,038	14,024,406
Ultra Clean Holdings, Inc.(a)	411,471	11,212,585
Veeco Instruments, Inc.(a)(b)	548,286	16,684,343

		280,324,420

Software — 1.0%
A10 Networks, Inc.	261,865	4,752,850
Adeia, Inc.	625,248	10,504,166
Alarm.com Holdings, Inc.(a)	182,343	9,678,767
LiveRamp Holdings, Inc.(a)(b)	285,746	7,755,146
N-able, Inc.(a)(b)	382,637	2,984,569
NCR Voyix Corp.(a)(b)	1,259,505	15,806,788
Sprinklr, Inc., Class A(a)	682,970	5,272,528
Teradata Corp.(a)	560,427	12,054,785

		68,809,599

Specialized REITs — 0.8%
Four Corners Property Trust, Inc.	436,058	10,639,815

Security	Shares	Value

Specialized REITs (continued)
Millrose Properties, Inc., Class A	1,093,750	$36,760,938
Safehold, Inc.	420,778	6,517,851

		53,918,604

Specialty Retail — 4.8%
Academy Sports & Outdoors, Inc.	604,669	30,245,543
Advance Auto Parts, Inc.	545,859	33,515,743
American Eagle Outfitters, Inc.	1,464,556	25,058,553
Asbury Automotive Group, Inc.(a)(b)	178,810	43,710,104
Buckle, Inc. (The)	136,653	8,016,065
Caleres, Inc.	306,648	3,998,690
Group 1 Automotive, Inc.	58,829	25,738,276
Guess?, Inc.	278,459	4,653,050
MarineMax, Inc.(a)(b)	171,378	4,341,005
Monro, Inc.	272,007	4,887,966
National Vision Holdings, Inc.(a)(b)	721,169	21,050,923
Sally Beauty Holdings, Inc.(a)(b)	902,181	14,687,507
Shoe Carnival, Inc.	161,217	3,351,701
Signet Jewelers Ltd.	374,603	35,931,920
Sonic Automotive, Inc., Class A	135,012	10,273,063
Upbound Group, Inc.	472,837	11,173,138
Urban Outfitters, Inc.(a)(b)	269,384	19,242,099
Victoria’s Secret & Co.(a)(b)	727,154	19,734,960

		319,610,306

Technology Hardware, Storage & Peripherals — 2.2%
Corsair Gaming, Inc.(a)	423,584	3,778,369
Sandisk Corp.(a)	1,255,405	140,856,441

		144,634,810

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	330,598	9,329,476
G-III Apparel Group Ltd.(a)(b)	345,814	9,202,110
Hanesbrands, Inc.(a)(b)	1,519,145	10,011,165
Oxford Industries, Inc.	127,381	5,164,026
Steven Madden Ltd.	226,218	7,573,779
Wolverine World Wide, Inc.	235,929	6,473,892

		47,754,448

Tobacco — 0.2%
Universal Corp.	227,030	12,684,166

Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	955,483	60,816,493
Boise Cascade Co.	339,672	26,263,439
DNOW, Inc.(a)(b)	417,903	6,373,021
Rush Enterprises, Inc., Class A	212,358	11,354,782

		104,807,735

Water Utilities — 0.9%
American States Water Co.	175,652	12,878,805
California Water Service Group	542,160	24,879,722
H2O America	299,168	14,569,482
Middlesex Water Co.	81,737	4,423,606

		56,751,615

Wireless Telecommunication Services — 0.7%
Gogo, Inc.(a)(b)	365,689	3,141,268
Shenandoah Telecommunications Co.	413,418	5,548,070
Telephone & Data Systems, Inc	894,799	35,111,913

		43,801,251

Total Long-Term Investments — 97.8% (Cost: $6,434,490,418)		6,501,426,603

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	244,619,977	$244,742,287
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	136,161,497	136,161,497

Total Short-Term Securities — 5.7% (Cost: $380,759,342)		380,903,784

Total Investments — 103.5% (Cost: $6,815,249,760)		6,882,330,387

Liabilities in Excess of Other Assets — (3.5)%		(235,001,581)

Net Assets — 100.0%		$6,647,328,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$212,982,880	$31,759,999	(a)	$—	$36,848	$(37,440)	$244,742,287	244,619,977	$1,891,934	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,043,931	77,117,566	(a)	—	—	—	136,161,497	136,161,497	1,074,868		—

					$36,848	$(37,440)	$380,903,784		$2,966,802		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	174	12/19/25	$21,363	$105,991

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	USD	63,679	02/09/26	0.40%	1D OBFR01	Monthly	$1,168
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		65,706	08/18/26	0.40%	1D FEDL01	Monthly	(7,203)
Caesars Entertainment, Inc.	Goldman Sachs Bank USA		38,154,496	08/18/26	0.40%	1D FEDL01	Monthly	2,177,290
Douglas Emmett, Inc.	Goldman Sachs Bank USA		67,072	08/18/26	0.40%	1D FEDL01	Monthly	(2,971)
First BanCorp/Puerto Rico	Goldman Sachs Bank USA		66,265	08/18/26	0.40%	1D FEDL01	Monthly	149
Genworth Financial, Inc., Class A	Goldman Sachs Bank USA		66,542	08/18/26	0.40%	1D FEDL01	Monthly	(976)
Hanmi Financial Corp.	Goldman Sachs Bank USA		66,243	08/18/26	0.40%	1D FEDL01	Monthly	(1,037)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		5,709,052	08/19/26	0.40%	1D FEDL01	Monthly	262,506
Jackson Financial, Inc., Class A	HSBC Bank PLC		11,921,308	02/09/28	0.40%	1D OBFR01	Monthly	656,014
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		3,317,859	02/09/26	0.40%	1D OBFR01	Monthly	173,260
Lincoln National Corp.	JPMorgan Chase Bank N.A.		134,587	02/09/26	0.40%	1D OBFR01	Monthly	(2,304)
MarketAxess Holdings, Inc.	HSBC Bank PLC		52,017,702	02/09/28	0.40%	1D OBFR01	Monthly	(1,188,803)
Moelis & Co., Class A	Goldman Sachs Bank USA		3,179,030	08/19/26	0.40%	1D FEDL01	Monthly	(134,878)
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		430,263	02/09/26	0.40%	1D OBFR01	Monthly	(9,332)
Noble Corp. PLC	BNP Paribas S.A.		4,529,020	09/07/27	0.20%	1D OBFR01	Monthly	5,141
Provident Financial Services, Inc.	BNP Paribas S.A.		66,033	09/07/27	0.20%	1D OBFR01	Monthly	(1,580)
SiriusPoint Ltd.	Goldman Sachs Bank USA		1,439,409	08/18/26	0.40%	1D FEDL01	Monthly	32,466
United Community Banks, Inc.	BNP Paribas S.A.		65,578	09/07/27	0.20%	1D OBFR01	Monthly	(871)
WaFd, Inc.	BNP Paribas S.A.		66,172	09/07/27	0.20%	1D OBFR01	Monthly	(2,048)

Total long positions of equity swaps								1,955,991

Net dividends and financing fees								(174,941)

Total equity swap contracts including dividends and financing fees								$1,781,050

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$3,307,994	$(1,526,944)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$105,991	$—	$—	$—	$105,991
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	3,307,994	—	—	—	3,307,994

	$—	$—	$3,413,985	$—	$—	$—	$3,413,985

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	$—	$—	$1,526,944	$—	$—	$—	$1,526,944

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,743,175	$—	$—	$—	$3,743,175
Swaps	—	—	1,725,384	—	—	—	1,725,384

	$—	$—	$5,468,559	$—	$—	$—	$5,468,559

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(39,035)	$—	$—	$—	$(39,035)
Swaps	—	—	753,461	—	—	—	753,461

	$—	$—	$714,426	$—	$—	$—	$714,426

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,667,395
Equity swaps:
Average notional value — long	73,168,093

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

 Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$33,825	$—
Swaps — OTC(a)	3,307,994	1,526,944

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,341,819	$1,526,944

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(33,825)	(174,941)

Total derivative assets and liabilities subject to an MNA	$3,307,994	$1,352,003

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® S&P Small-Cap 600 Value ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas S.A.	$5,141	$(4,499)	$—	$—	$642
Goldman Sachs Bank USA	2,472,411	(147,065)	—	(2,325,346)	—
HSBC Bank PLC	656,014	(656,014)	—	—	—
JPMorgan Chase Bank N.A.	174,428	(11,636)	—	—	162,792

	$3,307,994	$(819,214)	$—	$(2,325,346)	$163,434

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas S.A.	$4,499	$(4,499)	$—	$—	$—
Goldman Sachs Bank USA	147,065	(147,065)	—	—	—
HSBC Bank PLC	1,188,803	(656,014)	—	—	532,789
JPMorgan Chase Bank N.A.	11,636	(11,636)	—	—	—

	$1,352,003	$(819,214)	$—	$—	$532,789

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,501,426,603	$—	$—	$6,501,426,603
Short-Term Securities
Money Market Funds	380,903,784	—	—	380,903,784

	$6,882,330,387	$—	$—	$6,882,330,387

Derivative Financial Instruments(a)
Assets
Equity Contracts	$105,991	$3,307,994	$—	$3,413,985
Liabilities
Equity Contracts	—	(1,526,944)	—	(1,526,944)

	$105,991	$1,781,050	$—	$1,887,041

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

September 30, 2025

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$27,403,527,209	$65,809,249,280	$41,343,462,130	$6,501,426,603
Investments, at value — affiliated(c)	136,027,547	477,315,763	442,636,648	380,903,784
Cash	34,540	875	322	10,853
Cash pledged:
Futures contracts	1,487,640	1,985,340	6,535,360	1,422,000
Receivables:
Investments sold	—	—	—	61,801
Securities lending income — affiliated	3,243	57,747	15,888	1,442,856
Capital shares sold	289,286	48,312	—	—
Dividends — unaffiliated	6,941,752	9,777,544	31,062,275	9,679,011
Dividends — affiliated	93,590	208,853	259,338	256,702
Due from broker	—	—	—	487,078
Variation margin on futures contracts	80,800	108,080	221,968	33,825
Unrealized appreciation on OTC swaps	—	—	—	3,307,994

Total assets	27,548,485,607	66,298,751,794	41,824,193,929	6,899,032,507

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	—	—	4,530,000
Collateral on securities loaned	—	438,747,029	92,162,399	244,614,771
Payables:
Capital shares redeemed	—	—	—	49,799
Investment advisory fees	3,997,909	9,599,229	6,096,069	982,187
Unrealized depreciation on OTC swaps	—	—	—	1,526,944

Total liabilities	3,997,909	448,346,258	98,258,468	251,703,701

Commitments and contingent liabilities

NET ASSETS	$27,544,487,698	$65,850,405,536	$41,725,935,461	$6,647,328,806

NET ASSETS CONSIST OF:
Paid-in capital	$20,497,994,691	$40,735,796,356	$39,193,309,060	$7,748,292,177
Accumulated earnings (loss)	7,046,493,007	25,114,609,180	2,532,626,401	(1,100,963,371)

NET ASSETS	$27,544,487,698	$65,850,405,536	$41,725,935,461	$6,647,328,806

NET ASSET VALUE
Shares outstanding	82,750,000	545,350,000	202,050,000	60,100,000

Net asset value	$332.86	$120.75	$206.51	$110.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$20,020,567,961	$40,522,022,478	$36,431,384,622	$6,434,490,418
(b) Securities loaned, at value	$—	$433,772,583	$90,916,516	$237,401,856
(c) Investments, at cost — affiliated	$103,689,676	$477,290,682	$348,594,046	$380,759,342

See notes to financial statements.

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$114,852,756	$192,111,408	$386,866,782	$71,794,342
Dividends — affiliated	1,371,322	1,304,697	3,685,851	1,074,868
Interest — unaffiliated	861	13,097	16,347	25,460
Securities lending income — affiliated — net	16,857	213,911	1,655,745	1,891,934
Foreign taxes withheld	—	(66,087)	(74,019)	(48,443)

Total investment income	116,241,796	193,577,026	392,150,706	74,738,161

EXPENSES
Investment advisory	20,141,620	52,727,617	34,903,759	5,579,696
Interest expense	—	—	—	2,103

Total expenses	20,141,620	52,727,617	34,903,759	5,581,799

Net investment income	96,100,176	140,849,409	357,246,947	69,156,362

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,628,396)	33,499,247	(100,010,158)	(31,497,920)
Investments — affiliated	2,729	(47,142)	(35,869)	36,848
Futures contracts	6,959,159	18,435,872	8,613,436	3,743,175
In-kind redemptions — unaffiliated(a)	162,468,437	2,602,536,656	346,375,421	7,773,090
In-kind redemptions — affiliated(a)	600,399	—	2,886,638	—
Swaps	—	—	—	1,725,384

	136,402,328	2,654,424,633	257,829,468	(18,219,423)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	4,021,730,041	12,635,335,843	2,893,677,000	779,111,927
Investments — affiliated	17,408,214	(17,023)	47,978,388	(37,440)
Futures contracts	(105,397)	1,419,760	(723,602)	(39,035)
Swaps	—	—	—	753,461

	4,039,032,858	12,636,738,580	2,940,931,786	779,788,913

Net realized and unrealized gain	4,175,435,186	15,291,163,213	3,198,761,254	761,569,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,271,535,362	$15,432,012,622	$3,556,008,201	$830,725,852

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	29

Statements of Changes in Net Assets

	iShares S&P 100 ETF			iShares S&P 500 Growth ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$96,100,176		$147,816,642	$140,849,409		$265,308,155
Net realized gain	136,402,328		250,107,455	2,654,424,633		6,149,559,308
Net change in unrealized appreciation (depreciation)	4,039,032,858		718,225,029	12,636,738,580		(1,707,055,715)

Net increase in net assets resulting from operations	4,271,535,362		1,116,149,126	15,432,012,622		4,707,811,748

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(92,694,830	)(b)	(145,863,162)	(140,094,661	)(b)	(255,833,646)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,777,752,009		3,925,742,825	(861,709,873)		2,770,048,036

NET ASSETS
Total increase in net assets	10,956,592,541		4,896,028,789	14,430,208,088		7,222,026,138
Beginning of period	16,587,895,157		11,691,866,368	51,420,197,448		44,198,171,310

End of period	$27,544,487,698		$16,587,895,157	$65,850,405,536		$51,420,197,448

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF			iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$357,246,947		$680,998,168	$69,156,362		$113,824,297
Net realized gain (loss)	257,829,468		2,385,513,222	(18,219,423)		193,243,577
Net change in unrealized appreciation (depreciation)	2,940,931,786		(1,752,983,174)	779,788,913		(573,383,920)

Net increase (decrease) in net assets resulting from operations	3,556,008,201		1,313,528,216	830,725,852		(266,316,046)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(336,771,162	)(b)	(693,932,456)	(57,081,007	)(b)	(128,110,427)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,217,376,587		2,932,474,951	(531,982,719)		(424,710,753)

NET ASSETS
Total increase (decrease) in net assets	4,436,613,626		3,552,070,711	241,662,126		(819,137,226)
Beginning of period	37,289,321,835		33,737,251,124	6,405,666,680		7,224,803,906

End of period	$41,725,935,461		$37,289,321,835	$6,647,328,806		$6,405,666,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$270.60		$247.45	$187.06	$208.24	$179.83	$118.50

Net investment income(a)	1.43		2.92	2.82	2.66	2.41	2.37
Net realized and unrealized gain (loss)(b)	62.19		23.03	60.31	(21.16)	28.36	61.39

Net increase (decrease) from investment operations	63.62		25.95	63.13	(18.50)	30.77	63.76

Distributions from net investment income(c)	(1.36	)(d)	(2.80)	(2.74)	(2.68)	(2.36)	(2.43)

Net asset value, end of period	$332.86		$270.60	$247.45	$187.06	$208.24	$179.83

Total Return(e)
Based on net asset value	23.55	%(f)	10.47%	33.98%	(8.80)%	17.14%	54.11%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.95	%(h)	1.07%	1.32%	1.48%	1.19%	1.52%

Supplemental Data
Net assets, end of period (000)	$27,544,488		$16,587,895	$11,691,866	$7,548,028	$8,777,448	$6,977,233

Portfolio turnover rate(i)	2%		4%	3%	3%	2%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21 (a)

Net asset value, beginning of period	$92.76		$84.53	$63.92	$76.34	$65.08	$41.25

Net investment income(b)	0.26		0.48	0.68	0.60	0.41	0.47
Net realized and unrealized gain (loss)(c)	27.99		8.21	20.60	(12.44)	11.27	23.85

Net increase (decrease) from investment operations	28.25		8.69	21.28	(11.84)	11.68	24.32

Distributions from net investment income(d)	(0.26	)(e)	(0.46)	(0.67)	(0.58)	(0.42)	(0.49)

Net asset value, end of period	$120.75		$92.76	$84.53	$63.92	$76.34	$65.08

Total Return(f)
Based on net asset value	30.47	%(g)	10.25%	33.49%	(15.48)%	17.94%	59.13%

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.48	%(i)	0.50%	0.95%	0.94%	0.55%	0.82%

Supplemental Data
Net assets, end of period (000)	$65,850,406		$51,420,197	$44,198,171	$30,164,091	$36,758,412	$31,174,756

Portfolio turnover rate(j)	2%		31%	31%	34%	14%	13%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$190.54		$186.86	$151.79	$155.61	$141.09	$96.29

Net investment income(a)	1.79		3.75	3.16	3.00	2.89	2.83
Net realized and unrealized gain (loss)(b)	15.85		3.73	34.93	(3.78)	14.48	44.86

Net increase (decrease) from investment operations	17.64		7.48	38.09	(0.78)	17.37	47.69

Distributions from net investment income(c)	(1.67	)(d)	(3.80)	(3.02)	(3.04)	(2.85)	(2.89)

Net asset value, end of period	$206.51		$190.54	$186.86	$151.79	$155.61	$141.09

Total Return(e)
Based on net asset value	9.31	%(f)	4.02%	25.36%	(0.35)%	12.39%	50.10%

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.84	%(h)	1.96%	1.93%	2.06%	1.92%	2.39%

Supplemental Data
Net assets, end of period (000)	$41,725,935		$37,289,322	$33,737,251	$24,476,275	$25,886,355	$21,424,451

Portfolio turnover rate(i)	2%		32%	32%	29%	18%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21(a)

Net asset value, beginning of period	$97.50		$102.77	$93.67	$102.39	$100.53	$50.14

Net investment income(b)	1.12		1.69	1.82	1.62	1.07	1.12
Net realized and unrealized gain (loss)(c)	12.92		(5.03)	8.78	(8.96)	2.32	50.16

Net increase (decrease) from investment operations	14.04		(3.34)	10.60	(7.34)	3.39	51.28

Distributions from net investment income(d)	(0.94	)(e)	(1.93)	(1.50)	(1.38)	(1.53)	(0.89)

Net asset value, end of period	$110.60		$97.50	$102.77	$93.67	$102.39	$100.53

Total Return(f)
Based on net asset value	14.47	%(g)	(3.35)%	11.46%	(7.08)%	3.38%	103.08	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.18	%(j)	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	2.23	%(j)	1.61%	1.93%	1.71%	1.04%	1.56%

Supplemental Data
Net assets, end of period (000)	$6,647,329		$6,405,667	$7,224,804	$6,983,348	$8,549,270	$8,806,141

Portfolio turnover rate(k)(l)	9%		52%	66%	54%	42%	52%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.
(l)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100(a)	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Small-Cap 600 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

36	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

S&P 500 Growth

BMO Capital Markets Corp.	$441,180	$(441,180)	$—	$—

BNP Paribas SA	140,883,698	(140,883,698)	—	—

BofA Securities, Inc.	145,392,621	(145,392,621)	—	—

Citadel Clearing LLC	3,856,240	(3,856,240)	—	—

Citigroup Global Markets, Inc.	6,286,754	(6,286,754)	—	—

Goldman Sachs & Co. LLC	29,727,156	(29,727,156)	—	—

HSBC Bank PLC	15,886,962	(15,772,152)	—	114,810

J.P. Morgan Securities LLC	32,030,296	(31,736,318)	—	293,978	(b)

Jefferies LLC	68,890	(68,890)	—	—

Morgan Stanley	3,528,720	(3,528,720)	—	—

National Financial Services LLC	7,622,580	(7,622,580)	—	—

State Street Bank & Trust Co.	6,600,335	(6,600,335)	—	—

UBS AG	34,629,680	(34,629,680)	—	—

Virtu Americas LLC	1,328,940	(1,328,940)	—	—

Wells Fargo Bank N.A.	462,670	(462,670)	—	—

Wells Fargo Securities LLC	5,025,861	(5,025,861)	—	—

	$433,772,583	$(433,363,795)	$—	$408,788

S&P 500 Value

Barclays Bank PLC	$2,345,241	$(2,345,241)	$—	$—

BNP Paribas SA	12,764,322	(12,764,322)	—	—

BofA Securities, Inc.	50,837,756	(50,837,756)	—	—

Citigroup Global Markets, Inc.	5,432,284	(5,272,410)	—	159,874	(b)

Goldman Sachs & Co. LLC	14,356,612	(14,356,612)	—	—

Jefferies LLC	962,977	(962,977)	—	—

Natixis SA	525,342	(525,342)	—	—

UBS Securities LLC	2,417,687	(2,417,687)	—	—

Wells Fargo Bank N.A.	974,485	(974,485)	—	—

Wells Fargo Securities LLC	299,810	(295,250)	—	4,560	(b)

	$90,916,516	$(90,752,082)	$—	$164,434

S&P Small-Cap 600 Value

Barclays Bank PLC	$12,275,736	$(12,275,736)	$—	$—

BNP Paribas SA	10,061,865	(10,061,865)	—	—

38	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

S&P Small-Cap 600 Value (continued)
BofA Securities, Inc.	$26,604,041	$(26,604,041)	$—	$—
Citadel Clearing LLC	724,075	(724,075)	—	—
Citigroup Global Markets, Inc.	18,583,486	(18,583,486)	—	—
Goldman Sachs & Co. LLC	38,887,431	(38,887,431)	—	—
HSBC Bank PLC	10,424,212	(10,424,212)	—	—
J.P. Morgan Securities LLC	13,743,762	(13,743,762)	—	—
Jefferies LLC	1,058,834	(1,058,834)	—	—
Morgan Stanley	45,462,782	(45,462,782)	—	—
National Financial Services LLC	6,069,636	(6,069,636)	—	—
Natixis SA	964,305	(964,305)	—	—
Scotia Capital (USA), Inc.	169,180	(169,180)	—	—
Scotia Capital, Inc.	121,857	(121,857)	—	—
State Street Bank & Trust Co.	2,048,635	(2,048,635)	—	—
Toronto-Dominion Bank	1,381,894	(1,381,894)	—	—
UBS AG	10,948,778	(10,948,778)	—	—
UBS Securities LLC	10,617	(10,617)	—	—
Virtu Americas LLC	198,521	(198,521)	—	—
Wells Fargo Bank N.A.	9,602,370	(9,602,370)	—	—
Wells Fargo Securities LLC	28,059,839	(28,059,839)	—	—

	$237,401,856	$(237,401,856)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Value	0.18

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
S&P 100	$7,220
S&P 500 Growth	90,994
S&P 500 Value	406,231
S&P Small-Cap 600 Value	487,845

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$122,906,417	$61,232,171	$(8,283,415)
S&P 500 Growth	658,288,924	414,049,686	(5,002,370)
S&P 500 Value	242,901,981	134,023,198	(28,483,557)
S&P Small-Cap 600 Value	42,619,620	7,902,753	(1,378,646)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$349,687,481	$325,381,355
S&P 500 Growth	1,369,829,876	1,312,118,384
S&P 500 Value	883,690,934	864,285,491
S&P Small-Cap 600 Value	549,357,322	598,142,486

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$7,068,330,368	$303,044,403
S&P 500 Growth	3,609,511,343	4,468,817,779
S&P 500 Value	2,798,849,621	1,586,106,517
S&P Small-Cap 600 Value	131,824,387	658,905,786

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
S&P 100	$(491,781,124)	$—
S&P 500 Growth	(2,834,397,300)	—
S&P 500 Value	(2,721,737,226)	—
S&P Small-Cap 600 Value	(1,124,472,961)	(12,149,573)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$20,145,926,230	$7,716,873,179	$(322,998,682)	$7,393,874,497
S&P 500 Growth	41,013,225,438	25,755,628,045	(482,139,425)	25,273,488,620
S&P 500 Value	36,818,156,225	6,746,606,353	(1,778,278,814)	4,968,327,539
S&P Small-Cap 600 Value	6,841,241,582	982,057,898	(939,082,052)	42,975,846

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount

S&P 100
Shares sold	22,500,000	$7,081,291,296	16,400,000	$4,571,638,930
Shares redeemed	(1,050,000)	(303,539,287)	(2,350,000)	(645,896,105)

	21,450,000	$6,777,752,009	14,050,000	$3,925,742,825

S&P 500 Growth
Shares sold	34,050,000	$3,618,475,396	127,000,000	$11,949,199,662
Shares redeemed	(43,050,000)	(4,480,185,269)	(95,500,000)	(9,179,151,626)

	(9,000,000)	$(861,709,873)	31,500,000	$2,770,048,036

S&P 500 Value
Shares sold	14,700,000	$2,810,897,326	50,550,000	$9,696,343,900
Shares redeemed	(8,350,000)	(1,593,520,739)	(35,400,000)	(6,763,868,949)

	6,350,000	$1,217,376,587	15,150,000	$2,932,474,951

S&P Small-Cap 600 Value
Shares sold	1,350,000	$133,097,192	13,400,000	$1,447,744,012
Shares redeemed	(6,950,000)	(665,079,911)	(18,000,000)	(1,872,454,765)

	(5,600,000)	$(531,982,719)	(4,600,000)	$(424,710,753)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	45

Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered

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Board Review and Approval of Investment Advisory Contract (continued)

detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract (continued)

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P Small-Cap 600 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s

50	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract (continued)

concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

52	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	53

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

2

Schedule of Investments (unaudited) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 98.9%

Aerospace & Defense — 4.3%
Boeing Co. (The), 6.00%(a)	9,118,305	$634,360,479

Automobiles — 1.1%
Ford Motor Co.
6.00%	2,537,252	55,895,661
6.50%, NVS	1,902,978	45,519,234
6.20%	2,378,664	53,282,074

		154,696,969

Banks — 24.6%
Associated Banc-Corp
6.63%	958,756	23,642,923
Series E, 5.88%, NVS(b)	326,339	7,254,516
Series F, 5.63%, NVS(b)	317,176	6,714,616
Atlantic Union Bankshares Corp., Series A,
6.88%, NVS(b)	546,029	13,699,868
Banc of California, Inc., Series F, 7.75%, NVS(b)	1,640,353	41,008,825
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%),
5.12%, NVS(b)(c)	571,436	11,680,152
Series 4, (3-mo. CME Term SOFR + 1.012%),
5.22%, NVS(b)(c)(d)	390,245	8,191,243
Series 5, (3-mo. CME Term SOFR + 0.762%),
4.98%, NVS(b)(c)	776,605	15,966,999
Series E, (3-mo. CME Term SOFR + 0.612%),
4.82%, NVS(b)(c)	591,477	12,894,199
Series GG, 6.00%(b)	2,710,860	68,476,324
Series HH, 5.88%, NVS(b)	1,698,397	42,629,765
Series K*, 6.45%	2,102,187	53,752,922
Series KK, 5.38%, NVS(b)	2,772,692	63,383,739
Series L, 7.25%, NVS(a)(b)	155,687	199,279,360
Series LL, 5.00%, NVS(b)	2,606,669	55,574,183
Series NN, 4.38%, NVS(b)	2,142,386	39,805,532
Series PP, 4.13%, NVS(b)	1,814,634	31,883,119
Series QQ, 4.25%, NVS(b)	2,591,919	46,835,976
Series SS, 4.75%, NVS(b)	1,357,889	27,795,988
Bank of Hawaii Corp.
8.00%(b)	523,301	13,684,321
Series A, 4.38%, NVS(b)	599,399	10,519,452
Bank OZK, Series A, 4.63%, NVS(b)	1,118,478	19,506,256
Cadence Bank, Series A, 5.50%, NVS(b)	551,216	12,231,483
Citizens Financial Group, Inc.
7.38%, NVS(b)	1,278,395	33,813,548
Series E, 5.00%, NVS(b)	1,438,193	29,885,651
Series I, 6.50%, NVS(b)	1,280,371	32,329,368
Comerica, Inc., Series B, 6.88%(b)	1,280,371	32,303,760
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(b)	367,582	8,770,506
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	489,651	8,847,994
Dime Community Bancshares, Inc., 5.50%, NVS(b)	420,161	8,050,285
Fifth Third Bancorp
Series A, 6.00%, NVS(b)(d)	639,236	15,418,372
Series I, (3-mo. CME Term SOFR + 3.972%),
8.27%, NVS(b)(c)	1,438,194	36,544,510
Series K, 4.95%, NVS(b)	798,958	16,538,431
First Busey Corp., Series B, 8.25%, NVS(b)	687,102	17,555,456
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,102,627	24,445,241
Series C, 5.63%, NVS(b)(d)	639,236	14,191,039

Security	Shares	Value

Banks (continued)
First Horizon Corp.
Series E, 6.50%, NVS(b)	489,661	$12,148,489
Series F, 4.70%(b)	489,645	9,058,432
Flagstar Financial, Inc., Series A., 6.38%, NVS(b)	1,645,859	36,143,064
Fulton Financial Corp., Series A, 5.13%, NVS(b)	633,794	12,466,728
Hancock Whitney Corp., 6.25%	551,216	13,515,816
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	559,278	13,143,033
Series H, 4.50%, NVS(b)	1,597,916	29,689,279
Series J, 6.88%, NVS(b)	1,037,296	26,513,286
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	5,363,169	133,274,750
Series EE, 6.00%, NVS(b)	5,849,334	148,339,110
Series GG, 4.75%, NVS(b)	2,813,194	59,020,810
Series JJ, 4.55%, NVS(b)	4,763,194	95,120,984
Series LL, 4.63%, NVS(b)	5,847,058	118,519,866
Series MM, 4.20%, NVS(b)	6,359,745	120,071,986
KeyCorp
6.20%, NVS(b)	1,917,513	48,398,028
Series E, 6.13%, NVS(b)(d)	1,597,916	40,219,546
Series F, 5.65%, NVS(b)	1,358,212	31,279,622
Series G, 5.63%, NVS(b)	1,438,194	33,035,316
Live Oak Bancshares, Inc., Series A, 8.38%, NVS(b)	320,015	8,339,591
M&T Bank Corp.
Series H, 5.63%, NVS(b)(d)	798,971	19,838,450
Series J, 7.50%, NVS(b)	2,396,950	64,022,534
Midland States Bancorp, Inc., 7.75%, NVS(b)	367,582	9,082,951
New York Community Capital Trust V, 6.00%, NVS(a)	231,696	9,235,403
Old National Bancorp
Series A, 7.00%, NVS(b)	352,503	8,953,576
Series C, 7.00%, NVS(b)	399,800	10,054,970
Pinnacle Financial Partners, Inc., Series B,
6.75%, NVS(b)	718,764	18,069,727
Popular Capital Trust II, 6.13%	329,555	8,301,490
Regions Financial Corp.
6.95%(b)	1,597,916	41,162,316
Series C, 5.70%, NVS(b)	1,597,916	39,132,963
Series E, 4.45%, NVS(b)	1,278,381	23,713,968
Synovus Financial Corp.
Series D, (3-mo. CME Term SOFR + 3.614%),
7.59%, NVS(b)(c)(d)	639,236	16,012,862
Series E, 8.40%, NVS(b)	1,118,478	29,471,895
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)	958,756	20,469,441
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%),
4.77%, NVS(b)(c)	563,110	12,810,752
Series O, 5.25%, NVS(b)	1,837,689	42,395,485
Series R, 4.75%, NVS(b)	2,956,136	60,600,788
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%),
5.60%, NVS(b)(c)	45,881	37,737,122
Series B*, (3-mo. CME Term SOFR + 0.862%),
5.18%, NVS(b)(c)	3,195,908	62,607,838
Series K, 5.50%, NVS(b)	1,837,673	44,618,700
Series L, 3.75%, NVS(b)	1,597,916	25,502,739
Series M, 4.00%, NVS(b)	2,396,950	40,388,607
Series O, 4.50%, NVS(b)	1,438,193	28,389,930
UMB Financial Corp., 7.75%, NVS(b)	958,756	26,643,829

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Valley National Bancorp
Series A, (3-mo. CME Term SOFR + 4.112%),
8.11%, NVS(b)(c)(d)	367,582	$9,343,934
Series B, 8.43%, NVS(b)(c)	319,521	8,055,124
Series C, 8.25%(b)	479,437	12,527,689
WaFd, Inc., Series A, 4.88%, NVS(b)	950,729	15,477,868
Webster Financial Corp.
Series F, 5.25%, NVS(b)	489,651	9,915,433
Series G, 6.50%(b)	440,474	11,042,683
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	3,182,279	62,340,846
Series CC, 4.38%, NVS(b)	2,835,862	51,584,330
Series DD, 4.25%, NVS(b)	3,397,286	60,369,772
Series L, 7.50%, NVS(a)(b)	278,896	344,238,544
Series Y, 5.63%, NVS(b)(d)	1,853,056	45,955,789
Series Z, 4.75%, NVS(b)	5,607,640	110,694,814
WesBanco, Inc., Series A, (5-yr. CMT + 6.557%), 6.75%, NVS(b)(c)	479,438	12,120,193
Western Alliance Bancorp, Series A, 4.25%, NVS(b)	958,756	21,715,823
Wintrust Financial Corp., Series F, 7.88%(b)	1,358,700	36,902,292

		3,604,907,128

Broadline Retail — 0.3%
Dillard’s Capital Trust I, 7.50%	639,236	16,632,921
QVC Group, Inc., 8.00%	1,016,059	6,929,522
QVC, Inc.
6.25%	1,598,756	16,147,436
6.38%	713,608	7,207,441

		46,917,320

Capital Markets — 12.6%
Affiliated Managers Group, Inc.
4.20%	634,350	10,200,348
4.75%	878,916	15,846,855
5.88%	958,680	21,340,217
6.75%	1,427,215	34,824,046
Ares Management Corp., Series B, 6.75%, NVS(a)	2,378,664	118,195,814
B Riley Financial, Inc.
6.50%	572,607	11,566,661
6.00%	696,558	9,612,500
5.50%(d)	322,246	7,669,455
5.25%(d)	1,222,085	13,992,873
5.00%(d)	632,626	12,000,915
Bank of New York Mellon Corp. (The), Series K,
6.15%, NVS(b)	1,585,817	40,866,504
Brookfield Finance I UK PLC, 4.50%(b)	727,130	11,379,585
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,268,628	20,234,617
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(b)	575,247	12,632,424
Series B, 6.55%, NVS(b)	747,998	16,179,197
Carlyle Finance LLC, 4.63%, NVS	1,585,803	28,512,738
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(b)	2,378,665	59,585,558
Series J, 4.45%, NVS(b)(d)	1,902,978	37,393,518
CION Investment Corp., 7.50%	479,445	12,115,575
Crescent Capital BDC, Inc., 5.00%	356,653	8,902,059
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	670,675	14,989,586
Series I, 7.15%, NVS(b)	1,028,057	22,925,671
Series J, 7.13%, NVS(b)	927,935	20,433,129
Gladstone Investment Corp.
5.00%, NVS	408,838	10,282,276

Security	Shares	Value

Capital Markets (continued)
Gladstone Investment Corp.
4.88%	426,767	$10,114,378
7.88%	401,192	10,242,432
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%),
5.24%, NVS(b)(c)(d)	2,378,588	50,211,993
Series C, (3-mo. CME Term SOFR + 1.012%),
5.24%, NVS(b)(c)	639,236	13,462,310
Series D, (3-mo. CME Term SOFR + 0.932%),
5.16%, NVS(b)(c)	4,281,607	89,485,586
KKR & Co., Inc.
Series D, 6.25%(a)	4,103,241	215,050,861
Series T, 6.88%	1,871,258	48,559,145
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,585,829	28,957,238
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 5.28%(b)(c)	3,488,705	74,693,174
Series E, 7.13%, NVS(b)	2,735,470	69,508,293
Series F, 6.88%, NVS(b)	2,695,840	67,800,376
Series I, 6.38%, NVS(b)	3,171,603	79,385,223
Series K, 5.85%, NVS(b)	3,171,564	77,671,602
Series L, 4.88%, NVS(b)	1,589,036	34,084,822
Series O, 4.25%, NVS(b)	4,123,055	76,029,134
Series P, 6.50%, NVS(b)	3,171,602	80,875,851
Series Q, 6.63%, NVS(b)	3,171,602	82,176,208
New Mountain Finance Corp., 8.25%(d)	367,582	9,292,473
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,268,628	25,765,835
Prospect Capital Corp., Series A, 5.35%(b)(d)	419,489	6,904,789
Saratoga Investment Corp., Series 2027, 6.00%	334,609	8,278,227
State Street Corp., Series G, 5.35%, NVS(b)(c)	1,585,804	36,885,801
Stifel Financial Corp.
5.20%	719,000	15,293,130
Series B, 6.25%, NVS(b)	511,343	12,763,121
Series C, 6.13%, NVS(b)	719,000	17,291,950
Series D, 4.50%, NVS(b)	958,756	17,909,562
Trinity Capital, Inc.
7.88%, NVS	370,535	9,330,071
7.88%	380,913	9,579,962

		1,849,285,668

Chemicals — 1.0%
Albemarle Corp., 7.25%, NVS(a)	3,647,292	138,159,421
EIDP, Inc., Series B, 4.50%, NVS(b)	133,629	9,674,740

		147,834,161

Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,328,364	25,730,411

Consumer Finance — 2.7%
Atlanticus Holdings Corp.
6.13%	473,667	11,889,042
9.25%, NVS	530,185	13,662,867
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,757,328	96,002,879
Series J, 4.80%, NVS(b)	3,964,467	76,395,279
Series K, 4.63%, NVS(b)	407,958	7,628,814
Series L, 4.38%, NVS(b)	2,140,819	37,507,149
Series N, 4.25%, NVS(b)	1,358,235	23,932,101
Navient Corp., 6.00%	958,756	19,175,120
SLM Corp., Series B, (3-mo. CME Term SOFR +
1.962%), 6.00%(b)(c)	199,059	15,196,164

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial
Series A, 5.63%, NVS(b)	2,378,640	$48,405,324
Series B, 8.25%, NVS(b)	1,585,803	41,040,582

		390,835,321

Diversified REITs — 0.4%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	542,577	11,952,971
CTO Realty Growth, Inc., Series A, 6.38%, NVS(b)	379,636	8,086,285
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	539,122	12,642,411
Series B, 6.88%(b)	378,349	8,811,748
Series D, 7.50%, NVS(b)	633,848	15,833,523
LXP Industrial Trust, Series C, 6.50%, NVS(a)(b)	154,682	7,426,283

		64,753,221

Diversified Telecommunication Services — 2.7%
AT&T Inc.
5.35%	4,194,401	96,680,943
Series A, 5.00%, NVS(b)	3,805,880	79,733,186
Series C, 4.75%, NVS(b)	5,550,270	110,561,378
Qwest Corp.
6.75%	2,093,205	43,015,363
6.50%, NVS	3,100,213	62,314,281

		392,305,151

Electric Utilities — 7.7%
BIP Bermuda Holdings I Ltd., 5.13%(b)	958,067	16,430,849
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	1,119,094	17,345,957
4.88%(b)	830,855	13,584,479
7.25%(b)	475,763	11,827,468
Brookfield Infrastructure Finance ULC
5.00%	797,082	13,478,657
7.25%	502,878	12,320,511
Duke Energy Corp.
5.63%	1,585,803	39,629,217
Series A, 5.75%, NVS(b)	3,171,602	79,321,766
Entergy Arkansas LLC, 4.88%	1,300,344	27,528,282
Entergy Louisiana LLC, 4.88%	862,886	18,293,183
Entergy Mississippi LLC, 4.90%	830,855	17,954,777
Georgia Power Co., Series 2017, 5.00%	856,297	20,131,542
NextEra Energy Capital Holdings, Inc.
Series N, 5.65%	2,180,450	53,006,740
Series U, 6.50%	2,775,100	71,458,825
NextEra Energy, Inc.
7.30%(a)	3,171,602	158,167,792
7.23%(a)	2,378,664	111,868,568
Pacific Gas & Electric Co., Series A, 6.00%(b)	333,919	7,349,557
PG&E Corp., Series A, 6.00%, NVS(a)	2,553,150	100,543,047
SCE Trust II, 5.10%, NVS(b)	703,148	12,058,988
SCE Trust IV, Series J, (3-mo. CME Term SOFR +
3.394%), 5.38%, NVS(b)(c)	1,030,783	24,110,014
SCE Trust V, Series K, 5.45%, NVS(b)	951,449	22,501,769
SCE Trust VI, 5.00%, NVS(b)	1,506,469	25,670,232
SCE Trust VII, Series M, 7.50%(b)	1,744,391	40,644,310
SCE Trust VIII, Series N, 6.95%, NVS(b)	1,110,040	24,154,470
Southern Co. (The)
5.25%	1,427,215	32,426,325
6.50%	1,791,928	46,213,823
Series 2020, 4.95%	3,171,602	66,540,210
Series C, 4.20%	2,378,664	44,100,431

		1,128,661,789

Security	Shares	Value

Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.
6.50%	322,610	$7,303,891
8.13%	330,602	8,298,110
Series A, 7.75%, NVS(b)	612,761	9,798,048

		25,400,049

Financial Services — 5.8%
Apollo Global Management, Inc.
6.75%(a)	2,279,517	161,149,239
7.63%	1,902,978	49,934,143
Citigroup Capital XIII, (3-mo. CME Term SOFR +
6.632%), 10.94%, NVS(c)	7,123,399	214,912,948
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	379,930	6,344,831
Series B, 7.88%, NVS(b)	596,569	10,953,007
Series C, 7.88%, NVS(b)	626,900	11,534,960
Corebridge Financial, Inc., 6.38%	1,902,978	46,718,110
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)	2,495,127	54,019,500
Series C, 4.30%(b)	930,089	16,350,965
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)	326,341	7,669,013
Series F, 5.25%, NVS(b)	391,565	8,089,733
Series G, 4.88%, NVS(b)	407,958	7,934,783
Series H, 6.50%(b)	317,175	8,015,012
Jackson Financial, Inc., 8.00%(b)	1,714,427	44,660,823
Merchants Bancorp
8.25%, NVS(b)	451,958	11,226,637
7.63%, NVS(b)	735,045	16,979,539
Series C, 6.00%, NVS(b)	622,217	12,680,782
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	798,958	19,358,752
NewtekOne, Inc., 5.50%	367,582	9,218,957
Shift4 Payments, Inc., 6.00%, NVS(a)	792,861	74,953,115
TPG Operating Group II LP, 6.95%, NVS	1,268,628	32,755,975
Voya Financial, Inc., Series B, 5.35%, NVS(b)	951,449	22,787,204

		848,248,028

Food Products — 1.3%
CHS, Inc.
8.00%, NVS(b)	980,572	29,132,794
Series 1, 7.88%, NVS(b)(d)	1,701,459	45,258,810
Series 2, 7.10%, NVS(b)(c)	1,332,060	33,194,935
Series 3, 6.75%, NVS(b)(c)	1,562,032	38,691,533
Series 4, 7.50%(b)	1,641,328	42,100,063

		188,378,135

Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	351,536	7,993,928
Spire, Inc., Series A, 5.90%, NVS(b)	798,958	19,902,044

		27,895,972

Health Care Providers & Services — 0.4%
BrightSpring Health Services, Inc., 6.75%, NVS(a).	634,350	64,126,441

Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	798,958	14,077,640
5.63%	1,118,479	18,678,599

		32,756,239

Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(b)	245,867	3,992,880
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	386,723	8,144,387
DiamondRock Hospitality Co., 8.25%, NVS(b)	377,386	9,464,841

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)	354,364	$7,161,697
Series F, 6.30%, NVS(b)	483,246	9,761,569
Series G, 6.38%, NVS(b)	729,430	14,515,657
Series H, 5.70%, NVS(b)	639,236	11,525,425
RLJ Lodging Trust, Series A, 1.95%(a)(b)	1,021,184	25,764,472
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	507,483	9,850,245
Series F, 5.88%, NVS(b)	317,176	6,102,466
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	364,764	7,769,473
Series I, 5.70%, NVS(b)	322,282	6,803,373

		120,856,485

Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, NVS(b)	701,037	1,668,468

Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Partners LP, Series 17,
5.25%, NVS(b)	639,950	12,101,455
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(c)(d)	665,931	15,689,334
Series D, (30-yr. CMT + 0.940%), 2.13%(c)	819,586	19,555,322

		47,346,111

Insurance — 10.4%
AEGON Funding Co. LLC, 5.10%, NVS	2,933,684	60,287,206
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 7.40%, NVS(c)(d)	1,585,803	41,437,032
Series H, 5.10%, NVS(b)	3,647,292	81,115,774
Series I, 4.75%, NVS(b)	958,756	19,970,888
Series J, 7.38%(b)	1,902,978	50,409,887
American Financial Group, Inc.
5.88%	396,427	9,121,785
4.50%	639,236	12,055,991
5.63%	475,763	10,514,362
5.13%	639,236	13,097,946
American National Group, Inc.
7.38%, NVS(b)	951,456	23,891,060
Series B, 9.98%, NVS(b)	958,741	24,179,448
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)(d)	1,054,684	23,002,658
Series G, 4.55%(b)	1,585,803	28,465,164
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)	718,227	15,283,871
5.63%, NVS(b)	867,392	18,588,211
7.00%, NVS(b)	719,000	18,125,990
Assurant, Inc., 5.25%	798,958	16,035,087
Athene Holding Ltd.
7.25%, NVS	1,823,644	46,612,341
Series A, 6.35%, NVS(b)	2,735,470	69,617,712
Series B, 5.63%, NVS(b)	1,102,627	24,213,689
Series D, 4.88%(b)	1,823,644	33,153,848
Series E, 7.75%, NVS(b)	1,585,803	41,389,458
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,712,279	36,642,771
Brighthouse Financial, Inc.
6.25%	1,198,437	21,691,710
Series A, 6.60%, NVS(b)	1,358,235	22,424,460
Series B, 6.75%, NVS(b)	1,286,262	21,313,361
Series C, 5.38%(b)	1,837,672	24,863,702
Series D, 4.63%, NVS(b)	1,110,040	13,520,287
CNO Financial Group, Inc., 5.13%	475,763	9,605,655

Security	Shares	Value

Insurance (continued)
F&G Annuities & Life, Inc.
7.95%, NVS	1,094,219	$28,734,191
7.30%	1,189,370	29,115,778
Globe Life, Inc., 4.25%, NVS	1,030,094	17,099,560
Hartford Insurance Group, Inc. (The), Series G,
6.00%, NVS(b)	1,094,224	27,432,196
Kemper Corp., 5.88%	479,437	11,290,741
Lincoln National Corp., Series D, 9.00%(b)	1,577,620	42,075,125
Maiden Holdings Ltd., 6.63%	351,543	5,308,299
Maiden Holdings North America Ltd., 7.75%	487,307	8,542,492
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 5.30%, NVS(b)(c)	1,902,978	45,747,591
Series E, 5.63%, NVS(b)(d)	2,553,150	63,522,372
Series F, 4.75%, NVS(b)	3,171,602	66,159,618
Prudential Financial, Inc.
5.95%	958,757	24,486,654
5.63%	1,791,929	44,565,274
4.13%, NVS	1,588,690	28,755,289
Reinsurance Group of America, Inc.
7.13%	2,220,133	57,390,438
5.75%, NVS	1,268,628	31,538,092
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	798,958	18,799,482
Series G, 4.20%, NVS(b)	1,585,803	26,562,200
Selective Insurance Group, Inc., Series B, 4.60%(b)	639,236	11,857,828
SiriusPoint Ltd., Series B, 8.00%, NVS(b)	619,741	15,716,632
Unum Group, 6.25%	951,449	22,901,377
W R Berkley Corp.
5.70%	591,293	13,682,520
5.10%	958,756	20,517,378
4.13%	958,772	17,976,975
4.25%	792,861	14,414,213

		1,524,823,669

Leisure Products — 0.2%
Brunswick Corp.
6.50%	591,293	14,876,932
6.38%	735,045	18,412,877

		33,289,809

Life Sciences Tools & Services — 0.3%
Bruker Corp., 6.38%(a)	190,303	51,724,355

Machinery — 0.3%
Chart Industries, Inc., Series B, 6.75%, NVS(a)	638,269	45,355,395

Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	348,206	9,579,147

Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(b)	572,650	14,236,079

Mortgage Real Estate Investment Trusts (REITs) — 6.1%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 9.90%(b)(c)	384,575	9,733,593
Series D, 7.88%, NVS(b)	357,416	7,973,951
Adamas Trust, Inc.
Series D, 8.00%, NVS(b)	487,436	10,874,697
Series E, 11.28%, NVS(b)(c)	593,355	14,911,011
Series F, 6.88%, NVS(b)	460,253	10,470,756
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 9.35%, NVS(b)(c)	1,038,715	27,079,300

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.
Series D, (3-mo. CME Term SOFR + 4.594%), 8.91%, NVS(b)(c)	751,015	$18,797,905
Series E, (3-mo. CME Term SOFR + 5.255%), 9.57%, NVS(b)(c)	1,276,535	32,806,949
Series F, (3-mo. CME Term SOFR + 4.959%), 9.28%, NVS(b)(c)	1,823,644	46,247,612
Series G, 7.75%, NVS(b)	479,438	12,072,249
Series H, 8.75%(b)	951,448	24,214,352
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 9.23%, NVS(b)(c)	2,283,522	57,750,271
Series G, (3-mo. CME Term SOFR + 4.434%), 8.41%, NVS(b)(c)	1,347,980	33,861,258
Series I, (3-mo. CME Term SOFR + 5.251%), 9.23%, NVS(b)(c)	1,403,415	35,562,536
Series J, 8.88%, NVS(b)	800,173	20,876,514
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	735,046	13,664,505
Series E, 6.25%, NVS(b)	455,950	8,339,325
Series F, 6.25%, NVS(b)	906,231	20,480,821
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	548,391	11,795,890
Chimera Investment Corp.
8.88%	380,364	9,509,100
Series A, 8.00%, NVS(b)	459,869	10,176,901
Series B, (3-mo. CME Term SOFR + 6.053%), 10.05%, NVS(b)(c)	1,038,715	25,022,644
Series C, (3-mo. CME Term SOFR + 5.005%), 8.98%, NVS(b)(c)	830,856	19,192,774
Series D, (3-mo. CME Term SOFR + 5.600%), 9.60%, NVS(b)(c)	634,346	15,148,182
Dynex Capital, Inc., Series C, (3-mo. CME Term
SOFR + 5.723%), 10.04%, NVS(b)(c)	356,272	9,330,764
Ellington Financial, Inc.
10.05%, NVS(b)(c)	367,582	9,218,957
Series B, 6.25%, NVS(b)	385,114	8,996,263
Series C, 8.63%(b)	317,176	7,850,106
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)	818,689	17,282,525
Granite Point Mortgage Trust, Inc., Series A,
7.00%, NVS(b)	657,573	13,578,882
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(b)	558,132	13,596,095
KKR Real Estate Finance Trust, Inc., Series A,
6.50%, NVS(b)	1,039,477	20,425,723
MFA Financial, Inc.
8.88%, NVS	364,775	9,166,796
Series B, 7.50%, NVS(b)	634,351	13,295,997
Series C, (3-mo. CME Term SOFR + 5.607%), 9.58%, NVS(b)(c)	878,917	20,979,749
PennyMac Mortgage Investment Trust
9.00%, NVS	551,217	14,050,521
9.00%	338,221	8,577,285
Series A, 8.13%, NVS(b)(c)	364,713	8,986,528
Series B, 8.00%, NVS(b)(c)	623,190	15,455,112
Series C, 6.75%, NVS(b)	798,958	15,180,202
Ready Capital Corp.
5.75%	421,330	10,512,183
9.00%	415,525	9,926,892
Series E, 6.50%, NVS(b)	373,495	5,766,763

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.
Series A, (3-mo. CME Term SOFR + 6.064%), 10.04%, NVS(b)(c)	333,842	$8,479,587
Series B, (3-mo. CME Term SOFR + 5.902%), 9.88%(b)(c)	899,698	22,870,323
Series C, (3-mo. CME Term SOFR + 5.231%), 9.21%, NVS(b)(c)	1,260,948	31,044,540
Series D, 7.00%, NVS(b)	1,474,753	36,219,934
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	643,117	11,415,327
Two Harbors Investment Corp.
9.38%	364,713	9,318,417
Series A, 8.13%, NVS(b)	400,425	9,610,200
Series B, 7.63%, NVS(b)	811,678	18,757,879
Series C, (3-mo. CME Term SOFR + 5.273%), 9.25%, NVS(b)(c)	771,879	18,579,128

		895,035,774

Multi-Utilities — 2.1%
Algonquin Power & Utilities Corp., Series 19-A,
8.86%, NVS(c)	1,110,040	28,306,020
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	636,055	11,220,010
Series 14, 5.00%, NVS(b)	635,721	11,061,545
CMS Energy Corp.
5.88%	1,998,130	48,234,858
5.88%, NVS	894,844	21,279,390
5.63%	639,236	15,693,244
Series C, 4.20%, NVS(b)	735,045	14,237,822
DTE Energy Co.
4.38%	888,017	16,081,988
Series E, 5.25%	1,278,395	28,482,641
Series G, 4.38%	735,045	13,605,683
Series H, 6.25%	1,902,978	48,316,611
Sempra, 5.75%	2,402,473	54,920,533

		311,440,345

Office REITs — 0.8%
City Office REIT, Inc., Series A, 6.63%, NVS(b)	357,994	9,021,485
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,347,959	19,221,895
Office Properties Income Trust, 6.38%	513,778	2,183,556
SL Green Realty Corp., Series I, 6.50%, NVS(b)	735,046	16,156,311
Vornado Realty Trust
Series L, 5.40%, NVS(b)	951,449	16,945,307
Series M, 5.25%, NVS(b)	1,021,065	18,522,119
Series N, 5.25%, NVS(b)(d)	951,449	16,897,734
Series O, 4.45%, NVS(b)	958,782	14,333,791

		113,282,198

Oil, Gas & Consumable Fuels — 0.4%
El Paso Energy Capital Trust I, 4.75%(a)	352,376	17,587,086
NGL Energy Partners LP, Series B, (3-mo. CME
Term SOFR + 7.475%), 11.45%, NVS(b)(c)	1,005,563	23,419,562
Seapeak LLC
9.00%, NVS(b)	369,822	9,441,556
Series B, 8.50%, NVS(b)	503,717	12,965,676

		63,413,880

Real Estate Management & Development — 0.5%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	911,822	12,218,415
Series A-1, 6.50%, NVS(b)	583,589	8,695,476

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Brookfield Property Partners LP
Series A2, 6.38%, NVS(b)	798,958	$12,040,297
Brookfield Property Preferred LP, 6.25%	2,128,456	33,608,320

		66,562,508

Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(b)	367,582	8,785,210
Series H, 6.25%, NVS(b)	367,582	8,858,726
UMH Properties, Inc., Series D, 6.38%, NVS(b)	1,020,646	23,117,632

		40,761,568

Retail REITs — 0.5%
Agree Realty Corp., Series A, 4.25%, NVS(b)	555,021	10,073,631
Federal Realty Investment Trust, Series C,
5.00%, NVS(b)	475,763	10,181,328
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	705,851	15,098,153
Series M, 5.25%, NVS(b)	829,802	18,355,221
Regency Centers Corp.
Series A, 6.25%, NVS(b)	367,582	8,943,270
Series B, 5.88%, NVS(b)	367,582	8,781,534
Saul Centers, Inc., Series E, 6.00%, NVS(b)(d)	354,364	8,295,661

		79,728,798

Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 7.50%(a)	2,354,936	139,011,872

Software — 3.3%
Soluna Holdings, Inc., Series A, 9.00%, NVS(b)	396,638	2,705,071
Strategy, Inc.
8.00%, NVS(a)(b)	1,013,348	92,924,012
10.00%, NVS(b)(d)	833,655	93,369,360
Series A, 10.00%, NVS(b)	947,841	74,604,565
Series A., 10.00%, NVS(b)	2,220,998	215,570,066

		479,173,074

Specialized REITs — 2.6%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(d)	639,228	14,318,707
Series K, 5.85%, NVS(b)(d)	671,133	15,885,718
Series L, 5.20%, NVS(b)	1,102,633	24,092,531
EPR Properties
Series C, 5.75%, NVS(a)(b)	427,612	10,874,173
Series E, 9.00%, NVS(a)(b)	273,246	8,623,644
Series G, 5.75%, NVS(b)	475,763	10,295,511
Gladstone Land Corp., Series B, 6.00%(b)	462,001	9,009,020
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	715,290	16,637,645
Public Storage
Series F, 5.15%, NVS(b)	894,844	20,420,340
Series G, 5.05%, NVS(b)	958,756	21,092,632
Series H, 5.60%(b)	910,813	22,287,594
Series I, 4.88%, NVS(b)	1,010,712	21,123,881
Series J, 4.70%, NVS(b)	820,662	16,364,000
Series K, 4.75%, NVS(b)	735,045	15,024,320
Series L, 4.63%, NVS(b)	1,791,928	35,175,547
Series M, 4.13%, NVS(b)	729,429	12,786,890
Series N, 3.88%, NVS(b)	902,829	15,230,725
Series O, 3.90%, NVS(b)	539,199	9,053,151
Series P, 4.00%, NVS(b)	1,914,748	33,086,846
Series Q, 3.95%, NVS(b)	455,949	7,801,287

Security	Shares	Value

Specialized REITs (continued)
Public Storage
Series R, 4.00%, NVS(b)	1,390,250	$23,731,568
Series S, 4.10%, NVS(b)(d)	798,958	14,101,609

		377,017,339

Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co., 7.63%(a)	2,378,664	161,511,286

Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	479,437	8,850,407

Trading Companies & Distributors — 0.8%
FTAI Aviation Ltd., Series C, 8.25%, NVS(b)	335,566	8,597,201
QXO, Inc., 5.50%, NVS(a)	911,822	50,141,092
Triton International Ltd.
8.00%, NVS(b)	455,949	11,453,439
7.38%, NVS(b)	559,275	14,048,988
6.88%, NVS(b)(d)	475,763	10,728,455
7.63%(b)	475,750	11,855,690
Series E, 5.75%, NVS(b)	555,020	10,661,934

		117,486,799

Wireless Telecommunication Services — 1.2%
Array Digital Infrastructure, Inc.
6.25%(d)	338,163	7,175,819
5.50%	334,115	6,274,680
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,342,307	30,215,330
Series VV, 6.00%, NVS(b)	2,188,339	43,329,112
T-Mobile U.S.A., Inc.
6.25%	1,247,966	30,949,557
5.50%	1,271,161	29,046,029
5.50%	1,251,962	28,356,939

		175,347,466

Total Long-Term Investments — 98.9% (Cost: $15,842,619,958)		14,504,595,314

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.26%(e)(f)(g)	57,853,671	57,882,597
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.09%(e)(f)	174,976,916	174,976,916

Total Short-Term Securities — 1.6% (Cost: $232,836,644)		232,859,513

Total Investments — 100.5% (Cost: $16,075,456,602)		14,737,454,827

Liabilities in Excess of Other Assets — (0.5)%		(76,249,728)

Net Assets — 100.0%		$14,661,205,099

(a)	Convertible security.
(b)	Perpetual security with no stated maturity date.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash
Funds: Institutional, SL Agency Shares	$40,850,184	$17,025,583	(a)	$—	$1,696	$5,134	$57,882,597	57,853,671	$1,563,902	(b)	$—
BlackRock Cash
Funds: Treasury, SL Agency Shares	168,468,346	6,508,570	(a)	—	—	—	174,976,916	174,976,916	2,049,390		—

					$1,696	$5,134	$232,859,513		$3,613,292		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$14,504,595,314	$—	$—	$14,504,595,314
Short-Term Securities
Money Market Funds	232,859,513	—	—	232,859,513

	$14,737,454,827	$—	$—	$14,737,454,827

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

September 30, 2025

iShares Preferred and Income Securities ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$14,504,595,314
Investments, at value — affiliated(c)	232,859,513
Cash	3,377
Receivables:
Investments sold	94,489,028
Securities lending income — affiliated	224,156
Capital shares sold	185,225
Dividends — unaffiliated	33,766,556
Dividends — affiliated	348,349

Total assets	14,866,471,518

LIABILITIES
Collateral on securities loaned	57,730,153
Payables:
Investments purchased	142,075,527
Investment advisory fees	5,460,739

Total liabilities	205,266,419

Commitments and contingent liabilities

NET ASSETS	$14,661,205,099

NET ASSETS CONSIST OF:
Paid-in capital	$19,182,933,527
Accumulated loss	(4,521,728,428)

NET ASSETS	$14,661,205,099

NET ASSET VALUE
Shares outstanding	464,400,000

Net asset value	$31.57

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$15,842,619,958
(b) Securities loaned, at value	$55,647,825
(c) Investments, at cost — affiliated	$232,836,644

See notes to financial statements.

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — unaffiliated	$476,487,062
Dividends — affiliated	2,049,390
Interest — unaffiliated	22,330
Securities lending income — affiliated — net	1,563,902
Foreign taxes withheld	(783,476)

Total investment income	479,339,208

EXPENSES
Investment advisory	31,966,332
Interest expense	666

Total expenses	31,966,998

Net investment income	447,372,210

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(224,646,309)
Investments — affiliated	1,696
In-kind redemptions — unaffiliated(a)	5,042,671

(219,601,942)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	638,975,046
Investments — affiliated	5,134

638,980,180

Net realized and unrealized gain	419,378,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$866,750,448

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	11

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$447,372,210		$898,089,784
Net realized loss	(219,601,942)		(510,548,912)
Net change in unrealized appreciation (depreciation)	638,980,180		(192,286,678)

Net increase in net assets resulting from operations	866,750,448		195,254,194

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(463,319,221	)(b)	(915,567,083)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	97,323,065		36,715,242

NET ASSETS
Total increase (decrease) in net assets	500,754,292		(683,597,647)
Beginning of period	14,160,450,807		14,844,048,454

End of period	$14,661,205,099		$14,160,450,807

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25		Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$30.65		$32.15		$31.18	$36.39	$38.27	$31.50

Net investment income(a)	0.98		1.95		2.02	1.90	1.75	1.81
Net realized and unrealized gain (loss)(b)	0.96		(1.46)		0.99	(5.13)	(1.94)	6.78

Net increase (decrease) from investment operations	1.94		0.49		3.01	(3.23)	(0.19)	8.59

Distributions from net investment income(c)	(1.02	)(d)	(1.99)		(2.04)	(1.98)	(1.69)	(1.82)

Net asset value, end of period	$31.57		$30.65		$32.15	$31.18	$36.39	$38.27

Total Return(e)

Based on net asset value	6.46	%(f)	1.46	%(g)	10.14%	(8.99)%	(0.67)%	27.88%

Ratios to Average Net Assets(h)

Total expenses	0.46	%(i)	0.45	%(j)	0.46%	0.46%	0.45%	0.46%

Net investment income	6.37	%(i)	6.10%		6.58%	5.80%	4.56%	4.97%

Supplemental Data

Net assets, end of period (000)	$14,661,205		$14,160,451		$14,844,048	$12,981,969	$17,711,748	$18,364,340

Portfolio turnover rate(k)	9%		20%		21%	16%	21%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes payment from an affiliate with no financial impact to the expense ratios.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Capital, Inc.	$505,176	$(505,176)	$—		$—
BNP Paribas SA	875,928	(875,928)	—		—
BofA Securities, Inc.	96,681	(96,681)	—		—
J.P. Morgan Securities LLC	39,389,358	(39,389,358)	—		—
Morgan Stanley	14,241,224	(14,241,224)	—		—
Toronto-Dominion Bank	9,364	(9,364)	—		—
UBS AG	490,280	(490,280)	—		—
UBS Securities LLC	18,106	(18,106)	—		—
Wells Fargo Securities LLC	21,708	(21,708)	—		—

	$55,647,825	$(55,647,825)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.456000
Over $81 billion, up to and including $111 billion	0.433200
Over $111 billion, up to and including $141 billion	0.411540
Over $141 billion, up to and including $171 billion	0.390963
Over $171 billion	0.371400

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of

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Notes to Financial Statements (unaudited) (continued)

each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2025, the Fund paid BTC $381,388 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Preferred and Income Securities	$1,236,186,540	$1,227,812,517

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Preferred and Income Securities	$744,856,793	$652,735,615

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of March 31, 2025, the Fund had non-expiring capital loss carryforwards of $2,995,430,407 available to offset future realized capital gains.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Preferred and Income Securities	$16,091,107,135	$314,496,410	$(1,668,148,718)	$(1,353,652,308)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

iShares ETF	Shares	Amount	Shares	Amount
Preferred and Income Securities
Shares sold	24,650,000	$764,110,119	41,100,000	$1,325,665,881
Shares redeemed	(22,200,000)	(666,787,054)	(40,900,000)	(1,288,950,639)

	2,450,000	$97,323,065	200,000	$36,715,242

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Notes to Financial Statements (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Board Review and Approval of Investment Advisory Contract

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	21

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

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SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

•	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

•	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

•	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

2

Schedule of Investments (unaudited) September 30, 2025	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
AeroVironment, Inc.(a)(b)	1,016,746	$320,163,148
ATI, Inc.(a)(b)	4,404,896	358,294,241
BWX Technologies, Inc.(b)	2,920,956	538,536,658
Curtiss-Wright Corp.(b)	1,204,144	653,777,943
Hexcel Corp.	2,540,451	159,286,278
Kratos Defense & Security Solutions, Inc.(a)(b)	5,394,330	492,879,932
Woodward, Inc.(b)	1,916,443	484,304,310

		3,007,242,510

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,655,106	193,318,556

Automobile Components — 0.8%
Autoliv, Inc.	2,258,372	278,908,942
Gentex Corp.	7,017,199	198,586,732
Goodyear Tire & Rubber Co. (The)(a)(b)	9,133,563	68,319,051
Lear Corp.	1,698,899	170,926,228
Visteon Corp.(b)	870,899	104,385,954

		821,126,907

Automobiles — 0.3%
Harley-Davidson, Inc.	3,881,205	108,285,620
Thor Industries, Inc.	1,698,835	176,152,201

		284,437,821

Banks — 6.5%
Associated Banc-Corp.	5,216,645	134,119,943
Bank OZK	3,380,151	172,320,098
Cadence Bank	4,826,225	181,176,486
Columbia Banking System, Inc.	9,558,422	246,033,782
Comerica, Inc.	4,107,507	281,446,380
Commerce Bancshares, Inc.	3,965,956	237,005,531
Cullen/Frost Bankers, Inc.	2,053,895	260,372,269
East West Bancorp, Inc.	4,404,577	468,867,222
First Financial Bankshares, Inc.	4,168,251	140,261,646
First Horizon Corp.	16,226,642	366,884,376
Flagstar Financial, Inc.(b)	9,553,890	110,347,429
FNB Corp.	11,467,509	184,741,570
Glacier Bancorp, Inc.	3,790,459	184,481,640
Hancock Whitney Corp.	2,706,209	169,435,745
Home BancShares, Inc.	5,852,241	165,618,420
International Bancshares Corp.	1,730,263	118,955,581
Old National Bancorp	11,147,049	244,677,726
Pinnacle Financial Partners, Inc.	2,458,109	230,546,043
Prosperity Bancshares, Inc.	3,033,350	201,262,772
Southstate Bank Corp.(b)	3,234,433	319,788,391
Synovus Financial Corp.	4,432,031	217,524,081
Texas Capital Bancshares, Inc.(a)	1,460,975	123,496,217
UMB Financial Corp.	2,281,097	269,967,830
United Bankshares, Inc.	4,512,077	167,894,385
Valley National Bancorp	15,420,858	163,461,095
Webster Financial Corp.	5,311,104	315,692,022
Western Alliance Bancorp	3,308,318	286,897,337
Wintrust Financial Corp.	2,139,690	283,380,544
Zions Bancorp N.A.	4,713,643	266,697,921

		6,513,354,482

Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	252,499	53,383,339
Celsius Holdings, Inc.(a)	5,110,957	293,828,918
Coca-Cola Consolidated, Inc.	1,915,421	224,410,724

		571,622,981

Security	Shares	Value

Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.(a)(b)	6,136,433	$332,349,211
Cytokinetics, Inc.(a)(b)	3,820,665	209,983,749
Exelixis, Inc.(a)(b)	8,603,177	355,311,210
Halozyme Therapeutics, Inc.(a)(b)	3,738,230	274,161,788
Neurocrine Biosciences, Inc.(a)(b)	3,169,632	444,952,940
Roivant Sciences Ltd.(a)(b)	13,748,757	208,018,694
United Therapeutics Corp.(a)	1,445,359	605,908,946

		2,430,686,538

Broadline Retail — 0.4%
Macy’s, Inc.	8,670,273	155,457,995
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,960,622	251,743,865

		407,201,860

Building Products — 2.1%
AAON, Inc.(b)	2,160,753	201,900,760
Advanced Drainage Systems, Inc.(b)	2,285,837	317,045,592
Carlisle Cos., Inc.	1,363,077	448,397,810
Fortune Brands Innovations, Inc.	3,837,640	204,891,600
Owens Corning	2,672,634	378,070,806
Simpson Manufacturing Co., Inc.	1,330,310	222,773,713
Trex Co., Inc.(a)(b)	3,428,896	177,171,056
UFP Industries, Inc.	1,870,011	174,827,328

		2,125,078,665

Capital Markets — 3.1%
Affiliated Managers Group, Inc.(b)	907,217	216,307,749
Carlyle Group, Inc. (The)	8,322,787	521,838,745
Evercore, Inc., Class A	1,233,522	416,091,641
Federated Hermes, Inc., Class B, NVS	2,360,072	122,558,539
Hamilton Lane, Inc., Class A	1,293,519	174,353,426
Houlihan Lokey, Inc., Class A	1,737,521	356,747,812
Janus Henderson Group PLC	3,989,925	177,591,562
Jefferies Financial Group, Inc.	5,275,454	345,120,201
Morningstar, Inc.	781,140	181,232,291
SEI Investments Co.	3,002,988	254,803,532
Stifel Financial Corp.	3,265,313	370,515,066

		3,137,160,564

Chemicals — 1.4%
Ashland, Inc.	1,459,413	69,920,477
Avient Corp.	2,922,938	96,310,807
Axalta Coating Systems Ltd.(a)(b)	6,915,225	197,913,739
Cabot Corp.	1,698,835	129,196,402
NewMarket Corp.	249,431	206,581,248
Olin Corp.	3,660,549	91,477,120
RPM International, Inc.	4,102,658	483,621,325
Scotts Miracle-Gro Co. (The)	1,420,823	80,915,870
Westlake Corp.	1,064,687	82,044,780

		1,437,981,768

Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	1,330,244	155,452,314
Clean Harbors, Inc.(a)(b)	1,611,177	374,147,523
MSA Safety, Inc.	1,174,827	202,152,482
RB Global, Inc.(b)	5,931,409	642,727,479
Tetra Tech, Inc.	8,397,851	280,320,266

		1,654,800,064

Communications Equipment — 1.0%
Ciena Corp.(a)(b)	4,517,886	658,120,454
Lumentum Holdings, Inc.(a)(b)	2,230,729	362,961,915

		1,021,082,369

Construction & Engineering — 2.8%
AECOM	4,232,699	552,240,239

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
API Group Corp.(a)(b)	11,997,135	$412,341,530
Comfort Systems U.S.A., Inc.	1,125,017	928,341,528
Fluor Corp.(a)(b)	5,161,961	217,163,699
MasTec, Inc.(a)	1,957,544	416,584,939
Valmont Industries, Inc.(b)	630,258	244,369,934

		2,771,041,869

Construction Materials — 0.4%
Eagle Materials, Inc.(b)	1,037,207	241,710,719
Knife River Corp.(a)(b)	1,809,279	139,079,277

		380,789,996

Consumer Finance — 0.7%
Ally Financial, Inc.	8,950,959	350,877,593
FirstCash Holdings, Inc.	1,249,795	197,992,524
SLM Corp.	6,656,840	184,261,331

		733,131,448

Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	12,870,688	225,365,747
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,220,110	393,525,257
Casey’s General Stores, Inc.	1,188,203	671,714,920
Maplebear, Inc.(a)(b)	5,888,093	216,446,299
Performance Food Group Co.(a)(b)	5,002,045	520,412,762
Sprouts Farmers Market, Inc.(a)	3,123,100	339,793,280
U.S. Foods Holding Corp.(a)(b)	7,196,061	551,362,194

		2,918,620,459

Containers & Packaging — 1.1%
AptarGroup, Inc.	2,103,600	281,167,176
Crown Holdings, Inc.	3,676,593	355,122,118
Graphic Packaging Holding Co.	9,472,246	185,371,854
Greif, Inc., Class A, NVS	843,507	50,407,978
Silgan Holdings, Inc.	2,835,543	121,956,705
Sonoco Products Co.	3,149,300	135,703,337

		1,129,729,168

Diversified Consumer Services — 1.3%
Duolingo, Inc., Class A(a)(b)	1,271,097	409,089,858
Graham Holdings Co., Class B	108,460	127,691,043
Grand Canyon Education, Inc.(a)(b)	885,743	194,438,303
H&R Block, Inc.	4,274,815	216,177,395
Service Corp. International	4,481,755	372,971,651

		1,320,368,250

Diversified REITs — 0.5%
WP Carey, Inc.	6,998,526	472,890,402

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	7,999,534	298,782,595
Iridium Communications, Inc.	3,388,243	59,158,723

		357,941,318

Electric Utilities — 1.0%
ALLETE, Inc.	1,848,760	122,757,664
IDACORP, Inc.	1,727,256	228,256,881
OGE Energy Corp.	6,436,249	297,805,241
Portland General Electric Co.	3,498,305	153,925,420
TXNM Energy, Inc.	3,030,891	171,396,886

		974,142,092

Electrical Equipment — 1.8%
Acuity, Inc.	969,737	333,967,726
EnerSys	1,196,319	135,136,194
NEXTracker, Inc., Class A(a)(b)	4,728,679	349,874,959
nVent Electric PLC	5,143,553	507,360,068

Security	Shares	Value

Electrical Equipment (continued)
Regal Rexnord Corp.	2,121,212	$304,266,649
Sensata Technologies Holding PLC	4,650,266	142,065,626

		1,772,671,222

Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc.(a)(b)	1,646,577	199,235,817
Avnet, Inc.	2,677,588	139,984,301
Belden, Inc.(b)	1,278,935	153,817,512
Cognex Corp.	5,366,517	243,103,220
Coherent Corp.(a)(b)	4,967,632	535,113,319
Crane NXT Co.(b)	1,576,717	105,750,409
Fabrinet(a)(b)	1,144,065	417,148,980
Flex Ltd.(a)	11,994,676	695,331,368
IPG Photonics Corp.(a)(b)	808,828	64,051,089
Littelfuse, Inc.	791,299	204,954,354
Novanta, Inc.(a)(b)	1,148,678	115,040,102
TD SYNNEX Corp.	2,448,853	400,999,679
Vontier Corp.(b)	4,684,138	196,593,272

		3,471,123,422

Energy Equipment & Services — 0.9%
NOV, Inc.	11,857,740	157,115,055
TechnipFMC PLC	13,135,278	518,186,717
Valaris Ltd.(a)(b)	2,116,976	103,244,919
Weatherford International PLC	2,293,699	156,957,823

		935,504,514

Entertainment — 0.2%
Warner Music Group Corp., Class A	4,658,170	158,657,270

Financial Services — 1.6%
Equitable Holdings, Inc.	8,185,440	415,656,643
Essent Group Ltd.	3,146,208	199,972,980
Euronet Worldwide, Inc.(a)(b)	1,230,453	108,046,078
MGIC Investment Corp.	7,369,442	209,071,070
Shift4 Payments, Inc., Class A(a)(b)	2,148,595	166,301,253
Voya Financial, Inc.	3,078,656	230,283,469
Western Union Co. (The)	10,273,994	82,089,212
WEX, Inc.(a)(b)	1,094,066	172,348,217

		1,583,768,922

Food Products — 0.8%
Darling Ingredients, Inc.(a)(b)	5,050,887	155,920,882
Flowers Foods, Inc.	6,741,634	87,978,324
Ingredion, Inc.	2,051,406	250,497,187
Marzetti Co. (The)	651,391	112,553,851
Pilgrim’s Pride Corp.	1,365,302	55,595,097
Post Holdings, Inc.(a)(b)	1,526,315	164,048,336

		826,593,677

Gas Utilities — 1.1%
National Fuel Gas Co.	2,888,113	266,774,998
New Jersey Resources Corp.	3,207,418	154,437,177
ONE Gas, Inc.	1,915,763	155,061,857
Southwest Gas Holdings, Inc.	2,045,491	160,243,765
Spire, Inc.	1,884,696	153,640,418
UGI Corp.	6,870,124	228,500,324

		1,118,658,539

Ground Transportation — 1.4%
Avis Budget Group, Inc.(a)	539,419	86,617,206
Knight-Swift Transportation Holdings, Inc.	5,188,595	205,001,388
Landstar System, Inc.	1,106,496	135,612,150
Ryder System, Inc.	1,303,884	245,964,678

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Saia, Inc.(a)(b)	851,401	$254,875,403
XPO, Inc.(a)(b)	3,763,456	486,501,957

		1,414,572,782

Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	6,369,530	80,829,336
Envista Holdings Corp.(a)(b)	5,306,181	108,086,907
Globus Medical, Inc., Class A(a)(b)	3,600,715	206,212,948
Haemonetics Corp.(a)(b)	1,538,280	74,975,767
Lantheus Holdings, Inc.(a)(b)	2,171,056	111,353,462
LivaNova PLC(a)(b)	1,743,415	91,320,078
Masimo Corp.(a)(b)	1,475,651	217,732,305
Penumbra, Inc.(a)(b)	1,246,358	315,727,408

		1,206,238,211

Health Care Providers & Services — 2.3%
Chemed Corp.(b)	465,874	208,590,425
Encompass Health Corp.	3,216,119	408,511,435
Ensign Group, Inc. (The)(b)	1,830,854	316,316,646
HealthEquity, Inc.(a)(b)	2,761,140	261,673,238
Hims & Hers Health, Inc., Class A(a)(b)	6,607,673	374,787,212
Option Care Health, Inc.(a)(b)	5,182,072	143,854,319
Tenet Healthcare Corp.(a)(b)	2,823,543	573,292,171

		2,287,025,446

Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	11,226,844	202,419,997
Omega Healthcare Investors, Inc.	9,427,565	398,031,794
Sabra Health Care REIT, Inc.	7,703,598	143,595,067

		744,046,858

Health Care Technology — 0.3%
Doximity, Inc., Class A(a)(b)	4,359,065	318,865,605

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,383,259	70,726,510

Hotels, Restaurants & Leisure — 2.9%
Aramark	8,400,237	322,569,101
Boyd Gaming Corp.(b)	1,894,613	163,789,294
Cava Group, Inc.(a)(b)	3,184,078	192,350,152
Choice Hotels International, Inc.(b)	659,942	70,554,399
Churchill Downs, Inc.	2,129,739	206,605,980
Hilton Grand Vacations, Inc.(a)(b)	1,969,465	82,343,332
Hyatt Hotels Corp., Class A(b)	1,357,968	192,736,398
Light & Wonder, Inc., Class A(a)(b)	2,680,457	224,997,561
Marriott Vacations Worldwide Corp.	883,882	58,831,186
Planet Fitness, Inc., Class A(a)(b)	2,681,900	278,381,220
Texas Roadhouse, Inc.	2,123,666	352,847,106
Travel + Leisure Co.	2,072,915	123,317,713
Vail Resorts, Inc.	1,186,279	177,431,750
Wingstop, Inc.(b)	891,608	224,399,901
Wyndham Hotels & Resorts, Inc.	2,438,071	194,801,873

		2,865,956,966

Household Durables — 1.8%
KB Home	2,172,841	138,279,601
Somnigroup International, Inc.(b)	6,707,600	565,651,908
Taylor Morrison Home Corp., Class A(a)	3,159,857	208,582,161
Toll Brothers, Inc.	3,137,702	433,442,154
TopBuild Corp.(a)(b)	894,129	349,479,261
Whirlpool Corp.(b)	1,800,357	141,508,060

		1,836,943,145

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.(b)	1,941,570	$186,876,112
Talen Energy Corp.(a)(b)	1,460,044	621,073,517

		807,949,629

Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,702,012	288,082,551
First Industrial Realty Trust, Inc.	4,227,693	217,599,359
Rexford Industrial Realty, Inc.	7,546,195	310,224,077
STAG Industrial, Inc.	5,968,460	210,626,953

		1,026,532,940

Insurance — 4.2%
American Financial Group, Inc.	2,211,992	322,331,474
Brighthouse Financial, Inc.(a)	1,824,888	96,865,055
CNO Financial Group, Inc.	3,095,038	122,408,753
Fidelity National Financial, Inc., Class A	8,162,694	493,761,360
First American Financial Corp.	3,250,470	208,810,193
Hanover Insurance Group, Inc. (The)	1,143,552	207,703,350
Kemper Corp.	2,003,362	103,273,311
Kinsale Capital Group, Inc.(b)	707,367	300,814,890
Old Republic International Corp.	7,305,399	310,260,296
Primerica, Inc.	1,035,258	287,377,268
Reinsurance Group of America, Inc.	2,112,288	405,833,893
RenaissanceRe Holdings Ltd.(b)	1,504,115	381,939,922
RLI Corp.	2,936,017	191,487,029
Ryan Specialty Holdings, Inc., Class A	3,597,751	202,769,246
Selective Insurance Group, Inc.	1,943,037	157,522,010
Unum Group	5,007,386	389,474,483

		4,182,632,533

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)(b)	8,953,066	97,677,950

IT Services — 1.3%
ASGN, Inc.(a)	1,398,554	66,221,532
Kyndryl Holdings, Inc.(a)(b)	7,380,435	221,634,463
Okta, Inc., Class A(a)(b)	5,342,203	489,880,015
Twilio, Inc., Class A(a)(b)	4,903,453	490,786,611

		1,268,522,621

Leisure Products — 0.5%
Brunswick Corp.	2,086,014	131,919,525
Mattel, Inc.(a)(b)	10,287,859	173,144,667
Polaris, Inc.	1,710,481	99,430,261
YETI Holdings, Inc.(a)(b)	2,593,502	86,052,396

		490,546,849

Life Sciences Tools & Services — 1.7%
Avantor, Inc.(a)(b)	21,789,156	271,928,667
Bio-Rad Laboratories, Inc., Class A(a)(b)	582,829	163,419,423
Bruker Corp.(b)	3,536,435	114,898,773
Illumina, Inc.(a)(b)	4,911,931	466,486,087
Medpace Holdings, Inc.(a)(b)	709,230	364,657,697
Repligen Corp.(a)(b)	1,691,701	226,129,673
Sotera Health Co.(a)(b)	5,628,085	88,529,777

		1,696,050,097

Machinery — 5.1%
AGCO Corp.	1,979,997	211,998,279
Chart Industries, Inc.(a)(b)	1,412,124	282,636,619
CNH Industrial NV	28,381,440	307,938,624
Crane Co.(b)	1,563,256	287,857,960
Donaldson Co., Inc.	3,723,816	304,794,340
Esab Corp.(b)	1,824,162	203,831,862
Flowserve Corp.	4,175,853	221,904,828
Graco, Inc.	5,295,228	449,882,571

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ITT, Inc.(b)	2,492,724	$445,599,342
Lincoln Electric Holdings, Inc.	1,763,616	415,913,561
Middleby Corp. (The)(a)(b)	1,488,837	197,911,102
Mueller Industries, Inc.	3,537,818	357,708,778
Oshkosh Corp.	2,043,537	265,046,749
RBC Bearings, Inc.(a)(b)	1,004,474	392,036,157
Terex Corp.	2,094,588	107,452,364
Timken Co. (The)	2,023,565	152,131,617
Toro Co. (The)	3,151,021	240,107,800
Watts Water Technologies, Inc., Class A	876,385	244,756,803

		5,089,509,356

Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,781,686	148,681,697

Media — 0.8%
EchoStar Corp., Class A(a)(b)	4,297,626	328,166,721
New York Times Co. (The), Class A	5,178,381	297,239,069
Nexstar Media Group, Inc., Class A	917,621	181,450,377

		806,856,167

Metals & Mining — 2.3%
Alcoa Corp.	8,274,566	272,150,476
Carpenter Technology Corp.	1,593,113	391,172,966
Cleveland-Cliffs, Inc.(a)(b)	15,809,416	192,874,875
Commercial Metals Co.	3,573,977	204,717,403
MP Materials Corp., Class A(a)(b)	4,301,387	288,494,026
Reliance, Inc.	1,680,837	472,029,455
Royal Gold, Inc.	2,102,006	421,620,363

		2,243,059,564

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	20,501,536	414,336,043
Starwood Property Trust, Inc.	11,032,303	213,695,709

		628,031,752

Multi-Utilities — 0.3%
Black Hills Corp.	2,326,169	143,268,749
Northwestern Energy Group, Inc.	1,960,280	114,892,011

		258,160,760

Office REITs — 0.6%
COPT Defense Properties	3,598,128	104,561,600
Cousins Properties, Inc.	5,363,216	155,211,471
Kilroy Realty Corp.	3,477,957	146,943,683
Vornado Realty Trust	5,156,964	209,011,751

		615,728,505

Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	10,695,028	207,911,344
Antero Resources Corp.(a)	9,379,167	314,764,845
Chord Energy Corp.	1,828,266	181,674,792
Civitas Resources, Inc.	2,662,776	86,540,220
CNX Resources Corp.(a)(b)	4,515,544	145,039,273
DT Midstream, Inc.	3,246,772	367,080,042
HF Sinclair Corp.	5,077,488	265,755,722
Matador Resources Co.	3,769,798	169,377,024
Murphy Oil Corp.	4,283,997	121,708,355
Ovintiv, Inc.	8,214,399	331,697,432
PBF Energy, Inc., Class A	2,622,953	79,134,492
Permian Resources Corp., Class A	22,346,434	286,034,355
Range Resources Corp.	7,605,482	286,270,343
Viper Energy, Inc., Class A(b)	5,387,207	205,899,052

		3,048,887,291

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	2,025,331	179,930,406

Security	Shares	Value

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	3,681,839	$183,281,945
American Airlines Group, Inc.(a)(b)	21,090,417	237,056,287

		420,338,232

Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	4,022,493	146,217,621
Coty, Inc., Class A(a)(b)	11,827,753	47,784,122
elf Beauty, Inc.(a)(b)	1,894,002	250,917,385

		444,919,128

Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(a)(b)	15,877,285	319,768,520
Jazz Pharmaceuticals PLC(a)(b)	1,938,830	255,537,794
Perrigo Co. PLC	4,393,060	97,833,446

		673,139,760

Professional Services — 2.6%
CACI International, Inc., Class A(a)(b)	702,841	350,563,034
Concentrix Corp.	1,428,816	65,939,858
ExlService Holdings, Inc.(a)	5,157,148	227,069,227
Exponent, Inc.	1,612,518	112,037,751
FTI Consulting, Inc.(a)(b)	1,013,677	163,860,887
Genpact Ltd.	5,208,873	218,199,690
Insperity, Inc.	1,156,165	56,883,318
KBR, Inc.	4,119,310	194,802,170
Maximus, Inc.	1,799,271	164,399,391
Parsons Corp.(a)(b)	1,708,086	141,634,491
Paylocity Holding Corp.(a)(b)	1,426,696	227,229,872
Science Applications International Corp.	1,496,663	148,723,402
TransUnion(b)	6,225,464	521,569,374

		2,592,912,465

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	1,514,154	451,641,855

Residential REITs — 0.8%
American Homes 4 Rent, Class A	10,413,259	346,240,862
Equity LifeStyle Properties, Inc.	6,190,119	375,740,223
Independence Realty Trust, Inc.	7,453,270	122,159,095

		844,140,180

Retail REITs — 0.9%
Agree Realty Corp.	3,530,900	250,835,136
Brixmor Property Group, Inc.	9,782,973	270,792,692
Kite Realty Group Trust	7,020,059	156,547,316
NNN REIT, Inc.	6,033,824	256,859,888

		935,035,032

Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems, Inc.(a)(b)	3,958,568	115,590,186
Amkor Technology, Inc.	3,630,016	103,092,454
Cirrus Logic, Inc.(a)(b)	1,641,159	205,620,811
Entegris, Inc.(b)	4,844,889	447,958,437
Lattice Semiconductor Corp.(a)(b)	4,374,908	320,768,254
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,047,073	254,840,118
MKS, Inc.(b)	2,144,388	265,410,903
Onto Innovation, Inc.(a)(b)	1,566,694	202,448,199
Power Integrations, Inc.	1,791,176	72,023,187
Rambus, Inc.(a)(b)	3,438,469	358,288,470
Silicon Laboratories, Inc.(a)(b)	1,047,772	137,394,342
Synaptics, Inc.(a)(b)	1,230,732	84,108,225
Universal Display Corp.	1,413,314	202,994,290

		2,770,537,876

Software — 3.9%
Appfolio, Inc., Class A(a)(b)	731,212	201,565,900

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
BILL Holdings, Inc.(a)(b)	2,927,815	$155,086,361
Blackbaud, Inc.(a)	1,187,876	76,392,306
Commvault Systems, Inc.(a)(b)	1,428,538	269,679,404
Docusign, Inc.(a)(b)	6,457,595	465,528,024
Dolby Laboratories, Inc., Class A	1,953,618	141,383,335
Dropbox, Inc., Class A(a)(b)	5,909,611	178,529,348
Dynatrace, Inc.(a)	9,635,531	466,841,477
Guidewire Software, Inc.(a)(b)	2,690,761	618,498,323
Manhattan Associates, Inc.(a)(b)	1,930,774	395,770,054
Nutanix, Inc., Class A(a)(b)	8,567,234	637,316,537
Pegasystems, Inc.(b)	2,952,405	169,763,287
Qualys, Inc.(a)	1,152,567	152,519,191

		3,928,873,547

Specialized REITs — 1.5%
CubeSmart	7,287,578	296,312,921
EPR Properties	2,434,798	141,242,632
Gaming & Leisure Properties, Inc.	9,036,449	421,188,888
Lamar Advertising Co., Class A	2,773,923	339,583,653
National Storage Affiliates Trust	2,276,644	68,800,182
PotlatchDeltic Corp.	2,270,317	92,515,418
Rayonier, Inc.	4,539,087	120,467,369

		1,480,111,063

Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(a)(b)	1,521,261	130,143,879
AutoNation, Inc.(a)(b)	902,994	197,547,997
Bath & Body Works, Inc.	6,756,798	174,055,116
Burlington Stores, Inc.(a)(b)	1,991,294	506,784,323
Chewy, Inc., Class A(a)(b)	7,123,525	288,146,586
Dick’s Sporting Goods, Inc.	2,136,694	474,816,141
Five Below, Inc.(a)(b)	1,759,681	272,222,651
Floor & Decor Holdings, Inc., Class A(a)(b)	3,438,561	253,421,946
GameStop Corp., Class A(a)(b)	13,178,849	359,519,001
Gap, Inc. (The)	7,272,632	155,561,598
Lithia Motors, Inc., Class A	819,373	258,921,868
Murphy U.S.A., Inc.	561,238	217,906,266
Penske Automotive Group, Inc.	590,445	102,684,290
RH(a)(b)	491,159	99,783,862
Valvoline, Inc.(a)(b)	4,058,812	145,751,939

		3,637,267,463

Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(a)(b)	9,922,682	831,619,978

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	3,816,833	$76,031,313
Columbia Sportswear Co.	821,949	42,987,933
Crocs, Inc.(a)(b)	1,743,925	145,704,934
PVH Corp.(b)	1,534,965	128,584,018
Under Armour, Inc., Class A(a)(b)	6,066,957	30,274,115
Under Armour, Inc., Class C, NVS(a)(b)	3,872,066	18,702,079
VF Corp	10,476,820	151,180,513

		593,464,905

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	1,217,171	317,742,489
Core & Main, Inc., Class A(a)(b)	6,060,972	326,262,123
GATX Corp.	1,136,702	198,695,510
MSC Industrial Direct Co., Inc., Class A	1,459,012	134,433,366
Watsco, Inc.	1,115,432	450,969,157
WESCO International, Inc.(b)	1,555,226	328,930,299

		1,757,032,944

Water Utilities — 0.4%
Essential Utilities, Inc.	8,963,315	357,636,268

Total Long-Term Investments — 99.7% (Cost: $80,322,248,105)		99,582,531,989

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	4,690,458,582	4,692,803,812
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	255,527,548	255,527,548

Total Short-Term Securities — 5.0% (Cost: $4,945,936,992)		4,948,331,360

Total Investments — 104.7% (Cost: $85,268,185,097)		104,530,863,349

Liabilities in Excess of Other Assets — (4.7)%		(4,682,663,365)

Net Assets — 100.0%		$99,848,199,984

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,933,875,204	$758,781,195	(a)	$—		$(92,163)	$239,576	$4,692,803,812	4,690,458,582	$5,074,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	396,535,059	—		(141,007,511	)(a)	—	—	255,527,548	255,527,548	5,584,267		—

						$(92,163)	$239,576	$4,948,331,360		$10,658,919		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	449	12/19/25	$147,550	$(1,953,463)

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Cadence Bank	Goldman Sachs Bank USA	USD 15,595,035	08/19/26	0.40%	1D FEDL01	Monthly	$309,274
Cadence Bank	HSBC Bank PLC	7,121,790	02/09/28	0.40%	1D OBFR01	Monthly	(47,114)
Cadence Bank	JPMorgan Chase Bank N.A.	20,031,950	02/09/26	0.40%	1D OBFR01	Monthly	(132,521)
Equitable Holdings, Inc.	Goldman Sachs Bank USA	27,086,040	08/18/26	0.40%	1D FEDL01	Monthly	(1,352,209)
Equitable Holdings, Inc.	HSBC Bank PLC	34,102,737	02/09/28	0.40%	1D OBFR01	Monthly	(1,563,523)
Equitable Holdings, Inc.	JPMorgan Chase Bank N.A.	12,262,124	02/09/26	0.40%	1D OBFR01	Monthly	(521,534)
Western Union Co. (The)	Goldman Sachs Bank USA	413,720	08/18/26	0.40%	1D FEDL01	Monthly	(7,876)

Total long positions of equity swaps							(3,315,503)

Net dividends and financing fees							12,558

Total equity swap contracts including dividends and financing fees							$(3,302,945)

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$321,832	$ (3,624,777)

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$—	$321,832	$—	$—	$—	$321,832

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,953,463	$—	$—	$—	$1,953,463
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	3,624,777	—	—	—	3,624,777

	$—	$—	$5,578,240	$—	$—	$—	$5,578,240

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$13,328,587	$—	$—	$—	$13,328,587
Swaps	—	—	10,797,329	—	—	—	10,797,329

	$—	$—	$24,125,916	$—	$—	$—	$24,125,916

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(6,354,730)	$—	$—	$—	$(6,354,730)
Swaps	—	—	(7,636,987)	—	—	—	(7,636,987)

	$—	$—	$(13,991,717)	$—	$—	$—	$(13,991,717)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,600,140
Equity swaps:
Average notional value — long	129,517,296

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$203,130	$—
Swaps — OTC(a)	321,832	3,624,777

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$524,962	$3,624,777

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(215,688)	—

Total derivative assets and liabilities subject to an MNA	$309,274	$3,624,777

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Mid-Cap ETF

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$309,274	$(309,274)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$1,360,085	$(309,274)	$—	$(200,000)	$850,811
HSBC Bank PLC	1,610,637	—	—	(960,000)	650,637
JPMorgan Chase Bank N.A.	654,055	—	—	—	654,055

	$3,624,777	$(309,274)	$—	$(1,160,000)	$2,155,503

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$99,582,531,989	$—	$—	$99,582,531,989
Short-Term Securities
Money Market Funds	4,948,331,360	—	—	4,948,331,360

	$104,530,863,349	$—	$—	$104,530,863,349

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$321,832	$—	$321,832
Liabilities
Equity Contracts	(1,953,463)	(3,624,777)	—	(5,578,240)

	$(1,953,463)	$(3,302,945)	$—	$(5,256,408)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)(b)(c)	2,062,030	$184,902,230
Mercury Systems, Inc.(a)(b)(c)	3,068,687	237,516,374
Moog, Inc., Class A(a)	1,654,245	343,537,059
National Presto Industries, Inc.	306,269	34,348,068

		800,303,731

Air Freight & Logistics — 0.2%
Forward Air Corp.(b)(c)	1,272,961	32,638,720
Hub Group, Inc., Class A(a)	3,531,229	121,615,527

		154,254,247

Automobile Components — 2.1%
Adient PLC(a)(b)(c)	4,719,233	113,639,131
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,042,870	42,327,649
BorgWarner, Inc.(a)	12,593,428	553,607,095
Dana, Inc.(a)	7,690,796	154,123,552
Dorman Products, Inc.(a)(b)(c)	1,617,136	252,079,160
Fox Factory Holding Corp.(a)(b)	2,429,954	59,023,583
Gentherm, Inc.(a)(b)(c)	1,774,148	60,427,481
LCI Industries(a)	1,411,406	131,472,469
Patrick Industries, Inc.(a)	1,936,881	200,331,602
Phinia, Inc.(a)	2,265,036	130,194,269
Standard Motor Products, Inc.(a)	1,214,439	49,573,400
XPEL, Inc.(a)(b)(c)	1,464,076	48,416,993

		1,795,216,384

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,629,611	54,494,192

Banks — 8.5%
Ameris Bancorp(a)	3,737,523	273,997,811
Atlantic Union Bankshares Corp.(a)	8,277,855	292,125,503
Axos Financial, Inc.(a)(b)	3,280,871	277,725,730
Banc of California, Inc.(a)	7,630,714	126,288,317
BancFirst Corp.	1,201,996	151,992,394
Bancorp, Inc. (The)(a)(b)(c)	2,680,644	200,753,429
Bank of Hawaii Corp.(a)	2,314,657	151,934,085
BankUnited, Inc.(a)	4,368,801	166,713,446
Banner Corp.(a)	2,009,780	131,640,590
Beacon Financial Corp.(a)	4,831,176	114,547,183
Capitol Federal Financial, Inc.(a)	7,104,674	45,114,680
Cathay General Bancorp(a)	4,007,334	192,392,105
Central Pacific Financial Corp.(a)	1,567,355	47,553,551
City Holding Co.(a)	842,376	104,345,115
Community Financial System, Inc.(a)	3,076,401	180,400,155
Customers Bancorp, Inc.(a)(b)(c)	1,709,101	111,723,932
CVB Financial Corp.(a)	7,540,588	142,592,519
Dime Community Bancshares, Inc.(a)	2,338,139	69,746,686
Eagle Bancorp, Inc.(a)	1,606,767	32,488,829
FB Financial Corp.	2,440,812	136,050,861
First BanCorp/Puerto Rico(a)	9,235,945	203,652,587
First Bancorp/Southern Pines NC(a)	2,409,427	127,434,594
First Commonwealth Financial Corp.(a)	6,055,601	103,247,997
First Financial Bancorp(a)	5,564,262	140,497,615
First Hawaiian, Inc.(a)	7,253,652	180,108,179
Fulton Financial Corp.(a)	10,557,853	196,692,801
Hanmi Financial Corp.(a)	1,730,422	42,724,119
Heritage Financial Corp.(a)	1,973,987	47,750,746
Hilltop Holdings, Inc.	2,563,173	85,661,242
Hope Bancorp, Inc.(a)	7,539,507	81,200,490
Independent Bank Corp.(a)	2,876,370	198,958,513
Lakeland Financial Corp.(a)	1,483,746	95,256,493

Security	Shares	Value

Banks (continued)
National Bank Holdings Corp., Class A(a)	2,207,821	$85,310,203
NBT Bancorp, Inc.(a)	3,044,666	127,145,252
Northwest Bancshares, Inc.(a)	8,564,490	106,114,031
OFG Bancorp(a)	2,590,893	112,677,937
Park National Corp.(a)	831,163	135,088,922
Pathward Financial, Inc.(a)(c)	1,335,379	98,831,400
Preferred Bank	546,812	49,426,337
Provident Financial Services, Inc.(a)	7,388,662	142,453,403
Renasant Corp.(a)	5,530,246	204,010,775
S&T Bancorp, Inc.(a)	2,228,696	83,776,683
Seacoast Banking Corp. of Florida(a)	5,050,928	153,699,739
ServisFirst Bancshares, Inc.(a)	2,924,588	235,517,072
Simmons First National Corp., Class A(a)	8,429,811	161,599,477
Southside Bancshares, Inc.(a)	1,643,919	46,440,712
Stellar Bancorp, Inc.(a)	2,725,655	82,696,373
Tompkins Financial Corp.(a)	747,436	49,487,738
Triumph Financial, Inc.(a)(b)(c)	1,320,885	66,097,085
TrustCo Bank Corp.(a)	1,096,003	39,784,909
Trustmark Corp.(a)	3,507,913	138,913,355
United Community Banks, Inc.(a)	7,037,909	220,638,447
Veritex Holdings, Inc.(a)	3,230,134	108,306,393
WaFd, Inc.(a)	4,565,017	138,274,365
Westamerica BanCorp(a)	1,479,988	73,984,600
WSFS Financial Corp.(a)	3,257,050	175,652,706

		7,289,240,211

Beverages — 0.1%
MGP Ingredients, Inc.	815,390	19,724,284
National Beverage Corp.(b)	1,387,451	51,224,691

		70,948,975

Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.(b)(c)	7,254,533	154,811,734
ADMA Biologics, Inc.(a)(b)(c)	13,888,606	203,606,964
Alkermes PLC(a)(b)(c)	9,607,517	288,225,510
Arcus Biosciences, Inc.(b)(c)	4,033,004	54,848,854
Arrowhead Pharmaceuticals, Inc.(a)(b)(c)	8,046,618	277,527,855
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,685,579	131,705,906
Dynavax Technologies Corp.(b)(c)	5,794,730	57,541,669
Krystal Biotech, Inc.(a)(b)(c)	1,507,968	266,201,591
Myriad Genetics, Inc.(a)(b)	5,485,863	39,662,789
Protagonist Therapeutics, Inc.(a)(b)(c)	3,403,498	226,094,372
Sarepta Therapeutics, Inc.(a)(b)(c)	5,678,690	109,428,356
TG Therapeutics, Inc.(b)(c)	7,896,714	285,268,793
Veracyte, Inc.(a)(b)(c)	4,579,011	157,197,448
Vericel Corp.(a)(b)(c)	2,984,713	93,928,918
Vir Biotechnology, Inc.(b)(c)	5,521,700	31,528,907
Xencor, Inc.(a)(b)(c)	4,235,791	49,685,828

		2,427,265,494

Broadline Retail — 0.6%
Etsy, Inc.(a)(b)(c)	5,767,985	382,936,524
Kohl’s Corp.(a)(c)	6,511,323	100,079,035

		483,015,559

Building Products — 2.8%
American Woodmark Corp.(a)(b)(c)	846,315	56,499,989
Apogee Enterprises, Inc.(a)	1,251,653	54,534,521
Armstrong World Industries, Inc.(a)	2,517,488	493,452,823
AZZ, Inc.(a)	1,748,336	190,795,908
CSW Industrials, Inc.(a)(c)	977,875	237,379,156
Gibraltar Industries, Inc.(a)(b)(c)	1,715,117	107,709,348
Griffon Corp.	2,276,284	173,339,027
Hayward Holdings, Inc.(a)(b)(c)	11,603,946	175,451,664
Insteel Industries, Inc.(a)(c)	1,157,000	44,359,380

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Masterbrand, Inc.(a)(b)(c)	7,365,298	$97,000,975
Quanex Building Products Corp.(a)	2,657,995	37,796,689
Resideo Technologies, Inc.(a)(b)(c)	7,965,208	343,937,681
Zurn Elkay Water Solutions Corp.(a)(c)	8,678,618	408,155,405

		2,420,412,566

Capital Markets — 3.0%
Acadian Asset Management, Inc.(c)	1,540,350	74,183,256
Artisan Partners Asset Management, Inc.,
Class A(a)	4,101,577	178,008,442
BGC Group, Inc., Class A(a)	21,269,825	201,212,544
Cohen & Steers, Inc.	1,607,652	105,478,048
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,598,062	82,188,329
MarketAxess Holdings, Inc.	309,035	53,849,349
Moelis & Co., Class A	3,545,796	252,886,171
Piper Sandler Cos.(a)	967,308	335,646,203
PJT Partners, Inc., Class A(a)(c)	1,414,540	251,406,194
StepStone Group, Inc., Class A(a)	4,206,008	274,694,382
StoneX Group, Inc.(a)(b)(c)	2,702,043	272,690,180
Victory Capital Holdings, Inc., Class A	2,876,319	186,270,418
Virtu Financial, Inc., Class A(a)	4,627,352	164,270,996
Virtus Investment Partners, Inc.(a)	368,689	70,061,971
WisdomTree, Inc.	6,999,598	97,294,412

		2,600,140,895

Chemicals — 2.9%
AdvanSix, Inc.(a)	1,594,806	30,907,340
Balchem Corp.(a)	1,888,848	283,440,531
Celanese Corp., Class A(a)(c)	6,373,109	268,180,427
Chemours Co. (The)(a)	8,713,628	138,023,868
Element Solutions, Inc.(a)	13,229,313	332,981,808
FMC Corp.(a)	7,269,897	244,486,636
Hawkins, Inc.(a)(c)	1,215,541	222,103,652
HB Fuller Co.(a)	3,140,834	186,188,640
Ingevity Corp.(a)(b)(c)	2,119,153	116,956,054
Innospec, Inc.(a)	1,443,131	111,351,988
Koppers Holdings, Inc.(a)	1,146,275	32,095,700
Minerals Technologies, Inc.(a)	1,823,392	113,269,111
Quaker Chemical Corp.	809,943	106,709,990
Sensient Technologies Corp.(a)	2,471,533	231,953,372
Stepan Co.(a)	1,263,132	60,251,396

		2,478,900,513

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.(a)	3,623,618	167,121,262
Brady Corp., Class A, NVS(a)	2,547,899	198,812,559
CoreCivic, Inc.(a)(b)	6,233,385	126,849,385
Deluxe Corp.(a)	2,663,043	51,556,512
Enviri Corp.(a)(b)(c)	4,688,378	59,495,517
GEO Group, Inc. (The)(a)(b)	8,079,245	165,543,730
Healthcare Services Group, Inc.(a)(b)(c)	4,209,249	70,841,661
HNI Corp.(a)	2,663,874	124,802,497
Interface, Inc., Class A(a)(c)	3,391,814	98,159,097
Liquidity Services, Inc.(b)(c)	1,356,478	37,208,192
MillerKnoll, Inc.(a)	4,016,544	71,253,491
OPENLANE, Inc.(a)(b)(c)	6,187,179	178,067,012
Pitney Bowes, Inc.	7,476,812	85,310,425
UniFirst Corp.(a)	872,668	145,901,363
Vestis Corp.	6,515,548	29,515,432

		1,610,438,135

Communications Equipment — 1.1%
Calix, Inc.(a)(b)	3,460,026	212,341,796
Digi International, Inc.(a)(b)(c)	2,157,625	78,667,007
Extreme Networks, Inc.(b)	5,660,423	116,887,735

Security	Shares	Value

Communications Equipment (continued)
Harmonic, Inc.(a)(b)(c)	6,704,634	$68,253,174
NetScout Systems, Inc.(a)(b)(c)	3,968,256	102,500,052
Viasat, Inc.(a)(b)(c)	7,814,213	228,956,441
Viavi Solutions, Inc.(a)(b)(c)	12,993,699	164,890,040

		972,496,245

Construction & Engineering — 2.7%
Arcosa, Inc.(a)(c)	2,854,408	267,486,574
Dycom Industries, Inc.(a)(b)(c)	1,683,345	491,132,737
Everus Construction Group, Inc.(a)(b)(c)	2,968,625	254,559,594
Granite Construction, Inc.(a)	2,548,322	279,423,507
MYR Group, Inc.(a)(b)(c)	903,473	187,949,488
Sterling Infrastructure, Inc.(a)(b)(c)	1,770,343	601,350,110
WillScot Holdings Corp., Class A(a)	10,596,900	223,700,559

		2,305,602,569

Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,793,378	100,016,691
Encore Capital Group, Inc.(a)(b)(c)	1,337,724	55,836,600
Enova International, Inc.(a)(b)(c)	1,455,816	167,549,863
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,367,359	64,114,515
Navient Corp.	3,988,664	52,450,932
PRA Group, Inc.(a)(b)	2,271,809	35,076,731
PROG Holdings, Inc.(a)	2,298,413	74,376,645
World Acceptance Corp.(b)(c)	185,697	31,408,791

		580,830,768

Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	1,974,295	78,596,684
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,111,655	123,172,836
Grocery Outlet Holding Corp.(a)(b)(c)	5,716,765	91,754,078
PriceSmart, Inc.	1,475,742	178,845,173
United Natural Foods, Inc.(a)(b)(c)	3,528,263	132,733,254

		605,102,025

Containers & Packaging — 0.5%
O-I Glass, Inc.(a)(b)(c)	8,972,812	116,377,372
Sealed Air Corp.(a)	8,544,120	302,034,642

		418,412,014

Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(a)(b)(c)	2,092,605	323,202,842
Frontdoor, Inc.(a)(b)(c)	4,239,782	285,294,931
Matthews International Corp., Class A(a)	1,790,235	43,466,906
Mister Car Wash, Inc.(b)(c)	5,716,810	30,470,597
Perdoceo Education Corp.(a)	3,553,261	133,815,809
Strategic Education, Inc.(a)	1,377,738	118,499,245
Stride, Inc.(a)(b)(c)	2,505,436	373,159,638

		1,307,909,968

Diversified REITs — 0.7%
Alexander & Baldwin, Inc.(a)	4,228,687	76,919,817
American Assets Trust, Inc.	2,745,439	55,787,320
Armada Hoffler Properties, Inc.(a)	4,770,585	33,441,801
Essential Properties Realty Trust, Inc.(a)	11,531,474	343,176,666
Global Net Lease, Inc.	8,657,260	70,383,524

		579,709,128

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.(a)	2,768,824	106,184,400
Lumen Technologies, Inc.(b)	47,061,267	288,014,954
Uniti Group, Inc.(b)(c)	10,401,910	63,659,689

		457,859,043

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 0.4%
MGE Energy, Inc.(a)	2,126,841	$179,037,475
Otter Tail Corp.(a)	2,443,954	200,330,909

		379,368,384

Electrical Equipment — 0.5%
Powell Industries, Inc.(c)	547,911	167,008,752
Sunrun, Inc.(a)(b)(c)	13,454,071	232,620,888
Vicor Corp.(b)(c)	1,330,793	66,167,028

		465,796,668

Electronic Equipment, Instruments & Components — 4.4%
Advanced Energy Industries, Inc.(a)(c)	2,191,446	372,852,622
Arlo Technologies, Inc.(a)(b)(c)	6,154,930	104,326,063
Badger Meter, Inc.(a)(c)	1,715,073	306,277,736
Benchmark Electronics, Inc.(a)	2,087,195	80,461,367
CTS Corp.(a)	1,713,390	68,432,797
ePlus, Inc.(a)	1,535,570	109,040,826
Insight Enterprises, Inc.(a)(b)(c)	1,835,163	208,125,836
Itron, Inc.(a)(b)(c)	2,660,724	331,419,781
Knowles Corp.(a)(b)(c)	5,002,402	116,605,991
Mirion Technologies, Inc., Class A(a)(b)(c)	14,269,859	331,916,920
OSI Systems, Inc.(a)(b)(c)	918,500	228,926,940
PC Connection, Inc.	664,241	41,176,300
Plexus Corp.(a)(b)(c)	1,571,849	227,430,832
Ralliant Corp.(a)	6,561,335	286,927,180
Rogers Corp.(a)(b)(c)	979,560	78,815,398
Sanmina Corp.(a)(b)(c)	3,101,038	356,960,484
ScanSource, Inc.(a)(b)(c)	1,208,559	53,164,510
TTM Technologies, Inc.(a)(b)(c)	6,026,187	347,108,371
Vishay Intertechnology, Inc.(a)	7,192,842	110,050,483

		3,760,020,437

Energy Equipment & Services — 1.9%
Archrock, Inc.(a)	10,232,807	269,225,152
Atlas Energy Solutions, Inc.	4,466,756	50,787,016
Bristow Group, Inc.(a)(b)(c)	1,473,209	53,153,381
Cactus, Inc., Class A(a)	3,991,303	157,536,729
Core Laboratories, Inc.(a)(c)	2,779,152	34,350,319
Helix Energy Solutions Group, Inc.(a)(b)(c)	7,947,167	52,133,416
Helmerich & Payne, Inc.(a)	5,790,930	127,921,644
Innovex International, Inc.(b)(c)	2,304,646	42,728,137
Kodiak Gas Services, Inc.	3,824,559	141,393,946
Liberty Energy, Inc., Class A(a)	9,412,103	116,145,351
Noble Corp. PLC	4,584,165	129,640,186
Oceaneering International, Inc.(a)(b)(c)	5,833,375	144,551,032
Patterson-UTI Energy, Inc.(a)	20,369,429	105,513,642
RPC, Inc.	5,034,049	23,962,073
Tidewater, Inc.(a)(b)(c)	2,673,544	142,580,102

		1,591,622,126

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(c)	5,985,384	167,710,460
Madison Square Garden Sports Corp., Class A(a)(b)(c)	1,043,471	236,867,917

		404,578,377

Financial Services — 2.6%
Enact Holdings, Inc.	1,717,463	65,847,531
EVERTEC, Inc.(a)	3,725,578	125,850,025
HA Sustainable Infrastructure Capital, Inc.(a)	7,223,034	221,747,144
Jackson Financial, Inc., Class A	1,620,247	164,017,604
Mr. Cooper Group, Inc.(a)	3,708,672	781,750,971
NCR Atleos Corp.(a)(b)(c)	4,282,936	168,362,214
NMI Holdings, Inc., Class A(a)(b)	4,515,022	173,105,943
Payoneer Global, Inc.(b)	16,491,619	99,774,295

Security	Shares	Value

Financial Services (continued)
Radian Group, Inc.	6,618,430	$239,719,535
Walker & Dunlop, Inc.(a)	1,982,923	165,812,021

		2,205,987,283

Food Products — 1.0%
Cal-Maine Foods, Inc.(a)	2,653,181	249,664,332
Fresh Del Monte Produce, Inc.	1,924,188	66,807,807
Freshpet, Inc.(a)(b)(c)	2,839,483	156,483,908
J & J Snack Foods Corp.	905,166	86,977,401
John B Sanfilippo & Son, Inc.(a)	545,238	35,047,899
Simply Good Foods Co. (The)(a)(b)(c)	5,384,589	133,645,499
Tootsie Roll Industries, Inc.	1,142,432	47,890,749
TreeHouse Foods, Inc.(a)(b)(c)	2,583,725	52,217,082

		828,734,677

Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,370,309	184,566,919
MDU Resources Group, Inc.(a)	11,897,413	211,892,926
Northwest Natural Holding Co.(a)	2,398,184	107,750,407

		504,210,252

Ground Transportation — 0.6%
ArcBest Corp.(a)(c)	1,320,855	92,288,139
Heartland Express, Inc.	2,588,910	21,695,066
Hertz Global Holdings, Inc.(b)(c)	7,361,041	50,055,079
Marten Transport Ltd.	3,443,445	36,707,124
RXO, Inc.(a)(b)(c)	9,544,706	146,797,578
Schneider National, Inc., Class B	2,895,208	61,262,601
Werner Enterprises, Inc.(a)	3,477,228	91,520,641

		500,326,228

Health Care Equipment & Supplies — 3.0%
Artivion, Inc.(a)(b)(c)	2,413,127	102,171,797
Avanos Medical, Inc.(a)(b)	2,752,279	31,816,345
CONMED Corp.(a)	1,799,085	84,610,968
Embecta Corp.(a)	3,400,246	47,977,471
Enovis Corp.(a)(b)(c)	3,321,894	100,786,264
Glaukos Corp.(a)(b)	3,337,754	272,193,839
ICU Medical, Inc.(a)(b)(c)	1,436,774	172,355,409
Inspire Medical Systems, Inc.(a)(b)(c)	1,563,946	116,044,793
Integer Holdings Corp.(a)(b)(c)	2,039,894	210,782,247
Integra LifeSciences Holdings Corp.(a)(b)(c)	3,895,237	55,818,746
LeMaitre Vascular, Inc.(a)	1,223,238	107,045,557
Merit Medical Systems, Inc.(a)(b)(c)	3,446,508	286,852,861
Neogen Corp.(a)(b)(c)	12,625,416	72,091,125
Omnicell, Inc.(a)(b)(c)	2,669,774	81,294,618
QuidelOrtho Corp.(a)(b)(c)	3,952,310	116,395,529
STAAR Surgical Co.(a)(b)(c)	2,880,196	77,390,867
Tandem Diabetes Care, Inc.(a)(b)(c)	3,967,242	48,162,318
Teleflex, Inc.(a)	2,571,982	314,707,718
TransMedics Group, Inc.(a)(b)(c)	1,984,051	222,610,522
UFP Technologies, Inc.(a)(b)(c)	448,138	89,448,345

		2,610,557,339

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)(b)(c)	5,377,885	133,156,433
AdaptHealth Corp.(b)(c)	6,256,366	55,994,476
Addus HomeCare Corp.(a)(b)(c)	1,055,502	124,538,681
AMN Healthcare Services, Inc.(a)(b)(c)	2,278,162	44,105,216
Astrana Health, Inc.(b)(c)	2,460,891	69,766,260
Concentra Group Holdings Parent, Inc.(a)	6,938,782	145,228,707
CorVel Corp.(b)	1,822,033	141,061,795
National HealthCare Corp.	722,858	87,834,476
NeoGenomics, Inc.(a)(b)(c)	7,509,291	57,971,727
Pediatrix Medical Group, Inc.(a)(b)(c)	5,010,118	83,919,476

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Premier, Inc., Class A(a)	4,785,017	$133,023,473
Privia Health Group, Inc.(a)(b)(c)	6,714,982	167,203,052
Progyny, Inc.(a)(b)(c)	4,658,767	100,256,666
RadNet, Inc.(b)(c)	3,513,849	267,790,432
Select Medical Holdings Corp.(a)	6,413,824	82,353,500
U.S. Physical Therapy, Inc.(a)	883,755	75,074,987

		1,769,279,357

Health Care REITs — 0.8%
CareTrust REIT, Inc.(a)	12,820,965	444,631,066
LTC Properties, Inc.(a)	2,669,410	98,394,453
Medical Properties Trust, Inc.(c)	28,692,726	145,472,121
Universal Health Realty Income Trust(a)	758,449	29,708,447

		718,206,087

Health Care Technology — 0.5%
Certara, Inc.(b)(c)	7,001,851	85,562,619
HealthStream, Inc.	1,378,659	38,933,330
Schrodinger, Inc.(a)(b)(c)	3,311,750	66,433,705
Waystar Holding Corp.(b)(c)	6,692,277	253,771,144

		444,700,798

Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	12,828,166	154,066,274
DiamondRock Hospitality Co.(a)	11,941,678	95,055,757
Pebblebrook Hotel Trust(a)(c)	6,891,817	78,497,796
Ryman Hospitality Properties, Inc.(a)	3,666,506	328,482,273
Summit Hotel Properties, Inc.(a)	6,156,190	33,797,483
Sunstone Hotel Investors, Inc.(a)	11,065,750	103,686,077
Xenia Hotels & Resorts, Inc.(a)	5,566,967	76,378,787

		869,964,447

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)(b)(c)	1,316,072	40,179,678
Bloomin’ Brands, Inc.(a)	4,508,525	32,326,124
Brinker International, Inc.(a)(b)(c)	2,586,968	327,717,106
Caesars Entertainment, Inc.(b)(c)	2,598,192	70,216,139
Cheesecake Factory, Inc. (The)(a)(c)	2,667,487	145,751,490
Cracker Barrel Old Country Store, Inc.(a)(c)	1,294,466	57,034,172
Dave & Buster’s Entertainment, Inc.(b)(c)	1,567,995	28,474,789
Golden Entertainment, Inc.	1,180,005	27,824,518
Monarch Casino & Resort, Inc.	721,987	76,415,104
Papa John’s International, Inc.(a)	1,903,910	91,673,266
Penn Entertainment, Inc.(a)(b)(c)	8,177,536	157,499,343
Pursuit Attractions & Hospitality, Inc.(b)	1,278,116	46,242,237
Sabre Corp.(a)(b)(c)	23,073,258	42,224,062
Shake Shack, Inc., Class A(a)(b)(c)	2,342,455	219,277,213
Six Flags Entertainment Corp.(a)(b)(c)	5,885,467	133,717,810
United Parks & Resorts, Inc.(b)(c)	1,598,759	82,655,840
Wendy’s Co. (The)	9,192,913	84,207,083

		1,663,435,974

Household Durables — 2.7%
Cavco Industries, Inc.(a)(b)(c)	460,814	267,608,514
Century Communities, Inc.(a)	1,500,681	95,098,155
Champion Homes, Inc.(a)(b)(c)	3,289,369	251,209,111
Dream Finders Homes, Inc., Class A(b)(c)	1,705,806	44,214,492
Ethan Allen Interiors, Inc.(a)	1,347,043	39,683,887
Green Brick Partners, Inc.(b)(c)	1,775,673	131,151,208
Helen of Troy Ltd.(a)(b)(c)	1,366,363	34,432,348
Installed Building Products, Inc.(c)	1,327,904	327,540,801
La-Z-Boy, Inc.(a)	2,400,150	82,373,148
Leggett & Platt, Inc.(a)	7,867,361	69,862,166
LGI Homes, Inc.(a)(b)(c)	1,179,453	60,989,515
M/I Homes, Inc.(a)(b)(c)	1,535,968	221,855,218

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.(a)	4,141,225	$299,948,927
Newell Brands, Inc.(a)	24,399,724	127,854,554
Sonos, Inc.(a)(b)	7,024,947	110,994,163
Tri Pointe Homes, Inc.(a)(b)(c)	5,093,168	173,014,917

		2,337,831,124

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	512,995	16,749,287
Central Garden & Pet Co., Class A, NVS(a)(b)	2,946,131	86,999,248
Energizer Holdings, Inc.(a)	3,531,187	87,891,244
Reynolds Consumer Products, Inc.	3,179,882	77,811,713
WD-40 Co.(a)	787,727	155,654,855

		425,106,347

Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A(a)	2,069,197	55,723,475
Clearway Energy, Inc., Class C(a)	4,847,463	136,940,830

		192,664,305

Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	1,633,027	87,497,587
LXP Industrial Trust(a)	17,215,828	154,253,819
Terreno Realty Corp.(a)	6,012,042	341,183,383

		582,934,789

Insurance — 2.3%
AMERISAFE, Inc.(a)	1,103,402	48,373,144
Assured Guaranty Ltd.(a)	2,609,753	220,915,591
Employers Holdings, Inc.(a)	1,365,136	57,990,977
Genworth Financial, Inc., Class A(a)(b)(c)	23,779,551	211,638,004
Goosehead Insurance, Inc., Class A(a)	1,490,736	110,940,573
HCI Group, Inc.(c)	625,547	120,061,236
Horace Mann Educators Corp.(a)	2,368,455	106,983,112
Lincoln National Corp.	8,547,054	344,702,688
Mercury General Corp.	1,548,159	131,252,920
Palomar Holdings, Inc.(a)(b)(c)	1,558,827	181,993,052
ProAssurance Corp.(a)(b)(c)	2,988,513	71,694,427
Safety Insurance Group, Inc.(a)	865,799	61,203,331
SiriusPoint Ltd.(b)	4,936,263	89,296,998
Stewart Information Services Corp.(a)	1,630,420	119,542,394
Trupanion, Inc.(b)(c)	1,954,675	84,598,334
United Fire Group, Inc.	1,272,413	38,706,803

		1,999,893,584

Interactive Media & Services — 0.9%
Angi, Inc., Class A(b)(c)	2,139,814	34,793,376
Cargurus, Inc., Class A(a)(b)(c)	4,949,737	184,278,709
Cars.com, Inc.(a)(b)(c)	3,322,398	40,599,704
IAC, Inc.(a)(b)	3,939,496	134,218,629
QuinStreet, Inc.(a)(b)	3,310,978	51,220,830
Shutterstock, Inc.	1,447,775	30,186,109
TripAdvisor, Inc.(a)(b)(c)	6,762,176	109,952,982
Yelp, Inc.(a)(b)(c)	3,481,516	108,623,299
Ziff Davis, Inc.(a)(b)(c)	2,383,072	90,795,043

		784,668,681

IT Services — 0.4%
DigitalOcean Holdings, Inc.(b)(c)	3,974,427	135,766,426
DXC Technology Co.(a)(b)(c)	10,419,761	142,021,342
Grid Dynamics Holdings, Inc., Class A(b)(c)	3,723,667	28,709,473

		306,497,241

Leisure Products — 0.3%
Acushnet Holdings Corp.(c)	1,604,671	125,950,627

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co., Inc.(a)	939,663	$40,847,151
Topgolf Callaway Brands Corp.(b)(c)	8,149,181	77,417,220

		244,214,998

Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)(b)(c)	2,371,400	68,106,608
BioLife Solutions, Inc.(b)(c)	2,208,135	56,329,524
Cytek Biosciences, Inc.(b)(c)	6,142,106	21,313,108
Fortrea Holdings, Inc.(a)(b)(c)	5,386,331	45,352,907
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5

		191,102,157

Machinery — 5.0%
Alamo Group, Inc.(a)	618,572	118,085,395
Albany International Corp., Class A(a)	1,714,472	91,381,358
Astec Industries, Inc.(a)	1,329,717	63,999,279
Enerpac Tool Group Corp., Class A(a)	3,134,360	128,508,760
Enpro, Inc.(a)(c)	1,225,323	276,922,998
ESCO Technologies, Inc.(a)(c)	1,502,982	317,294,530
Federal Signal Corp.(a)(c)	3,537,954	420,981,146
Franklin Electric Co., Inc.(a)	2,226,606	211,972,891
Gates Industrial Corp. PLC(a)(b)(c)	14,990,941	372,075,156
Greenbrier Cos., Inc. (The)(a)	1,800,454	83,126,961
Hillenbrand, Inc.(a)	4,096,171	110,760,464
JBT Marel Corp.(a)(c)	3,024,544	424,797,205
Kadant, Inc.(a)(c)	685,428	203,969,664
Kennametal, Inc.(a)	4,418,324	92,475,521
Lindsay Corp.(a)	631,284	88,733,279
Mueller Water Products, Inc., Class A(a)	9,096,440	232,141,149
Proto Labs, Inc.(a)(b)(c)	1,409,235	70,504,027
SPX Technologies, Inc.(a)(b)	2,874,744	536,944,684
Standex International Corp.(a)(c)	702,474	148,854,241
Tennant Co.(a)	1,073,416	87,011,101
Titan International, Inc.(b)(c)	2,881,488	21,784,049
Trinity Industries, Inc.(a)	4,706,477	131,969,615
Worthington Enterprises, Inc.	1,834,957	101,821,764

		4,336,115,237

Marine Transportation — 0.2%
Matson, Inc.(a)	1,850,178	182,409,049

Media — 0.6%
Cable One, Inc.	273,574	48,436,277
DoubleVerify Holdings, Inc.(b)(c)	7,912,653	94,793,583
John Wiley & Sons, Inc., Class A(a)	2,422,125	98,023,399
Scholastic Corp., NVS(a)	1,312,425	35,934,197
TEGNA, Inc.(a)	9,363,385	190,357,617
Thryv Holdings, Inc.(a)(b)(c)	2,446,935	29,510,036

		497,055,109

Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.(b)	637,253	104,566,845
Century Aluminum Co.(b)(c)	3,110,305	91,318,555
Hecla Mining Co.(a)(c)	38,481,253	465,623,161
Kaiser Aluminum Corp.(a)	931,592	71,881,639
Materion Corp.(a)	1,206,512	145,758,715
Metallus, Inc.(a)(b)(c)	2,091,367	34,570,297
SunCoke Energy, Inc.(a)	5,037,938	41,109,574
Warrior Met Coal, Inc.(c)	2,470,246	157,206,455
Worthington Steel, Inc.	1,892,666	57,518,120

		1,169,553,361

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Adamas Trust, Inc.(a)	4,883,415	34,037,403
Apollo Commercial Real Estate Finance, Inc.(a)	7,604,543	77,034,021

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc.(a)(c)	10,206,812	$124,625,175
ARMOUR Residential REIT, Inc.(a)	6,559,275	97,995,568
Blackstone Mortgage Trust, Inc., Class A(a)	9,281,368	170,869,985
Ellington Financial, Inc.(a)	5,825,299	75,612,381
Franklin BSP Realty Trust, Inc.(a)	4,783,225	51,945,824
KKR Real Estate Finance Trust, Inc.	3,169,277	28,523,493
PennyMac Mortgage Investment Trust(a)	5,058,447	62,016,560
Ready Capital Corp.(a)	8,980,860	34,755,928
Redwood Trust, Inc.(a)	7,513,187	43,501,353
Two Harbors Investment Corp.(a)	6,053,532	59,748,361

		860,666,052

Multi-Utilities — 0.3%
Avista Corp.(a)	4,720,898	178,497,153
Unitil Corp.(a)	1,028,250	49,212,045

		227,709,198

Office REITs — 0.9%
Brandywine Realty Trust(a)	10,293,948	42,925,763
Douglas Emmett, Inc.	8,150,864	126,908,952
Easterly Government Properties, Inc.(a)	2,504,464	57,427,360
Highwoods Properties, Inc.(a)	6,290,030	200,148,755
JBG SMITH Properties(a)	3,576,139	79,569,093
SL Green Realty Corp.(a)	4,133,498	247,224,515

		754,204,438

Oil, Gas & Consumable Fuels — 2.4%
California Resources Corp.(a)	4,237,112	225,329,616
Comstock Resources, Inc.(b)	4,599,102	91,200,193
Core Natural Resources, Inc.(a)(c)	2,995,707	250,081,620
Crescent Energy Co., Class A	10,933,464	97,526,499
CVR Energy, Inc.	1,753,220	63,957,466
Dorian LPG Ltd.(a)	2,157,008	64,278,838
International Seaways, Inc.	2,352,484	108,402,463
Kinetik Holdings, Inc., Class A	2,536,525	108,411,078
Magnolia Oil & Gas Corp., Class A(a)	10,783,965	257,413,245
Northern Oil & Gas, Inc.(a)	5,653,853	140,215,554
Par Pacific Holdings, Inc.(b)(c)	2,475,782	87,692,198
Peabody Energy Corp.(a)	7,077,490	187,695,035
REX American Resources Corp.(b)(c)	1,646,873	50,427,251
SM Energy Co.(a)	6,690,644	167,065,381
Talos Energy, Inc.(b)(c)	7,524,119	72,156,301
Vital Energy, Inc.(b)(c)	1,694,688	28,623,280
World Kinect Corp.(a)	3,237,793	84,020,728

		2,084,496,746

Paper & Forest Products — 0.1%
Sylvamo Corp.	1,976,787	87,413,521

Passenger Airlines — 0.5%
Allegiant Travel Co.(b)	783,970	47,641,857
JetBlue Airways Corp.(b)(c)	16,958,943	83,438,000
SkyWest, Inc.(a)(b)	2,350,007	236,457,704
Sun Country Airlines Holdings, Inc.(a)(b)(c)	3,099,842	36,609,134

		404,146,695

Personal Care Products — 0.2%
Edgewell Personal Care Co.(a)	2,701,254	54,997,531
Interparfums, Inc.	1,070,264	105,292,572
USANA Health Sciences, Inc.(b)(c)	659,115	18,158,618

		178,448,721

Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(b)(c)	2,081,288	55,466,325
ANI Pharmaceuticals, Inc.(b)(c)	1,008,757	92,402,141
Collegium Pharmaceutical, Inc.(a)(b)(c)	1,831,187	64,073,233

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(a)(b)(c)	5,457,832	$453,600,418
Harmony Biosciences Holdings, Inc.(b)(c)	2,311,008	63,691,380
Innoviva, Inc.(a)(b)	3,480,127	63,512,318
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,143,998	202,647,806
Organon & Co.(a)	15,130,959	161,598,642
Pacira BioSciences, Inc.(a)(b)(c)	2,611,836	67,307,014
Phibro Animal Health Corp., Class A(a)	1,200,022	48,552,890
Prestige Consumer Healthcare, Inc.(a)(b)(c)	2,864,388	178,737,811
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,263,788	155,976,429

		1,607,566,407

Professional Services — 1.3%
Amentum Holdings, Inc.(b)(c)	8,945,246	214,238,642
CSG Systems International, Inc.(a)	1,596,853	102,805,396
Heidrick & Struggles International, Inc.(a)	1,205,417	59,993,604
Korn Ferry(a)	3,062,323	214,301,364
ManpowerGroup, Inc.(a)	2,690,260	101,960,854
Robert Half, Inc.(a)	5,819,132	197,734,105
Verra Mobility Corp., Class A(a)(b)(c)	9,299,118	229,688,215

		1,120,722,180

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(b)(c)	9,772,752	155,582,212
eXp World Holdings, Inc.(c)	5,092,854	54,289,824
Kennedy-Wilson Holdings, Inc.(a)	7,050,684	58,661,691
Marcus & Millichap, Inc.	1,457,152	42,767,411
St. Joe Co. (The)	2,326,964	115,138,179

		426,439,317

Residential REITs — 0.3%
Centerspace(a)	974,153	57,377,612
Elme Communities(a)	5,138,834	86,640,741
NexPoint Residential Trust, Inc.(a)	1,268,241	40,862,725
Veris Residential, Inc.(a)	4,720,697	71,754,594

		256,635,672

Retail REITs — 1.5%
Acadia Realty Trust(a)	7,625,477	153,653,362
Curbline Properties Corp.(a)	5,634,198	125,642,615
Getty Realty Corp.(a)	3,024,045	81,135,127
Macerich Co. (The)(a)	14,710,167	267,725,039
Phillips Edison & Co., Inc.(a)	7,309,941	250,950,275
Saul Centers, Inc.	728,878	23,229,342
SITE Centers Corp.	2,516,603	22,674,593
Tanger, Inc.(a)	6,586,838	222,898,598
Urban Edge Properties(a)	7,321,824	149,877,737
Whitestone REIT(a)	2,673,912	32,835,639

		1,330,622,327

Semiconductors & Semiconductor Equipment — 3.7%
ACM Research, Inc., Class A(a)(b)(c)	3,062,058	119,818,330
Alpha & Omega Semiconductor Ltd.(b)(c)	1,452,330	40,607,147
Axcelis Technologies, Inc.(a)(b)(c)	1,828,671	178,551,436
CEVA, Inc.(a)(b)(c)	1,423,356	37,590,832
Cohu, Inc.(a)(b)(c)	2,756,610	56,041,881
Diodes, Inc.(a)(b)(c)	2,703,429	143,849,457
Enphase Energy, Inc.(a)(b)(c)	7,609,637	269,305,053
FormFactor, Inc.(a)(b)(c)	4,488,281	163,463,194
Ichor Holdings Ltd.(a)(b)(c)	2,030,475	35,573,922
Impinj, Inc.(a)(b)(c)	1,506,790	272,352,292
Kulicke & Soffa Industries, Inc.(a)	3,030,291	123,151,026
MaxLinear, Inc.(a)(b)(c)	4,765,057	76,622,117
PDF Solutions, Inc.(b)(c)	1,863,619	48,118,643
Penguin Solutions, Inc.(a)(b)(c)	2,771,679	72,839,724
Photronics, Inc.(a)(b)	3,496,033	80,233,957

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.(a)(b)(c)	4,906,933	$446,923,458
Semtech Corp.(a)(b)(c)	5,042,145	360,261,260
SiTime Corp.(b)(c)	1,271,232	383,034,914
SolarEdge Technologies, Inc.(a)(b)(c)	3,450,412	127,665,244
Ultra Clean Holdings, Inc.(a)(b)	2,676,436	72,932,881
Veeco Instruments, Inc.(a)(b)(c)	3,496,404	106,395,574

		3,215,332,342

Software — 4.2%
A10 Networks, Inc.(a)	4,193,842	76,118,232
ACI Worldwide, Inc.(a)(b)	6,005,683	316,919,892
Adeia, Inc.(a)	6,437,726	108,153,797
Agilysys, Inc.(a)(b)(c)	1,476,734	155,426,253
Alarm.com Holdings, Inc.(a)(b)	2,904,662	154,179,459
BlackLine, Inc.(b)(c)	3,025,752	160,667,431
Box, Inc., Class A(a)(b)(c)	8,428,021	271,972,238
Cleanspark, Inc.(a)(b)(c)	16,389,887	237,653,361
Clear Secure, Inc., Class A(a)	5,049,090	168,538,624
InterDigital, Inc.(a)	1,501,592	518,394,606
LiveRamp Holdings, Inc.(a)(b)(c)	3,821,781	103,723,136
MARA Holdings, Inc.(a)(b)(c)	21,559,955	393,684,778
N-able, Inc.(b)(c)	4,275,869	33,351,778
NCR Voyix Corp.(a)(b)(c)	8,033,587	100,821,517
Progress Software Corp.(a)	2,505,238	110,055,105
Q2 Holdings, Inc.(a)(b)(c)	3,634,096	263,072,209
Sprinklr, Inc., Class A(b)(c)	6,833,840	52,757,245
SPS Commerce, Inc.(a)(b)(c)	2,206,323	229,766,477
Teradata Corp.(a)(b)(c)	5,491,673	118,125,886

		3,573,382,024

Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	6,080,250	148,358,100
Millrose Properties, Inc., Class A	6,999,394	235,249,632
Outfront Media, Inc.(a)	8,467,816	155,130,389
Safehold, Inc.	2,731,903	42,317,177

		581,055,298

Specialty Retail — 3.1%
Academy Sports & Outdoors, Inc.(a)(c)	3,869,064	193,530,581
Advance Auto Parts, Inc.(a)	3,494,053	214,534,854
American Eagle Outfitters, Inc.(a)	9,378,804	160,471,336
Asbury Automotive Group, Inc.(a)(b)(c)	1,144,263	279,715,090
Boot Barn Holdings, Inc.(a)(b)(c)	1,778,325	294,704,019
Buckle, Inc. (The)	1,750,413	102,679,227
Caleres, Inc.(a)	2,029,110	26,459,594
Group 1 Automotive, Inc.(a)(c)	737,900	322,838,629
Guess?, Inc.	1,784,307	29,815,770
MarineMax, Inc.(a)(b)(c)	1,124,654	28,487,486
Monro, Inc.(a)	1,775,319	31,902,482
National Vision Holdings, Inc.(a)(b)(c)	4,602,296	134,341,020
Sally Beauty Holdings, Inc.(a)(b)(c)	5,750,663	93,620,794
Shoe Carnival, Inc.(c)	1,062,985	22,099,458
Signet Jewelers Ltd.(a)	2,394,957	229,724,275
Sonic Automotive, Inc., Class A	861,104	65,521,403
Upbound Group, Inc.(a)	3,062,359	72,363,543
Urban Outfitters, Inc.(b)(c)	3,130,341	223,600,258
Victoria’s Secret & Co.(a)(b)(c)	4,640,488	125,942,844

		2,652,352,663

Technology Hardware, Storage & Peripherals — 1.1%
Corsair Gaming, Inc.(b)(c)	2,709,545	24,169,141
Sandisk Corp.(a)(b)(c)	8,033,095	901,313,259

		925,482,400

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.(a)	2,117,790	$59,764,034
G-III Apparel Group Ltd.(a)(b)(c)	2,215,398	58,951,741
Hanesbrands, Inc.(a)(b)(c)	20,597,297	135,736,187
Kontoor Brands, Inc.(a)	2,975,683	237,370,233
Oxford Industries, Inc.(a)	832,200	33,737,388
Steven Madden Ltd.(a)	4,229,672	141,609,419
Wolverine World Wide, Inc.(a)	4,730,040	129,792,298

		796,961,300

Tobacco — 0.1%
Universal Corp.(a)	1,465,298	81,866,199

Trading Companies & Distributors — 1.1%
Air Lease Corp., Class A(a)	6,114,247	389,171,822
Boise Cascade Co.(a)	2,173,127	168,026,180
DNOW, Inc.(a)(b)(c)	6,258,934	95,448,743
DXP Enterprises, Inc.(b)(c)	738,823	87,971,655
Rush Enterprises, Inc., Class A(a)	3,568,957	190,832,131

		931,450,531

Water Utilities — 0.5%
American States Water Co.(a)	2,241,360	164,336,515
California Water Service Group(a)	3,467,836	159,138,994
H2O America(a)	1,907,278	92,884,439
Middlesex Water Co.(a)	1,066,534	57,720,820

		474,080,768

Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,339,514	37,276,425
Shenandoah Telecommunications Co.	2,649,140	35,551,459
Telephone & Data Systems, Inc.(a)	5,731,001	224,884,479

		297,712,363

Total Long-Term Investments — 98.1% (Cost: $70,960,036,442)		84,248,134,240

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(e)(f)	4,750,447,402	$4,752,822,625
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(a)(e)	1,490,989,177	1,490,989,177

Total Short-Term Securities — 7.3% (Cost: $6,241,349,586)		6,243,811,802

Total Investments — 105.4% (Cost: $77,201,386,028)		90,491,946,042

Liabilities in Excess of Other Assets — (5.4)%		(4,622,719,290)

Net Assets — 100.0%		$85,869,226,752

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
A10 Networks, Inc.	$74,448,096	$4,412,565	$(10,626,859)	$1,280,067	$6,604,363	$76,118,232	4,193,842	$522,680	$—
AAR Corp.	122,545,761	10,031,700	(17,898,814)	5,367,189	64,856,394	184,902,230	2,062,030	—	—
ABM Industries, Inc.	182,160,436	10,808,179	(21,050,193)	3,489,904	(8,287,064)	167,121,262	3,623,618	2,000,278	—
Academy Sports & Outdoors, Inc.	195,720,765	11,724,885	(29,981,066)	3,600,939	12,465,058	193,530,581	3,869,064	1,053,569	—
Acadia Healthcare Co., Inc.	—	119,193,743	(76,528)	2,772	14,036,446	133,156,433	5,377,885	—	—
Acadia Realty Trust	155,006,452	21,791,418	(17,703,314)	251,395	(5,692,589)	153,653,362	7,625,477	3,084,608	—
ACI Worldwide, Inc.	354,852,507	17,676,137	(41,436,348)	11,537,179	(25,709,583)	316,919,892	6,005,683	—	—
ACM Research, Inc., Class A	—	116,288,326	(26,710)	(45)	3,556,759	119,818,330	3,062,058	—	—
Adamas Trust, Inc.(a)	37,018,136	1,944,485	(7,670,160)	(8,522,211)	11,267,153	34,037,403	4,883,415	2,209,993	—
Addus HomeCare Corp.	109,641,123	8,518,916	(14,118,560)	2,468,408	18,028,794	124,538,681	1,055,502	—	—
Adeia, Inc.	89,399,483	—	(4,419,113)	(2,257,174)	25,430,601	108,153,797	6,437,726	657,930	—
Adient PLC	66,733,909	4,231,708	(13,725,304)	(898,936)	57,297,754	113,639,131	4,719,233	—	—
ADMA Biologics, Inc.	290,013,244	17,882,573	(31,570,858)	(1,195,189)	(71,522,806)	203,606,964	13,888,606	—	—

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Adtalem Global Education, Inc.	$231,904,953	$15,378,505	$(41,455,145)	$19,301,195	$98,073,334	$323,202,842	2,092,605	$—	$—
Advance Auto Parts, Inc.	143,868,861	12,903,737	(20,502,025)	(2,161,135)	80,425,416	214,534,854	3,494,053	1,801,394	—
Advanced Energy Industries, Inc.	222,030,840	17,560,008	(35,137,833)	13,307,846	155,091,761	372,852,622	2,191,446	449,802	—
AdvanSix, Inc.	38,126,904	1,907,256	(3,803,697)	(51,097)	(5,272,026)	30,907,340	1,594,806	516,879	—
AeroVironment, Inc.(b)	206,388,689	66,811,162	(549,150,435)	337,755,163	(61,804,579)	—	—	—	—
Agilysys, Inc.(c)	N/A	23,977,712	(13,452,526)	9,250,710	74,874,092	155,426,253	1,476,734	—	—
Air Lease Corp., Class A	309,431,057	22,007,018	(36,995,329)	3,415,950	91,313,126	389,171,822	6,114,247	2,730,315	—
Alamo Group, Inc.	114,285,360	9,659,456	(13,845,285)	5,615,088	2,370,776	118,085,395	618,572	376,810	—
Alarm.com Holdings, Inc.	170,088,771	10,693,685	(18,963,342)	600,783	(8,240,438)	154,179,459	2,904,662	—	—
Albany International Corp., Class A	133,618,152	6,252,877	(20,016,434)	(3,025,350)	(25,447,887)	91,381,358	1,714,472	992,200	—
Alexander & Baldwin, Inc.	77,373,727	2,361,540	(6,975,582)	(1,118,181)	5,278,313	76,919,817	4,228,687	1,966,542	—
Alkermes PLC	332,037,101	20,993,456	(33,464,976)	449,059	(31,789,130)	288,225,510	9,607,517	—	—
Alpha & Omega Semiconductor Ltd.(d)	37,319,061	2,579,928	(3,482,639)	(734,435)	21,154,621	N/A	N/A	—	—
Alpha Metallurgical Resources, Inc.(d)	84,667,246	5,169,275	(10,571,159)	(3,446,865)	63,674,107	N/A	N/A	—	—
American Axle & Manufacturing Holdings, Inc.	30,177,524	2,322,518	(3,654,234)	(2,950,469)	16,432,310	42,327,649	7,042,870	—	—
American Eagle Outfitters, Inc.	125,601,045	6,953,270	(21,551,965)	(4,104,634)	53,573,620	160,471,336	9,378,804	2,515,037	—
American States Water Co.	184,398,697	13,642,652	(21,272,103)	3,548,394	(15,981,125)	164,336,515	2,241,360	2,215,824	—
American Woodmark Corp.	54,755,199	3,247,547	(8,583,435)	(1,305,936)	8,386,614	56,499,989	846,315	—	—
Ameris Bancorp	230,464,742	14,494,247	(31,545,737)	11,727,442	48,857,117	273,997,811	3,737,523	1,515,855	—
AMERISAFE, Inc.	61,860,178	4,194,843	(7,594,275)	(572,409)	(9,515,193)	48,373,144	1,103,402	885,016	—
AMN Healthcare Services, Inc.	57,577,935	3,181,545	(4,626,662)	(1,661,603)	(10,365,999)	44,105,216	2,278,162	—	—
Andersons, Inc. (The)	85,273,190	6,763,994	(7,021,771)	1,224,200	(7,642,929)	78,596,684	1,974,295	762,334	—
Apogee Enterprises, Inc.	62,881,856	3,340,579	(7,684,043)	(338,592)	(3,665,279)	54,534,521	1,251,653	681,998	—
Apollo Commercial Real Estate Finance, Inc.	75,593,497	4,717,715	(7,385,837)	(479,695)	4,588,341	77,034,021	7,604,543	3,808,959	—
Apple Hospitality REIT, Inc.	178,121,749	9,279,220	(20,755,771)	(3,972,092)	(8,606,832)	154,066,274	12,828,166	6,349,159	—
Arbor Realty Trust, Inc.	118,029,196	1,826,929	—	—	4,769,050	124,625,175	10,206,812	6,118,133	—
ArcBest Corp.	101,622,990	5,614,031	(13,590,699)	3,461,776	(4,819,959)	92,288,139	1,320,855	332,934	—
Archrock, Inc.	284,204,653	17,864,415	(31,992,077)	13,463,693	(14,315,532)	269,225,152	10,232,807	4,230,393	—
Arcosa, Inc.	232,607,724	15,382,546	(29,107,022)	13,712,922	34,890,404	267,486,574	2,854,408	294,960	—
Arlo Technologies, Inc.	61,230,420	8,470,130	(8,086,763)	4,139,967	38,572,309	104,326,063	6,154,930	—	—
Armada Hoffler Properties, Inc.	37,741,092	2,374,655	(4,081,231)	(1,379,114)	(1,213,601)	33,441,801	4,770,585	1,335,287	—
ARMOUR Residential REIT, Inc.	80,790,352	36,841,642	(8,287,667)	(628,771)	(10,719,988)	97,995,568	6,559,275	7,349,901	—
Armstrong World Industries, Inc.	379,726,543	24,755,427	(54,098,719)	13,761,307	129,308,265	493,452,823	2,517,488	1,610,827	—
Arrowhead Pharmaceuticals, Inc.	99,950,485	26,984,800	(13,831,728)	(2,569,095)	166,993,393	277,527,855	8,046,618	—	—
Artisan Partners Asset Management, Inc., Class A	170,631,188	7,419,198	(18,054,979)	960,786	17,052,249	178,008,442	4,101,577	5,959,360	—
Artivion, Inc.	57,334,644	10,958,844	(6,767,731)	2,427,256	38,218,784	102,171,797	2,413,127	—	—
Asbury Automotive Group, Inc.	267,481,629	16,920,887	(32,059,414)	15,329,935	12,042,053	279,715,090	1,144,263	—	—

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
Assured Guaranty Ltd.	$260,546,588	$14,168,446		$(43,450,207)	$17,221,510	$(27,570,746)	$220,915,591	2,609,753	$1,908,113		$—
Astec Industries, Inc.	48,566,163	3,524,788		(6,786,468)	39,828	18,654,968	63,999,279	1,329,717	356,069		—
Astrana Health, Inc.(d)	79,694,987	4,572,204		(7,625,327)	(3,130,972)	85,903,551	N/A	N/A	—		—
Atlantic Union Bankshares Corp.(c)	N/A	83,080,104		(9,831,882)	913,935	29,433,943	292,125,503	8,277,855	5,502,001		—
Avanos Medical, Inc.	40,716,474	2,316,260		(3,402,020)	(1,012,896)	(6,801,473)	31,816,345	2,752,279	—		—
Avista Corp.	205,006,992	15,129,475		(21,922,046)	7,570	(19,724,838)	178,497,153	4,720,898	4,684,964		—
Axcelis Technologies, Inc.	99,831,336	8,398,691		(21,926,850)	7,370,220	84,878,039	178,551,436	1,828,671	—		—
Axos Financial, Inc.	216,601,447	21,562,111		(24,491,598)	10,113,344	53,940,426	277,725,730	3,280,871	—		—
Azenta, Inc.	97,872,098	5,355,068		(19,072,277)	(7,018,531)	(9,029,750)	68,106,608	2,371,400	—		—
AZZ, Inc.	154,902,658	11,294,811		(21,076,165)	7,802,138	37,872,466	190,795,908	1,748,336	665,747		—
B&G Foods, Inc.(b)	34,295,260	1,579,029		(24,977,602)	(80,861,278)	69,964,591	—	—	903,482		—
Badger Meter, Inc.	346,008,246	23,451,299		(43,299,641)	20,845,321	(40,727,489)	306,277,736	1,715,073	1,299,780		—
Balchem Corp.	333,694,860	19,612,999		(38,745,230)	11,461,599	(42,583,697)	283,440,531	1,888,848	—		—
Banc of California, Inc.	121,022,849	7,344,365		(19,451,308)	(1,569,126)	18,941,537	126,288,317	7,630,714	1,585,557		—
Bancorp, Inc. (The)	156,115,093	9,085,371		(25,198,808)	10,255,180	50,496,593	200,753,429	2,680,644	—		—
Bank of Hawaii Corp.	169,667,235	3,977,610		(13,409,372)	3,848,953	(12,150,341)	151,934,085	2,314,657	3,346,162		—
BankUnited, Inc.	159,325,467	2,709,485		(11,716,946)	3,153,345	13,242,095	166,713,446	4,368,801	2,814,813		—
Banner Corp.	136,004,766	5,520,033		(13,271,229)	2,598,411	788,609	131,640,590	2,009,780	2,010,599		—
Beacon Financial Corp.(e)	69,333,758	70,046,682		(1,719,744)	(279,545)	(22,833,968)	114,547,183	4,831,176	956,694		—
Benchmark Electronics, Inc.	84,640,823	5,304,762		(10,503,956)	2,670,667	(1,650,929)	80,461,367	2,087,195	720,179		—
BGC Group, Inc., Class A	196,061,725	23,128,098		(24,342,461)	988,216	5,376,966	201,212,544	21,269,825	875,780		—
BJ’s Restaurants, Inc.	48,330,137	3,192,812		(7,007,409)	1,113,010	(5,448,872)	40,179,678	1,316,072	—		—
BlackLine, Inc.(d)	155,438,901	9,563,304		(18,836,087)	(2,574,321)	54,517,587	N/A	N/A	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,908,839,480	843,861,321	(f)	—	130,660	(8,836)	4,752,822,625	4,750,447,402	13,741,450	(g)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,215,109,656	275,879,521	(f)	—	—	—	1,490,989,177	1,490,989,177	21,034,820		—
Blackstone Mortgage Trust, Inc., Class A	212,213,860	11,515,700		(36,889,069)	(2,042,407)	(13,928,099)	170,869,985	9,281,368	9,096,750		—
Bloomin’ Brands, Inc.	33,473,260	2,542,935		(3,680,129)	(1,727,794)	1,717,852	32,326,124	4,508,525	1,354,955		—
Boise Cascade Co.	232,945,701	11,714,219		(29,022,782)	9,632,934	(57,243,892)	168,026,180	2,173,127	976,962		—
Boot Barn Holdings, Inc.	203,228,124	16,743,574		(33,035,690)	16,822,272	90,945,739	294,704,019	1,778,325	—		—
BorgWarner, Inc.	387,433,320	28,676,643		(62,936,399)	8,362,163	192,071,368	553,607,095	12,593,428	3,667,271		—
Box, Inc., Class A	274,226,095	19,264,843		(33,852,588)	1,748,490	10,585,398	271,972,238	8,428,021	—		—
Brady Corp., Class A	193,171,508	11,107,404		(24,518,938)	7,257,384	11,795,201	198,812,559	2,547,899	1,276,448		—
Brandywine Realty Trust	47,611,611	2,832,439		(4,324,884)	(452,494)	(2,740,909)	42,925,763	10,293,948	3,149,683		—
Brinker International, Inc.	409,297,560	24,849,534		(48,240,330)	26,515,608	(84,705,266)	327,717,106	2,586,968	—		—
Bristow Group, Inc.	48,069,844	3,327,310		(4,726,285)	1,320,905	5,161,607	53,153,381	1,473,209	—		—
Brookline Bancorp, Inc.(b)	60,105,881	3,274,335		(75,094,010)	92,008	11,621,786	—	—	1,443,724		—
Cable One, Inc.(d)	75,725,049	3,541,996		(5,928,641)	(3,326,377)	36,870,099	N/A	N/A	—		—
Cactus, Inc., Class A	188,895,586	15,202,068		(19,844,783)	(2,999,146)	(23,716,996)	157,536,729	3,991,303	1,090,518		—
Caleres, Inc.	35,823,737	2,176,685		(3,050,418)	(528,489)	(7,961,921)	26,459,594	2,029,110	283,222		—
California Resources Corp.(c)	N/A	17,604,727		(23,475,281)	(897,461)	32,652,492	225,329,616	4,237,112	3,257,433		—
California Water Service Group	178,730,802	9,845,198		(20,216,058)	754,453	(9,975,401)	159,138,994	3,467,836	2,148,004		—
Calix, Inc.	129,335,516	12,499,437		(20,167,942)	4,654,658	86,020,127	212,341,796	3,460,026	—		—
Cal-Maine Foods, Inc.	228,747,759	38,142,868		(25,167,979)	12,303,547	(4,361,863)	249,664,332	2,653,181	15,223,058		—
Capitol Federal Financial, Inc.	42,336,314	3,305,126		(5,943,171)	(1,256,896)	6,673,307	45,114,680	7,104,674	1,250,981		—
CareTrust REIT, Inc.	331,656,867	76,328,347		(33,710,244)	12,301,686	58,054,410	444,631,066	12,820,965	8,118,274		—
Cargurus, Inc., Class A	158,987,141	9,676,183		(25,564,622)	4,289,025	36,890,982	184,278,709	4,949,737	—		—
Cars.com, Inc.	41,500,220	2,513,104		(6,776,114)	(1,750,953)	5,113,447	40,599,704	3,322,398	—		—

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Carter’s, Inc.	$91,134,321	$4,866,074	$(8,514,798)	$(2,973,960)	$(24,747,603)	$59,764,034	2,117,790	$1,081,644	$—
Catalyst Pharmaceuticals, Inc.	168,115,501	12,898,287	(18,211,522)	3,534,067	(34,630,427)	131,705,906	6,685,579	—	—
Cathay General Bancorp	189,612,857	114,072	(18,021,855)	3,076,149	17,610,882	192,392,105	4,007,334	2,887,271	—
Cavco Industries, Inc.	257,480,302	13,166,211	(30,568,135)	13,982,528	13,547,608	267,608,514	460,814	—	—
Celanese Corp., Class A	383,743,571	20,118,283	(37,343,292)	(5,322,334)	(93,015,801)	268,180,427	6,373,109	395,327	—
Centerspace	66,342,202	4,396,465	(7,319,305)	(529,319)	(5,512,431)	57,377,612	974,153	1,514,811	—
Central Garden & Pet Co.	20,891,984	1,693,449	(3,602,879)	449,794	(2,683,061)	16,749,287	512,995	—	—
Central Garden & Pet Co., Class A	102,248,913	5,958,206	(11,500,815)	1,881,557	(11,588,613)	86,999,248	2,946,131	—	—
Central Pacific Financial Corp.	43,196,860	—	(933,273)	(6,695)	5,296,659	47,553,551	1,567,355	862,659	—
Century Communities, Inc.	113,038,606	5,983,538	(17,294,384)	4,798,032	(11,427,637)	95,098,155	1,500,681	938,448	—
CEVA, Inc.	37,410,320	2,442,312	(3,245,651)	(47,599)	1,031,450	37,590,832	1,423,356	—	—
Champion Homes, Inc.	308,769,964	25,432,547	(23,651,321)	(2,719,495)	(56,622,584)	251,209,111	3,289,369	—	—
Cheesecake Factory, Inc. (The)	141,282,510	9,247,128	(22,293,061)	8,436,702	9,078,211	145,751,490	2,667,487	1,497,837	—
Chefs’ Warehouse, Inc. (The)	118,524,130	9,890,605	(13,467,087)	5,270,055	2,955,133	123,172,836	2,111,655	—	—
Chemours Co. (The)	124,995,768	7,055,059	(13,983,395)	(386,611)	20,343,047	138,023,868	8,713,628	1,565,008	—
Chesapeake Utilities Corp.	181,843,780	13,862,904	(19,805,178)	4,740,523	3,924,890	184,566,919	1,370,309	1,885,218	—
Cinemark Holdings, Inc.	165,144,378	10,303,666	(30,081,486)	9,428,334	12,915,568	167,710,460	5,985,384	992,594	—
City Holding Co.	106,887,245	6,137,353	(14,083,644)	5,449,018	(44,857)	104,345,115	842,376	1,393,765	—
Cleanspark, Inc.	115,513,232	11,211,764	(18,302,056)	3,139,238	126,091,183	237,653,361	16,389,887	—	—
Clear Secure, Inc., Class A	150,699,219	9,863,148	(34,807,947)	351,157	42,433,047	168,538,624	5,049,090	1,390,757	—
Clearway Energy, Inc., Class A	60,905,823	3,836,450	(5,695,597)	1,250,773	(4,573,974)	55,723,475	2,069,197	1,828,521	—
Clearway Energy, Inc., Class C	155,035,736	9,975,440	(17,729,588)	2,638,985	(12,979,743)	136,940,830	4,847,463	4,391,450	—
Cogent Communications Holdings, Inc.	160,068,516	17,508,304	(12,657,825)	3,192,626	(61,927,221)	106,184,400	2,768,824	5,116,966	—
Cohu, Inc.	42,393,896	3,776,634	(5,836,689)	(923,487)	16,631,527	56,041,881	2,756,610	—	—
Collegium Pharmaceutical, Inc.	59,517,855	4,180,791	(9,323,826)	1,687,800	8,010,613	64,073,233	1,831,187	—	—
Community Financial System, Inc.	185,343,017	7,854,438	(18,082,923)	1,908,025	3,377,598	180,400,155	3,076,401	2,942,693	—
Concentra Group Holdings Parent, Inc.	145,236,017	18,821,839	(13,827,602)	6,709,394	(11,710,941)	145,228,707	6,938,782	810,415	—
CONMED Corp.	115,345,444	5,946,561	(11,788,507)	(3,748,060)	(21,144,470)	84,610,968	1,799,085	737,737	—
Corcept Therapeutics, Inc.	658,629,185	28,271,110	(52,662,201)	25,184,760	(205,822,436)	453,600,418	5,457,832	—	—
Core Laboratories, Inc.	43,398,284	2,779,238	(4,120,377)	(1,371,190)	(6,335,636)	34,350,319	2,779,152	56,272	—
Core Natural Resources, Inc.	241,888,914	15,091,622	(25,204,479)	8,847,106	9,458,457	250,081,620	2,995,707	603,078	—
CoreCivic, Inc.	137,829,706	8,610,499	(20,189,140)	6,165,909	(5,567,589)	126,849,385	6,233,385	—	—
Cracker Barrel Old Country Store, Inc.	53,423,618	5,040,614	(8,743,273)	(2,119,993)	9,433,206	57,034,172	1,294,466	674,601	—
Crescent Energy Co., Class A(d)	127,113,171	5,859,232	(8,982,331)	(1,641,185)	17,069,608	N/A	N/A	2,630,923	—
CSG Systems International, Inc.	103,217,997	6,368,110	(13,339,914)	3,246,913	3,312,290	102,805,396	1,596,853	1,048,362	—
CSW Industrials, Inc.	302,544,412	16,457,448	(33,077,043)	(5,384,939)	(43,160,722)	237,379,156	977,875	546,898	—
CTS Corp.	77,364,895	5,046,742	(10,981,524)	2,458,124	(5,455,440)	68,432,797	1,713,390	139,628	—
Curbline Properties Corp.	141,402,210	8,286,684	(13,074,456)	7,876,691	(18,848,514)	125,642,615	5,634,198	1,804,866	—

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Customers Bancorp, Inc.	$90,574,354	$7,432,014	$(12,607,845)	$5,437,433	$20,887,976	$111,723,932	1,709,101	$—	$—
CVB Financial Corp.	149,927,505	9,290,291	(20,008,714)	719,201	2,664,236	142,592,519	7,540,588	3,167,930	—
Cytek Biosciences, Inc.(d)	26,508,530	1,683,061	(3,298,249)	(3,022,633)	39,664,290	N/A	N/A	—	—
Dana, Inc.	106,349,113	8,883,757	(12,844,226)	1,795,989	49,938,919	154,123,552	7,690,796	1,553,201	—
Dave & Buster’s Entertainment, Inc.(d)	33,460,115	2,601,028	(11,661,160)	(3,439,242)	35,067,409	N/A	N/A	—	—
Deluxe Corp.	43,274,421	3,185,738	(4,328,244)	(369,039)	9,793,636	51,556,512	2,663,043	1,596,817	—
DiamondRock Hospitality Co.	99,088,323	5,960,669	(12,782,669)	(1,978,773)	4,768,207	95,055,757	11,941,678	1,944,748	—
Digi International, Inc.	64,209,738	4,831,903	(9,417,174)	3,921,116	15,121,424	78,667,007	2,157,625	—	—
Dime Community Bancshares, Inc.	67,672,566	4,991,432	(7,269,215)	582,902	3,769,001	69,746,686	2,338,139	1,188,639	—
Diodes, Inc.	123,679,503	9,404,349	(16,608,440)	1,570,538	25,803,507	143,849,457	2,703,429	—	—
DNOW, Inc.	111,575,134	5,614,675	(9,697,404)	3,490,652	(15,534,314)	95,448,743	6,258,934	—	—
Donnelley Financial Solutions, Inc.	71,748,042	10,117,676	(12,497,761)	4,393,771	8,426,601	82,188,329	1,598,062	—	—
Dorian LPG Ltd.	50,252,467	3,986,019	(6,054,450)	2,160,845	13,933,957	64,278,838	2,157,008	2,390,067	—
Dorman Products, Inc.	202,441,626	13,463,632	(20,828,434)	7,642,412	49,359,924	252,079,160	1,617,136	—	—
DoubleVerify Holdings, Inc.(d)	116,072,725	7,428,449	(17,961,037)	(11,949,894)	127,259,260	N/A	N/A	—	—
DXC Technology Co.	190,876,540	10,460,424	(21,621,279)	(5,795,291)	(31,899,052)	142,021,342	10,419,761	—	—
DXP Enterprises, Inc.(d)	64,656,689	4,133,898	(8,688,593)	4,649,248	(39,468,461)	N/A	N/A	—	—
Dycom Industries, Inc.	274,845,430	23,105,569	(49,067,842)	18,288,149	223,961,431	491,132,737	1,683,345	—	—
Dynavax Technologies Corp.(d)	98,038,142	4,278,817	(21,871,980)	(1,735,372)	(21,240,073)	N/A	N/A	—	—
Eagle Bancorp, Inc.	39,268,152	2,657,169	(8,055,559)	(8,134,784)	6,753,851	32,488,829	1,606,767	600,852	—
Easterly Government Properties, Inc.	65,134,435	2,816,731	(1,694,506)	(1,986,101)	(6,843,199)	57,427,360	2,504,464	2,224,425	—
Edgewell Personal Care Co.	93,064,381	4,233,483	(10,951,331)	(4,121,250)	(27,227,752)	54,997,531	2,701,254	853,139	—
Element Solutions, Inc.	311,493,923	18,008,539	(29,147,066)	(2,565,499)	35,191,911	332,981,808	13,229,313	2,132,643	—
Ellington Financial, Inc.	74,325,973	10,377,832	(7,383,437)	144,862	(1,852,849)	75,612,381	5,825,299	4,377,238	—
Elme Communities	94,702,580	5,698,036	(10,562,963)	(1,049,111)	(2,147,801)	86,640,741	5,138,834	1,885,067	—
Embecta Corp.	46,393,412	2,631,067	(5,698,117)	(2,279,428)	6,930,537	47,977,471	3,400,246	1,045,083	—
Employers Holdings, Inc.	77,462,995	1,542,318	(8,898,396)	1,222,529	(13,338,469)	57,990,977	1,365,136	949,236	—
Encore Capital Group, Inc.	50,210,567	3,610,862	(8,609,798)	(281,135)	10,906,104	55,836,600	1,337,724	—	—
Energizer Holdings, Inc.	121,534,172	6,086,522	(20,914,128)	(3,227,312)	(15,588,010)	87,891,244	3,531,187	2,355,663	—
Enerpac Tool Group Corp., Class A	150,895,761	6,970,369	(16,362,581)	4,877,148	(17,871,937)	128,508,760	3,134,360	—	—
Enova International, Inc.	154,341,021	9,605,596	(24,573,471)	12,483,200	15,693,517	167,549,863	1,455,816	—	—
Enovis Corp.	134,741,451	6,222,461	(12,830,394)	(2,929,032)	(24,418,222)	100,786,264	3,321,894	—	—
Enphase Energy, Inc.	—	292,591,896	(167,160)	(319)	(23,119,364)	269,305,053	7,609,637	—	—
Enpro, Inc.	210,013,936	15,206,708	(28,727,596)	12,614,522	67,815,428	276,922,998	1,225,323	779,218	—
Enviri Corp.	33,149,193	3,082,598	(5,552,840)	(571,099)	29,387,665	59,495,517	4,688,378	—	—
ePlus, Inc.	99,397,547	6,513,056	(12,756,062)	4,060,816	11,825,469	109,040,826	1,535,570	390,749	—
ESCO Technologies, Inc.	253,917,172	17,523,148	(34,182,701)	15,229,308	64,807,603	317,294,530	1,502,982	250,384	—
Essential Properties Realty Trust, Inc.	378,832,178	39,032,014	(40,448,647)	7,164,772	(41,403,651)	343,176,666	11,531,474	6,987,421	—
Ethan Allen Interiors, Inc.	39,535,878	2,708,539	(4,860,592)	552,156	1,747,906	39,683,887	1,347,043	1,395,405	—
Etsy, Inc.	328,192,384	19,792,046	(88,651,534)	5,034,246	118,569,382	382,936,524	5,767,985	—	—
EVERTEC, Inc.	144,960,761	8,948,445	(16,330,615)	4,386,165	(16,114,731)	125,850,025	3,725,578	382,195	—
Everus Construction Group, Inc.	116,916,841	11,295,892	(22,183,750)	2,561,198	145,969,413	254,559,594	2,968,625	—	—
EZCORP, Inc., Class A	47,800,109	8,458,346	(5,871,135)	2,331,760	11,395,435	64,114,515	3,367,359	—	—
Federal Signal Corp.	277,916,471	22,087,187	(46,506,695)	23,469,379	144,014,804	420,981,146	3,537,954	1,022,724	—

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
First BanCorp/Puerto Rico	$193,197,004	$2,437,265	$(19,441,296)	$10,017,613	$17,442,001	$203,652,587	9,235,945	$3,506,640	$—
First Bancorp/Southern Pines NC	102,717,377	5,201,920	(12,018,368)	1,195,831	30,337,834	127,434,594	2,409,427	1,122,228	—
First Commonwealth Financial Corp.	97,563,430	7,277,081	(10,909,874)	2,499,988	6,817,372	103,247,997	6,055,601	1,676,066	—
First Financial Bancorp	147,637,121	6,123,137	(14,508,501)	1,345,770	(99,912)	140,497,615	5,564,262	2,814,951	—
First Hawaiian, Inc.	191,055,692	11,357,123	(24,761,234)	3,192,692	(736,094)	180,108,179	7,253,652	3,921,708	—
FMC Corp.	325,685,916	18,035,874	(34,833,987)	(2,098,141)	(62,303,026)	244,486,636	7,269,897	8,530,073	—
Foot Locker, Inc.(b)	71,966,781	6,716,119	(127,764,711)	26,235,917	22,845,894	—	—	—	—
FormFactor, Inc.	135,483,215	8,551,684	(17,673,654)	5,183,808	31,918,141	163,463,194	4,488,281	—	—
Fortrea Holdings, Inc.	41,914,270	2,305,508	(3,352,702)	(3,577,588)	8,063,419	45,352,907	5,386,331	—	—
Four Corners Property Trust, Inc.	178,263,564	12,589,587	(16,373,423)	1,806,594	(27,928,222)	148,358,100	6,080,250	4,282,115	—
Fox Factory Holding Corp.	60,149,444	4,332,604	(7,902,187)	(3,310,292)	5,754,014	59,023,583	2,429,954	—	—
Franklin BSP Realty Trust, Inc.	66,061,525	2,818,838	(7,324,500)	(1,270,269)	(8,339,770)	51,945,824	4,783,225	3,454,246	—
Franklin Electric Co., Inc.	228,089,628	12,807,815	(31,336,219)	8,957,747	(6,546,080)	211,972,891	2,226,606	1,250,267	—
Freshpet, Inc.	249,623,028	12,695,032	(23,760,513)	(3,466,030)	(78,607,609)	156,483,908	2,839,483	—	—
Frontdoor, Inc.	181,062,894	14,632,612	(40,919,490)	14,701,448	115,817,467	285,294,931	4,239,782	—	—
Fulton Financial Corp.	203,865,997	—	(12,599,889)	266,090	5,160,603	196,692,801	10,557,853	3,970,106	—
Gates Industrial Corp. PLC	258,782,908	55,696,922	(29,086,977)	4,622,444	82,059,859	372,075,156	14,990,941	—	—
Gentherm, Inc.	51,216,967	3,421,971	(7,694,569)	(3,021,606)	16,504,718	60,427,481	1,774,148	—	—
Genworth Financial, Inc., Class A	187,382,560	2,257,980	(23,359,800)	9,651,770	35,705,494	211,638,004	23,779,551	—	—
GEO Group, Inc. (The)	245,795,315	15,590,898	(24,330,421)	11,066,695	(82,578,757)	165,543,730	8,079,245	—	—
Getty Realty Corp.	97,597,547	5,682,622	(8,718,068)	787,225	(14,214,199)	81,135,127	3,024,045	2,846,044	—
Gibraltar Industries, Inc.	110,047,744	5,878,495	(15,222,166)	2,653,261	4,352,014	107,709,348	1,715,117	—	—
G-III Apparel Group Ltd.	65,305,400	3,864,522	(8,160,912)	(442,025)	(1,615,244)	58,951,741	2,215,398	—	—
Glaukos Corp.	335,566,632	30,834,038	(35,592,274)	11,750,389	(70,364,946)	272,193,839	3,337,754	—	—
GMS, Inc.(b)	176,455,455	9,556,956	(271,008,898)	183,752,115	(98,755,628)	—	—	—	—
Goosehead Insurance, Inc., Class A	178,931,500	13,103,192	(15,734,663)	3,497,683	(68,857,139)	110,940,573	1,490,736	—	—
Granite Construction, Inc.	202,510,300	16,501,479	(29,169,870)	13,764,077	75,817,521	279,423,507	2,548,322	669,825	—
Greenbrier Cos., Inc. (The)	99,311,534	5,952,886	(12,048,772)	1,354,358	(11,443,045)	83,126,961	1,800,454	1,212,947	—
Griffon Corp.(d)	174,828,225	10,404,463	(22,346,367)	10,307,802	(112,565,679)	N/A	N/A	844,600	—
Grocery Outlet Holding Corp.	83,956,610	6,455,450	(10,914,483)	(1,463,739)	13,720,240	91,754,078	5,716,765	—	—
Group 1 Automotive, Inc.	306,643,974	19,062,077	(46,961,494)	25,284,998	18,809,074	322,838,629	737,900	767,076	—
H2O America(h)	102,324,662	11,431,001	(9,742,484)	(672,609)	(10,456,131)	92,884,439	1,907,278	1,548,004	—
HA Sustainable Infrastructure Capital, Inc.	215,087,569	16,636,735	(19,852,134)	1,754,862	8,120,112	221,747,144	7,223,034	6,108,802	—
Hanesbrands, Inc.	125,979,168	6,905,453	(13,549,434)	426	16,400,574	135,736,187	20,597,297	—	—
Hanmi Financial Corp.	42,878,589	—	(3,829,951)	(1,136,806)	4,812,287	42,724,119	1,730,422	992,461	—
Harmonic, Inc.	69,401,986	4,224,660	(8,948,137)	1,118,603	2,456,062	68,253,174	6,704,634	—	—
Hawkins, Inc.	124,731,922	25,855,788	(16,713,981)	11,462,427	76,767,496	222,103,652	1,215,541	419,610	—
Hayward Holdings, Inc.(c)	N/A	54,265,610	(11,752,805)	(96,166)	5,153,199	175,451,664	11,603,946	—	—
HB Fuller Co.	189,730,215	11,677,507	(25,031,807)	581,853	9,230,872	186,188,640	3,140,834	1,540,916	—
Healthcare Services Group, Inc.	46,521,670	3,597,311	(9,251,019)	(1,455,090)	31,428,789	70,841,661	4,209,249	—	—
Hecla Mining Co.	—	422,341,683	(246,855)	5,532	43,522,801	465,623,161	38,481,253	—	—
Heidrick & Struggles International, Inc.	54,043,365	4,387,261	(6,863,275)	2,050,061	6,376,192	59,993,604	1,205,417	368,717	—

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Helen of Troy Ltd.	$75,586,719	$2,465,606	$(3,969,770)	$(1,563,690)	$(38,086,517)	$34,432,348	1,366,363	$—	$—
Helix Energy Solutions Group, Inc.	73,458,306	3,837,765	(9,396,325)	(675,002)	(15,091,328)	52,133,416	7,947,167	—	—
Helmerich & Payne, Inc.	160,676,370	6,392,699	(13,338,139)	(2,227,558)	(23,581,728)	127,921,644	5,790,930	2,975,219	—
Heritage Financial Corp.	51,183,337	3,472,502	(6,480,653)	(569,447)	145,007	47,750,746	1,973,987	981,762	—
Highwoods Properties, Inc.	197,251,592	11,586,569	(22,296,364)	3,755,306	9,851,652	200,148,755	6,290,030	6,443,818	—
Hillenbrand, Inc.	105,108,650	5,797,535	(11,494,115)	(3,952,377)	15,300,771	110,760,464	4,096,171	1,892,444	—
HNI Corp.	131,089,641	8,274,077	(21,446,385)	2,077,584	4,807,580	124,802,497	2,663,874	1,915,862	—
Hope Bancorp, Inc.	78,248,843	8,981,944	(8,250,147)	50,316	2,169,534	81,200,490	7,539,507	2,134,560	—
Horace Mann Educators Corp.	107,787,451	3,074,888	(9,806,687)	790,929	5,136,531	106,983,112	2,368,455	1,718,644	—
Hub Group, Inc., Class A	139,615,389	7,186,533	(14,893,412)	3,684,811	(13,977,794)	121,615,527	3,531,229	903,575	—
IAC, Inc.	201,184,399	10,728,229	(68,133,334)	(4,357,252)	(5,203,413)	134,218,629	3,939,496	—	—
Ichor Holdings Ltd.	47,332,249	2,773,020	(3,853,044)	(495,286)	(10,183,017)	35,573,922	2,030,475	—	—
ICU Medical, Inc.	210,232,096	12,331,644	(22,755,964)	3,779,170	(31,231,537)	172,355,409	1,436,774	—	—
Impinj, Inc.	129,636,966	34,038,908	(16,036,227)	(3,949,917)	128,662,562	272,352,292	1,506,790	—	—
Independent Bank Corp.	164,763,486	30,598,662	(13,936,295)	415,954	17,116,706	198,958,513	2,876,370	3,195,170	—
Ingevity Corp.	88,975,714	6,288,813	(11,898,126)	(252,793)	33,842,446	116,956,054	2,119,153	—	—
Innospec, Inc.	146,607,907	7,983,924	(16,605,653)	800,636	(27,434,826)	111,351,988	1,443,131	1,261,717	—
Innovative Industrial Properties, Inc.	94,753,942	5,120,574	(11,696,867)	(10,108,127)	9,428,065	87,497,587	1,633,027	6,271,537	—
Innoviva, Inc.	61,749,457	9,724,725	(8,203,817)	2,529,399	(2,287,446)	63,512,318	3,480,127	—	—
Insight Enterprises, Inc.	253,473,651	38,416,289	(21,868,670)	12,353,535	(74,248,969)	208,125,836	1,835,163	—	—
Inspire Medical Systems, Inc.	292,223,052	12,509,228	(38,886,796)	(32,332,146)	(117,468,545)	116,044,793	1,563,946	—	—
Installed Building Products, Inc.(d)	246,207,644	16,024,858	(36,896,528)	16,558,535	(125,449,980)	N/A	N/A	1,016,016	—
Insteel Industries, Inc.	31,628,117	2,946,331	(4,299,336)	680,721	13,403,547	44,359,380	1,157,000	69,398	—
Integer Holdings Corp.	244,765,485	24,114,814	(27,423,519)	8,138,766	(38,813,299)	210,782,247	2,039,894	—	—
Integra LifeSciences Holdings Corp.	90,225,014	3,574,141	(6,817,015)	(2,480,233)	(28,683,161)	55,818,746	3,895,237	—	—
InterDigital, Inc.	328,370,067	25,293,411	(48,198,714)	23,062,861	189,866,981	518,394,606	1,501,592	1,870,530	—
Interface, Inc., Class A	71,517,387	4,734,848	(9,918,592)	3,265,541	28,559,913	98,159,097	3,391,814	104,750	—
International Seaways, Inc.(d)	82,801,165	6,366,911	(12,031,506)	787,868	6,470,050	N/A	N/A	3,305,435	—
Itron, Inc.	292,094,870	23,773,643	(37,516,739)	12,438,777	40,629,230	331,419,781	2,660,724	—	—
Jack in the Box, Inc.(b)	31,697,857	1,771,304	(24,022,897)	(78,523,368)	69,077,104	—	—	—	—
JBG SMITH Properties	84,142,224	1,038,780	(33,391,470)	8,888,291	18,891,268	79,569,093	3,576,139	1,572,741	—
JBT Marel Corp.	348,897,497	58,364,279	(32,639,256)	6,293,023	43,881,662	424,797,205	3,024,544	552,878	—
JetBlue Airways Corp.(d)	90,722,107	5,531,074	(14,290,268)	(1,242,118)	3,642,674	N/A	N/A	—	—
John B Sanfilippo & Son, Inc.	39,608,898	3,048,338	(3,975,039)	(253,236)	(3,381,062)	35,047,899	545,238	816,093	—
John Wiley & Sons, Inc., Class A	112,974,305	6,218,765	(10,855,349)	1,633,671	(11,947,993)	98,023,399	2,422,125	1,751,656	—
Kadant, Inc.	244,690,321	13,886,039	(26,584,090)	(3,449,088)	(24,573,518)	203,969,664	685,428	483,655	—
Kaiser Aluminum Corp.	59,741,677	4,710,971	(8,357,581)	(515,641)	16,302,213	71,881,639	931,592	1,486,166	—
Kennametal, Inc.	101,880,903	5,763,646	(13,245,622)	(1,611,288)	(312,118)	92,475,521	4,418,324	1,844,379	—
Kennedy-Wilson Holdings, Inc.	63,418,224	3,531,908	(5,274,129)	(1,318,934)	(1,695,378)	58,661,691	7,050,684	1,695,836	—
KKR Real Estate Finance Trust, Inc.(d)	38,540,718	2,433,311	(6,139,390)	(3,038,550)	23,002,562	N/A	N/A	1,650,381	—
Knowles Corp.	82,384,380	5,898,653	(13,732,327)	2,611,439	39,443,846	116,605,991	5,002,402	—	—
Kohl’s Corp.	56,297,631	4,588,050	(8,654,912)	(3,362,923)	51,211,189	100,079,035	6,511,323	1,657,377	—
Kontoor Brands, Inc.	196,793,807	13,357,478	(18,890,506)	6,651,719	39,457,735	237,370,233	2,975,683	3,091,200	—
Koppers Holdings, Inc.	35,088,088	2,249,956	(5,245,066)	(547,295)	550,017	32,095,700	1,146,275	193,635	—

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Korn Ferry	$216,354,570	$13,094,407	$(21,288,475)	$9,154,286	$(3,013,424)	$214,301,364	3,062,323	$2,942,962	$—
Kratos Defense & Security Solutions, Inc.(b)	280,610,374	62,575,325	(838,834,078)	484,982,626	10,665,753	—	—	—	—
Krystal Biotech, Inc.	282,183,022	14,206,239	(22,829,158)	(1,583,315)	(5,775,197)	266,201,591	1,507,968	—	—
Kulicke & Soffa Industries, Inc.	108,858,768	6,216,638	(15,910,057)	2,643,016	21,342,661	123,151,026	3,030,291	1,290,227	—
Lakeland Financial Corp.	93,845,120	6,409,310	(12,034,978)	(638,143)	7,675,184	95,256,493	1,483,746	1,539,389	—
La-Z-Boy, Inc.	100,255,882	5,772,471	(11,883,523)	2,101,797	(13,873,479)	82,373,148	2,400,150	1,089,927	—
LCI Industries	137,648,306	8,658,220	(23,575,954)	(3,310,958)	12,052,855	131,472,469	1,411,406	3,487,511	—
Leggett & Platt, Inc.	65,727,473	4,894,812	(8,705,251)	(1,668,042)	9,613,174	69,862,166	7,867,361	803,724	—
LeMaitre Vascular, Inc.	106,139,037	7,178,163	(10,670,412)	5,525,008	(1,126,239)	107,045,557	1,223,238	490,081	—
LGI Homes, Inc.	85,036,799	4,197,876	(9,916,583)	(2,743,922)	(15,584,655)	60,989,515	1,179,453	—	—
Liberty Energy, Inc., Class A	158,672,116	6,385,643	(13,306,898)	(5,004,059)	(30,601,451)	116,145,351	9,412,103	1,547,506	—
Ligand Pharmaceuticals, Inc.	122,836,744	11,677,839	(14,237,943)	4,486,379	77,884,787	202,647,806	1,143,998	—	—
Lincoln National Corp.(d)	306,924,709	—	—	—	(83,166,926)	N/A	N/A	7,692,349	—
Lindsay Corp.	85,006,637	6,314,738	(11,709,171)	2,587,810	6,533,265	88,733,279	631,284	474,997	—
LiveRamp Holdings, Inc.	106,286,364	8,127,508	(14,844,326)	307,905	3,845,685	103,723,136	3,821,781	—	—
LTC Properties, Inc.	99,204,485	7,234,757	(11,768,897)	(352,882)	4,076,990	98,394,453	2,669,410	3,099,964	—
LXP Industrial Trust	158,967,702	9,610,746	(19,190,330)	(1,914,494)	6,780,195	154,253,819	17,215,828	4,705,061	—
M/I Homes, Inc.	192,075,994	11,579,376	(29,722,094)	13,418,411	34,503,531	221,855,218	1,535,968	—	—
Macerich Co. (The)	263,869,144	17,798,714	(28,324,022)	4,241,874	10,139,329	267,725,039	14,710,167	5,090,560	—
Madison Square Garden Sports Corp., Class A	201,712,590	22,921,442	(20,207,916)	(663,799)	33,105,600	236,867,917	1,043,471	—	—
Magnolia Oil & Gas Corp., Class A	298,398,224	14,992,737	(38,640,882)	(1,915,650)	(15,421,184)	257,413,245	10,783,965	3,406,353	—
ManpowerGroup, Inc.	—	100,535,722	(64,394)	623	1,488,903	101,960,854	2,690,260	—	—
MARA Holdings, Inc.	241,342,346	43,133,904	(31,297,212)	1,906,504	138,599,236	393,684,778	21,559,955	—	—
MarineMax, Inc.	27,172,839	1,774,849	(4,849,862)	(565,446)	4,955,106	28,487,486	1,124,654	—	—
Masterbrand, Inc.	102,635,889	5,344,956	(11,217,373)	1,175,250	(937,747)	97,000,975	7,365,298	—	—
Materion Corp.	104,697,125	6,648,099	(14,132,575)	4,452,617	44,093,449	145,758,715	1,206,512	347,062	—
Matson, Inc.	263,210,553	12,733,412	(34,357,058)	13,135,503	(72,313,361)	182,409,049	1,850,178	1,384,645	—
Matthews International Corp., Class A	42,851,965	3,127,073	(6,162,437)	(1,931,450)	5,581,755	43,466,906	1,790,235	931,632	—
MaxLinear, Inc.	51,711,443	7,129,770	(6,338,632)	(1,782,102)	25,901,638	76,622,117	4,765,057	—	—
MDU Resources Group, Inc.	213,192,724	12,848,971	(24,566,690)	1,742,641	8,675,280	211,892,926	11,897,413	3,293,164	—
Medical Properties Trust, Inc.(d)	223,870,178	10,276,065	(52,423,774)	7,713,310	(72,510,032)	N/A	N/A	5,727,911	—
Mercury Systems, Inc.	135,161,136	15,134,909	(17,020,990)	4,176,023	100,065,296	237,516,374	3,068,687	—	—
Merit Medical Systems, Inc.	380,961,926	23,594,935	(37,411,481)	13,842,936	(94,135,455)	286,852,861	3,446,508	—	—
Meritage Homes Corp.	317,151,497	17,696,736	(40,807,404)	16,468,598	(10,560,500)	299,948,927	4,141,225	3,701,363	—
Mesa Laboratories, Inc.(b)	40,583,025	2,347,417	(28,070,250)	(51,309,909)	36,449,717	—	—	104,145	—
Metallus, Inc.	30,887,919	2,569,325	(5,862,260)	79,361	6,895,952	34,570,297	2,091,367	—	—
MGE Energy, Inc.	208,130,654	12,820,019	(22,533,177)	2,036,375	(21,416,396)	179,037,475	2,126,841	2,011,576	—
Middlesex Water Co.	71,031,389	3,990,959	(6,460,748)	(320,737)	(10,520,043)	57,720,820	1,066,534	727,233	—
MillerKnoll, Inc.	80,655,692	4,840,897	(8,245,152)	161,524	(6,159,470)	71,253,491	4,016,544	1,524,601	—
Minerals Technologies, Inc.	125,344,910	6,113,411	(14,827,091)	96,650	(3,458,769)	113,269,111	1,823,392	418,517	—
Mirion Technologies, Inc., Class A	—	327,983,273	(1,554,121)	95,036	5,392,732	331,916,920	14,269,859	—	—
Monro, Inc.	27,331,500	1,992,428	(3,651,012)	(3,891,273)	10,120,839	31,902,482	1,775,319	999,681	—
Moog, Inc., Class A	303,897,458	18,032,034	(35,601,744)	15,376,030	41,833,281	343,537,059	1,654,245	986,706	—
Mr. Cooper Group, Inc.	470,772,151	—	(35,970,974)	31,026,767	315,923,027	781,750,971	3,708,672	7,417,344	—

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Mueller Water Products, Inc., Class A	$246,157,442	$14,290,672	$(28,756,320)	$(1,355,870)	$1,805,225	$232,141,149	9,096,440	$1,260,753	$—
MYR Group, Inc.	112,734,671	9,245,304	(24,017,987)	11,876,528	78,110,972	187,949,488	903,473	—	—
Myriad Genetics, Inc.	49,923,464	2,398,914	(3,465,193)	(2,327,209)	(6,867,187)	39,662,789	5,485,863	—	—
National Bank Holdings Corp., Class A	90,132,471	1,459,896	(6,982,685)	(129,776)	830,297	85,310,203	2,207,821	1,381,101	—
National Vision Holdings, Inc.	62,223,366	6,292,255	(11,402,477)	1,509,497	75,718,379	134,341,020	4,602,296	—	—
NBT Bancorp, Inc.	125,248,738	21,197,436	(15,417,086)	4,470,428	(8,354,264)	127,145,252	3,044,666	2,216,916	—
NCR Atleos Corp.	118,236,242	8,920,154	(15,119,305)	3,265,181	53,059,942	168,362,214	4,282,936	—	—
NCR Voyix Corp.	87,992,755	5,737,967	(16,825,531)	(4,919,584)	28,835,910	100,821,517	8,033,587	—	—
Neogen Corp.	105,829,393	9,143,037	(6,899,418)	(1,645,604)	(34,336,283)	72,091,125	12,625,416	—	—
NeoGenomics, Inc.	75,313,617	4,193,939	(7,606,889)	(6,253,775)	(7,675,165)	57,971,727	7,509,291	—	—
NetScout Systems, Inc.	93,211,285	5,586,240	(16,823,470)	(2,250,693)	22,776,690	102,500,052	3,968,256	—	—
Newell Brands, Inc.	159,954,395	9,412,339	(16,801,707)	(5,133,282)	(19,577,191)	127,854,554	24,399,724	3,489,783	—
NexPoint Residential Trust, Inc.	54,015,808	3,408,327	(6,669,608)	(952,589)	(8,939,213)	40,862,725	1,268,241	1,343,610	—
NMI Holdings, Inc., Class A	175,302,714	10,675,367	(23,755,317)	7,782,624	3,100,555	173,105,943	4,515,022	—	—
Northern Oil & Gas, Inc.	185,630,731	9,011,029	(21,538,596)	(5,641,813)	(27,245,797)	140,215,554	5,653,853	5,168,630	—
Northwest Bancshares, Inc.	94,855,914	16,553,825	(7,866,652)	584,944	1,986,000	106,114,031	8,564,490	3,288,146	—
Northwest Natural Holding Co.	106,002,289	6,375,337	(9,798,236)	(6,268)	5,177,285	107,750,407	2,398,184	2,372,038	—
Oceaneering International, Inc.	136,285,565	7,505,390	(16,161,321)	3,297,180	13,624,218	144,551,032	5,833,375	—	—
ODP Corp. (The)(b)	27,344,993	—	(26,968,979)	(21,003,816)	20,627,802	—	—	—	—
OFG Bancorp	113,682,413	3,173,298	(13,358,969)	5,543,091	3,638,104	112,677,937	2,590,893	1,579,260	—
O-I Glass, Inc.	109,265,158	8,988,729	(15,779,687)	(584,016)	14,487,188	116,377,372	8,972,812	—	—
Omnicell, Inc.	100,116,176	5,596,636	(11,671,422)	(4,029,774)	(8,716,998)	81,294,618	2,669,774	—	—
OPENLANE, Inc.	127,372,664	9,891,545	(20,185,923)	5,249,701	55,739,025	178,067,012	6,187,179	—	—
Organon & Co.	237,126,690	11,097,141	(19,535,229)	(5,823,701)	(61,266,259)	161,598,642	15,130,959	621,166	—
OSI Systems, Inc.	187,742,546	12,706,414	(22,956,591)	11,317,387	40,117,184	228,926,940	918,500	—	—
Otter Tail Corp.	207,872,022	12,849,453	(24,194,848)	1,503,664	2,300,618	200,330,909	2,443,954	2,631,727	—
Outfront Media, Inc.	137,489,462	14,074,100	(14,030,164)	112,417	17,484,574	155,130,389	8,467,816	4,957,177	—
Owens & Minor, Inc.(b)	41,262,007	2,378,140	(26,685,669)	(62,737,060)	45,782,582	—	—	—	—
Oxford Industries, Inc.	53,535,612	2,332,211	(5,944,347)	(2,773,208)	(13,412,880)	33,737,388	832,200	1,201,382	—
Pacific Premier Bancorp, Inc.(b)	127,255,306	3,449,024	(148,688,596)	(45,373,158)	63,357,424	—	—	3,857,717	—
Pacira BioSciences, Inc.	70,939,494	4,582,228	(10,867,243)	(4,374,288)	7,026,823	67,307,014	2,611,836	—	—
Palomar Holdings, Inc.	224,869,185	14,811,602	(25,741,069)	9,113,873	(41,060,539)	181,993,052	1,558,827	—	—
Papa John’s International, Inc.	82,907,615	5,547,687	(10,268,750)	(2,492,632)	15,979,346	91,673,266	1,903,910	1,800,104	—
Park National Corp.	136,145,542	8,962,920	(19,845,655)	5,500,452	4,325,663	135,088,922	831,163	1,863,494	—
Pathward Financial, Inc.	107,662,236	1,749,270	(12,130,154)	6,724,195	(5,174,147)	98,831,400	1,335,379	142,962	—
Patrick Industries, Inc.	175,927,756	11,389,683	(24,592,603)	10,333,694	27,273,072	200,331,602	1,936,881	1,600,576	—
Patterson Cos., Inc.(b)	152,320,336	—	(152,849,619)	13,128,079	(12,598,796)	—	—	—	—
Patterson-UTI Energy, Inc.	178,718,944	7,171,221	(14,826,618)	(1,021,497)	(64,528,408)	105,513,642	20,369,429	3,362,657	—
Peabody Energy Corp.	101,792,139	7,035,061	(14,183,961)	(3,457,548)	96,509,344	187,695,035	7,077,490	1,091,717	—
Pebblebrook Hotel Trust	74,963,702	4,655,259	(9,704,108)	(1,768,039)	10,350,982	78,497,796	6,891,817	140,148	—
Pediatrix Medical Group, Inc.	75,720,712	4,444,298	(7,271,032)	530,196	10,495,302	83,919,476	5,010,118	—	—
Penguin Solutions, Inc.	57,230,033	4,558,287	(17,431,669)	2,619,545	25,863,528	72,839,724	2,771,679	—	—
Penn Entertainment, Inc.	151,755,237	10,086,328	(29,392,441)	(3,006,442)	28,056,661	157,499,343	8,177,536	—	—
PennyMac Mortgage Investment Trust	78,674,763	5,663,776	(9,500,805)	(983,749)	(11,837,425)	62,016,560	5,058,447	4,186,217	—

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Perdoceo Education Corp.	$96,266,942	$3,748,030	$(12,386,724)	$5,588,644	$40,598,917	$133,815,809	3,553,261	$1,039,372	$—
Phibro Animal Health Corp., Class A	27,397,404	1,938,720	(3,899,581)	940,489	22,175,858	48,552,890	1,200,022	293,680	—
Phillips Edison & Co., Inc.	282,451,246	15,213,514	(30,296,484)	518,114	(16,936,115)	250,950,275	7,309,941	4,665,810	—
Phinia, Inc.	107,074,905	6,613,567	(19,184,654)	3,908,223	31,782,228	130,194,269	2,265,036	1,299,073	—
Photronics, Inc.	81,292,652	4,754,525	(14,320,253)	4,231,286	4,275,747	80,233,957	3,496,033	—	—
Piper Sandler Cos.	246,562,866	22,255,282	(29,922,466)	16,505,472	80,245,049	335,646,203	967,308	1,313,195	—
PJT Partners, Inc., Class A	202,081,340	21,711,960	(30,026,867)	7,745,643	49,894,118	251,406,194	1,414,540	719,508	—
Plexus Corp.	214,237,588	13,202,893	(26,069,902)	10,095,474	15,964,779	227,430,832	1,571,849	—	—
PRA Group, Inc.	50,263,642	2,547,350	(5,305,646)	(2,561,715)	(9,866,900)	35,076,731	2,271,809	—	—
Premier, Inc., Class A	108,845,221	6,718,327	(25,934,254)	621,055	42,773,124	133,023,473	4,785,017	2,180,513	—
Prestige Consumer Healthcare, Inc.	263,347,860	13,367,637	(28,274,715)	7,964,986	(77,667,957)	178,737,811	2,864,388	—	—
PriceSmart, Inc.(d)	134,777,274	9,552,794	(15,382,609)	3,646,099	(20,059,588)	N/A	N/A	931,039	—
Privia Health Group, Inc.	143,812,275	20,684,932	(13,863,783)	(48,282)	16,617,910	167,203,052	6,714,982	—	—
ProAssurance Corp.	73,927,501	2,841,918	(6,959,069)	(3,180,627)	5,064,704	71,694,427	2,988,513	—	—
PROG Holdings, Inc.	68,320,610	4,375,976	(12,619,107)	824,457	13,474,709	74,376,645	2,298,413	635,490	—
Progress Software Corp.	138,211,477	7,663,663	(17,362,020)	3,312,639	(21,770,654)	110,055,105	2,505,238	—	—
Progyny, Inc.	102,327,946	11,451,273	(9,761,494)	2,217,420	(5,978,479)	100,256,666	4,658,767	—	—
Protagonist Therapeutics, Inc.	178,218,255	19,408,796	(35,880,281)	7,165,429	57,182,173	226,094,372	3,403,498	—	—
Proto Labs, Inc.	53,098,179	3,614,587	(7,591,637)	(2,723,401)	24,106,299	70,504,027	1,409,235	—	—
Provident Financial Services, Inc.	117,685,515	9,962,047	—	—	14,805,841	142,453,403	7,388,662	3,438,332	—
Q2 Holdings, Inc.	—	284,283,531	(161,897)	658	(21,050,083)	263,072,209	3,634,096	—	—
Qorvo, Inc.	418,203,014	26,481,503	(100,526,158)	12,876,305	89,888,794	446,923,458	4,906,933	—	—
Quanex Building Products Corp.	54,259,432	3,448,533	(7,489,094)	(2,729,060)	(9,693,122)	37,796,689	2,657,995	448,810	—
QuidelOrtho Corp.	142,520,795	7,902,871	(11,365,849)	(2,201,399)	(20,460,889)	116,395,529	3,952,310	—	—
QuinStreet, Inc.	62,284,275	3,962,741	(6,920,885)	1,220,760	(9,326,061)	51,220,830	3,310,978	—	—
Ralliant Corp.	—	337,880,196	(18,586,892)	(1,259,234)	(31,106,890)	286,927,180	6,561,335	336,480	—
Ready Capital Corp.	53,035,744	3,287,887	(9,500,063)	(10,617,818)	(1,449,822)	34,755,928	8,980,860	2,391,660	—
Redwood Trust, Inc.	49,732,682	3,124,628	(7,072,688)	(3,810,646)	1,527,377	43,501,353	7,513,187	2,775,070	—
Renasant Corp.	133,662,383	62,311,745	(17,655,724)	3,402,568	22,289,803	204,010,775	5,530,246	2,425,085	—
Resideo Technologies, Inc.	161,262,364	15,011,813	(56,132,330)	23,768,003	200,027,831	343,937,681	7,965,208	—	—
REX American Resources Corp.(d)	36,626,655	2,925,770	(10,377,059)	2,523,944	(8,039,647)	N/A	N/A	—	—
Robert Half, Inc.	338,813,268	15,181,142	(31,183,872)	(10,576,830)	(114,499,603)	197,734,105	5,819,132	7,075,305	—
Rogers Corp.	70,900,152	1,570,527	(6,495,089)	(4,351,239)	17,191,047	78,815,398	979,560	—	—
Rush Enterprises, Inc., Class A	205,858,911	11,805,918	(26,634,279)	415,465	(613,884)	190,832,131	3,568,957	1,372,050	—
RXO, Inc.	167,323,315	26,290,958	(13,087,407)	(1,740,441)	(31,988,847)	146,797,578	9,544,706	—	—
Ryman Hospitality Properties, Inc.	338,706,379	29,880,312	(32,581,724)	(25,877)	(7,496,817)	328,482,273	3,666,506	8,328,991	—
S&T Bancorp, Inc.	87,729,250	3,705,156	(8,858,852)	1,313,784	(112,655)	83,776,683	2,228,696	1,576,826	—
Sabre Corp.	67,035,956	3,946,974	(5,630,532)	(1,322,452)	(21,805,884)	42,224,062	23,073,258	—	—
Safety Insurance Group, Inc.	72,362,934	4,797,385	(8,611,463)	854,059	(8,199,584)	61,203,331	865,799	1,604,923	—
Sally Beauty Holdings, Inc.	56,919,801	4,021,224	(10,545,262)	814,356	42,410,675	93,620,794	5,750,663	—	—
Sandisk Corp.(c)	N/A	73,478,754	(33,282,782)	135,492	514,580,781	901,313,259	8,033,095	—	—
Sanmina Corp.	255,909,036	18,386,686	(42,701,459)	18,487,661	106,878,560	356,960,484	3,101,038	—	—

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Sarepta Therapeutics, Inc.	$—	$107,110,647	$(3,609,019)	$(105,562)	$6,032,290	$109,428,356	5,678,690	$—	$—
ScanSource, Inc.	45,391,038	2,925,352	(7,852,718)	898,436	11,802,402	53,164,510	1,208,559	—	—
Scholastic Corp.	29,590,416	1,916,549	(7,069,828)	(4,015,813)	15,512,873	35,934,197	1,312,425	579,846	—
Schrodinger, Inc.	67,630,622	4,816,060	(7,379,148)	(590,430)	1,956,601	66,433,705	3,311,750	—	—
Seacoast Banking Corp. of Florida	135,046,632	9,340,029	(14,045,835)	930,011	22,428,902	153,699,739	5,050,928	1,823,903	—
Sealed Air Corp.	247,726,581	9,087,853	(10,991,831)	(921,382)	57,133,421	302,034,642	8,544,120	3,490,005	—
Select Medical Holdings Corp.	107,886,476	8,607,800	(9,922,133)	3,469,897	(27,688,540)	82,353,500	6,413,824	781,552	—
Semtech Corp.	183,220,661	16,179,405	(28,210,841)	4,575,571	184,496,464	360,261,260	5,042,145	—	—
Sensient Technologies Corp.	194,960,305	16,556,010	(30,021,174)	6,160,284	44,297,947	231,953,372	2,471,533	2,092,536	—
ServisFirst Bancshares, Inc.	256,503,149	14,877,132	(28,527,233)	10,168,841	(17,504,817)	235,517,072	2,924,588	2,039,993	—
Shake Shack, Inc., Class A	218,230,537	18,222,091	(31,006,449)	8,815,666	5,015,368	219,277,213	2,342,455	—	—
Shenandoah Telecommunications Co.(d)	35,644,749	2,541,422	(4,964,408)	(2,731,774)	54,402,690	N/A	N/A	—	—
Signet Jewelers Ltd.	156,134,720	11,932,176	(36,302,368)	16,430,074	81,529,673	229,724,275	2,394,957	1,668,037	—
Simmons First National Corp., Class A	159,654,399	25,947,215	(12,284,938)	(3,334,729)	(8,382,470)	161,599,477	8,429,811	3,423,186	—
Simply Good Foods Co. (The)	196,075,891	10,687,756	(20,363,373)	240,025	(52,994,800)	133,645,499	5,384,589	—	—
Simulations Plus, Inc.(b)	25,097,863	1,349,934	(17,708,896)	(34,431,794)	25,692,893	—	—	—	—
SiTime Corp.(d)	180,685,461	47,112,960	(22,732,633)	7,294,126	(36,384,306)	N/A	N/A	—	—
Six Flags Entertainment Corp.	205,700,472	18,523,234	(17,965,458)	(2,741,812)	(69,798,626)	133,717,810	5,885,467	—	—
SkyWest, Inc.	217,886,626	15,412,540	(29,257,013)	13,664,035	18,751,516	236,457,704	2,350,007	—	—
SL Green Realty Corp.	249,888,429	17,821,154	(28,775,973)	10,263,534	(1,972,629)	247,224,515	4,133,498	6,511,631	—
SM Energy Co.	211,900,054	10,558,120	(19,802,334)	6,313,349	(41,903,808)	167,065,381	6,690,644	2,767,916	—
SolarEdge Technologies, Inc.	57,970,060	6,183,043	(9,355,003)	(3,649,904)	76,517,048	127,665,244	3,450,412	—	—
Sonos, Inc.	78,559,508	5,406,056	(9,278,991)	(3,245,134)	39,552,724	110,994,163	7,024,947	—	—
Southside Bancshares, Inc.	51,250,541	2,307,818	(5,910,331)	(352,199)	(855,117)	46,440,712	1,643,919	1,239,223	—
SpartanNash Co.(b)	43,064,798	3,372,951	(59,697,874)	6,849,972	6,410,153	—	—	887,706	—
Sprinklr, Inc., Class A(d)	58,336,766	5,165,842	(6,264,487)	(853,868)	29,999,618	N/A	N/A	—	—
SPS Commerce, Inc.	311,446,830	17,373,835	(34,629,210)	12,821,448	(77,246,426)	229,766,477	2,206,323	—	—
SPX Technologies, Inc.	369,180,323	60,402,461	(54,845,484)	28,669,935	133,537,449	536,944,684	2,874,744	—	—
STAAR Surgical Co.	53,693,223	4,044,450	(7,662,254)	(2,714,951)	30,030,399	77,390,867	2,880,196	—	—
Standard Motor Products, Inc.	32,395,662	2,980,909	(5,512,929)	(834,669)	20,544,427	49,573,400	1,214,439	770,529	—
Standex International Corp.	118,729,943	9,225,060	(14,955,554)	5,318,482	30,536,310	148,854,241	702,474	460,640	—
Stellar Bancorp, Inc.	81,319,377	4,973,656	(10,604,947)	844,506	6,163,781	82,696,373	2,725,655	779,454	—
Stepan Co.	71,955,608	4,173,678	(6,357,293)	(1,389,060)	(8,131,537)	60,251,396	1,263,132	974,751	—
StepStone Group, Inc., Class A	214,059,693	32,815,347	(23,137,526)	3,345,084	47,611,784	274,694,382	4,206,008	3,624,342	—
Sterling Infrastructure, Inc.	—	287,158,175	(50,450,937)	14,813,721	349,829,151	601,350,110	1,770,343	—	—
Steven Madden Ltd.	118,911,050	6,927,730	(13,073,733)	(1,449,266)	30,293,638	141,609,419	4,229,672	1,812,539	—
Stewart Information Services Corp.	122,484,690	7,167,989	(13,106,346)	5,115,793	(2,119,732)	119,542,394	1,630,420	1,702,630	—
StoneX Group, Inc.	203,338,530	28,209,653	(23,340,118)	14,885,003	49,597,112	272,690,180	2,702,043	—	—
Strategic Education, Inc.	126,275,084	7,016,538	(17,472,210)	(282,973)	2,962,806	118,499,245	1,377,738	1,736,326	—

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Stride, Inc.	$334,565,303	$22,777,011	$(42,170,577)	$20,210,751	$37,777,150	$373,159,638	2,505,436	$—	$—
Sturm Ruger & Co., Inc.	40,788,206	2,653,768	(6,454,332)	(1,964,295)	5,823,804	40,847,151	939,663	338,827	—
Summit Hotel Properties, Inc.	36,263,495	2,326,084	(5,168,738)	(2,936,690)	3,313,332	33,797,483	6,156,190	1,042,938	—
Sun Country Airlines Holdings, Inc.(c)	N/A	11,989,725	(3,888,717)	(935,222)	(15,113,418)	36,609,134	3,099,842	—	—
SunCoke Energy, Inc.	47,979,343	2,792,923	(4,330,465)	626,805	(5,959,032)	41,109,574	5,037,938	1,212,516	—
Sunrun, Inc.	81,281,435	11,245,568	(16,078,381)	(310,806)	156,483,072	232,620,888	13,454,071	—	—
Sunstone Hotel Investors, Inc.	116,890,644	6,126,188	(18,590,814)	(1,894,683)	1,154,742	103,686,077	11,065,750	2,061,550	—
Supernus Pharmaceuticals, Inc.	111,815,050	8,774,015	(14,550,061)	3,118,256	46,819,169	155,976,429	3,263,788	—	—
Sylvamo Corp.(d)	141,432,521	6,075,868	(12,687,393)	2,796,494	(68,941,297)	N/A	N/A	1,863,178	—
Tandem Diabetes Care, Inc.	77,801,039	5,048,687	(6,784,561)	(2,505,608)	(25,397,239)	48,162,318	3,967,242	—	—
Tanger, Inc.	231,284,035	16,599,517	(24,944,800)	9,903,764	(9,943,918)	222,898,598	6,586,838	3,942,068	—
TEGNA, Inc.	181,524,457	10,137,907	(20,879,497)	2,090,464	17,484,286	190,357,617	9,363,385	2,406,390	—
Teleflex, Inc.	396,882,371	18,709,816	(55,331,124)	(6,217,488)	(39,335,857)	314,707,718	2,571,982	1,843,618	—
Telephone & Data Systems, Inc.	233,609,987	15,349,464	(26,303,298)	9,067,058	(6,838,732)	224,884,479	5,731,001	468,258	—
Tennant Co.	93,059,717	5,075,569	(12,201,778)	823,616	253,977	87,011,101	1,073,416	661,627	—
Teradata Corp.	133,022,095	7,374,173	(16,586,684)	(576,788)	(5,106,910)	118,125,886	5,491,673	—	—
Terreno Realty Corp.	390,071,636	31,563,116	(40,357,160)	(818,269)	(39,275,940)	341,183,383	6,012,042	6,132,219	—
TG Therapeutics, Inc.(d)	325,440,394	21,689,614	(33,656,675)	6,132,117	(121,434,513)	N/A	N/A	—	—
Thryv Holdings, Inc.	32,575,625	2,547,931	(3,718,802)	(1,501,492)	(393,226)	29,510,036	2,446,935	—	—
Tidewater, Inc.(c)	N/A	20,428,365	(14,732,245)	(12,233,273)	(85,874,333)	142,580,102	2,673,544	—	—
Tompkins Financial Corp.	48,903,718	2,966,748	(4,685,974)	36,286	2,266,960	49,487,738	747,436	933,974	—
TransMedics Group, Inc.	139,621,744	15,675,373	(25,335,165)	(3,076,180)	95,724,750	222,610,522	1,984,051	—	—
TreeHouse Foods, Inc.	75,670,795	3,915,883	(8,063,565)	(4,371,009)	(14,935,022)	52,217,082	2,583,725	—	—
Tri Pointe Homes, Inc.	184,724,296	10,035,346	(32,279,489)	7,243,348	3,291,416	173,014,917	5,093,168	—	—
Trinity Industries, Inc.	143,111,163	8,800,948	(19,174,346)	894,717	(1,662,867)	131,969,615	4,706,477	2,975,483	—
TripAdvisor, Inc.	96,449,593	13,409,377	(15,519,613)	816,589	14,797,036	109,952,982	6,762,176	—	—
Triumph Financial, Inc.	78,508,122	5,686,497	(7,635,618)	1,590,975	(12,052,891)	66,097,085	1,320,885	—	—
Triumph Group, Inc.(b)	103,301,019	—	(105,991,574)	8,930,964	(6,240,409)	—	—	—	—
TrustCo Bank Corp.	35,879,623	2,651,479	(5,398,640)	130,192	6,522,255	39,784,909	1,096,003	836,933	—
Trustmark Corp.	130,227,445	5,585,030	(15,263,098)	2,279,941	16,084,037	138,913,355	3,507,913	1,757,822	—
TTM Technologies, Inc.	129,316,719	13,316,626	(21,043,705)	10,681,130	214,837,601	347,108,371	6,026,187	—	—
Two Harbors Investment Corp.	85,641,782	4,480,325	(8,335,652)	(4,357,938)	(17,680,156)	59,748,361	6,053,532	5,300,093	—
U.S. Physical Therapy, Inc.	67,531,707	5,174,090	(8,844,824)	(713,941)	11,927,955	75,074,987	883,755	813,332	—
UFP Technologies, Inc.	90,920,984	8,982,611	(9,846,830)	996,478	(1,604,898)	89,448,345	448,138	—	—
Ultra Clean Holdings, Inc.	59,645,776	4,489,697	(6,679,440)	(517,190)	15,994,038	72,932,881	2,676,436	—	—
UniFirst Corp.	161,463,648	9,769,280	(19,421,746)	1,657,232	(7,567,051)	145,901,363	872,668	627,747	—
United Community Banks, Inc.	207,872,739	5,043,152	(15,079,104)	(3,107,601)	25,909,261	220,638,447	7,037,909	3,545,223	—
United Fire Group, Inc.(d)	38,772,542	2,438,341	(3,625,633)	502,998	5,825,886	N/A	N/A	405,531	—
United Natural Foods, Inc.	101,472,500	6,237,007	(11,299,976)	2,753,893	33,569,830	132,733,254	3,528,263	—	—
Uniti Group, Inc.(b)	76,066,991	3,585,561	(72,542,302)	(56,995,766)	49,885,516	—	—	—	—
Unitil Corp.	57,945,336	6,274,412	(5,553,231)	88,448	(9,542,920)	49,212,045	1,028,250	876,569	—
Universal Corp.	85,570,806	5,746,508	(9,160,977)	645,978	(936,116)	81,866,199	1,465,298	2,434,138	—
Universal Health Realty Income Trust	32,267,878	1,905,907	(3,014,485)	(114,973)	(1,335,880)	29,708,447	758,449	1,121,044	—
Upbound Group, Inc.	75,663,572	5,291,607	(7,373,372)	2,963,597	(4,181,861)	72,363,543	3,062,359	3,610,873	—
Urban Edge Properties	147,393,564	6,427,644	(14,691,495)	602,807	10,145,217	149,877,737	7,321,824	2,865,533	—
Veeco Instruments, Inc.	72,023,787	6,865,798	(9,181,382)	1,558,318	35,129,053	106,395,574	3,496,404	—	—

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Veracyte, Inc.	$—	$119,603,687	$(5,749,456)	$902,727	$42,440,490	$157,197,448	4,579,011	$—	$—
Vericel Corp.	136,177,920	9,403,346	(12,104,320)	361,613	(39,909,641)	93,928,918	2,984,713	—	—
Veris Residential, Inc.	84,500,933	4,660,058	(8,828,735)	725,376	(9,303,038)	71,754,594	4,720,697	764,087	—
Veritex Holdings, Inc.	84,250,603	2,401,412	(5,946,894)	(553,232)	28,154,504	108,306,393	3,230,134	2,171,028	—
Verra Mobility Corp., Class A	229,393,445	14,011,516	(34,938,807)	5,558,008	15,664,053	229,688,215	9,299,118	—	—
Vestis Corp.(d)	70,155,152	3,251,174	(6,355,801)	(7,916,360)	65,489,046	N/A	N/A	—	—
Viasat, Inc.(c)	N/A	86,964,019	(8,497,304)	(420,893)	(17,426,757)	228,956,441	7,814,213	—	—
Viavi Solutions, Inc.	153,782,559	9,784,431	(17,704,572)	(9,708)	19,037,330	164,890,040	12,993,699	—	—
Victoria’s Secret & Co.	90,321,505	7,078,549	(12,214,847)	349,995	40,407,642	125,942,844	4,640,488	—	—
Virtu Financial, Inc., Class A	190,449,235	12,244,952	(25,885,527)	5,613,948	(18,151,612)	164,270,996	4,627,352	2,318,275	—
Virtus Investment Partners, Inc.	70,299,611	4,603,063	(11,486,878)	1,675,978	4,970,197	70,061,971	368,689	1,777,615	—
Vishay Intertechnology, Inc.	110,460,766	13,839,945	(9,345,304)	(1,203,828)	(3,701,096)	110,050,483	7,192,842	1,338,952	—
WaFd, Inc.	144,074,524	1,628,250	(15,744,648)	(2,372,314)	10,688,553	138,274,365	4,565,017	2,643,155	—
Walker & Dunlop, Inc.	169,730,934	15,959,844	(15,628,785)	3,263,085	(7,513,057)	165,812,021	1,982,923	2,576,366	—
WD-40 Co.	204,378,792	12,178,250	(23,493,743)	6,180,621	(43,589,065)	155,654,855	787,727	1,537,415	—
Werner Enterprises, Inc.	112,049,470	6,523,717	(15,946,716)	(3,160,813)	(7,945,017)	91,520,641	3,477,228	1,044,148	—
Westamerica BanCorp	83,984,841	4,867,972	(13,329,497)	(1,124,192)	(414,524)	73,984,600	1,479,988	1,462,513	—
Whitestone REIT	40,891,375	2,314,395	(3,972,511)	715,808	(7,113,428)	32,835,639	2,673,912	731,631	—
WillScot Holdings Corp., Class A	317,618,058	17,017,552	(37,480,479)	(4,567,419)	(68,887,153)	223,700,559	10,596,900	1,537,061	—
Winnebago Industries, Inc.	60,500,561	3,800,200	(7,823,728)	(2,164,664)	181,823	54,494,192	1,629,611	1,751,303	—
Wolfspeed, Inc.(b)	29,432,093	494,293	(5,011,681)	(70,725,640)	45,810,935	—	—	—	—
Wolverine World Wide, Inc.	68,857,588	6,936,942	(11,549,800)	1,651,694	63,895,874	129,792,298	4,730,040	976,425	—
World Kinect Corp.	101,838,605	5,560,462	(14,811,660)	(1,473,992)	(7,092,687)	84,020,728	3,237,793	1,336,849	—
WSFS Financial Corp.	188,303,609	3,107,571	(22,832,688)	106,280	6,967,934	175,652,706	3,257,050	1,186,419	—
Xencor, Inc.	46,036,131	2,958,011	(3,758,477)	(2,186,877)	6,637,040	49,685,828	4,235,791	—	—
Xenia Hotels & Resorts, Inc.	74,029,000	4,489,932	(13,847,048)	(4,657,478)	16,364,381	76,378,787	5,566,967	1,602,144	—
Xerox Holdings Corp.(b)	34,557,616	2,417,877	(31,684,862)	(83,465,763)	78,175,132	—	—	174,205	—
XPEL, Inc.	41,181,858	7,251,114	(5,012,849)	(1,105,284)	6,102,154	48,416,993	1,464,076	—	—
Yelp, Inc.	150,701,621	8,653,772	(28,228,722)	1,948,350	(24,451,722)	108,623,299	3,481,516	—	—
Ziff Davis, Inc.	99,313,192	4,834,964	(13,904,762)	(4,352,523)	4,904,172	90,795,043	2,383,072	—	—
Zurn Elkay Water Solutions Corp.	291,319,958	32,145,802	(33,961,309)	1,386,697	117,264,257	408,155,405	8,678,618	1,527,248	—

				$1,593,320,453	$6,318,237,804	$77,743,777,501		$642,332,651	$—

(a)	Formerly the New York Mortgage Trust, Inc.
(b)	As of period end, the entity is no longer held.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	As of period end, the entity was not considered an affiliate.
(e)	Formerly the Berkshire Hills Bancorp, Inc.
(f)	Represents net amount purchased (sold).
(g)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(h)	Formerly the SJW Group.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,589	12/19/25	$195,089	$1,003,093

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adeia, Inc.	Goldman Sachs Bank USA	USD 66,511	08/18/26	0.40%	1D FEDL01	Monthly	$5,578
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	11,241,804	08/19/26	(2.25)%	1D FEDL01	Monthly	518,025
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA	10,604,050	08/19/26	0.40%	1D FEDL01	Monthly	(1,338,756)
Bread Financial Holdings, Inc.	HSBC Bank PLC	49,159,337	02/09/28	0.40%	1D OBFR01	Monthly	(7,347,285)
Caesars Entertainment, Inc.	BNP Paribas S.A.	29,958,801	09/07/27	0.20%	1D OBFR01	Monthly	1,701,527
Caesars Entertainment, Inc.	Goldman Sachs Bank USA	41,206,795	08/18/26	0.40%	1D FEDL01	Monthly	2,348,181
Caesars Entertainment, Inc.	HSBC Bank PLC	65,461,750	02/09/28	0.40%	1D OBFR01	Monthly	3,730,357
Caesars Entertainment, Inc.	Merrill Lynch International	105,821,081	02/15/28	0.40%	1D OBFR01	Monthly	6,054,311
Cathay General Bancorp	Goldman Sachs Bank USA	135,101	08/18/26	0.40%	1D FEDL01	Monthly	(1,969)
Central Pacific Financial Corp.	Goldman Sachs Bank USA	126,301	08/19/26	0.40%	1D FEDL01	Monthly	(663)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	7,189,355	08/19/26	0.40%	1D FEDL01	Monthly	(423,536)
Douglas Emmett, Inc.	HSBC Bank PLC	18,880,521	02/09/28	0.40%	1D OBFR01	Monthly	(1,118,001)
Extreme Networks, Inc.	BNP Paribas S.A.	316,937	09/07/27	0.20%	1D OBFR01	Monthly	(22,427)
Extreme Networks, Inc.	Goldman Sachs Bank USA	42,802,732	08/19/26	0.40%	1D FEDL01	Monthly	(3,167,018)
Extreme Networks, Inc.	JPMorgan Chase Bank N.A.	1,920,149	02/09/26	0.40%	1D OBFR01	Monthly	(89,113)
First BanCorp/Puerto Rico	Goldman Sachs Bank USA	519,583	08/18/26	0.40%	1D FEDL01	Monthly	1,172
Fulton Financial Corp.	Goldman Sachs Bank USA	137,094	08/18/26	0.40%	1D FEDL01	Monthly	(3,163)
Genworth Financial, Inc.	Merrill Lynch International	882,354	02/15/28	0.40%	1D OBFR01	Monthly	(12,664)
Global Net Lease, Inc.	Goldman Sachs Bank USA	1,849,386	08/18/26	0.40%	1D FEDL01	Monthly	(9,055)
Global Net Lease, Inc.	HSBC Bank PLC	20,419,475	02/09/28	0.40%	1D OBFR01	Monthly	(223,571)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA	122,443,302	08/19/26	0.40%	1D FEDL01	Monthly	5,568,512
Jackson Financial, Inc., Class A	HSBC Bank PLC	111,390,082	02/09/28	0.40%	1D OBFR01	Monthly	6,129,647
JBG SMITH Properties	BNP Paribas S.A.	249,608	09/07/27	0.20%	1D OBFR01	Monthly	(15,494)
Lincoln National Corp.	Goldman Sachs Bank USA	11,113,212	08/18/26	0.40%	1D FEDL01	Monthly	(242,543)
Lincoln National Corp.	HSBC Bank PLC	41,012,578	02/09/28	0.40%	1D OBFR01	Monthly	(1,328,382)
Lumen Technologies, Inc.	Goldman Sachs Bank USA	11,268,472	08/18/26	0.40%	1D FEDL01	Monthly	464,921
Lumen Technologies, Inc.	HSBC Bank PLC	29,217,746	02/09/28	0.40%	1D OBFR01	Monthly	5,706,591
Lumen Technologies, Inc.	JPMorgan Chase Bank N.A.	771,768	02/09/26	0.40%	1D OBFR01	Monthly	150,736
MarketAxess Holdings, Inc.	BNP Paribas S.A.	80,779,719	09/07/27	0.20%	1D OBFR01	Monthly	(1,847,780)
MarketAxess Holdings, Inc.	HSBC Bank PLC	251,139,144	02/09/28	0.40%	1D OBFR01	Monthly	(5,743,043)
Moelis & Co., Class A	Goldman Sachs Bank USA	56,833,425	08/19/26	0.40%	1D FEDL01	Monthly	(2,424,324)
Mr. Cooper Group, Inc.	Goldman Sachs Bank USA	1,730,676	08/18/26	0.40%	1D FEDL01	Monthly	(31,077)
Mr. Cooper Group, Inc.	JPMorgan Chase Bank N.A.	74,203	02/09/26	0.40%	1D OBFR01	Monthly	(1,480)
Noble Corp. PLC	BNP Paribas S.A.	76,959,040	09/07/27	0.20%	1D OBFR01	Monthly	93,808
Par Pacific Holdings, Inc.	Goldman Sachs Bank USA	15,637,071	08/19/26	0.40%	1D FEDL01	Monthly	950,682
Payoneer Global, Inc.	Merrill Lynch International	3,047,517	02/15/28	0.40%	1D OBFR01	Monthly	(258,183)
Pitney Bowes, Inc.	Goldman Sachs Bank USA	19,597,469	08/19/26	0.40%	1D FEDL01	Monthly	41,960
Preferred Bank	Goldman Sachs Bank USA	3,059,898	08/18/26	0.40%	1D FEDL01	Monthly	(92,575)
Preferred Bank	HSBC Bank PLC	8,322,654	02/09/28	0.40%	1D OBFR01	Monthly	(440,375)
Provident Financial Services, Inc.	Goldman Sachs Bank USA	1,479,031	08/18/26	0.40%	1D FEDL01	Monthly	(25,397)
Provident Financial Services, Inc.	HSBC Bank PLC	2,454,307	02/09/28	0.40%	1D OBFR01	Monthly	(76,466)
Radian Group, Inc.	Goldman Sachs Bank USA	528,947	08/18/26	0.40%	1D FEDL01	Monthly	5,479
Radian Group, Inc.	JPMorgan Chase Bank N.A.	43,430,660	02/09/26	0.40%	1D OBFR01	Monthly	1,283,908
RadNet, Inc.	Goldman Sachs Bank USA	18,691,766	08/19/26	0.40%	1D FEDL01	Monthly	301,671
RadNet, Inc.	JPMorgan Chase Bank N.A.	18,564,493	02/09/26	0.40%	1D OBFR01	Monthly	1,088,237
SiriusPoint Ltd.	Goldman Sachs Bank USA	19,910,092	08/18/26	0.40%	1D FEDL01	Monthly	(14,765)
SITE Centers Corp.	Goldman Sachs Bank USA	474,201	08/18/26	0.40%	1D FEDL01	Monthly	17,700
SITE Centers Corp.	JPMorgan Chase Bank N.A.	2,427,753	02/09/26	0.40%	1D OBFR01	Monthly	(108,129)
United Community Banks, Inc.	BNP Paribas S.A.	571,802	09/07/27	0.20%	1D OBFR01	Monthly	(7,596)

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
WaFd, Inc.	BNP Paribas S.A.	USD 364,899	09/07/27	0.20%	1D OBFR01	Monthly	$(11,293)
Warrior Met Coal, Inc.	Goldman Sachs Bank USA	375,141	08/18/26	0.40%	1D FEDL01	Monthly	10,199
Warrior Met Coal, Inc.	JPMorgan Chase Bank N.A.	33,521,176	02/09/26	0.40%	1D OBFR01	Monthly	3,234,297

Total long positions of equity swaps							12,981,376

Net dividends and financing fees							(2,312,749)

Total equity swap contracts including dividends and financing fees							$10,668,627

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$39,407,499	$(28,738,872)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,003,093	$—	$—	$—	$1,003,093
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	39,407,499	—	—	—	39,407,499

	$—	$—	$40,410,592	$—	$—	$—	$40,410,592

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$28,738,872	$—	$—	$—	$28,738,872

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$41,725,385	$—	$—	$—	$41,725,385
Swaps	—	—	130,734,850	—	—	—	130,734,850

	$—	$—	$172,460,235	$—	$—	$—	$172,460,235

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(486,072)	$—	$—	$—	$(486,072)
Swaps	—	—	16,468,453	—	—	—	16,468,453

	$—	$—	$15,982,381	$—	$—	$—	$15,982,381

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$181,815,603
Equity swaps:
Average notional value — long	1,058,370,952

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

 Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$289,844	$—
Swaps — OTC(a)	39,407,499	28,738,872

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$39,697,343	$28,738,872

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(289,844)	(2,312,749)

Total derivative assets and liabilities subject to an MNA	$39,407,499	$26,426,123

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas S.A.	$1,795,335	$(1,795,335)	$—	$—	$—
Goldman Sachs Bank USA	10,234,080	(7,774,841)	—	(2,459,239)	—
HSBC Bank PLC	15,566,595	(15,566,595)	—	—	—
JPMorgan Chase Bank N.A.	5,757,178	(198,722)	—	(2,558,000)	3,000,456
Merrill Lynch International	6,054,311	(270,847)	—	—	5,783,464

	$39,407,499	$(25,606,340)	$—	$(5,017,239)	$8,783,920

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas S.A.	$1,904,590	$(1,795,335)	$—	$(109,255)	$—
Goldman Sachs Bank USA	7,774,841	(7,774,841)	—	—	—
HSBC Bank PLC	16,277,123	(15,566,595)	—	—	710,528
JPMorgan Chase Bank N.A.	198,722	(198,722)	—	—	—
Merrill Lynch International	270,847	(270,847)	—	—	—

	$26,426,123	$(25,606,340)	$—	$(109,255)	$710,528

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$84,248,134,230	$—	$10	$84,248,134,240
Short-Term Securities
Money Market Funds	6,243,811,802	—	—	6,243,811,802

	$90,491,946,032	$—	$10	$90,491,946,042

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,003,093	$39,407,499	$—	$40,410,592
Liabilities
Equity Contracts	—	(28,738,872)	—	(28,738,872)

	$1,003,093	$10,668,627	$—	$11,671,720

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.7%
AeroVironment, Inc.(a)	24,706	$7,779,672
ATI, Inc.(a)	105,815	8,606,992
Axon Enterprise, Inc.(a)(b)	60,265	43,248,575
BWX Technologies, Inc.	69,895	12,886,541
Curtiss-Wright Corp.	28,829	15,652,417
General Electric Co.	333,849	100,428,456
Hexcel Corp.	31,240	1,958,748
Howmet Aerospace, Inc.	309,546	60,742,212
Kratos Defense & Security Solutions, Inc.(a)	75,153	6,866,730
RTX Corp.	585,864	98,032,623
TransDigm Group, Inc.	43,275	57,037,316
Woodward, Inc.	46,558	11,765,672

		425,005,954

Automobile Components — 0.0%
Gentex Corp.	72,439	2,050,024

Automobiles — 3.8%
Tesla, Inc.(a)	2,154,739	958,255,528

Banks — 1.7%
Commerce Bancshares, Inc.	54,776	3,273,414
Cullen/Frost Bankers, Inc.	35,000	4,436,950
East West Bancorp, Inc.	106,789	11,367,689
First Financial Bankshares, Inc.	55,223	1,858,254
Glacier Bancorp, Inc.	39,300	1,912,731
Home BancShares, Inc.	58,305	1,650,032
International Bancshares Corp.	29,446	2,024,412
JPMorgan Chase & Co.	1,203,506	379,621,898
Pinnacle Financial Partners, Inc.	38,598	3,620,106
Synovus Financial Corp.	51,251	2,515,399
UMB Financial Corp.	32,922	3,896,319
Western Alliance Bancorp	79,487	6,893,113
Wintrust Financial Corp.	27,792	3,680,772
Zions Bancorp N.A.	46,452	2,628,254

		429,379,343

Beverages — 0.1%
Celsius Holdings, Inc.(a)	78,521	4,514,172
Coca-Cola Consolidated, Inc.	45,060	5,279,230
Monster Beverage Corp.(a)	239,270	16,105,264

		25,898,666

Biotechnology — 1.2%
AbbVie, Inc.	569,716	131,912,043
Amgen, Inc.	177,757	50,163,025
Cytokinetics, Inc.(a)	46,026	2,529,589
Exelixis, Inc.(a)	205,805	8,499,747
Halozyme Therapeutics, Inc.(a)	89,828	6,587,986
Incyte Corp.(a)	74,764	6,340,735
Neurocrine Biosciences, Inc.(a)	77,269	10,847,022
Roivant Sciences Ltd.(a)	332,865	5,036,247
United Therapeutics Corp.(a)	34,969	14,659,354
Vertex Pharmaceuticals, Inc.(a)	196,885	77,108,041

		313,683,789

Broadline Retail — 3.9%
Amazon.com, Inc.(a)	4,322,279	949,042,800
eBay, Inc.	235,099	21,382,254
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,345	3,639,498

		974,064,552

Building Products — 0.6%
AAON, Inc.	52,337	4,890,369
Advanced Drainage Systems, Inc.	26,567	3,684,843

Security	Shares	Value
Building Products (continued)
Allegion PLC	34,333	$6,088,957
Builders FirstSource, Inc.(a)(b)	44,728	5,423,270
Carlisle Cos., Inc.	32,736	10,768,834
Carrier Global Corp.	297,444	17,757,407
Lennox International, Inc.	24,436	12,935,441
Masco Corp.	66,048	4,649,119
Owens Corning	64,133	9,072,254
Simpson Manufacturing Co., Inc.	21,684	3,631,203
Trane Technologies PLC	170,850	72,091,866
Trex Co., Inc.(a)(b)	40,586	2,097,079

		153,090,642

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	8,791	2,096,038
Ameriprise Financial, Inc.	73,475	36,094,594
Bank of New York Mellon Corp. (The)	292,446	31,864,916
Carlyle Group, Inc. (The)	73,997	4,639,612
Coinbase Global, Inc., Class A(a)	85,082	28,714,324
Evercore, Inc., Class A	29,623	9,992,430
FactSet Research Systems, Inc.	13,199	3,781,382
Federated Hermes, Inc., Class B, NVS	36,101	1,874,725
Hamilton Lane, Inc., Class A	31,070	4,187,925
Houlihan Lokey, Inc., Class A	41,677	8,557,122
Interactive Brokers Group, Inc., Class A	338,300	23,278,423
Intercontinental Exchange, Inc.	228,543	38,504,925
Janus Henderson Group PLC	39,510	1,758,590
Jefferies Financial Group, Inc.	67,011	4,383,860
KKR & Co., Inc., Class A	230,283	29,925,276
Moody’s Corp.	61,609	29,355,456
Morgan Stanley	419,203	66,636,509
Morningstar, Inc.	18,790	4,359,468
MSCI, Inc., Class A	59,423	33,717,204
Nasdaq, Inc.	142,689	12,620,842
Raymond James Financial, Inc.	84,461	14,577,969
Robinhood Markets, Inc., Class A(a)	398,177	57,010,983
S&P Global, Inc.	112,771	54,886,773
SEI Investments Co.	44,319	3,760,467
Stifel Financial Corp.	56,568	6,418,771

		512,998,584

Chemicals — 0.3%
Axalta Coating Systems Ltd.(a)	93,586	2,678,431
Cabot Corp.	24,943	1,896,915
Ecolab, Inc.	95,630	26,189,232
NewMarket Corp.	2,492	2,063,899
RPM International, Inc.	56,962	6,714,681
Scotts Miracle-Gro Co. (The)	13,726	781,696
Sherwin-Williams Co. (The)	101,495	35,143,659

		75,468,513

Commercial Services & Supplies — 0.8%
Brink’s Co. (The)	15,805	1,846,972
Cintas Corp.	263,009	53,985,227
Clean Harbors, Inc.(a)	39,081	9,075,390
Copart, Inc.(a)	682,727	30,702,233
MSA Safety, Inc.	14,109	2,427,736
RB Global, Inc.(b)	142,073	15,395,030
Republic Services, Inc.	155,824	35,758,492
Rollins, Inc.	128,477	7,546,739
Tetra Tech, Inc.	202,617	6,763,355
Veralto Corp.	91,924	9,800,018
Waste Management, Inc.	150,087	33,143,712

		206,444,904

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	791,394	$115,314,020
Ciena Corp.(a)	65,992	9,613,055
F5, Inc.(a)	20,053	6,480,929
Lumentum Holdings, Inc.(a)	33,978	5,528,560
Motorola Solutions, Inc.	127,917	58,495,165

		195,431,729

Construction & Engineering — 0.5%
AECOM	53,855	7,026,462
API Group Corp.(a)	167,861	5,769,383
Comfort Systems U.S.A., Inc.	26,934	22,225,398
EMCOR Group, Inc.	34,383	22,333,134
MasTec, Inc.(a)	47,955	10,205,304
Quanta Services, Inc.(b)	114,756	47,557,181
Valmont Industries, Inc.	11,328	4,392,205

		119,509,067

Construction Materials — 0.2%
Eagle Materials, Inc.	24,922	5,807,823
Knife River Corp.(a)	44,023	3,384,048
Martin Marietta Materials, Inc.	23,991	15,121,047
Vulcan Materials Co.	62,879	19,342,838

		43,655,756

Consumer Finance — 0.7%
American Express Co.	416,787	138,439,970
FirstCash Holdings, Inc.	19,349	3,065,268
SLM Corp.	166,295	4,603,046
Synchrony Financial	285,700	20,298,985

		166,407,269

Consumer Staples Distribution & Retail — 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	48,423	4,515,445
Casey’s General Stores, Inc.	19,761	11,171,288
Costco Wholesale Corp.	340,535	315,209,412
Maplebear, Inc.(a)	65,147	2,394,804
Sprouts Farmers Market, Inc.(a)	76,187	8,289,145
Walmart, Inc.	2,258,115	232,721,332

		574,301,426

Containers & Packaging — 0.1%
AptarGroup, Inc.	28,066	3,751,302
Graphic Packaging Holding Co.	93,799	1,835,646
Packaging Corp. of America	34,598	7,539,942

		13,126,890

Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	30,568	9,838,005
Grand Canyon Education, Inc.(a)	22,151	4,862,588
H&R Block, Inc.	103,265	5,222,111
Service Corp. International	67,050	5,579,901

		25,502,605

Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	43,470	758,986

Electric Utilities — 0.8%
Constellation Energy Corp.	239,898	78,943,235
IDACORP, Inc.	17,194	2,272,187
NextEra Energy, Inc.	1,059,429	79,976,295
NRG Energy, Inc.	148,550	24,057,672
PPL Corp.	296,366	11,012,961

		196,262,350

Electrical Equipment — 1.3%
Acuity, Inc.	23,082	7,949,210
AMETEK, Inc.	83,360	15,671,680

Security	Shares	Value

Electrical Equipment (continued)
Eaton Corp. PLC	298,908	$111,866,319
Emerson Electric Co.	293,860	38,548,555
GE Vernova, Inc.	209,041	128,539,311
Generac Holdings, Inc.(a)	28,846	4,828,820
Hubbell, Inc.	40,819	17,564,824
nVent Electric PLC	123,600	12,191,904

		337,160,623

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	939,124	116,216,595
Belden, Inc.	31,194	3,751,702
Cognex Corp.	52,922	2,397,367
Coherent Corp.(a)	120,355	12,964,640
Crane NXT Co.(b)	15,359	1,030,128
Fabrinet(a)	27,510	10,030,696
Novanta, Inc.(a)	17,871	1,789,781
Trimble, Inc.(a)(b)	80,770	6,594,870
Vontier Corp.	46,145	1,936,706
Zebra Technologies Corp., Class A(a)	17,223	5,117,987

		161,830,472

Energy Equipment & Services — 0.1%
TechnipFMC PLC	315,604	12,450,578
Valaris Ltd.(a)(b)	53,023	2,585,932
Weatherford International PLC	27,784	1,901,259

		16,937,769

Entertainment — 1.7%
Electronic Arts, Inc.	69,145	13,946,547
Live Nation Entertainment, Inc.(a)(b)	121,041	19,778,099
Netflix, Inc.(a)	326,307	391,215,989
TKO Group Holdings, Inc., Class A	52,992	10,702,264
Warner Music Group Corp., Class A	54,185	1,845,541

		437,488,440

Financial Services — 5.3%
Apollo Global Management, Inc.	353,347	47,090,555
Berkshire Hathaway, Inc., Class B(a)	689,955	346,867,977
Block, Inc., Class A(a)(b)	156,137	11,284,021
Corpay, Inc.(a)	54,208	15,615,156
Equitable Holdings, Inc.	49,865	2,532,145
Euronet Worldwide, Inc.(a)	18,960	1,664,878
Fiserv, Inc.(a)	417,415	53,817,316
Jack Henry & Associates, Inc.	23,773	3,540,513
Mastercard, Inc., Class A	633,858	360,544,769
MGIC Investment Corp.	88,738	2,517,497
PayPal Holdings, Inc.(a)	491,530	32,962,002
Shift4 Payments, Inc., Class A(a)(b)	51,664	3,998,793
Visa, Inc., Class A	1,304,340	445,275,589
Voya Financial, Inc.	38,857	2,906,503
WEX, Inc.(a)(b)	18,972	2,988,659

		1,333,606,373

Food Products — 0.0%
Ingredion, Inc.	22,440	2,740,149
Marzetti Co. (The)	6,944	1,199,854
Pilgrim’s Pride Corp.	32,295	1,315,052
Post Holdings, Inc.(a)	19,888	2,137,562

		7,392,617

Ground Transportation — 0.8%
CSX Corp.	658,489	23,382,944
Old Dominion Freight Line, Inc.	64,859	9,130,850
Ryder System, Inc.	16,838	3,176,320
Saia, Inc.(a)	20,697	6,195,854

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Uber Technologies, Inc.(a)(b)	1,601,342	$156,883,476
XPO, Inc.(a)(b)	44,765	5,786,772

		204,556,216

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	1,137,796	111,083,023
Dexcom, Inc.(a)	131,054	8,818,624
Globus Medical, Inc., Class A(a)	88,452	5,065,646
Haemonetics Corp.(a)	22,808	1,111,662
Insulet Corp.(a)	54,563	16,845,235
Intuitive Surgical, Inc.(a)	275,253	123,101,399
Lantheus Holdings, Inc.(a)	54,201	2,779,969
LivaNova PLC(a)	17,323	907,379
Masimo Corp.(a)	34,614	5,107,296
Penumbra, Inc.(a)	19,508	4,941,767
ResMed, Inc.	112,412	30,770,537
Stryker Corp.	140,014	51,758,975

		362,291,512

Health Care Providers & Services — 0.3%
Chemed Corp.	5,190	2,323,771
DaVita, Inc.(a)	27,449	3,647,149
Encompass Health Corp.	55,735	7,079,460
Ensign Group, Inc. (The)	44,134	7,625,031
HCA Healthcare, Inc.(b)	74,216	31,630,859
HealthEquity, Inc.(a)	67,943	6,438,958
Hims & Hers Health, Inc., Class A(a)(b)	158,755	9,004,583
Tenet Healthcare Corp.(a)	41,393	8,404,435

		76,154,246

Health Care REITs — 0.2%
Omega Healthcare Investors, Inc.	91,424	3,859,921
Welltower, Inc.	277,349	49,406,951

		53,266,872

Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	103,672	7,583,607

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	309,317	5,264,575
Park Hotels & Resorts, Inc.	86,045	953,379

		6,217,954

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)(b)	329,499	40,007,769
Booking Holdings, Inc.	24,892	134,398,629
Boyd Gaming Corp.	29,017	2,508,520
Carnival Corp.(a)(b)	833,660	24,101,111
Cava Group, Inc.(a)(b)	59,748	3,609,377
Chipotle Mexican Grill, Inc.(a)	1,029,616	40,350,651
Choice Hotels International, Inc.(b)	15,878	1,697,517
Churchill Downs, Inc.	51,139	4,960,994
Darden Restaurants, Inc.	39,120	7,446,883
Domino’s Pizza, Inc.	10,086	4,354,227
DoorDash, Inc., Class A(a)	284,230	77,307,718
Expedia Group, Inc.	90,738	19,395,247
Hilton Grand Vacations, Inc.(a)(b)	49,355	2,063,533
Hilton Worldwide Holdings, Inc.	180,594	46,853,307
Hyatt Hotels Corp., Class A	33,010	4,685,109
Las Vegas Sands Corp.	237,207	12,759,365
Light & Wonder, Inc., Class A(a)(b)	65,717	5,516,285
Marriott International, Inc., Class A	173,028	45,063,412
Norwegian Cruise Line Holdings Ltd.(a)	351,577	8,659,341
Planet Fitness, Inc., Class A(a)	65,561	6,805,232
Royal Caribbean Cruises Ltd.	193,844	62,724,041
Texas Roadhouse, Inc.	50,444	8,381,271

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	49,985	$2,973,608
Vail Resorts, Inc.	15,590	2,331,796
Wingstop, Inc.(b)	21,729	5,468,755
Wyndham Hotels & Resorts, Inc.	57,635	4,605,036
Wynn Resorts Ltd.	64,834	8,316,257
Yum! Brands, Inc.	87,107	13,240,264

		600,585,255

Household Durables — 0.4%
Garmin Ltd.	125,638	30,934,588
KB Home	29,868	1,900,800
NVR, Inc.(a)	1,409	11,320,836
PulteGroup, Inc.	151,518	20,020,073
Somnigroup International, Inc.	94,368	7,958,054
Toll Brothers, Inc.	75,371	10,411,750
TopBuild Corp.(a)	21,483	8,396,845

		90,942,946

Household Products — 0.1%
Colgate-Palmolive Co.	273,070	21,829,216

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	20,164	1,940,785
Vistra Corp.	244,548	47,911,844

		49,852,629

Industrial REITs — 0.0%
EastGroup Properties, Inc.	19,728	3,339,161
First Industrial Realty Trust, Inc.	57,269	2,947,636

		6,286,797

Insurance — 1.4%
American Financial Group, Inc.	23,369	3,405,331
Aon PLC, Class A	84,421	30,102,840
Arch Capital Group Ltd.	285,415	25,895,703
Arthur J. Gallagher & Co.(b)	88,579	27,436,459
Brown & Brown, Inc.	225,002	21,102,938
Cincinnati Financial Corp.	64,355	10,174,525
Erie Indemnity Co., Class A, NVS	19,264	6,129,034
Hartford Insurance Group, Inc. (The)	118,735	15,838,062
Kinsale Capital Group, Inc.	17,232	7,328,080
Marsh & McLennan Cos., Inc.	166,109	33,475,947
Primerica, Inc.	24,877	6,905,606
Progressive Corp. (The)	450,123	111,157,875
RenaissanceRe Holdings Ltd.	36,131	9,174,745
RLI Corp.	70,513	4,598,858
Ryan Specialty Holdings, Inc., Class A	82,982	4,676,866
W R Berkley Corp.	128,846	9,872,180
Willis Towers Watson PLC	35,942	12,416,164

		339,691,213

Interactive Media & Services — 12.6%
Alphabet, Inc., Class A	4,466,689	1,085,852,096
Alphabet, Inc., Class C, NVS	3,585,775	873,315,501
Meta Platforms, Inc., Class A	1,665,489	1,223,101,812

		3,182,269,409

IT Services — 1.0%
Gartner, Inc.(a)(b)	58,154	15,286,942
GoDaddy, Inc., Class A(a)	106,296	14,544,482
International Business Machines Corp.	715,298	201,828,484
Kyndryl Holdings, Inc.(a)(b)	101,929	3,060,928
Okta, Inc., Class A(a)	130,169	11,936,497
Twilio, Inc., Class A(a)	118,626	11,873,276

		258,530,609

36	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.0%
YETI Holdings, Inc.(a)	27,492	$912,185

Life Sciences Tools & Services — 0.1%
Bruker Corp.	40,280	1,308,697
Illumina, Inc.(a)	61,372	5,828,499
Medpace Holdings, Inc.(a)	17,021	8,751,517
Mettler-Toledo International, Inc.(a)(b)	6,457	7,926,678
Repligen Corp.(a)	17,271	2,308,615
Sotera Health Co.(a)	56,917	895,304
Waters Corp.(a)	21,258	6,373,361

		33,392,671

Machinery — 2.0%
Caterpillar, Inc.	359,746	171,652,804
Chart Industries, Inc.(a)	33,740	6,753,061
Crane Co.	20,464	3,768,241
Cummins, Inc.	105,779	44,677,876
Deere & Co.	85,086	38,906,424
Donaldson Co., Inc.	50,315	4,118,283
Dover Corp.	47,204	7,875,043
Esab Corp.	44,822	5,008,410
Flowserve Corp.	72,183	3,835,805
Graco, Inc.	62,278	5,291,139
Illinois Tool Works, Inc.	83,523	21,779,457
Ingersoll Rand, Inc.	277,705	22,943,987
ITT, Inc.	43,166	7,716,354
Lincoln Electric Holdings, Inc.	24,149	5,695,059
Mueller Industries, Inc.	85,949	8,690,303
PACCAR, Inc.	221,510	21,778,863
Parker-Hannifin Corp.	98,117	74,387,404
Pentair PLC	82,627	9,151,766
RBC Bearings, Inc.(a)	24,023	9,375,937
Toro Co. (The)	30,599	2,331,644
Watts Water Technologies, Inc., Class A	11,032	3,081,017
Westinghouse Air Brake Technologies Corp.	131,261	26,313,893

		505,132,770

Marine Transportation — 0.0%
Kirby Corp.(a)	44,134	3,682,982

Media — 0.1%
EchoStar Corp., Class A(a)(b)	50,956	3,891,000
New York Times Co. (The), Class A	69,195	3,971,793
Trade Desk, Inc. (The), Class A(a)	342,196	16,771,026

		24,633,819

Metals & Mining — 0.1%
Carpenter Technology Corp.	38,790	9,524,496
MP Materials Corp., Class A(a)	45,467	3,049,472
Royal Gold, Inc.	22,457	4,504,425

		17,078,393

Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	179,904	15,014,788

Office REITs — 0.0%
COPT Defense Properties	45,047	1,309,066
Vornado Realty Trust	94,310	3,822,384

		5,131,450

Oil, Gas & Consumable Fuels — 0.5%
Antero Midstream Corp.	130,073	2,528,619
CNX Resources Corp.(a)(b)	111,736	3,588,960
DT Midstream, Inc.	78,687	8,896,352
Matador Resources Co.	60,163	2,703,124
ONEOK, Inc.	272,343	19,872,869
Permian Resources Corp., Class A	503,744	6,447,923

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	82,504	$3,105,451
Targa Resources Corp.	165,234	27,683,304
Texas Pacific Land Corp.(b)	14,619	13,648,883
Viper Energy, Inc., Class A	131,097	5,010,527
Williams Cos., Inc. (The)	487,608	30,889,967

		124,375,979

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	48,419	4,301,544

Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	88,537	4,407,372
American Airlines Group, Inc.(a)	512,417	5,759,567
Delta Air Lines, Inc.	498,078	28,265,926
United Airlines Holdings, Inc.(a)	248,587	23,988,646

		62,421,511

Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	45,804	1,664,975
elf Beauty, Inc.(a)(b)	45,541	6,033,272

		7,698,247

Pharmaceuticals — 1.8%
Eli Lilly & Co.	610,341	465,690,183

Professional Services — 0.6%
Automatic Data Processing, Inc.	177,274	52,029,919
Broadridge Financial Solutions, Inc.	39,982	9,522,513
CACI International, Inc., Class A(a)	9,995	4,985,306
Dayforce, Inc.(a)	122,902	8,466,719
ExlService Holdings, Inc.(a)	127,358	5,607,573
Exponent, Inc.	25,328	1,759,789
Genpact Ltd.	67,006	2,806,881
KBR, Inc.	44,390	2,099,203
Leidos Holdings, Inc.	50,741	9,588,019
Parsons Corp.(a)	41,019	3,401,296
Paychex, Inc.	116,717	14,795,047
Paycom Software, Inc.	37,961	7,901,203
Paylocity Holding Corp.(a)	33,819	5,386,352
TransUnion	149,571	12,531,058
Verisk Analytics, Inc.	47,799	12,021,927

		152,902,805

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	225,079	35,463,447
Jones Lang LaSalle, Inc.(a)	19,582	5,840,919

		41,304,366

Residential REITs — 0.2%
American Homes 4 Rent, Class A	97,504	3,242,008
AvalonBay Communities, Inc.	48,272	9,324,702
Camden Property Trust	42,080	4,493,302
Equity LifeStyle Properties, Inc.	75,656	4,592,319
Essex Property Trust, Inc.	23,875	6,390,383
Independence Realty Trust, Inc.	113,602	1,861,937
Mid-America Apartment Communities, Inc.	37,054	5,177,555
UDR, Inc.	104,522	3,894,490

		38,976,696

Retail REITs — 0.2%
Agree Realty Corp.	34,075	2,420,688
Brixmor Property Group, Inc.	133,580	3,697,495
Kite Realty Group Trust	72,511	1,616,995
Simon Property Group, Inc.	250,687	47,046,429

		54,781,607

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 19.6%
Allegro MicroSystems, Inc.(a)	33,472	$977,382
Applied Materials, Inc.	258,829	52,992,649
Broadcom, Inc.	3,611,649	1,191,519,122
Cirrus Logic, Inc.(a)	24,037	3,011,596
Entegris, Inc.	61,184	5,657,073
First Solar, Inc.(a)(b)	44,127	9,731,327
KLA Corp.	101,331	109,295,617
Lattice Semiconductor Corp.(a)	52,420	3,843,434
MACOM Technology Solutions Holdings, Inc.(a)	49,180	6,122,418
MKS, Inc.	21,584	2,671,452
Monolithic Power Systems, Inc.	36,775	33,856,536
NVIDIA Corp.	18,735,913	3,495,746,647
NXP Semiconductors NV(b)	77,427	17,632,451
Onto Innovation, Inc.(a)	21,537	2,783,011
Power Integrations, Inc.	14,670	589,881
Rambus, Inc.(a)(b)	82,899	8,638,076
Silicon Laboratories, Inc.(a)	11,631	1,525,173
Universal Display Corp.	15,749	2,262,029

		4,948,855,874

Software — 13.7%
Adobe, Inc.(a)	136,789	48,252,320
Appfolio, Inc., Class A(a)	17,897	4,933,487
AppLovin Corp., Class A(a)	207,868	149,361,473
Autodesk, Inc.(a)	164,305	52,194,769
Blackbaud, Inc.(a)	15,544	999,635
Cadence Design Systems, Inc.(a)	115,059	40,415,624
Commvault Systems, Inc.(a)	33,649	6,352,258
Crowdstrike Holdings, Inc., Class A(a)	191,409	93,863,145
Datadog, Inc., Class A(a)	248,321	35,360,910
Docusign, Inc.(a)	154,811	11,160,325
Dropbox, Inc., Class A(a)	85,331	2,577,850
Dynatrace, Inc.(a)	232,898	11,283,908
Fair Isaac Corp.(a)	18,432	27,584,041
Fortinet, Inc.(a)	500,139	42,051,687
Gen Digital, Inc.	245,727	6,976,190
Guidewire Software, Inc.(a)	65,051	14,952,623
Intuit, Inc.	214,188	146,271,127
Manhattan Associates, Inc.(a)	46,149	9,459,622
Microsoft Corp.	2,968,006	1,537,278,708
Nutanix, Inc., Class A(a)	205,854	15,313,479
Oracle Corp.	1,272,524	357,884,650
Palantir Technologies, Inc., Class A(a)	1,746,317	318,563,147
Palo Alto Networks, Inc.(a)	512,901	104,436,902
Pegasystems, Inc.	69,427	3,992,052
PTC, Inc.(a)(b)	43,442	8,819,595
Qualys, Inc.(a)	16,246	2,149,833
Salesforce, Inc.	734,057	173,971,509
ServiceNow, Inc.(a)	159,721	146,988,042
Synopsys, Inc.(a)(b)	73,891	36,457,080
Tyler Technologies, Inc.(a)	33,401	17,474,067
Workday, Inc., Class A(a)(b)	77,974	18,770,681

		3,446,150,739

Specialized REITs — 0.4%
CubeSmart	96,719	3,932,595
Equinix, Inc.	35,297	27,646,022
Extra Space Storage, Inc.	73,871	10,411,379
Gaming & Leisure Properties, Inc.	91,624	4,270,595
Iron Mountain, Inc.	226,202	23,059,032
Lamar Advertising Co., Class A	41,505	5,081,042

Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust	53,702	$1,622,874
Public Storage	121,232	35,017,863

		111,041,402

Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A(a)	37,030	3,167,917
AutoZone, Inc.(a)	12,854	55,146,745
Bath & Body Works, Inc.	85,774	2,209,538
Burlington Stores, Inc.(a)	47,829	12,172,480
Chewy, Inc., Class A(a)	170,839	6,910,438
Dick’s Sporting Goods, Inc.	30,212	6,713,711
Floor & Decor Holdings, Inc., Class A(a)(b)	46,944	3,459,773
GameStop Corp., Class A(a)(b)	139,255	3,798,876
Home Depot, Inc. (The)	336,132	136,197,325
Murphy U.S.A., Inc.	13,366	5,189,483
O’Reilly Automotive, Inc.(a)	651,512	70,239,509
RH(a)(b)	5,858	1,190,111
TJX Cos., Inc. (The)	505,415	73,052,684
Tractor Supply Co.	219,729	12,495,988
Valvoline, Inc.(a)	98,179	3,525,608
Williams-Sonoma, Inc.	94,304	18,431,717

		413,901,903

Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	5,241,906	1,334,746,525
Dell Technologies, Inc., Class C	109,621	15,540,969
NetApp, Inc.	72,195	8,552,220
Pure Storage, Inc., Class A(a)	238,405	19,980,723
Super Micro Computer, Inc.(a)(b)	384,934	18,453,736

		1,397,274,173

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(a)	43,527	3,636,681
Deckers Outdoor Corp.(a)	113,915	11,547,563
Lululemon Athletica, Inc.(a)	39,440	7,017,559
Ralph Lauren Corp., Class A	29,697	9,311,791
Tapestry, Inc.	160,748	18,199,889

		49,713,483

Tobacco — 0.6%
Altria Group, Inc.	593,349	39,196,635
Philip Morris International, Inc.	645,416	104,686,475

		143,883,110

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	29,336	7,658,163
Core & Main, Inc., Class A(a)(b)	92,047	4,954,890
Fastenal Co.	502,296	24,632,596
GATX Corp.	17,600	3,076,480
United Rentals, Inc.	49,411	47,170,705
Watsco, Inc.	16,795	6,790,219
WW Grainger, Inc.	34,041	32,439,711

		126,722,764

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	196,365	47,005,854

Total Long-Term Investments — 99.9% (Cost: $15,101,800,238)		25,207,752,650

38	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	198,741,849	$198,841,220
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	16,264,293	16,264,293

Total Short-Term Securities — 0.9% (Cost: $215,063,189)		215,105,513

Total Investments — 100.8% (Cost: $15,316,863,427)		25,422,858,163
Liabilities in Excess of Other Assets — (0.8)%		(195,333,955)

Net Assets — 100.0%		$25,227,524,208

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash
Funds: Institutional, SL
Agency Shares	$187,239,641	$11,596,005	(a)	$—		$(3,040)	$8,614	$198,841,220	198,741,849	$198,717	(b)	$—
BlackRock Cash
Funds: Treasury, SL
Agency Shares	26,360,483	—		(10,096,190	)(a)	—	—	16,264,293	16,264,293	474,587		—

						$(3,040)	$8,614	$215,105,513		$673,304		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	21	12/19/25	$10,459	$273,384
S&P 500 E-Mini Index	11	12/19/25	3,706	49,666

				$323,050

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$323,050	$—	$—	$—	$323,050

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,149,519	$—	$—	$—	$5,149,519

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$313,643	$—	$—	$—	$313,643

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,922,060

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$25,207,752,650	$—	$—	$25,207,752,650
Short-Term Securities
Money Market Funds	215,105,513	—	—	215,105,513

	$25,422,858,163	$—	$—	$25,422,858,163

Derivative Financial Instruments(a)
Assets
Equity Contracts	$323,050	$—	$—	$323,050

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)(a)	630,867	$136,160,025
General Dynamics Corp.	210,870	71,906,670
General Electric Co.	522,830	157,277,721
Hexcel Corp.	33,868	2,123,524
Huntington Ingalls Industries, Inc.	32,528	9,365,136
Kratos Defense & Security Solutions, Inc.(a)	59,152	5,404,718
L3Harris Technologies, Inc.	156,725	47,865,382
Lockheed Martin Corp.	171,372	85,550,616
Northrop Grumman Corp.	112,322	68,440,041
RTX Corp.	480,689	80,433,690
Textron, Inc.	148,640	12,558,594

		677,086,117

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	98,771	13,077,280
Expeditors International of Washington, Inc.	114,355	14,018,780
FedEx Corp.	181,095	42,704,012
GXO Logistics, Inc.(a)	94,752	5,011,433
United Parcel Service, Inc., Class B	615,862	51,442,953

		126,254,458

Automobile Components — 0.2%
Aptiv PLC(a)	182,036	15,695,144
Autoliv, Inc.	59,915	7,399,502
Gentex Corp.	111,305	3,149,932
Goodyear Tire & Rubber Co. (The)(a)	238,399	1,783,225
Lear Corp.	45,584	4,586,206
Visteon Corp.	22,792	2,731,849

		35,345,858

Automobiles — 0.4%
Ford Motor Co.	3,268,928	39,096,379
General Motors Co.	794,341	48,430,971
Harley-Davidson, Inc.	101,399	2,829,032
Thor Industries, Inc.	44,551	4,619,493

		94,975,875

Banks — 6.1%
Associated Banc-Corp.	138,048	3,549,214
Bank of America Corp.	5,690,145	293,554,580
Bank OZK	86,542	4,411,911
Cadence Bank	42,877	1,609,603
Citigroup, Inc.	1,535,874	155,891,211
Citizens Financial Group, Inc.	363,818	19,340,565
Columbia Banking System, Inc.	250,318	6,443,185
Comerica, Inc.	109,895	7,530,005
Commerce Bancshares, Inc.	45,806	2,737,367
Cullen/Frost Bankers, Inc.	16,815	2,131,638
Fifth Third Bancorp	555,702	24,756,524
First Financial Bankshares, Inc.	49,414	1,662,781
First Horizon Corp.	423,422	9,573,571
Flagstar Financial, Inc.(b)	252,997	2,922,115
FNB Corp.	297,872	4,798,718
Glacier Bancorp, Inc.	53,801	2,618,495
Hancock Whitney Corp.	73,081	4,575,601
Home BancShares, Inc.	95,039	2,689,604
Huntington Bancshares, Inc.	1,233,416	21,301,094
International Bancshares Corp.	15,369	1,056,619
JPMorgan Chase & Co.	987,332	311,434,133
KeyCorp	777,598	14,533,307
M&T Bank Corp.	130,339	25,757,593
Old National Bancorp	290,990	6,387,230
Pinnacle Financial Partners, Inc.	23,619	2,215,226

Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	329,804	$66,267,518
Prosperity Bancshares, Inc.	81,395	5,400,558
Regions Financial Corp.	749,802	19,772,279
Southstate Bank Corp.	84,406	8,345,221
Synovus Financial Corp.	61,473	3,017,095
Texas Capital Bancshares, Inc.(a)	39,344	3,325,748
Truist Financial Corp.	1,081,205	49,432,693
U.S. Bancorp	1,299,516	62,805,608
UMB Financial Corp.	26,000	3,077,100
United Bankshares, Inc.	118,729	4,417,906
Valley National Bancorp	401,587	4,256,822
Webster Financial Corp.	140,572	8,355,600
Wells Fargo & Co.	2,675,558	224,265,272
Wintrust Financial Corp.	28,220	3,737,457
Zions Bancorp N.A.	75,778	4,287,519

		1,404,246,286

Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A, NVS(a)	7,276	1,538,292
Brown-Forman Corp., Class B, NVS	144,336	3,908,619
Celsius Holdings, Inc.(a)	46,994	2,701,685
Coca-Cola Co. (The)	3,234,632	214,520,794
Constellation Brands, Inc., Class A	119,114	16,041,082
Keurig Dr. Pepper, Inc.	1,135,157	28,957,855
Molson Coors Beverage Co., Class B	141,443	6,400,296
Monster Beverage Corp.(a)	333,035	22,416,586
PepsiCo, Inc.	1,143,583	160,604,797

		457,090,006

Biotechnology — 2.1%
AbbVie, Inc.	855,663	198,120,211
Amgen, Inc.	256,558	72,400,668
Biogen, Inc.(a)	121,437	17,010,895
BioMarin Pharmaceutical, Inc.(a)	161,757	8,760,759
Cytokinetics, Inc.(a)	49,220	2,705,131
Gilead Sciences, Inc.	1,035,180	114,904,980
Incyte Corp.(a)	56,394	4,782,775
Moderna, Inc.(a)	291,786	7,536,832
Regeneron Pharmaceuticals, Inc.	85,020	47,804,196

		474,026,447

Broadline Retail — 3.3%
Amazon.com, Inc.(a)	3,403,627	747,334,380
eBay, Inc.	127,196	11,568,476
Macy’s, Inc.	231,309	4,147,370
Ollie’s Bargain Outlet Holdings, Inc.(a)	20,921	2,686,257

		765,736,483

Building Products — 0.5%
A. O. Smith Corp.	95,505	7,011,022
Advanced Drainage Systems, Inc.	30,447	4,222,999
Allegion PLC	34,072	6,042,669
Builders FirstSource, Inc.(a)	44,007	5,335,849
Carrier Global Corp.	346,573	20,690,408
Fortune Brands Innovations, Inc.	98,975	5,284,275
Johnson Controls International PLC	545,927	60,024,674
Masco Corp.	103,250	7,267,767
Simpson Manufacturing Co., Inc.	11,815	1,978,540
Trex Co., Inc.(a)	45,341	2,342,769
UFP Industries, Inc.	48,677	4,550,813

		124,751,785

Capital Markets — 5.2%
Affiliated Managers Group, Inc.	13,787	3,287,234
Bank of New York Mellon Corp. (The)	270,644	29,489,370

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.(c)	120,132	$140,058,295
Blackstone, Inc., Class A, NVS	616,343	105,302,202
Carlyle Group, Inc. (The)	136,888	8,582,878
Cboe Global Markets, Inc.	87,683	21,504,256
Charles Schwab Corp. (The)	1,424,516	135,998,543
CME Group, Inc., Class A	300,587	81,215,602
Coinbase Global, Inc., Class A(a)	96,225	32,474,975
FactSet Research Systems, Inc.	17,519	5,019,018
Federated Hermes, Inc., Class B, NVS	26,240	1,362,643
Franklin Resources, Inc.	258,071	5,969,182
Goldman Sachs Group, Inc. (The)	252,855	201,361,079
Intercontinental Exchange, Inc.	229,026	38,586,301
Invesco Ltd.	373,884	8,576,899
Janus Henderson Group PLC	63,839	2,841,474
Jefferies Financial Group, Inc.	63,585	4,159,731
KKR & Co., Inc., Class A	320,513	41,650,664
Moody’s Corp.	61,983	29,533,660
Morgan Stanley	556,722	88,496,529
Nasdaq, Inc.	223,145	19,737,175
Northern Trust Corp.	159,554	21,475,968
Raymond James Financial, Inc.	56,237	9,706,506
Robinhood Markets, Inc., Class A(a)	213,116	30,513,949
S&P Global, Inc.	138,166	67,246,774
SEI Investments Co.	30,299	2,570,870
State Street Corp.	236,361	27,420,240
Stifel Financial Corp.	24,940	2,829,942
T Rowe Price Group, Inc.	182,049	18,685,509

		1,185,657,468

Chemicals — 2.1%
Air Products & Chemicals, Inc.	185,655	50,631,831
Albemarle Corp.	97,812	7,930,597
Ashland, Inc.	36,718	1,759,159
Avient Corp.	76,785	2,530,066
Axalta Coating Systems Ltd.(a)	81,827	2,341,889
Cabot Corp.	19,790	1,505,029
CF Industries Holdings, Inc.	135,497	12,154,081
Corteva, Inc.	568,501	38,447,723
Dow, Inc.	590,752	13,545,943
DuPont de Nemours, Inc.	348,057	27,113,640
Eastman Chemical Co.	96,674	6,095,296
Ecolab, Inc.	108,630	29,749,412
International Flavors & Fragrances, Inc.	213,000	13,108,020
Linde PLC	391,244	185,840,900
LyondellBasell Industries NV, Class A	217,425	10,662,522
Mosaic Co. (The)	265,613	9,211,459
NewMarket Corp.	3,533	2,926,066
Olin Corp.	95,812	2,394,342
PPG Industries, Inc.	189,652	19,934,322
RPM International, Inc.	46,267	5,453,954
Scotts Miracle-Gro Co. (The)	22,394	1,275,338
Sherwin-Williams Co. (The)	83,599	28,946,990
Westlake Corp.	28,718	2,213,009

		475,771,588

Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	17,475	2,042,129
MSA Safety, Inc.	15,324	2,636,801
Rollins, Inc.	99,518	5,845,687
Veralto Corp.	107,312	11,440,532
Waste Management, Inc.	145,337	32,094,770

		54,059,919

Security	Shares	Value
Communications Equipment — 1.1%
Ciena Corp.(a)	48,236	$7,026,538
Cisco Systems, Inc.	3,307,490	226,298,466
F5, Inc.(a)	25,593	8,271,401
Lumentum Holdings, Inc.(a)(b)	21,273	3,461,330

		245,057,735

Construction & Engineering — 0.1%
AECOM	52,799	6,888,686
API Group Corp.(a)	125,161	4,301,784
Fluor Corp.(a)	137,621	5,789,715
Valmont Industries, Inc.	4,566	1,770,375

		18,750,560

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24,019	15,138,695
Vulcan Materials Co.	41,699	12,827,447

		27,966,142

Consumer Finance — 0.5%
Ally Financial, Inc.	232,986	9,133,051
Capital One Financial Corp.	533,521	113,415,894
FirstCash Holdings, Inc.	11,132	1,763,532

		124,312,477

Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	335,813	5,880,086
BJ’s Wholesale Club Holdings, Inc.(a)	58,791	5,482,261
Casey’s General Stores, Inc.	9,466	5,351,319
Dollar General Corp.	182,725	18,884,629
Dollar Tree, Inc.(a)(b)	161,898	15,278,314
Kroger Co. (The)	507,477	34,209,024
Maplebear, Inc.(a)	83,067	3,053,543
Performance Food Group Co.(a)	129,795	13,503,872
Sysco Corp.	398,367	32,801,539
Target Corp.	380,902	34,166,909
U.S. Foods Holding Corp.(a)(b)	187,856	14,393,527
Walmart, Inc.	1,210,848	124,789,995

		307,795,018

Containers & Packaging — 0.5%
Amcor PLC	1,915,178	15,666,156
AptarGroup, Inc.	26,171	3,498,016
Avery Dennison Corp.	65,299	10,589,539
Ball Corp.	227,079	11,449,323
Crown Holdings, Inc.	95,354	9,210,243
Graphic Packaging Holding Co.	153,558	3,005,130
Greif, Inc., Class A, NVS	21,980	1,313,525
International Paper Co.	441,311	20,476,830
Packaging Corp. of America	37,065	8,077,575
Silgan Holdings, Inc.	74,075	3,185,966
Smurfit WestRock PLC	435,591	18,543,109
Sonoco Products Co.	82,254	3,544,325

		108,559,737

Distributors — 0.1%
Genuine Parts Co.	115,701	16,036,159
LKQ Corp.	216,873	6,623,301
Pool Corp.	27,399	8,495,608

		31,155,068

Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,800	3,296,468
Service Corp. International	46,797	3,894,446

		7,190,914

Diversified REITs — 0.1%
WP Carey, Inc.	182,526	12,333,282

42	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services — 1.5%
AT&T Inc.	5,965,538	$168,466,793
Frontier Communications Parent, Inc.(a)	208,861	7,800,958
Iridium Communications, Inc.	49,086	857,042
Verizon Communications, Inc.	3,522,263	154,803,459

		331,928,252

Electric Utilities — 2.3%
ALLETE, Inc.	47,241	3,136,802
Alliant Energy Corp.	213,671	14,403,562
American Electric Power Co., Inc.	447,174	50,307,075
Duke Energy Corp.	650,344	80,480,070
Edison International	321,327	17,762,957
Entergy Corp.	373,092	34,768,443
Evergy, Inc.	190,773	14,502,563
Eversource Energy	309,643	22,028,003
Exelon Corp.	843,684	37,974,217
FirstEnergy Corp.	433,570	19,866,177
IDACORP, Inc.	26,290	3,474,224
NextEra Energy, Inc.	567,468	42,838,159
OGE Energy Corp.	167,260	7,739,120
PG&E Corp.	1,830,373	27,602,025
Pinnacle West Capital Corp.	99,818	8,949,682
Portland General Electric Co.	92,763	4,081,572
PPL Corp.	300,295	11,158,962
Southern Co. (The)	919,323	87,124,241
TXNM Energy, Inc.	78,725	4,451,899
Xcel Energy, Inc.	493,435	39,795,533

		532,445,286

Electrical Equipment — 0.4%
AMETEK, Inc.	102,127	19,199,876
Emerson Electric Co.	150,316	19,718,453
EnerSys	30,615	3,458,270
Generac Holdings, Inc.(a)	18,810	3,148,794
NEXTracker, Inc., Class A(a)	123,447	9,133,844
Regal Rexnord Corp.	55,269	7,927,785
Rockwell Automation, Inc.	93,832	32,797,099
Sensata Technologies Holding PLC	125,169	3,823,913

		99,208,034

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.(a)	42,109	5,095,189
Avnet, Inc.	69,072	3,611,084
CDW Corp.	109,634	17,462,503
Cognex Corp.	81,789	3,705,042
Corning, Inc.	650,342	53,347,554
Crane NXT Co.	24,887	1,669,171
Flex Ltd.(a)	313,100	18,150,407
IPG Photonics Corp.(a)(b)	21,989	1,741,309
Jabil, Inc.	89,788	19,499,260
Keysight Technologies, Inc.(a)	143,322	25,069,884
Littelfuse, Inc.	20,875	5,406,834
Novanta, Inc.(a)	12,254	1,227,238
TD SYNNEX Corp.	63,987	10,477,871
TE Connectivity PLC	247,162	54,259,474
Teledyne Technologies, Inc.(a)	39,273	23,015,549
Trimble, Inc.(a)	111,485	9,102,750
Vontier Corp.	70,548	2,960,900
Zebra Technologies Corp., Class A(a)	23,643	7,025,754

		262,827,773

Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	822,530	40,073,662
Halliburton Co.	714,656	17,580,538
NOV, Inc.	312,310	4,138,107

Security	Shares	Value
Energy Equipment & Services (continued)
Schlumberger NV	1,244,335	$42,767,794
Weatherford International PLC	30,714	2,101,759

		106,661,860

Entertainment — 1.2%
Electronic Arts, Inc.	113,057	22,803,597
Take-Two Interactive Software, Inc.(a)	144,695	37,383,400
Walt Disney Co. (The)	1,501,648	171,938,696
Warner Bros Discovery, Inc., Class A(a)	2,065,491	40,339,039
Warner Music Group Corp., Class A	67,011	2,282,395

		274,747,127

Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	780,894	392,586,650
Block, Inc., Class A(a)	288,850	20,875,189
Essent Group Ltd.	81,276	5,165,903
Euronet Worldwide, Inc.(a)	14,469	1,270,523
Fidelity National Information Services, Inc.	438,246	28,897,941
Global Payments, Inc.	203,913	16,941,092
Jack Henry & Associates, Inc.	36,793	5,479,581
MGIC Investment Corp.	103,281	2,930,082
PayPal Holdings, Inc.(a)	262,997	17,636,579
Voya Financial, Inc.	38,178	2,855,714
Western Union Co. (The)	211,947	1,693,457
WEX, Inc.(a)(b)	8,755	1,379,175

		497,711,886

Food Products — 1.1%
Archer-Daniels-Midland Co.	401,942	24,012,015
Bunge Global SA	116,870	9,495,687
Campbell’s Co. (The)	164,515	5,195,384
Conagra Brands, Inc.	397,808	7,283,864
Darling Ingredients, Inc.(a)	133,094	4,108,612
Flowers Foods, Inc.	186,431	2,432,924
General Mills, Inc.	446,121	22,493,421
Hershey Co. (The)	123,780	23,153,049
Hormel Foods Corp.	242,544	6,000,539
Ingredion, Inc.	31,090	3,796,400
J M Smucker Co. (The)	88,591	9,620,983
Kellanova	223,290	18,314,246
Kraft Heinz Co. (The)	718,306	18,704,688
Lamb Weston Holdings, Inc.	118,428	6,878,298
Marzetti Co. (The)	8,467	1,463,013
McCormick & Co., Inc., NVS	210,271	14,069,233
Mondelez International, Inc., Class A	1,079,964	67,465,351
Post Holdings, Inc.(a)	17,531	1,884,232
Tyson Foods, Inc., Class A	237,396	12,890,603

		259,262,542

Gas Utilities — 0.2%
Atmos Energy Corp.	133,905	22,864,279
National Fuel Gas Co.	76,499	7,066,213
New Jersey Resources Corp.	83,040	3,998,376
ONE Gas, Inc.	50,155	4,059,546
Southwest Gas Holdings, Inc.	53,469	4,188,761
Spire, Inc.	48,381	3,944,019
UGI Corp.	178,604	5,940,369

		52,061,563

Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	13,822	2,219,468
CSX Corp.	839,923	29,825,666
JB Hunt Transport Services, Inc.	63,648	8,539,652
Knight-Swift Transportation Holdings, Inc.	135,835	5,366,841
Landstar System, Inc.	28,309	3,469,551

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Ground Transportation (continued)
Norfolk Southern Corp.	187,184	$56,231,945
Old Dominion Freight Line, Inc.	83,879	11,808,486
Ryder System, Inc.	16,813	3,171,604
Union Pacific Corp.	494,760	116,946,421
XPO, Inc.(a)(b)	49,347	6,379,087

		243,958,721

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,453,300	194,655,002
Align Technology, Inc.(a)	56,878	7,122,263
Baxter International, Inc.	434,222	9,887,235
Becton Dickinson & Co.	238,925	44,719,592
Cooper Cos., Inc. (The)(a)(b)	167,402	11,477,081
DENTSPLY SIRONA, Inc.	165,643	2,102,010
Dexcom, Inc.(a)	187,689	12,629,593
Edwards Lifesciences Corp.(a)	490,427	38,140,508
Envista Holdings Corp.(a)	143,411	2,921,282
GE HealthCare Technologies, Inc.	380,415	28,569,166
Haemonetics Corp.(a)	17,652	860,358
Hologic, Inc.(a)	187,294	12,640,472
IDEXX Laboratories, Inc.(a)	66,928	42,759,630
LivaNova PLC(a)	26,852	1,406,508
Medtronic PLC	1,069,752	101,883,180
Penumbra, Inc.(a)	10,986	2,782,974
Solventum Corp.(a)	123,120	8,987,760
STERIS PLC	82,384	20,385,097
Stryker Corp.	135,210	49,983,081
Zimmer Biomet Holdings, Inc.	165,762	16,327,557

		610,240,349

Health Care Providers & Services — 3.4%
Cardinal Health, Inc.	199,556	31,322,310
Cencora, Inc.	161,726	50,544,227
Centene Corp.(a)	389,257	13,888,690
Chemed Corp.	6,641	2,973,441
Cigna Group (The)	222,841	64,233,918
CVS Health Corp.	1,058,137	79,772,948
Elevance Health, Inc.	187,861	60,701,646
Encompass Health Corp.	24,217	3,076,043
HCA Healthcare, Inc.	56,011	23,871,888
Henry Schein, Inc.(a)	86,012	5,708,616
Humana, Inc.	100,162	26,059,148
Labcorp Holdings, Inc.	69,530	19,959,282
McKesson Corp.	103,796	80,186,562
Molina Healthcare, Inc.(a)(b)	45,318	8,672,053
Option Care Health, Inc.(a)	132,732	3,684,640
Quest Diagnostics, Inc.	92,776	17,681,250
Tenet Healthcare Corp.(a)	28,521	5,790,904
UnitedHealth Group, Inc.	756,313	261,154,879
Universal Health Services, Inc., Class B	47,582	9,727,664

		769,010,109

Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	129,565	10,797,947
Healthcare Realty Trust, Inc.	295,762	5,332,589
Healthpeak Properties, Inc.	585,839	11,218,817
Omega Healthcare Investors, Inc.	146,957	6,204,524
Sabra Health Care REIT, Inc.	196,824	3,668,799
Ventas, Inc.	380,735	26,647,643
Welltower, Inc.	256,672	45,723,550

		109,593,869

Security	Shares	Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	197,370	$3,359,237
Park Hotels & Resorts, Inc.	76,262	844,983

		4,204,220

Hotels, Restaurants & Leisure — 1.4%
Aramark	219,700	8,436,480
Boyd Gaming Corp.	18,657	1,612,898
Cava Group, Inc.(a)(b)	19,140	1,156,247
Darden Restaurants, Inc.	55,780	10,618,281
Domino’s Pizza, Inc.	15,092	6,515,367
Marriott Vacations Worldwide Corp.	23,091	1,536,937
McDonald’s Corp.	596,173	181,171,013
MGM Resorts International(a)	172,936	5,993,962
Starbucks Corp.	947,825	80,185,995
Vail Resorts, Inc.	14,543	2,175,196
Yum! Brands, Inc.	137,486	20,897,872

		320,300,248

Household Durables — 0.4%
DR Horton, Inc.	231,164	39,175,363
KB Home	29,382	1,869,870
Lennar Corp., Class A	189,922	23,937,769
Mohawk Industries, Inc.(a)	43,780	5,644,118
NVR, Inc.(a)	887	7,126,743
Somnigroup International, Inc.	70,518	5,946,783
Taylor Morrison Home Corp., Class A(a)	82,365	5,436,914
Whirlpool Corp.(b)	45,911	3,608,605

		92,746,165

Household Products — 1.7%
Church & Dwight Co., Inc.	202,837	17,774,606
Clorox Co. (The)	103,155	12,719,011
Colgate-Palmolive Co.	378,504	30,257,610
Kimberly-Clark Corp.	277,959	34,561,422
Procter & Gamble Co. (The)	1,955,481	300,459,656

		395,772,305

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	591,946	7,790,009
Ormat Technologies, Inc.	28,963	2,787,689
Talen Energy Corp.(a)	37,935	16,136,790

		26,714,488

Industrial Conglomerates — 0.8%
3M Co.	444,362	68,956,095
Honeywell International, Inc.	529,707	111,503,324

		180,459,419

Industrial REITs — 0.5%
EastGroup Properties, Inc.	22,971	3,888,072
First Industrial Realty Trust, Inc.	51,052	2,627,647
Prologis, Inc.	776,135	88,882,980
Rexford Industrial Realty, Inc.	197,320	8,111,825
STAG Industrial, Inc.	158,246	5,584,501

		109,095,025

Insurance — 2.7%
Aflac, Inc.	401,602	44,858,943
Allstate Corp. (The)	219,739	47,166,976
American Financial Group, Inc.	32,066	4,672,658
American International Group, Inc.	462,201	36,301,267
Aon PLC, Class A	87,998	31,378,327
Arthur J. Gallagher & Co.	117,774	36,479,319
Assurant, Inc.	42,614	9,230,192
Brighthouse Financial, Inc.(a)	49,914	2,649,435
Chubb Ltd.	309,369	87,319,400

44	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	61,553	$9,731,529
CNO Financial Group, Inc.	79,121	3,129,236
Everest Group Ltd.	35,239	12,341,755
Fidelity National Financial, Inc., Class A	213,067	12,888,423
First American Financial Corp.	85,872	5,516,417
Globe Life, Inc.	68,264	9,759,704
Hanover Insurance Group, Inc. (The)	30,161	5,478,142
Hartford Insurance Group, Inc. (The)	105,543	14,078,381
Kemper Corp.	50,180	2,586,779
Loews Corp.	141,904	14,245,743
Marsh & McLennan Cos., Inc.	230,426	46,437,752
MetLife, Inc.	466,065	38,389,774
Old Republic International Corp.	193,884	8,234,254
Principal Financial Group, Inc.	169,130	14,022,568
Prudential Financial, Inc.	294,096	30,509,519
Reinsurance Group of America, Inc.	54,685	10,506,629
Selective Insurance Group, Inc.	51,727	4,193,508
Travelers Cos., Inc. (The)	187,824	52,444,217
Unum Group	130,755	10,170,124
W R Berkley Corp.	113,492	8,695,757
Willis Towers Watson PLC	42,165	14,565,899

		627,982,627

Interactive Media & Services — 0.0%
Match Group, Inc.	203,153	7,175,364
ZoomInfo Technologies, Inc., Class A(a)	244,674	2,669,393

		9,844,757

IT Services — 0.9%
Accenture PLC, Class A	519,673	128,151,362
Akamai Technologies, Inc.(a)	118,972	9,013,319
ASGN, Inc.(a)	37,090	1,756,212
Cognizant Technology Solutions Corp., Class A	407,095	27,303,862
EPAM Systems, Inc.(a)	47,031	7,091,804
Kyndryl Holdings, Inc.(a)(b)	85,149	2,557,024
VeriSign, Inc.	70,323	19,660,201

		195,533,784

Leisure Products — 0.1%
Brunswick Corp.	54,175	3,426,027
Hasbro, Inc.	112,392	8,524,933
Mattel, Inc.(a)	266,982	4,493,307
Polaris, Inc.	44,581	2,591,494
YETI Holdings, Inc.(a)(b)	37,357	1,239,505

		20,275,266

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	237,258	30,452,064
Avantor, Inc.(a)	577,350	7,205,328
Bio-Rad Laboratories, Inc., Class A(a)(b)	15,205	4,263,330
Bio-Techne Corp.	132,612	7,377,206
Bruker Corp.	48,685	1,581,776
Charles River Laboratories International, Inc.(a)(b)	41,056	6,423,622
Danaher Corp.	532,599	105,593,078
Illumina, Inc.(a)	61,255	5,817,388
IQVIA Holdings, Inc.(a)	141,830	26,939,190
Mettler-Toledo International, Inc.(a)	10,115	12,417,275
Repligen Corp.(a)	24,790	3,313,679
Revvity, Inc.	98,598	8,642,115
Sotera Health Co.(a)	81,384	1,280,170
Thermo Fisher Scientific, Inc.(a)	315,412	152,981,128
Waters Corp.(a)	26,757	8,022,016
West Pharmaceutical Services, Inc.	59,719	15,666,085

		397,975,450

Security	Shares	Value
Machinery — 1.3%
AGCO Corp.	51,798	$5,546,012
CNH Industrial NV	728,798	7,907,458
Crane Co.	19,685	3,624,796
Deere & Co.	117,918	53,919,185
Donaldson Co., Inc.	41,544	3,400,376
Dover Corp.	63,533	10,599,210
Flowserve Corp.	33,005	1,753,886
Fortive Corp.	284,210	13,923,448
Graco, Inc.	70,615	5,999,450
IDEX Corp.	63,491	10,333,795
Illinois Tool Works, Inc.	130,820	34,112,623
ITT, Inc.	18,574	3,320,288
Lincoln Electric Holdings, Inc.	19,681	4,641,370
Middleby Corp. (The)(a)	38,936	5,175,763
Nordson Corp.	44,577	10,116,750
Oshkosh Corp.	53,073	6,883,568
Otis Worldwide Corp.	326,959	29,893,861
PACCAR, Inc.	197,884	19,455,955
Pentair PLC	48,626	5,385,816
Snap-on, Inc.	43,750	15,160,688
Stanley Black & Decker, Inc.	128,370	9,541,742
Terex Corp.	54,833	2,812,933
Timken Co. (The)	52,844	3,972,812
Toro Co. (The)	46,970	3,579,114
Watts Water Technologies, Inc., Class A	10,841	3,027,674
Xylem, Inc.	202,583	29,880,993

		303,969,566

Media — 0.8%
Charter Communications, Inc., Class A(a)(b)	77,495	21,319,262
Comcast Corp., Class A	3,072,541	96,539,238
EchoStar Corp., Class A(a)(b)	58,397	4,459,195
Fox Corp., Class A, NVS	176,974	11,159,981
Fox Corp., Class B	123,763	7,090,382
Interpublic Group of Cos., Inc. (The)	311,597	8,696,672
New York Times Co. (The), Class A	61,097	3,506,968
News Corp., Class A, NVS	315,531	9,689,957
News Corp., Class B(b)	103,777	3,585,495
Nexstar Media Group, Inc., Class A	24,392	4,823,274
Omnicom Group, Inc.	162,166	13,221,394
Paramount Skydance Corp., Class B, NVS(b)	257,524	4,872,354

		188,964,172

Metals & Mining — 0.9%
Alcoa Corp.	215,132	7,075,691
Cleveland-Cliffs, Inc.(a)(b)	406,750	4,962,350
Commercial Metals Co.	92,642	5,306,534
Freeport-McMoRan, Inc.	1,202,036	47,143,852
MP Materials Corp., Class A(a)	62,901	4,218,770
Newmont Corp.	916,410	77,262,527
Nucor Corp.	192,843	26,116,727
Reliance, Inc.	44,022	12,362,698
Royal Gold, Inc.	30,591	6,135,943
Steel Dynamics, Inc.	115,362	16,084,924

		206,670,016

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	535,675	10,825,992
Starwood Property Trust, Inc.	290,321	5,623,518

		16,449,510

Multi-Utilities — 1.2%
Ameren Corp.	225,217	23,508,150
Black Hills Corp.	59,603	3,670,949
CenterPoint Energy, Inc.	542,507	21,049,272

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	251,551	$18,428,626
Consolidated Edison, Inc.	301,139	30,270,492
Dominion Energy, Inc.	711,251	43,507,224
DTE Energy Co.	173,768	24,576,008
NiSource, Inc.	392,277	16,985,594
Northwestern Energy Group, Inc.	51,749	3,033,009
Public Service Enterprise Group, Inc.	219,563	18,324,728
Sempra	544,759	49,017,415
WEC Energy Group, Inc.	269,339	30,863,556

		283,235,023

Office REITs — 0.1%
BXP, Inc.	124,239	9,235,927
COPT Defense Properties	44,518	1,293,693
Cousins Properties, Inc.	138,974	4,021,908
Kilroy Realty Corp.	88,480	3,738,280
Vornado Realty Trust	37,325	1,512,782

		19,802,590

Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	141,365	2,748,136
Antero Resources Corp.(a)	244,179	8,194,647
APA Corp.	295,993	7,186,710
Chevron Corp.	1,607,249	249,589,697
Chord Energy Corp.	48,351	4,804,639
Civitas Resources, Inc.	72,726	2,363,595
ConocoPhillips	1,042,004	98,563,158
Coterra Energy, Inc.	637,801	15,083,994
Devon Energy Corp.	529,628	18,568,758
Diamondback Energy, Inc.	156,264	22,361,378
EOG Resources, Inc.	455,266	51,044,424
EQT Corp.	520,662	28,339,633
Expand Energy Corp.	198,654	21,105,001
Exxon Mobil Corp.	3,559,870	401,375,342
HF Sinclair Corp.	133,940	7,010,420
Kinder Morgan, Inc.	1,631,434	46,185,896
Marathon Petroleum Corp.	253,611	48,880,984
Matador Resources Co.	34,561	1,552,826
Murphy Oil Corp.	112,870	3,206,637
Occidental Petroleum Corp.	599,555	28,328,974
ONEOK, Inc.	230,153	16,794,264
Ovintiv, Inc.	213,921	8,638,130
PBF Energy, Inc., Class A	68,536	2,067,731
PetroCorp Escrow(a)(d)	190	—
Phillips 66	337,180	45,863,224
Range Resources Corp.	106,404	4,005,046
Valero Energy Corp.	259,200	44,131,392
Williams Cos., Inc. (The)	490,276	31,058,985

		1,219,053,621

Passenger Airlines — 0.1%
Southwest Airlines Co.	438,178	13,982,260

Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	58,500	2,126,475
Coty, Inc., Class A(a)	319,661	1,291,430
Estee Lauder Cos., Inc. (The), Class A	194,141	17,107,705
Kenvue, Inc.	1,604,676	26,043,892

		46,569,502

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,697,410	76,553,191
Elanco Animal Health, Inc.(a)	415,301	8,364,162
Jazz Pharmaceuticals PLC(a)	50,192	6,615,306
Johnson & Johnson	2,010,998	372,879,249

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	2,083,854	$174,897,866
Perrigo Co. PLC	113,641	2,530,785
Pfizer, Inc.	4,752,519	121,094,184
Viatris, Inc.	970,939	9,612,296
Zoetis, Inc., Class A	371,076	54,295,841

		826,842,880

Professional Services — 0.7%
Automatic Data Processing, Inc.	145,961	42,839,554
Broadridge Financial Solutions, Inc.	54,532	12,987,886
CACI International, Inc., Class A(a)	7,174	3,578,248
Concentrix Corp.	39,411	1,818,818
Equifax, Inc.	103,970	26,671,424
Exponent, Inc.	17,507	1,216,386
FTI Consulting, Inc.(a)	26,048	4,210,659
Genpact Ltd.	64,074	2,684,060
Insperity, Inc.	29,029	1,428,227
Jacobs Solutions, Inc.	100,299	15,030,808
KBR, Inc.	64,421	3,046,469
Leidos Holdings, Inc.	51,942	9,814,960
Maximus, Inc.	46,602	4,258,025
Paychex, Inc.	143,774	18,224,792
Science Applications International Corp.	38,994	3,874,834
Verisk Analytics, Inc.	64,857	16,312,184

		167,997,334

Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	354,149	29,879,551
Jones Lang LaSalle, Inc.(a)	18,551	5,533,392

		35,412,943

Residential REITs — 0.4%
American Homes 4 Rent, Class A	166,633	5,540,547
AvalonBay Communities, Inc.	66,571	12,859,520
Camden Property Trust	43,768	4,673,547
Equity LifeStyle Properties, Inc.	80,414	4,881,130
Equity Residential	289,914	18,766,133
Essex Property Trust, Inc.	27,806	7,442,554
Independence Realty Trust, Inc.	76,070	1,246,787
Invitation Homes, Inc.	474,918	13,929,345
Mid-America Apartment Communities, Inc.	57,643	8,054,457
UDR, Inc.	137,501	5,123,287

		82,517,307

Retail REITs — 0.4%
Agree Realty Corp.	53,994	3,835,734
Brixmor Property Group, Inc.	114,102	3,158,343
Federal Realty Investment Trust	66,186	6,705,304
Kimco Realty Corp.	561,803	12,275,396
Kite Realty Group Trust	105,214	2,346,272
NNN REIT, Inc.	158,372	6,741,896
Realty Income Corp.	762,820	46,371,828
Regency Centers Corp.	135,967	9,911,994

		91,346,767

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	1,355,486	219,304,080
Allegro MicroSystems, Inc.(a)(b)	62,110	1,813,612
Amkor Technology, Inc.	95,553	2,713,705
Analog Devices, Inc.	414,671	101,884,665
Applied Materials, Inc.	388,330	79,506,684
Cirrus Logic, Inc.(a)	17,520	2,195,081
Entegris, Inc.	60,344	5,579,406
First Solar, Inc.(a)	41,864	9,232,268
Intel Corp.	3,651,698	122,514,468

46	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,055,916	$141,387,152
Lattice Semiconductor Corp.(a)(b)	58,486	4,288,193
Microchip Technology, Inc.	449,570	28,871,385
Micron Technology, Inc.	935,201	156,477,831
MKS, Inc.	33,206	4,109,907
NXP Semiconductors NV(b)	126,786	28,872,976
ON Semiconductor Corp.(a)(b)	341,235	16,826,298
Onto Innovation, Inc.(a)	18,037	2,330,741
Power Integrations, Inc.	30,494	1,226,164
QUALCOMM, Inc.	901,343	149,947,421
Silicon Laboratories, Inc.(a)	14,883	1,951,608
Skyworks Solutions, Inc.	125,420	9,654,832
Synaptics, Inc.(a)	32,952	2,251,940
Teradyne, Inc.	133,496	18,374,389
Texas Instruments, Inc.	759,152	139,478,997
Universal Display Corp.	19,663	2,824,197

		1,253,618,000

Software — 7.8%
Adobe, Inc.(a)	205,276	72,411,109
BILL Holdings, Inc.(a)(b)	78,980	4,183,571
Blackbaud, Inc.(a)	15,485	995,840
Cadence Design Systems, Inc.(a)	102,457	35,989,046
Dolby Laboratories, Inc., Class A	51,875	3,754,194
Dropbox, Inc., Class A(a)	63,980	1,932,836
Gen Digital, Inc.	199,523	5,664,458
Microsoft Corp.	2,979,286	1,543,121,184
PTC, Inc.(a)	52,478	10,654,083
Qualys, Inc.(a)	12,849	1,700,308
Roper Technologies, Inc.	89,915	44,839,711
Synopsys, Inc.(a)	74,391	36,703,775
Workday, Inc., Class A(a)	95,968	23,102,377

		1,785,052,492

Specialized REITs — 1.3%
American Tower Corp.	390,438	75,089,036
Crown Castle, Inc.	364,026	35,124,869
CubeSmart	86,644	3,522,945
Digital Realty Trust, Inc.	267,431	46,233,471
EPR Properties	64,528	3,743,269
Equinix, Inc.	43,230	33,859,465
Extra Space Storage, Inc.	97,136	13,690,348
Gaming & Leisure Properties, Inc.	135,398	6,310,901
Lamar Advertising Co., Class A	27,096	3,317,092
PotlatchDeltic Corp.	60,404	2,461,463
Rayonier, Inc.	119,309	3,166,461
SBA Communications Corp., Class A	90,119	17,424,509
VICI Properties, Inc.	890,847	29,050,521
Weyerhaeuser Co.	605,587	15,012,502

		288,006,852

Specialty Retail — 2.2%
AutoNation, Inc.(a)	23,582	5,159,034
Bath & Body Works, Inc.	88,502	2,279,812
Best Buy Co., Inc.	163,994	12,401,226
CarMax, Inc.(a)(b)	125,062	5,611,532
Dick’s Sporting Goods, Inc.	22,320	4,959,950
Five Below, Inc.(a)	45,681	7,066,851
Floor & Decor Holdings, Inc., Class A(a)(b)	39,249	2,892,651
GameStop Corp., Class A(a)(b)	189,291	5,163,859
Gap, Inc. (The)	196,326	4,199,413
Home Depot, Inc. (The)	465,479	188,607,436
Lithia Motors, Inc., Class A	21,559	6,812,644
Lowe’s Cos., Inc.	467,969	117,605,289

Security	Shares	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.	15,559	$2,705,866
RH(a)	6,100	1,239,276
Ross Stores, Inc.	272,899	41,587,079
TJX Cos., Inc. (The)	381,235	55,103,707
Tractor Supply Co.	204,662	11,639,128
Ulta Beauty, Inc.(a)	37,691	20,607,554

		495,642,307

Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	6,691,657	1,703,896,622
Dell Technologies, Inc., Class C	134,583	19,079,832
Hewlett Packard Enterprise Co.	1,096,282	26,924,686
HP, Inc.	783,146	21,325,066
NetApp, Inc.	88,455	10,478,379
Seagate Technology Holdings PLC	177,434	41,885,070
Western Digital Corp.	290,386	34,863,743

		1,858,453,398

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	97,594	1,944,072
Columbia Sportswear Co.	21,498	1,124,345
Lululemon Athletica, Inc.(a)(b)	49,748	8,851,662
NIKE, Inc., Class B	991,182	69,115,121
PVH Corp.	40,163	3,364,455
Under Armour, Inc., Class A(a)(b)	151,495	755,960
Under Armour, Inc., Class C, NVS(a)(b)	116,067	560,604
VF Corp.	276,293	3,986,908

		89,703,127

Tobacco — 0.6%
Altria Group, Inc.	757,679	50,052,275
Philip Morris International, Inc.	598,764	97,119,521

		147,171,796

Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)	60,994	3,283,307
Fastenal Co.	411,528	20,181,333
GATX Corp.	11,205	1,958,634
MSC Industrial Direct Co., Inc., Class A	38,925	3,586,550
Watsco, Inc.	11,138	4,503,093
WESCO International, Inc.	40,608	8,588,592

		42,101,509

Water Utilities — 0.1%
American Water Works Co., Inc.	162,746	22,652,616
Essential Utilities, Inc.	233,984	9,335,961

		31,988,577

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	189,724	45,416,131

Total Long-Term Investments — 99.8% (Cost: $19,978,523,112)		22,828,652,028

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(e)(f)	81,842,846	$81,883,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(e)	43,060,266	43,060,266

Total Short-Term Securities — 0.6% (Cost: $124,907,112)		124,944,033

Total Investments — 100.4% (Cost: $20,103,430,224)		22,953,596,061

Liabilities in Excess of Other Assets — (0.4)%		(84,244,772)

Net Assets — 100.0%		$22,869,351,289

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$112,890,025	$—		$(31,015,424	)(a)	$3,745	$5,421	$81,883,767	81,842,846	$895,902(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,277,756	1,782,510	(a)	—		—	—	43,060,266	43,060,266	732,388		—
BlackRock, Inc.	110,132,413	10,497,158		(6,409,843)		959,333	24,879,234	140,058,295	120,132	1,225,126		—

						$963,078	$24,884,655	$265,002,328		$2,853,416		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	15	12/19/25	$1,196	$(15,169)
Russell 1000 Value E-Mini Index	353	12/19/25	35,604	107,620

				$92,451

48	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Core S&P U.S. Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$107,620	$—	$—	$—	$107,620

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$15,169	$—	$—	$—	$15,169

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,973,190	$—	$—	$—	$3,973,190

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(929,752)	$—	$—	$—	$(929,752)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$41,737,063

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$22,828,652,028	$—	$—	$22,828,652,028
Short-Term Securities
Money Market Funds	124,944,033	—	—	124,944,033

	$22,953,596,061	$—	$—	$22,953,596,061

Derivative Financial Instruments(a)
Assets
Equity Contracts	$107,620	$—	$—	$107,620
Liabilities
Equity Contracts	(15,169)	—	—	(15,169)

	$92,451	$—	$—	$92,451

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Statements of Assets and Liabilities (unaudited)

September 30, 2025

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$99,582,531,989	$12,748,168,541	$25,207,752,650	$22,688,593,733
Investments, at value — affiliated(c)	4,948,331,360	77,743,777,501	215,105,513	265,002,328
Cash	408,607	1,548,626	34	41,540
Cash pledged:
Collateral — OTC derivatives	1,160,000	18,580,000	—	—
Futures contracts	11,955,000	12,020,000	947,620	3,998,190
Receivables:
Investments sold	—	159,235	—	—
Securities lending income — affiliated	965,056	7,991,480	33,936	18,020
Swaps	205,936	8,762,420	—	—
Capital shares sold	867,928	276,210	23,676	510,510
Dividends — unaffiliated	86,514,006	94,131,743	3,936,730	17,538,343
Dividends — affiliated	993,794	3,849,899	69,166	131,979
Variation margin on futures contracts	203,130	289,844	40,768	124,510
Unrealized appreciation on OTC swaps	321,832	39,407,499	—	—

Total assets	104,634,458,638	90,678,962,998	25,427,910,093	22,975,959,153

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	25,268,000	—	—
Collateral on securities loaned	4,691,126,838	4,751,506,146	198,777,895	81,782,408
Payables:
Investments purchased	87,386,066	—	—	24,096,119
Capital shares redeemed	—	—	781,318	—
Investment advisory fees	4,120,973	4,223,228	826,672	729,337
Unrealized depreciation on OTC swaps	3,624,777	28,738,872	—	—

Total liabilities	4,786,258,654	4,809,736,246	200,385,885	106,607,864

Commitments and contingent liabilities

NET ASSETS	$99,848,199,984	$85,869,226,752	$25,227,524,208	$22,869,351,289

NET ASSETS CONSIST OF:
Paid-in capital	$81,966,248,941	$75,591,522,405	$16,425,421,201	$21,658,776,030
Accumulated earnings	17,881,951,043	10,277,704,347	8,802,103,007	1,210,575,259

NET ASSETS	$99,848,199,984	$85,869,226,752	$25,227,524,208	$22,869,351,289

NET ASSET VALUE
Shares outstanding	1,529,900,000	722,800,000	153,250,000	228,750,000

Net asset value	$65.26	$118.80	$164.62	$99.98

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$80,322,248,105	$11,633,724,067	$15,101,800,238	$19,885,926,474
(b) Securities loaned, at value	$4,591,930,351	$4,658,101,315	$194,835,327	$79,940,277
(c) Investments, at cost — affiliated	$4,945,936,992	$65,567,661,961	$215,063,189	$217,503,750

See notes to financial statements.

50	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$714,895,854	$74,762,187	$76,037,884	$208,295,029
Dividends — affiliated	5,584,267	628,591,201	474,587	1,957,514
Interest — unaffiliated	227,966	356,321	4,296	12,873
Securities lending income — affiliated — net	5,074,652	13,741,450	198,717	895,902
Foreign taxes withheld	(526,726)	(766,646)	(37,554)	(37,515)

Total investment income	725,256,013	716,684,513	76,677,930	211,123,803

EXPENSES
Investment advisory	23,563,299	23,913,870	4,546,298	4,153,723
Interest expense	9,729	50,719	136	2,535

Total expenses	23,573,028	23,964,589	4,546,434	4,156,258

Net investment income	701,682,985	692,719,924	72,131,496	206,967,545

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	20,091,615	351,530,025	23,096,578	(39,598,734)
Investments — affiliated	(92,163)	196,929,027	(3,040)	(16,514)
Futures contracts	13,328,587	41,725,385	5,149,519	3,973,190
In-kind redemptions — unaffiliated(a)	2,142,185,366	124,204,072	507,503,057	122,499,313
In-kind redemptions — affiliated(a)	—	1,396,391,426	—	979,592
Swaps	10,797,329	130,734,850	—	—

	2,186,310,734	2,241,514,785	535,746,114	87,836,847

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,282,112,326	1,497,682,833	5,286,412,408	1,594,953,929
Investments — affiliated	239,576	6,318,237,804	8,614	24,884,655
Futures contracts	(6,354,730)	(486,072)	313,643	(929,752)
Swaps	(7,636,987)	16,468,453	—	—

	8,268,360,185	7,831,903,018	5,286,734,665	1,618,908,832

Net realized and unrealized gain	10,454,670,919	10,073,417,803	5,822,480,779	1,706,745,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,156,353,904	$10,766,137,727	$5,894,612,275	$1,913,713,224

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	51

Statements of Changes in Net Assets

	iShares Core S&P Mid-Cap ETF			iShares Core S&P Small-Cap ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$701,682,985		$1,294,855,543	$692,719,924		$1,251,462,662
Net realized gain	2,186,310,734		3,362,427,779	2,241,514,785		2,134,314,862
Net change in unrealized appreciation (depreciation)	8,268,360,185		(7,394,368,452)	7,831,903,018		(6,442,836,841)

Net increase (decrease) in net assets resulting from operations	11,156,353,904		(2,737,085,130)	10,766,137,727		(3,057,059,317)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(613,431,962	)(b)	(1,228,803,824)	(602,946,654	)(b)	(1,760,277,664)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(159,924,765)		8,369,383,012	(2,718,492,554)		2,882,602,598

NET ASSETS
Total increase (decrease) in net assets	10,382,997,177		4,403,494,058	7,444,698,519		(1,934,734,383)
Beginning of period	89,465,202,807		85,061,708,749	78,424,528,233		80,359,262,616

End of period	$99,848,199,984		$89,465,202,807	$85,869,226,752		$78,424,528,233

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

52	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF			iShares Core S&P U.S. Value ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$72,131,496		$128,169,647	$206,967,545		$394,475,640
Net realized gain	535,746,114		2,821,458,523	87,836,847		1,479,321,670
Net change in unrealized appreciation (depreciation)	5,286,734,665		(1,284,335,276)	1,618,908,832		(1,084,242,849)

Net increase in net assets resulting from operations	5,894,612,275		1,665,292,894	1,913,713,224		789,554,461

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(71,267,961	)(b)	(124,512,004)	(200,479,087	)(b)	(393,543,488)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(53,111,627)		994,309,005	942,690,068		2,815,407,464

NET ASSETS
Total increase in net assets	5,770,232,687		2,535,089,895	2,655,924,205		3,211,418,437
Beginning of period	19,457,291,521		16,922,201,626	20,213,427,084		17,002,008,647

End of period	$25,227,524,208		$19,457,291,521	$22,869,351,289		$20,213,427,084

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	53

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25	Year Ended 03/31/24 (a)	Year Ended 03/31/23 (a)	Year Ended 03/31/22 (a)	Year Ended 03/31/21 (a)

Net asset value, beginning of period	$58.33		$60.80	$50.03	$53.68	$52.03	$28.77

Net investment income(b)	0.46		0.88	0.83	0.80	0.68	0.55
Net realized and unrealized gain (loss)(c)	6.87		(2.52)	10.72	(3.62)	1.68	23.27

Net increase (decrease) from investment operations	7.33		(1.64)	11.55	(2.82)	2.36	23.82

Distributions from net investment income(d)	(0.40	)(e)	(0.83)	(0.78)	(0.83)	(0.71)	(0.56)

Net asset value, end of period	$65.26		$58.33	$60.80	$50.03	$53.68	$52.03

Total Return(f)
Based on net asset value	12.61	%(g)	(2.76)%	23.30%	(5.13)%	4.51%	83.36%

Ratios to Average Net Assets(h)
Total expenses	0.05	%(i)	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.49	%(i)	1.44%	1.59%	1.62%	1.26%	1.36%

Supplemental Data
Net assets, end of period (000)	$99,848,200		$89,465,203	$85,061,709	$66,508,277	$66,023,819	$61,137,875

Portfolio turnover rate(j)(k)	8%		18%	19%	18%	16%	20%

(a)	Per share amounts reflect a five-for-one stock split effective after the close of trading on February 21, 2024.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in equity swaps.

See notes to financial statements.

54	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$104.59		$110.59	$96.76	$107.93	$108.34	$56.22

Net investment income(a)	0.95		1.69	1.70	1.57	1.13	1.03
Net realized and unrealized gain (loss)(b)	14.09		(5.33)	13.55	(11.24)	0.12	52.13

Net increase (decrease) from investment operations	15.04		(3.64)	15.25	(9.67)	1.25	53.16

Distributions from net investment income(c)	(0.83	)(d)	(2.36)	(1.42)	(1.50)	(1.66)	(1.04)

Net asset value, end of period	$118.80		$104.59	$110.59	$96.76	$107.93	$108.34

Total Return(e)
Based on net asset value	14.43	%(f)	(3.46)%	15.91%	(8.90)%	1.12%	95.23	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.06	%(i)	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	1.74	%(i)	1.49%	1.71%	1.60%	1.02%	1.28%

Supplemental Data
Net assets, end of period (000)	$85,869,227		$78,424,528	$80,359,263	$66,756,826	$72,070,280	$68,273,012

Portfolio turnover rate(j)(k)	8%		25%	25%	19%	16%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$127.26		$117.27	$88.82	$105.47	$90.74	$57.16

Net investment income(a)	0.46		0.86	1.09	0.96	0.72	0.76
Net realized and unrealized gain (loss)(b)	37.36		9.96	28.42	(16.67)	14.73	33.62

Net increase (decrease) from investment operations	37.82		10.82	29.51	(15.71)	15.45	34.38

Distributions from net investment income(c)	(0.46	)(d)	(0.83)	(1.06)	(0.94)	(0.72)	(0.80)

Net asset value, end of period	$164.62		$127.26	$117.27	$88.82	$105.47	$90.74

Total Return(e)
Based on net asset value	29.74	%(f)	9.19%	33.45%	(14.86)%	17.03%	60.34%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	0.63	%(h)	0.66%	1.09%	1.10%	0.69%	0.96%

Supplemental Data
Net assets, end of period (000)	$25,227,524		$19,457,292	$16,922,202	$12,323,462	$12,857,333	$10,461,747

Portfolio turnover rate(i)	2%		21%	31%	36%	15%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$92.28		$90.46	$73.78	$75.80	$68.82	$46.23

Net investment income(a)	0.94		1.94	1.63	1.55	1.50	1.43
Net realized and unrealized gain (loss)(b)	7.66		1.80	16.62	(2.02)	6.93	22.60

Net increase (decrease) from investment operations	8.60		3.74	18.25	(0.47)	8.43	24.03

Distributions from net investment income(c)	(0.90	)(d)	(1.92)	(1.57)	(1.55)	(1.45)	(1.44)

Net asset value, end of period	$99.98		$92.28	$90.46	$73.78	$75.80	$68.82

Total Return(e)
Based on net asset value	9.37	%(f)	4.14%	25.02%	(0.46)%	12.33%	52.59%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.04%	0.04%	0.04%	0.04%

Net investment income	1.99	%(h)	2.09%	2.05%	2.18%	2.04%	2.48%

Supplemental Data
Net assets, end of period (000)	$22,869,351		$20,213,427	$17,002,009	$13,283,986	$12,123,855	$9,084,867

Portfolio turnover rate(i)	2%		31%	33%	31%	20%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P Mid-Cap	Diversified

Core S&P Small-Cap	Diversified

Core S&P U.S. Growth(a)	Diversified

Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

58	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P Mid-Cap

Barclays Bank PLC	$92,446,064	$(92,446,064)	$—	$—

Barclays Capital, Inc.	1,806,903	(1,806,903)	—	—

BMO Capital Markets Corp.	108,588	(108,300)	—	288	(b)

BNP Paribas SA	567,827,429	(567,827,429)	—	—

BofA Securities, Inc.	277,001,791	(277,001,791)	—	—

Citadel Clearing LLC	5,865,678	(5,865,678)	—	—

Citigroup Global Markets, Inc.	544,138,439	(544,138,439)	—	—

Deutsche Bank Securities, Inc.	251,988	(246,675)	—	5,313

Goldman Sachs & Co. LLC	510,013,591	(510,013,591)	—	—

HSBC Bank PLC	74,911,663	(74,911,663)	—	—

ING Financial Markets LLC	6,307,200	(6,307,200)	—	—

J.P. Morgan Securities LLC	526,091,574	(526,091,574)	—	—

Jefferies LLC	65,627,001	(65,627,001)	—	—

Morgan Stanley	620,911,551	(620,911,551)	—	—

National Bank of Canada	6,925,442	(6,925,442)	—	—

National Financial Services LLC	238,992,072	(238,992,072)	—	—

Natixis SA	134,182,797	(133,676,850)	—	505,947	(b)

Nomura Securities International, Inc.	13,113	(13,113)	—	—

Pershing LLC	77,763	(77,763)	—	—

Scotia Capital (USA), Inc.	86,209,149	(86,209,149)	—	—

SG Americas Securities LLC	28,033,509	(28,033,509)	—	—

State Street Bank & Trust Co.	176,086,185	(176,086,185)	—	—

Toronto-Dominion Bank	3,582,732	(3,582,732)	—	—

UBS AG	204,472,023	(204,472,023)	—	—

UBS Securities LLC	214,512,352	(214,512,352)	—	—

Virtu Americas LLC	15,814,726	(15,814,726)	—	—

Wells Fargo Bank N.A.	86,968,029	(86,968,029)	—	—

Wells Fargo Securities LLC	102,750,999	(102,750,999)	—	—

	$4,591,930,351	$(4,591,418,803)	$—	$511,548

Core S&P Small-Cap

Barclays Bank PLC	$171,382,262	$(171,382,262)	$—	$—

Barclays Capital, Inc.	1,443,447	(1,443,447)	—	—

BMO Capital Markets Corp.	1,083,413	(1,083,413)	—	—

BNP Paribas SA	509,577,589	(503,047,203)	—	6,530,386

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P Small-Cap (continued)

BofA Securities, Inc.	$490,512,219	$(490,512,219)	$—	$—

Citadel Clearing LLC	3,330,612	(3,330,612)	—	—

Citigroup Global Markets, Inc.	626,613,898	(626,613,898)	—	—

Goldman Sachs & Co. LLC	774,408,853	(774,408,853)	—	—

HSBC Bank PLC	60,904,260	(60,904,260)	—	—

J.P. Morgan Securities LLC	246,478,056	(246,478,056)	—	—

Jefferies LLC	62,674,705	(62,674,705)	—	—

Morgan Stanley	864,923,905	(864,923,905)	—	—

National Bank of Canada	2,476,275	(2,476,275)	—	—

National Financial Services LLC	132,288,952	(132,288,952)	—	—

Natixis SA	106,009,916	(106,009,916)	—	—

Nomura Securities International, Inc.	117,365	(117,365)	—	—

Pershing LLC	114,889	(114,889)	—	—

RBC Capital Market LLC	9,545,281	(9,545,281)	—	—

Scotia Capital (USA), Inc.	5,091,608	(5,091,608)	—	—

Scotia Capital, Inc.	22,915,488	(22,915,488)	—	—

State Street Bank & Trust Co.	66,792,073	(66,792,073)	—	—

Toronto-Dominion Bank	33,705,351	(33,705,351)	—	—

UBS AG	106,319,472	(106,319,472)	—	—

UBS Securities LLC	7,984,356	(7,984,356)	—	—

Virtu Americas LLC	22,765,547	(22,765,547)	—	—

Wells Fargo Bank N.A.	76,874,600	(76,874,600)	—	—

Wells Fargo Securities LLC	251,766,923	(251,766,923)	—	—

	$4,658,101,315	$(4,651,570,929)	$—	$6,530,386

Core S&P U.S. Growth

Barclays Bank PLC	$7,359,530	$(7,359,530)	$—	$—

BNP Paribas SA	12,817,850	(12,817,850)	—	—

BofA Securities, Inc.	100,945,842	(100,945,842)	—	—

Citigroup Global Markets, Inc.	5,961,145	(5,961,145)	—	—

Goldman Sachs & Co. LLC	5,089,088	(5,089,088)	—	—

J.P. Morgan Securities LLC	5,292,709	(5,292,709)	—	—

Jefferies LLC	4,715,879	(4,670,346)	—	45,533

Morgan Stanley	11,505,210	(11,505,210)	—	—

National Bank of Canada	6,403	(6,360)	—	43	(b)

National Financial Services LLC	9,110,597	(9,110,597)	—	—

State Street Bank & Trust Co.	24,130,413	(24,130,413)	—	—

UBS AG	125,222	(125,222)	—	—

Wells Fargo Bank N.A.	1,442,792	(1,442,792)	—	—

Wells Fargo Securities LLC	6,332,647	(6,332,647)	—	—

	$194,835,327	$(194,789,751)	$—	$45,576

Core S&P U.S. Value

Barclays Bank PLC	$4,107,541	$(4,031,598)	$—	$75,943	(b)

Barclays Capital, Inc.	14,490	(14,490)	—	—

BNP Paribas SA	1,676,896	(1,676,896)	—	—

BofA Securities, Inc.	8,950,604	(8,950,604)	—	—

Citigroup Global Markets, Inc.	7,760,416	(7,760,416)	—	—

Goldman Sachs & Co. LLC	28,279,308	(28,279,308)	—	—

J.P. Morgan Securities LLC	5,541,997	(5,541,997)	—	—

Jefferies LLC	106,904	(105,349)	—	1,555	(b)

Morgan Stanley	7,779,189	(7,779,189)	—	—

National Financial Services LLC	2,227,132	(2,227,132)	—	—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Core S&P U.S. Value (continued)

Scotia Capital (USA), Inc.	$3,375,094	$(3,375,094)	$—	$—

SG Americas Securities LLC	533,790	(533,790)	—	—

State Street Bank & Trust Co.	8,054	(8,054)	—	—

UBS Securities LLC	4,843,400	(4,843,400)	—	—

Virtu Americas LLC	183,115	(183,115)	—	—

Wells Fargo Bank N.A.	3,734,744	(3,724,575)	—	10,169	(b)

Wells Fargo Securities LLC	817,603	(817,603)	—	—

	$79,940,277	$(79,852,610)	$—	$87,667

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.

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Notes to Financial Statements (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core S&P Mid-Cap	0.05%
Core S&P Small-Cap	0.06
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a

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Notes to Financial Statements (unaudited) (continued)

pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core S&P Mid-Cap	$2,087,394
Core S&P Small-Cap	4,067,498
Core S&P U.S. Growth	84,406
Core S&P U.S. Value	228,903

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core S&P Mid-Cap	$444,071,622	$322,538,813	$10,118,772
Core S&P Small-Cap	66,404,307	379,013,701	180,239,708
Core S&P U.S. Growth	209,584,415	153,581,898	4,302,359
Core S&P U.S. Value	120,943,219	77,091,187	(13,995,622)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core S&P Mid-Cap	$7,763,332,234	$7,510,502,758
Core S&P Small-Cap	6,547,009,866	6,633,987,409
Core S&P U.S. Growth	566,089,469	547,008,155
Core S&P U.S. Value	536,187,156	501,513,420

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P Mid-Cap	$5,183,183,022	$5,351,313,924
Core S&P Small-Cap	3,284,398,312	5,976,960,982
Core S&P U.S. Growth	865,134,563	918,188,029
Core S&P U.S. Value	1,534,852,252	595,881,418

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
Core S&P Mid-Cap	$(3,519,221,967)	$—
Core S&P Small-Cap	(4,902,101,296)	(160,656,213)
Core S&P U.S. Growth	(1,842,554,345)	—
Core S&P U.S. Value	(1,724,253,023)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P Mid-Cap	$85,634,676,243	$24,503,119,406	$(5,612,188,708)	$18,890,930,698
Core S&P Small-Cap	77,498,754,622	22,484,261,920	(9,479,398,780)	13,004,863,140
Core S&P U.S. Growth	15,323,179,236	10,262,948,198	(162,946,221)	10,100,001,977
Core S&P U.S. Value	20,125,567,475	3,710,802,766	(882,681,729)	2,828,121,037

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

iShares ETF	Shares	Amount	Shares	Amount
Core S&P Mid-Cap
Shares sold	85,400,000	$5,254,320,271	256,200,000	$15,854,479,058
Shares redeemed	(89,350,000)	(5,414,245,036)	(121,450,000)	(7,485,096,046)

	(3,950,000)	$(159,924,765)	134,750,000	$8,369,383,012

Core S&P Small-Cap
Shares sold	29,600,000	$3,317,364,930	75,700,000	$8,732,983,572
Shares redeemed	(56,650,000)	(6,035,857,484)	(52,500,000)	(5,850,380,974)

	(27,050,000)	$(2,718,492,554)	23,200,000	$2,882,602,598

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Core S&P U.S. Growth
Shares sold	6,450,000	$868,035,784	49,450,000	$6,702,273,543
Shares redeemed	(6,100,000)	(921,147,411)	(40,850,000)	(5,707,964,538)

	350,000	$(53,111,627)	8,600,000	$994,309,005

Core S&P U.S. Value
Shares sold	16,350,000	$1,541,768,551	89,500,000	$8,256,381,910
Shares redeemed	(6,650,000)	(599,078,483)	(58,400,000)	(5,440,974,446)

	9,700,000	$942,690,068	31,100,000	$2,815,407,464

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

68	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract

iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	69

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

70	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	71

Board Review and Approval of Investment Advisory Contract (continued)

detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers

72	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	73

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Russell Top 200 ETF | IWL | NYSE Arca

• iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

• iShares Russell Top 200 Value ETF | IWX | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2025	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	27,677	$5,973,527
General Dynamics Corp.	9,661	3,294,401
General Electric Co.	40,228	12,101,387
Lockheed Martin Corp.	7,984	3,985,693
Northrop Grumman Corp.	5,184	3,158,715
RTX Corp.	51,173	8,562,778
TransDigm Group, Inc.	2,113	2,784,976

		39,861,477

Air Freight & Logistics — 0.2%
FedEx Corp.	8,197	1,932,934
United Parcel Service, Inc., Class B	28,098	2,347,026

		4,279,960

Automobiles — 2.7%
General Motors Co.	36,417	2,220,345
Tesla, Inc.(a)	107,589	47,846,980

		50,067,325

Banks — 4.0%
Bank of America Corp.	257,982	13,309,291
Citigroup, Inc.	69,839	7,088,659
JPMorgan Chase & Co.	106,229	33,507,814
NU Holdings Ltd., Class A(a)	127,942	2,048,351
PNC Financial Services Group, Inc. (The)	15,106	3,035,249
Truist Financial Corp.	49,341	2,255,871
U.S. Bancorp	59,586	2,879,791
Wells Fargo & Co.	123,353	10,339,448

		74,464,474

Beverages — 1.1%
Coca-Cola Co. (The)	148,807	9,868,880
Keurig Dr. Pepper, Inc.	49,508	1,262,949
Monster Beverage Corp.(a)	26,668	1,795,023
PepsiCo, Inc.	52,414	7,361,022

		20,287,874

Biotechnology — 1.8%
AbbVie, Inc.	67,762	15,689,613
Amgen, Inc.	20,573	5,805,701
Gilead Sciences, Inc.	47,611	5,284,821
Regeneron Pharmaceuticals, Inc.	3,987	2,241,771
Vertex Pharmaceuticals, Inc.(a)	9,832	3,850,604

		32,872,510

Broadline Retail — 4.3%
Amazon.com, Inc.(a)	366,914	80,563,307

Building Products — 0.4%
Carrier Global Corp.	30,344	1,811,537
Johnson Controls International PLC	25,239	2,775,028
Trane Technologies PLC	8,523	3,596,365

		8,182,930

Capital Markets — 2.9%
BlackRock, Inc.(b)	5,832	6,799,354
Blackstone, Inc., Class A, NVS	27,981	4,780,554
Brookfield Asset Management Ltd., Class A	14,618	832,349
Charles Schwab Corp. (The)	65,244	6,228,845
CME Group, Inc., Class A	13,749	3,714,842
Goldman Sachs Group, Inc. (The)	11,498	9,156,432
Interactive Brokers Group, Inc., Class A	16,489	1,134,608
Intercontinental Exchange, Inc.	21,780	3,669,494
KKR & Co., Inc., Class A	25,939	3,370,773
Moody’s Corp.	5,942	2,831,244

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	44,106	$7,011,090
S&P Global, Inc.	11,762	5,724,683

		55,254,268

Chemicals — 0.9%
Air Products & Chemicals, Inc.	8,486	2,314,302
Ecolab, Inc.	9,539	2,612,351
Linde PLC	17,952	8,527,200
Sherwin-Williams Co. (The)	8,921	3,088,985

		16,542,838

Commercial Services & Supplies — 0.5%
Cintas Corp.	13,143	2,697,732
Copart, Inc.(a)	33,956	1,527,001
Republic Services, Inc.	7,744	1,777,093
Waste Management, Inc.	14,143	3,123,199

		9,125,025

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	39,438	5,746,511
Cisco Systems, Inc.	152,293	10,419,887
Motorola Solutions, Inc.	6,378	2,916,596

		19,082,994

Construction Materials — 0.2%
CRH PLC	25,928	3,108,767

Consumer Finance — 0.6%
American Express Co.	21,033	6,986,321
Capital One Financial Corp.	24,042	5,110,849

		12,097,170

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	16,977	15,714,420
Target Corp.	17,376	1,558,627
Walmart, Inc.	166,412	17,150,421

		34,423,468

Diversified Telecommunication Services — 0.8%
AT&T Inc.	268,173	7,573,206
Verizon Communications, Inc.	161,730	7,108,033

		14,681,239

Electric Utilities — 1.1%
American Electric Power Co., Inc.	20,561	2,313,113
Constellation Energy Corp.	11,974	3,940,284
Duke Energy Corp.	29,775	3,684,656
NextEra Energy, Inc.	78,837	5,951,405
Southern Co. (The)	42,147	3,994,271

		19,883,729

Electrical Equipment — 0.8%
Eaton Corp. PLC	15,018	5,620,487
Emerson Electric Co.	21,546	2,826,404
GE Vernova, Inc.	10,457	6,430,009

		14,876,900

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	46,099	5,704,751

Energy Equipment & Services — 0.1%
Schlumberger NV	57,365	1,971,635

Entertainment — 1.7%
Netflix, Inc.(a)	16,211	19,435,692
Spotify Technology SA(a)	5,881	4,104,938
Walt Disney Co. (The)	69,167	7,919,622

		31,460,252

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services — 4.4%
Apollo Global Management, Inc.	15,761	$2,100,469
Berkshire Hathaway, Inc., Class B(a)	70,547	35,466,799
Fiserv, Inc.(a)	20,691	2,667,691
Mastercard, Inc., Class A	31,119	17,700,798
PayPal Holdings, Inc.(a)	36,589	2,453,658
Visa, Inc., Class A	65,148	22,240,224

		82,629,639

Food Products — 0.2%
Mondelez International, Inc., Class A	49,530	3,094,139

Ground Transportation — 1.0%
CSX Corp.	71,763	2,548,304
Norfolk Southern Corp.	8,625	2,591,036
Uber Technologies, Inc.(a)	76,968	7,540,555
Union Pacific Corp.	22,927	5,419,255

		18,099,150

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	66,274	8,876,739
Becton Dickinson & Co.	10,935	2,046,704
Boston Scientific Corp.(a)	56,374	5,503,794
Edwards Lifesciences Corp.(a)	22,002	1,711,095
Intuitive Surgical, Inc.(a)	13,659	6,108,715
Medtronic PLC.	49,026	4,669,236
Stryker Corp.	13,195	4,877,796

		33,794,079

Health Care Providers & Services — 1.5%
Cigna Group (The)	10,077	2,904,695
CVS Health Corp.	47,684	3,594,897
Elevance Health, Inc.	8,645	2,793,372
HCA Healthcare, Inc.	6,536	2,785,643
McKesson Corp.	4,798	3,706,647
UnitedHealth Group, Inc.	34,810	12,019,893

		27,805,147

Health Care REITs — 0.2%
Welltower, Inc.	25,596	4,559,671

Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	16,258	1,974,046
Booking Holdings, Inc.	1,246	6,727,491
Chipotle Mexican Grill, Inc.(a)	51,280	2,009,663
DoorDash, Inc., Class A(a)	13,717	3,730,887
Marriott International, Inc., Class A	8,735	2,274,944
McDonald’s Corp.	27,343	8,309,264
Starbucks Corp.	43,482	3,678,577

		28,704,872

Household Products — 1.0%
Colgate-Palmolive Co.	30,734	2,456,876
Kimberly-Clark Corp.	12,785	1,589,687
Procter & Gamble Co. (The)	89,843	13,804,377

		17,850,940

Industrial Conglomerates — 0.4%
3M Co.	20,397	3,165,206
Honeywell International, Inc.	24,325	5,120,413

		8,285,619

Industrial REITs — 0.2%
Prologis, Inc.	35,461	4,060,994

Insurance — 1.5%
Aflac, Inc.	18,622	2,080,077
American International Group, Inc.	22,038	1,730,865
Aon PLC, Class A	8,027	2,862,268

Security	Shares	Value

Insurance (continued)
Arthur J. Gallagher & Co.	9,695	$3,002,929
Chubb Ltd.	14,228	4,015,853
Marsh & McLennan Cos., Inc.	18,866	3,802,065
MetLife, Inc.	21,507	1,771,532
Progressive Corp. (The)	22,381	5,526,988
Travelers Cos., Inc. (The)	8,642	2,413,019

		27,205,596

Interactive Media & Services — 8.5%
Alphabet, Inc., Class A	222,337	54,050,125
Alphabet, Inc., Class C, NVS	181,036	44,091,318
Meta Platforms, Inc., Class A	83,514	61,331,011

		159,472,454

IT Services — 1.0%
Accenture PLC, Class A	23,932	5,901,631
International Business Machines Corp.	35,608	10,047,153
Snowflake, Inc., Class A(a)	11,949	2,695,097

		18,643,881

Life Sciences Tools & Services — 0.6%
Danaher Corp.	24,367	4,831,002
Thermo Fisher Scientific, Inc.(a)	14,463	7,014,844

		11,845,846

Machinery — 1.1%
Caterpillar, Inc.	17,701	8,446,032
Deere & Co.	9,340	4,270,809
Illinois Tool Works, Inc.	11,179	2,915,036
PACCAR, Inc.	19,806	1,947,326
Parker-Hannifin Corp.	4,928	3,736,163

		21,315,366

Media — 0.2%
Comcast Corp., Class A	140,085	4,401,471

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	54,679	2,144,510
Newmont Corp.	42,022	3,542,875
Southern Copper Corp.	3,155	382,891

		6,070,276

Multi-Utilities — 0.2%
Dominion Energy, Inc.	32,626	1,995,732
Sempra	24,954	2,245,361

		4,241,093

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	73,476	11,410,088
ConocoPhillips	48,394	4,577,588
EOG Resources, Inc.	20,902	2,343,532
Exxon Mobil Corp.	165,745	18,687,749
Williams Cos., Inc. (The)	46,559	2,949,513

		39,968,470

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	78,196	3,526,639
Eli Lilly & Co.	30,643	23,380,609
Johnson & Johnson	92,045	17,066,984
Merck & Co., Inc.	96,374	8,088,670
Pfizer, Inc.	217,183	5,533,823
Zoetis, Inc., Class A	17,059	2,496,073

		60,092,798

Professional Services — 0.2%
Automatic Data Processing, Inc.	15,576	4,571,556

Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.(a)	61,625	9,970,309

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	18,967	$4,660,192
Applied Materials, Inc.	30,679	6,281,218
Broadcom, Inc.	176,649	58,278,271
Intel Corp.	167,209	5,609,862
KLA Corp.	5,102	5,503,017
Lam Research Corp.	48,884	6,545,568
Marvell Technology, Inc.	32,990	2,773,469
Micron Technology, Inc.	42,737	7,150,755
NVIDIA Corp.	895,200	167,026,416
QUALCOMM, Inc.	41,322	6,874,328
Texas Instruments, Inc.	34,745	6,383,699

		287,057,104

Software — 13.1%
Adobe, Inc.(a)	16,270	5,739,243
AppLovin Corp., Class A(a)	9,119	6,552,366
Atlassian Corp., Class A(a)	6,234	995,570
Autodesk, Inc.(a)	8,145	2,587,422
Cadence Design Systems, Inc.(a)	10,431	3,663,993
Crowdstrike Holdings, Inc., Class A(a)	9,337	4,578,678
Fortinet, Inc.(a)	24,314	2,044,321
Intuit, Inc.	10,456	7,140,507
Microsoft Corp.	283,676	146,929,984
Oracle Corp.	63,335	17,812,335
Palantir Technologies, Inc., Class A(a)	83,550	15,241,191
Palo Alto Networks, Inc.(a)	25,112	5,113,306
Roper Technologies, Inc.	4,096	2,042,634
Salesforce, Inc.	35,737	8,469,669
ServiceNow, Inc.(a)	7,913	7,282,176
Strategy, Inc., Class A(a)(c)	10,098	3,253,677
Synopsys, Inc.(a)(c)	7,085	3,495,668
Workday, Inc., Class A(a)	8,225	1,980,004

		244,922,744

Specialized REITs — 0.4%
American Tower Corp.	17,882	3,439,066
Equinix, Inc.	3,737	2,926,968
Public Storage	6,036	1,743,499

		8,109,533

Specialty Retail — 1.8%
AutoZone, Inc.(a)	644	2,762,915
Home Depot, Inc. (The)	38,084	15,431,256

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	21,424	$5,384,065
O’Reilly Automotive, Inc.(a)	32,580	3,512,450
TJX Cos., Inc. (The)	42,783	6,183,855

		33,274,541

Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	557,632	141,989,836
Dell Technologies, Inc., Class C	11,550	1,637,444

		143,627,280

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	44,233	3,084,367

Tobacco — 0.7%
Altria Group, Inc.	64,489	4,260,143
Philip Morris International, Inc.	59,617	9,669,878

		13,930,021

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	17,361	4,155,876

Total Long-Term Investments — 99.8% (Cost: $1,339,891,753)		1,873,667,416

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(b)(d)(e)	4,738,404	4,740,774
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(d)	2,729,887	2,729,887

Total Short-Term Securities — 0.4% (Cost: $7,470,478)		7,470,661

Total Investments — 100.2% (Cost: $1,347,362,231)		1,881,138,077

Liabilities in Excess of Other Assets — (0.2)%		(4,182,699)

Net Assets — 100.0%		$1,876,955,378

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,423,547	$—		$(681,042	)(a)	$(1,914)	$183	$4,740,774	4,738,404	$3,072	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,601	399,286	(a)	—		—	—	2,729,887	2,729,887	47,014		—
BlackRock, Inc.	5,441,314	464,181		(374,803)		111,825	1,156,837	6,799,354	5,832	59,415		—

						$109,911	$1,157,020	$14,270,015		$109,501		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	12/19/25	$3,032	$36,031

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$36,031	$—	$—	$—	$36,031

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$510,612	$—	$—	$—	$510,612

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,922	$—	$—	$—	$2,922

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,392,344

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,873,667,416	$—	$—	$1,873,667,416
Short-Term Securities
Money Market Funds	7,470,661	—	—	7,470,661

	$1,881,138,077	$—	$—	$1,881,138,077

Derivative Financial Instruments(a)
Assets
Equity Contracts	$36,031	$—	$—	$36,031

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) September 30, 2025	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Boeing Co. (The)(a)	61,506	$13,274,840
General Electric Co.	630,890	189,784,330
Lockheed Martin Corp.	34,881	17,412,944
TransDigm Group, Inc.	5,798	7,641,880

		228,113,994

Automobiles — 4.0%
Tesla, Inc.(a)	1,452,428	645,923,780

Banks — 0.4%
Bank of America Corp.	321,554	16,588,971
Citigroup, Inc.	195,562	19,849,543
NU Holdings Ltd., Class A(a)	2,006,793	32,128,756

		68,567,270

Beverages — 0.7%
Coca-Cola Co. (The)	1,140,035	75,607,121
Monster Beverage Corp.(a)	418,511	28,169,975
PepsiCo, Inc.	112,586	15,811,578

		119,588,674

Biotechnology — 2.5%
AbbVie, Inc.	1,062,848	246,091,826
Amgen, Inc.	238,033	67,172,913
Gilead Sciences, Inc.	201,136	22,326,096
Vertex Pharmaceuticals, Inc.(a)	154,300	60,430,052

		396,020,887

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	3,001,320	658,999,832

Building Products — 0.4%
Trane Technologies PLC	133,744	56,434,618

Capital Markets — 1.0%
Blackstone, Inc., Class A, NVS	439,106	75,021,260
Brookfield Asset Management Ltd., Class A	79,139	4,506,175
Charles Schwab Corp. (The)	89,459	8,540,651
Goldman Sachs Group, Inc. (The)	9,695	7,720,613
Interactive Brokers Group, Inc., Class A	14,220	978,478
KKR & Co., Inc., Class A	101,410	13,178,230
Moody’s Corp.	93,273	44,442,719

		154,388,126

Chemicals — 0.3%
Ecolab, Inc.	36,678	10,044,637
Sherwin-Williams Co. (The)	126,841	43,919,965

		53,964,602

Commercial Services & Supplies — 0.7%
Cintas Corp.	206,268	42,338,570
Copart, Inc.(a)	494,137	22,221,341
Waste Management, Inc.	221,944	49,011,893

		113,571,804

Communications Equipment — 0.7%
Arista Networks, Inc.(a)	618,917	90,182,396
Motorola Solutions, Inc.	42,107	19,255,110

		109,437,506

Consumer Finance — 0.2%
American Express Co.	108,044	35,887,895

Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	266,292	246,487,864
Walmart, Inc.	260,794	26,877,430

		273,365,294

Security	Shares	Value

Electrical Equipment — 0.6%
GE Vernova, Inc.	164,026	$100,859,587

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	723,404	89,521,245

Energy Equipment & Services — 0.0%
Schlumberger NV	71,095	2,443,535

Entertainment — 2.3%
Netflix, Inc.(a)	254,269	304,848,190
Spotify Technology SA(a)(b)	92,293	64,420,514

		369,268,704

Financial Services — 4.1%
Apollo Global Management, Inc.	172,253	22,956,157
Fiserv, Inc.(a)	89,638	11,557,028
Mastercard, Inc., Class A	488,093	277,632,179
Visa, Inc., Class A	1,021,848	348,838,470

		660,983,834

Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	1,207,879	118,335,905
Union Pacific Corp.	28,318	6,693,526

		125,029,431

Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.(a)	152,651	14,903,317
Intuitive Surgical, Inc.(a)	214,124	95,762,676
Stryker Corp.	53,098	19,628,738

		130,294,731

Health Care Providers & Services — 0.4%
Cigna Group (The)	12,570	3,623,302
HCA Healthcare, Inc.	21,673	9,237,033
McKesson Corp.	69,491	53,684,577

		66,544,912

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	255,145	30,979,706
Booking Holdings, Inc.	18,340	99,022,612
Chipotle Mexican Grill, Inc.(a)	804,742	31,537,839
DoorDash, Inc., Class A(a)	215,266	58,550,199
Marriott International, Inc., Class A	104,778	27,288,382
McDonald’s Corp.	24,259	7,372,068
Starbucks Corp.	90,260	7,635,996

		262,386,802

Household Products — 0.2%
Colgate-Palmolive Co.	228,589	18,273,405
Kimberly-Clark Corp.	71,793	8,926,741

		27,200,146

Industrial Conglomerates — 0.1%
3M Co.	51,482	7,988,977

Insurance — 0.4%
Aon PLC, Class A	116,356	41,490,222
Arthur J. Gallagher & Co.	9,165	2,838,767
Marsh & McLennan Cos., Inc.	35,109	7,075,517
Progressive Corp. (The)	17,541	4,331,750

		55,736,256

Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	1,609,976	391,385,166
Alphabet, Inc., Class C, NVS	1,310,912	319,272,618
Meta Platforms, Inc., Class A	818,888	601,374,969

		1,312,032,753

IT Services — 0.3%
Snowflake, Inc., Class A(a)	187,522	42,295,587

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.2%
Caterpillar, Inc.	34,189	$16,313,281
Illinois Tool Works, Inc.	57,550	15,006,738

		31,320,019

Oil, Gas & Consumable Fuels — 0.0%
Williams Cos., Inc. (The)	40,606	2,572,390

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	235,242	10,609,414
Eli Lilly & Co.	480,644	366,731,372
Zoetis, Inc., Class A	213,566	31,248,977

		408,589,763

Professional Services — 0.4%
Automatic Data Processing, Inc.	226,649	66,521,482

Semiconductors & Semiconductor Equipment — 22.3%
Advanced Micro Devices, Inc.(a)	565,166	91,438,207
Applied Materials, Inc.	136,477	27,942,301
Broadcom, Inc.	2,514,074	829,418,153
KLA Corp.	79,837	86,112,188
Lam Research Corp.	767,123	102,717,770
Marvell Technology, Inc.	35,701	3,001,383
NVIDIA Corp.	12,700,743	2,369,704,629
QUALCOMM, Inc.	148,158	24,647,565
Texas Instruments, Inc.	223,078	40,986,121

		3,575,968,317

Software — 21.2%
Adobe, Inc.(a)	255,342	90,071,891
AppLovin Corp., Class A(a)	143,038	102,778,525
Atlassian Corp., Class A(a)	97,102	15,507,189
Autodesk, Inc.(a)	127,817	40,603,626
Cadence Design Systems, Inc.(a)	163,708	57,504,072
Crowdstrike Holdings, Inc., Class A(a)	146,527	71,853,910
Fortinet, Inc.(a)(b)	381,721	32,095,102
Intuit, Inc.	163,818	111,872,950
Microsoft Corp.	4,025,721	2,085,122,192
Oracle Corp.	993,421	279,389,722
Palantir Technologies, Inc., Class A(a)	1,310,479	239,057,579
Palo Alto Networks, Inc.(a)	394,090	80,244,606
Salesforce, Inc.	62,726	14,866,062
ServiceNow, Inc.(a)	124,003	114,117,481
Strategy, Inc., Class A(a)(b)	8,675	2,795,172
Synopsys, Inc.(a)	81,271	40,098,299
Workday, Inc., Class A(a)	129,085	31,074,632

		3,409,053,010

Security	Shares	Value

Specialized REITs — 0.4%
American Tower Corp.	280,622	$53,969,223
Public Storage	12,480	3,604,848

		57,574,071

Specialty Retail — 1.8%
AutoZone, Inc.(a)	1,561	6,697,065
Home Depot, Inc. (The)	455,231	184,455,049
O’Reilly Automotive, Inc.(a)	469,914	50,661,428
TJX Cos., Inc. (The)	335,527	48,497,073

		290,310,615

Technology Hardware, Storage & Peripherals — 12.6%
Apple Inc.	7,915,874	2,015,618,997
Dell Technologies, Inc., Class C	24,794	3,515,045

		2,019,134,042

Total Long-Term Investments — 99.9% (Cost: $11,121,659,915)		16,027,894,491

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	14,519,612	14,526,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	20,120,517	20,120,517

Total Short-Term Securities — 0.2% (Cost: $34,647,093)		34,647,389

Total Investments — 100.1% (Cost: $11,156,307,008)		16,062,541,880

Liabilities in Excess of Other Assets — (0.1)%		(13,212,827)

Net Assets — 100.0%		$16,049,329,053

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$75,782,792	$—		$(61,261,725)(a	)	$5,509	$296	$14,526,872	14,519,612	$44,809	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,726,822	3,393,695	(a)	—		—	—	20,120,517	20,120,517	453,185		—

						$5,509	$296	$34,647,389		$497,994		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	73	12/19/25	$17,375	$343,544

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$343,544	$—	$—	$—	$343,544

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,127,976	$—	$—	$—	$5,127,976

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$656,558	$—	$—	$—	$656,558

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,372,123

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Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,027,894,491	$—	$—	$16,027,894,491
Short-Term Securities
Money Market Funds	34,647,389	—	—	34,647,389

	$16,062,541,880	$—	$—	$16,062,541,880

Derivative Financial Instruments(a)
Assets
Equity Contracts	$343,544	$—	$—	$343,544

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2025	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Boeing Co. (The)(a)	90,030	$19,431,175
General Dynamics Corp.	36,602	12,481,282
Lockheed Martin Corp.	21,779	10,872,294
Northrop Grumman Corp.	19,644	11,969,482
RTX Corp.	193,605	32,395,925
TransDigm Group, Inc.	6,591	8,687,070

		95,837,228

Air Freight & Logistics — 0.6%
FedEx Corp.	31,016	7,313,883
United Parcel Service, Inc., Class B	106,060	8,859,192

		16,173,075

Automobiles — 0.3%
General Motors Co.	137,781	8,400,508

Banks — 9.3%
Bank of America Corp.	898,503	46,353,770
Citigroup, Inc.	217,062	22,031,793
JPMorgan Chase & Co.	401,892	126,768,793
PNC Financial Services Group, Inc. (The)	57,234	11,500,028
Truist Financial Corp.	186,683	8,535,147
U.S. Bancorp	225,688	10,907,501
Wells Fargo & Co.	466,692	39,118,123

		265,215,155

Beverages — 1.7%
Coca-Cola Co. (The)	287,784	19,085,835
Keurig Dr. Pepper, Inc.	187,577	4,785,089
PepsiCo, Inc.	171,140	24,034,902

		47,905,826

Biotechnology — 1.0%
Amgen, Inc.	20,392	5,754,622
Gilead Sciences, Inc.	131,764	14,625,804
Regeneron Pharmaceuticals, Inc.	15,070	8,473,409

		28,853,835

Broadline Retail — 2.9%
Amazon.com, Inc.(a)	381,632	83,794,938

Building Products — 0.6%
Carrier Global Corp.	114,807	6,853,978
Johnson Controls International PLC	95,396	10,488,790

		17,342,768

Capital Markets — 6.0%
BlackRock, Inc.(b)	22,076	25,737,746
Brookfield Asset Management Ltd., Class A	36,435	2,074,609
Charles Schwab Corp. (The)	225,384	21,517,410
CME Group, Inc., Class A	51,966	14,040,694
Goldman Sachs Group, Inc. (The)	41,162	32,779,359
Interactive Brokers Group, Inc., Class A	58,736	4,041,624
Intercontinental Exchange, Inc.	82,599	13,916,279
KKR & Co., Inc., Class A	73,762	9,585,372
Morgan Stanley	166,660	26,492,274
S&P Global, Inc.	44,434	21,626,472

		171,811,839

Chemicals — 1.7%
Air Products & Chemicals, Inc.	32,101	8,754,585
Ecolab, Inc.	27,307	7,478,295
Linde PLC.	67,955	32,278,625
Sherwin-Williams Co. (The)	3,174	1,099,029

		49,610,534

Security	Shares	Value

Commercial Services & Supplies — 0.3%
Copart, Inc.(a)	8,817	$396,500
Republic Services, Inc.	29,364	6,738,451

		7,134,951

Communications Equipment — 1.6%
Cisco Systems, Inc.	575,970	39,407,867
Motorola Solutions, Inc.	13,936	6,372,794

		45,780,661

Construction Materials — 0.4%
CRH PLC	98,000	11,750,200

Consumer Finance — 1.3%
American Express Co.	53,426	17,745,980
Capital One Financial Corp.	90,960	19,336,277

		37,082,257

Consumer Staples Distribution & Retail — 2.3%
Target Corp.	65,848	5,906,565
Walmart, Inc.	566,678	58,401,835

		64,308,400

Diversified Telecommunication Services — 2.0%
AT&T Inc.	1,015,094	28,666,255
Verizon Communications, Inc.	611,170	26,860,921

		55,527,176

Electric Utilities — 2.6%
American Electric Power Co., Inc.	77,307	8,697,037
Constellation Energy Corp.	45,348	14,922,666
Duke Energy Corp.	112,417	13,911,604
NextEra Energy, Inc.	298,416	22,527,424
Southern Co. (The)	159,532	15,118,848

		75,177,579

Electrical Equipment — 1.1%
Eaton Corp. PLC	56,711	21,224,092
Emerson Electric Co.	81,658	10,711,896

		31,935,988

Energy Equipment & Services — 0.2%
Schlumberger NV	199,579	6,859,530

Entertainment — 1.1%
Walt Disney Co. (The)	262,058	30,005,641

Financial Services — 5.4%
Apollo Global Management, Inc.	18,005	2,399,526
Berkshire Hathaway, Inc., Class B(a)	266,901	134,181,809
Fiserv, Inc.(a)	56,657	7,304,787
PayPal Holdings, Inc.(a)	138,434	9,283,384

		153,169,506

Food Products — 0.4%
Mondelez International, Inc., Class A	187,662	11,723,245

Ground Transportation — 1.3%
CSX Corp.	271,249	9,632,052
Norfolk Southern Corp.	32,632	9,802,979
Union Pacific Corp.	79,727	18,845,071

		38,280,102

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	250,573	33,561,748
Becton Dickinson & Co.	41,454	7,758,945
Boston Scientific Corp.(a)	176,814	17,262,351
Edwards Lifesciences Corp.(a)	83,389	6,485,162

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	185,606	$17,677,115
Stryker Corp.	36,946	13,657,828

		96,403,149

Health Care Providers & Services — 3.1%
Cigna Group (The)	35,095	10,116,134
CVS Health Corp.	180,982	13,644,233
Elevance Health, Inc.	32,679	10,559,239
HCA Healthcare, Inc.	19,497	8,309,621
McKesson Corp.	1,407	1,086,964
UnitedHealth Group, Inc.	131,681	45,469,449

		89,185,640

Health Care REITs — 0.6%
Welltower, Inc.	96,831	17,249,474

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	287	1,549,591
Marriott International, Inc., Class A	7,707	2,007,211
McDonald’s Corp.	97,596	29,658,448
Starbucks Corp.	142,953	12,093,824

		45,309,074

Household Products — 2.1%
Colgate-Palmolive Co.	61,211	4,893,207
Kimberly-Clark Corp.	30,712	3,818,730
Procter & Gamble Co. (The)	339,900	52,225,635

		60,937,572

Industrial Conglomerates — 1.0%
3M Co.	64,754	10,048,526
Honeywell International, Inc.	92,029	19,372,104

		29,420,630

Industrial REITs — 0.5%
Prologis, Inc.	134,285	15,378,318

Insurance — 3.2%
Aflac, Inc.	70,349	7,857,983
American International Group, Inc.	83,378	6,548,508
Aon PLC, Class A	2,327	829,762
Arthur J. Gallagher & Co.	34,413	10,659,082
Chubb Ltd.	53,881	15,207,912
Marsh & McLennan Cos., Inc.	63,004	12,697,196
MetLife, Inc.	81,516	6,714,473
Progressive Corp. (The)	80,545	19,890,588
Travelers Cos., Inc. (The)	32,667	9,121,280

		89,526,784

Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	298,567	72,581,637
Alphabet, Inc., Class C, NVS	243,105	59,208,223
Meta Platforms, Inc., Class A	56,350	41,382,313

		173,172,173

IT Services — 2.1%
Accenture PLC, Class A	90,586	22,338,508
International Business Machines Corp.	134,638	37,989,458

		60,327,966

Life Sciences Tools & Services — 1.6%
Danaher Corp.	92,335	18,306,337
Thermo Fisher Scientific, Inc.(a)	54,647	26,504,888

		44,811,225

Machinery — 2.6%
Caterpillar, Inc.	58,758	28,036,380
Deere & Co.	35,366	16,171,457
Illinois Tool Works, Inc.	28,566	7,448,870

Security	Shares	Value

Machinery (continued)
PACCAR, Inc.	74,700	$7,344,504
Parker-Hannifin Corp.	18,599	14,100,832

		73,102,043

Media — 0.6%
Comcast Corp., Class A	529,999	16,652,569

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	206,676	8,105,833
Newmont Corp.	158,989	13,404,362
Southern Copper Corp.	12,011	1,457,655

		22,967,850

Multi-Utilities — 0.6%
Dominion Energy, Inc.	123,324	7,543,729
Sempra	94,611	8,513,098

		16,056,827

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	277,945	43,162,079
ConocoPhillips	183,222	17,330,969
EOG Resources, Inc.	79,084	8,866,898
Exxon Mobil Corp.	627,062	70,701,241
Williams Cos., Inc. (The)	166,655	10,557,594

		150,618,781

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	237,831	10,726,178
Johnson & Johnson	348,234	64,569,549
Merck & Co., Inc.	364,611	30,601,801
Pfizer, Inc.	822,089	20,946,828
Zoetis, Inc., Class A	13,135	1,921,913

		128,766,269

Professional Services — 0.0%
Automatic Data Processing, Inc.	4,317	1,267,040

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(a)	96,763	15,655,286
Analog Devices, Inc.	71,807	17,642,980
Applied Materials, Inc.	83,149	17,023,926
Intel Corp.	632,610	21,224,066
Marvell Technology, Inc.	116,197	9,768,682
Micron Technology, Inc.	161,687	27,053,469
QUALCOMM, Inc.	120,598	20,062,683
Texas Instruments, Inc.	77,754	14,285,742

		142,716,834

Software — 1.8%
Roper Technologies, Inc.	15,514	7,736,677
Salesforce, Inc.	119,974	28,433,838
Strategy, Inc., Class A(a)(c)	36,083	11,626,304
Synopsys, Inc.(a)	7,119	3,512,443

		51,309,262

Specialized REITs — 0.6%
Equinix, Inc.	14,159	11,089,895
Public Storage	19,851	5,733,962

		16,823,857

Specialty Retail — 2.0%
AutoZone, Inc.(a)	2,035	8,730,638
Home Depot, Inc. (The)	34,297	13,896,802
Lowe’s Cos., Inc.	81,104	20,382,246
O’Reilly Automotive, Inc.(a)	10,031	1,081,442
TJX Cos., Inc. (The)	81,016	11,710,053

		55,801,181

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	37,722	$5,347,848

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	167,579	11,685,284

Tobacco — 1.9%
Altria Group, Inc.	244,186	16,130,927
Philip Morris International, Inc.	225,456	36,568,963

		52,699,890

Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	65,739	15,736,602

Total Long-Term Investments — 99.7%
(Cost: $2,577,703,297)		2,836,955,084

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(b)(d)(e)	11,201,105	11,206,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(d)	5,237,288	5,237,288

Total Short-Term Securities — 0.6% (Cost: $16,442,961)		16,443,993

Total Investments — 100.3% (Cost: $2,594,146,258)		2,853,399,077

Liabilities in Excess of Other Assets — (0.3)%		(9,575,396)

Net Assets — 100.0%		$2,843,823,681

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$148,126	$11,056,992	(a)	$—	$555	$1,032	$11,206,705	11,201,105	$4,725	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,002,035	235,253	(a)	—	—	—	5,237,288	5,237,288	90,537		—
BlackRock, Inc.	26,269,552	2,063,786		(7,123,484)	1,034,720	3,493,172	25,737,746	22,076	239,921		—

					$1,035,275	$3,494,204	$42,181,739		$335,183		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 1000 Value E-Mini Index	60	12/19/25	$6,052	$14,243

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$14,243	$—	$—	$—	$14,243

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$454,019	$—	$—	$—	$454,019

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(83,227)	$—	$—	$—	$(83,227)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,239,435

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Top 200 Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,836,955,084	$—	$—	$2,836,955,084
Short-Term Securities
Money Market Funds	16,443,993	—	—	16,443,993

	$2,853,399,077	$—	$—	$2,853,399,077

Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,243	$—	$—	$14,243

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

September 30, 2025

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,866,868,062	$16,027,894,491	$2,811,217,338
Investments, at value — affiliated(c)	14,270,015	34,647,389	42,181,739
Cash	1	587	2
Cash pledged:
Futures contracts	169,000	1,177,000	398,971
Receivables:
Securities lending income — affiliated	796	6,715	1,904
Dividends — unaffiliated	595,255	2,476,246	1,662,442
Dividends — affiliated	9,502	78,310	16,232
Variation margin on futures contracts	10,011	70,445	13,200

Total assets	1,881,922,642	16,066,351,183	2,855,491,828

LIABILITIES
Collateral on securities loaned	4,741,338	14,508,830	11,205,118
Payables:
Investment advisory fees	225,926	2,513,300	463,029

Total liabilities	4,967,264	17,022,130	11,668,147

Commitments and contingent liabilities

NET ASSETS	$1,876,955,378	$16,049,329,053	$2,843,823,681

NET ASSETS CONSIST OF:
Paid-in capital	$1,355,748,661	$11,299,869,173	$2,637,182,578
Accumulated earnings	521,206,717	4,749,459,880	206,641,103

NET ASSETS	$1,876,955,378	$16,049,329,053	$2,843,823,681

NET ASSET VALUE
Shares outstanding	11,300,000	58,650,000	32,350,000

Net asset value	$166.10	$273.65	$87.91

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$1,335,177,145	$11,121,659,915	$2,558,582,413
(b) Securities loaned, at value	$4,647,295	$13,964,814	$10,842,044
(c) Investments, at cost — affiliated	$12,185,086	$34,647,093	$35,563,845

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$9,892,385	$42,784,444	$27,886,809
Dividends — affiliated	106,429	453,185	330,458
Interest — unaffiliated	14	729	142
Securities lending income — affiliated — net	3,072	44,809	4,725
Foreign taxes withheld	(951)	(5,225)	(2,387)

Total investment income	10,000,949	43,277,942	28,219,747

EXPENSES
Investment advisory	1,264,954	13,649,713	2,715,228
Interest expense	—	2	—

Total expenses	1,264,954	13,649,715	2,715,228

Net investment income	8,735,995	29,628,227	25,504,519

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,069,290)	(61,385,263)	(97,274)
Investments — affiliated	(3,502)	5,509	97,275
Futures contracts	510,612	5,127,976	454,019
In-kind redemptions — unaffiliated(a)	37,266,904	276,267,393	85,932,160
In-kind redemptions — affiliated(a)	113,413	—	938,000

	29,818,137	220,015,615	87,324,180

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	292,984,887	3,360,527,393	46,165,552
Investments — affiliated	1,157,020	296	3,494,204
Futures contracts	2,922	656,558	(83,227)

	294,144,829	3,361,184,247	49,576,529

Net realized and unrealized gain	323,962,966	3,581,199,862	136,900,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,698,961	$3,610,828,089	$162,405,228

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF			iShares Russell Top 200 Growth ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,735,995		$16,913,119	$29,628,227		$53,952,702
Net realized gain	29,818,137		105,202,792	220,015,615		1,301,847,957
Net change in unrealized appreciation (depreciation)	294,144,829		1,415,473	3,361,184,247		(665,471,380)

Net increase in net assets resulting from operations	332,698,961		123,531,384	3,610,828,089		690,329,279

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,432,136	)(b)	(16,927,143)	(28,608,505	)(b)	(53,727,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(13,961,817)		150,691,155	716,867,010		892,207,702

NET ASSETS
Total increase in net assets	310,305,008		257,295,396	4,299,086,594		1,528,809,624
Beginning of period	1,566,650,370		1,309,354,974	11,750,242,459		10,221,432,835

End of period	$1,876,955,378		$1,566,650,370	$16,049,329,053		$11,750,242,459

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,504,519		$49,876,367
Net realized gain	87,324,180		274,497,775
Net change in unrealized appreciation (depreciation)	49,576,529		(61,520,849)

Net increase in net assets resulting from operations	162,405,228		262,853,293

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,319,870	)(b)	(49,326,184)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(387,982,902)		739,577,805

NET ASSETS
Total increase (decrease) in net assets	(250,897,544)		953,104,914
Beginning of period	3,094,721,225		2,141,616,311

End of period	$2,843,823,681		$3,094,721,225

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$137.43		$127.12	$97.38	$107.99	$94.64	$61.54

Net investment income(a)	0.78		1.53	1.47	1.42	1.26	1.23
Net realized and unrealized gain (loss)(b)	28.64		10.30	29.74	(10.59)	13.37	33.09

Net increase (decrease) from investment operations	29.42		11.83	31.21	(9.17)	14.63	34.32

Distributions from net investment income(c)	(0.75	)(d)	(1.52)	(1.47)	(1.44)	(1.28)	(1.22)

Net asset value, end of period	$166.10		$137.43	$127.12	$97.38	$107.99	$94.64

Total Return(e)
Based on net asset value	21.45	%(f)	9.29%	32.29%	(8.41)%	15.48%	56.06%

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.04	%(h)	1.11%	1.34%	1.51%	1.20%	1.48%

Supplemental Data
Net assets, end of period (000)	$1,876,955		$1,566,650	$1,309,355	$803,407	$1,042,089	$865,920

Portfolio turnover rate(i)	3%		5%	4%	5%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$210.77		$195.25	$138.98	$158.56	$134.47	$84.14

Net investment income(a)	0.52		0.98	1.10	1.14	0.89	0.93
Net realized and unrealized gain (loss)(b)	62.86		15.52	56.34	(19.62)	24.09	50.31

Net increase (decrease) from investment operations	63.38		16.50	57.44	(18.48)	24.98	51.24

Distributions from net investment income(c)	(0.50	)(d)	(0.98)	(1.17)	(1.10)	(0.89)	(0.91)

Net asset value, end of period	$273.65		$210.77	$195.25	$138.98	$158.56	$134.47

Total Return(e)
Based on net asset value	30.09	%(f)	8.43%	41.48%	(11.60)%	18.58%	61.04%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.43	%(h)	0.45%	0.66%	0.87%	0.57%	0.77%

Supplemental Data
Net assets, end of period (000)	$16,049,329		$11,750,242	$10,221,433	$5,934,551	$4,820,372	$3,529,895

Portfolio turnover rate(i)	14%		28%	11%	12%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$82.20		$76.35	$65.15	$69.61	$63.58	$44.04

Net investment income(a)	0.78		1.58	1.55	1.40	1.30	1.26
Net realized and unrealized gain (loss)(b)	5.71		5.77	11.18	(4.52)	6.01	19.49

Net increase (decrease) from investment operations	6.49		7.35	12.73	(3.12)	7.31	20.75

Distributions from net investment income(c)	(0.78	)(d)	(1.50)	(1.53)	(1.34)	(1.28)	(1.21)

Net asset value, end of period	$87.91		$82.20	$76.35	$65.15	$69.61	$63.58

Total Return(e)
Based on net asset value	7.93	%(f)	9.71%	19.82%	(4.37)%	11.56%	47.63%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.88	%(h)	1.99%	2.28%	2.17%	1.91%	2.31%

Supplemental Data
Net assets, end of period (000)	$2,843,824		$3,094,721	$2,141,616	$1,557,158	$1,287,723	$1,153,937

Portfolio turnover rate(i)	18%		18%	14%	18%	15%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell Top 200(a)	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Russell Top 200
Barclays Bank PLC	$1,628,187	$(1,621,125)	$—	$7,062	(b)
J.P. Morgan Securities LLC	3,019,108	(3,019,108)	—	—

	$4,647,295	$(4,640,233)	$—	$7,062

Russell Top 200 Growth
Barclays Bank PLC	$1,084,632	$(1,084,632)	$—	$—
Citigroup Global Markets, Inc	6,322,816	(6,322,816)	—	—
J.P. Morgan Securities LLC	2,648,566	(2,648,566)	—	—
Wells Fargo Bank N.A	3,908,800	(3,908,800)	—	—

	$13,964,814	$(13,964,814)	$—	$—

Russell Top 200 Value
J.P. Morgan Securities LLC	$10,842,044	$(10,842,044)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

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Notes to Financial Statements (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Russell Top 200	0.15%
Russell Top 200 Value	0.20

For its investment advisory services to the iShares Russell Top 200 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $13 billion	0.2000%
Over $13 billion	0.1900

Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the iShares Russell Top 200 Growth ETF, based on the average daily net asset of the fund.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income—affiliated—net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Russell Top 200	$1,313
Russell Top 200 Growth	19,167
Russell Top 200 Value	2,014

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell Top 200	$33,939,105	$22,061,221	$(5,591,768)
Russell Top 200 Growth	1,217,056,383	1,136,627,414	4,907,773
Russell Top 200 Value	442,462,482	261,323,750	19,802,022

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends—affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell Top 200	$44,674,256	$44,098,409
Russell Top 200 Growth	1,971,907,873	1,960,735,361
Russell Top 200 Value	496,507,369	496,574,538

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell Top 200	$90,061,962	$104,069,449
Russell Top 200 Growth	1,341,305,198	631,502,721
Russell Top 200 Value	221,033,354	607,896,644

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Russell Top 200	$(41,055,528)
Russell Top 200 Growth	(335,650,507)
Russell Top 200 Value	(137,574,885)

(a)	Amounts available to offset future realized capital gains.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell Top 200	$1,349,429,897	$580,521,258	$(48,777,047)	$531,744,211
Russell Top 200 Growth	11,200,605,338	4,944,042,938	(81,762,852)	4,862,280,086
Russell Top 200 Value	2,598,361,093	377,844,510	(122,792,283)	255,052,227

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount

Russell Top 200
Shares sold	650,000	$90,260,506	3,300,000	$450,814,008
Shares redeemed	(750,000)	(104,222,323)	(2,200,000)	(300,122,853)

	(100,000)	$(13,961,817)	1,100,000	$150,691,155

Russell Top 200 Growth
Shares sold	5,450,000	$1,343,616,974	19,050,000	$4,187,470,365
Shares redeemed	(2,550,000)	(626,749,964)	(15,650,000)	(3,295,262,663)

	2,900,000	$716,867,010	3,400,000	$892,207,702

Russell Top 200 Value
Shares sold	2,750,000	$221,858,902	24,750,000	$1,971,403,174
Shares redeemed	(8,050,000)	(609,841,804)	(15,150,000)	(1,231,825,369)

	(5,300,000)	$(387,982,902)	9,600,000	$739,577,805

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	31

Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not previously provide for any breakpoints in the Fund’s investment advisory fee rate but that BFA and the Board agreed during the June 10-11, 2025 meeting to revise the Advisory Agreement for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers

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Board Review and Approval of Investment Advisory Contract (continued)

for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the medianofthe investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the

36	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	37

Board Review and Approval of Investment Advisory Contract (continued)

authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

38	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Russell 3000 ETF | IWV | NYSE Arca

• iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
AAR Corp.(a)	9,322	$835,904
AeroVironment, Inc.(a)	8,376	2,637,519
AerSale Corp.(a)	7,379	60,434
Archer Aviation, Inc., Class A(a)(b)	143,061	1,370,524
Astronics Corp.(a)(b)	7,659	349,327
ATI, Inc.(a)	37,092	3,017,063
Axon Enterprise, Inc.(a)(b)	19,784	14,197,790
Boeing Co. (The)(a)	192,904	41,634,470
BWX Technologies, Inc.	24,028	4,430,042
Byrna Technologies, Inc.(a)(b)	5,725	126,866
Cadre Holdings, Inc.	6,664	243,303
Curtiss-Wright Corp.	10,010	5,434,829
Ducommun, Inc.(a)(b)	2,594	249,361
General Dynamics Corp.	67,020	22,853,820
General Electric Co.	279,509	84,081,897
HEICO Corp.	11,256	3,633,662
HEICO Corp., Class A	19,888	5,053,342
Hexcel Corp.	23,059	1,445,799
Howmet Aerospace, Inc.	106,349	20,868,864
Huntington Ingalls Industries, Inc.	10,739	3,091,865
Intuitive Machines, Inc., Class A(a)(b)	28,711	302,040
Karman Holdings, Inc.(a)	7,035	507,927
Kratos Defense & Security Solutions, Inc.(a)(b)	43,216	3,948,646
L3Harris Technologies, Inc.	49,531	15,127,263
Leonardo DRS, Inc.	19,417	881,532
Loar Holdings, Inc.(a)(b)	11,449	915,920
Lockheed Martin Corp.	55,735	27,823,469
Mercury Systems, Inc.(a)(b)	13,040	1,009,296
Moog, Inc., Class A	7,636	1,585,768
Northrop Grumman Corp.	35,959	21,910,538
Park Aerospace Corp.	6,330	128,752
Redwire Corp.(a)(b)	9,717	87,356
Rocket Lab Corp.(a)(b)	109,937	5,267,082
RTX Corp.	355,397	59,468,580
Spirit AeroSystems Holdings, Inc., Class A(a)	32,262	1,245,313
StandardAero, Inc.(a)	36,039	983,504
Textron, Inc.	47,724	4,032,201
TransDigm Group, Inc.	14,777	19,476,382
V2X, Inc.(a)	3,317	192,685
VSE Corp.(b)	5,811	966,021
Woodward, Inc.	15,348	3,878,593

		385,355,549

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	30,554	4,045,350
Expeditors International of Washington, Inc.	36,977	4,533,011
FedEx Corp.	56,953	13,430,087
Forward Air Corp.(a)(b)	7,285	186,787
GXO Logistics, Inc.(a)(b)	30,837	1,630,969
Hub Group, Inc., Class A	17,241	593,780
United Parcel Service, Inc., Class B	194,346	16,233,721

		40,653,705

Automobile Components — 0.1%
Adient PLC(a)	24,669	594,030
American Axle & Manufacturing Holdings, Inc.(a)	29,952	180,012
Aptiv PLC(a)	57,718	4,976,446
BorgWarner, Inc.	56,976	2,504,665
Cooper-Standard Holdings, Inc.(a)	6,593	243,479
Dana, Inc.	33,888	679,115
Dorman Products, Inc.(a)(b)	7,367	1,148,368
Fox Factory Holding Corp.(a)	11,159	271,052

Security	Shares	Value

Automobile Components (continued)
Garrett Motion, Inc.	33,317	$453,778
Gentex Corp.	62,340	1,764,222
Gentherm, Inc.(a)	8,411	286,479
Goodyear Tire & Rubber Co. (The)(a)	74,767	559,257
LCI Industries	6,909	643,573
Lear Corp.	14,309	1,439,628
Luminar Technologies, Inc., Class A(a)(b)	4,379	8,364
Modine Manufacturing Co.(a)(b)	14,167	2,013,981
Patrick Industries, Inc.	8,770	907,081
Phinia, Inc.	12,397	712,580
QuantumScape Corp., Class A(a)(b)	109,458	1,348,523
Solid Power, Inc., Class A(a)(b)	37,584	130,416
Standard Motor Products, Inc.	5,053	206,263
Visteon Corp.	6,938	831,589
XPEL, Inc.(a)(b)	6,599	218,229

		22,121,130

Automobiles — 2.1%
Ford Motor Co.	1,031,873	12,341,201
General Motors Co.	253,002	15,425,532
Harley-Davidson, Inc.	31,625	882,337
Lucid Group, Inc.(a)(b)	33,562	798,440
Rivian Automotive, Inc., Class A(a)(b)	205,545	3,017,401
Tesla, Inc.(a)	747,853	332,585,186
Thor Industries, Inc.	13,238	1,372,648
Winnebago Industries, Inc.	7,772	259,896

		366,682,641

Banks — 3.9%
1st Source Corp.	4,019	247,410
ACNB Corp.	3,171	139,651
Amalgamated Financial Corp.	5,033	136,646
Amerant Bancorp, Inc., Class A	7,701	148,398
Ameris Bancorp	16,068	1,177,945
Arrow Financial Corp.	4,958	140,311
Associated Banc-Corp.	42,680	1,097,303
Atlantic Union Bankshares Corp.	41,657	1,470,076
Axos Financial, Inc.(a)	13,687	1,158,605
Banc of California, Inc.	32,753	542,062
BancFirst Corp.	5,927	749,469
Bancorp, Inc. (The)(a)(b)	11,611	869,548
Bank First Corp.	2,926	354,953
Bank of America Corp.	1,792,305	92,465,015
Bank of Hawaii Corp.	10,346	679,111
Bank of Marin Bancorp	4,473	108,604
Bank of NT Butterfield & Son Ltd. (The)	13,959	599,120
Bank OZK	29,319	1,494,683
BankUnited, Inc.	20,108	767,321
Banner Corp.	9,776	640,328
Bar Harbor Bankshares	4,781	145,629
BayCom Corp.	6,177	177,589
BCB Bancorp, Inc.	5,721	49,658
Beacon Financial Corp.	19,109	453,074
Blue Foundry Bancorp(a)(b)	8,802	80,010
BOK Financial Corp.	6,014	670,200
Bridgewater Bancshares, Inc.(a)	8,118	142,877
Burke & Herbert Financial Services Corp.	3,899	240,529
Business First Bancshares, Inc.	6,500	153,465
Byline Bancorp, Inc.	7,310	202,706
Cadence Bank	38,190	1,433,653
California BanCorp(a)	8,897	148,402
Camden National Corp.	3,698	142,706
Capital City Bank Group, Inc.	4,535	189,518
Capitol Federal Financial, Inc.	39,519	250,946

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Carter Bankshares, Inc.(a)(b)	8,257	$160,268
Cathay General Bancorp	17,603	845,120
Central Pacific Financial Corp.	8,258	250,548
Citigroup, Inc.	485,200	49,247,800
Citizens & Northern Corp.	5,775	114,403
Citizens Financial Group, Inc.	116,489	6,192,555
Citizens Financial Services, Inc.	1,376	82,945
City Holding Co.	3,758	465,503
Civista Bancshares, Inc.	5,989	121,637
CNB Financial Corp.	5,031	121,750
Coastal Financial Corp.(a)(b)	2,779	300,604
Colony Bankcorp, Inc.	2,308	39,259
Columbia Banking System, Inc.	81,292	2,092,456
Columbia Financial, Inc.(a)(b)	8,559	128,471
Comerica, Inc.	35,717	2,447,329
Commerce Bancshares, Inc.	33,225	1,985,526
Community Financial System, Inc.	14,021	822,191
Community Trust Bancorp, Inc.	3,824	213,953
Community West Bancshares	7,098	147,922
ConnectOne Bancorp, Inc.	13,770	341,634
Cullen/Frost Bankers, Inc.	16,084	2,038,969
Customers Bancorp, Inc.(a)	7,288	476,417
CVB Financial Corp.	34,388	650,277
Dime Community Bancshares, Inc.	9,301	277,449
Eagle Bancorp, Inc.	7,770	157,109
East West Bancorp, Inc.	37,054	3,944,398
Eastern Bankshares, Inc.	48,231	875,393
Enterprise Financial Services Corp.	9,300	539,214
Equity Bancshares, Inc., Class A	3,946	160,602
Esquire Financial Holdings, Inc.(b)	2,267	231,359
Farmers & Merchants Bancorp, Inc.	4,321	108,068
Farmers National Banc Corp.	10,750	154,908
FB Financial Corp.	10,346	576,686
Fidelity D&D Bancorp, Inc.	2,306	101,072
Fifth Third Bancorp	179,265	7,986,256
Financial Institutions, Inc.	4,596	125,011
First Bancorp, Inc. (The)	3,765	98,869
First BanCorp/Puerto Rico	43,678	963,100
First Bancorp/Southern Pines NC	11,973	633,252
First Bank	9,330	151,986
First Busey Corp.	22,418	518,977
First Business Financial Services, Inc.	3,288	168,543
First Citizens BancShares, Inc., Class A	2,524	4,515,840
First Commonwealth Financial Corp.	23,447	399,771
First Community Bankshares, Inc.	4,379	152,389
First Financial Bancorp	24,018	606,454
First Financial Bankshares, Inc.	34,250	1,152,512
First Financial Corp.	2,780	156,903
First Foundation, Inc.(a)(b)	11,532	64,233
First Hawaiian, Inc.	35,164	873,122
First Horizon Corp.	133,100	3,009,391
First Internet Bancorp	4,001	89,742
First Interstate BancSystem, Inc., Class A	23,532	749,965
First Merchants Corp.	14,229	536,433
First Mid Bancshares, Inc.	6,897	261,258
Five Star Bancorp	3,899	125,548
Flagstar Financial, Inc.	79,748	921,089
Flushing Financial Corp.	8,449	116,681
FNB Corp.	93,365	1,504,110
FS Bancorp, Inc.	3,205	127,944
Fulton Financial Corp.	43,550	811,336
German American Bancorp, Inc.	10,514	412,885
Glacier Bancorp, Inc.	31,435	1,529,941

Security	Shares	Value

Banks (continued)
Great Southern Bancorp, Inc.	2,564	$157,045
Guaranty Bancshares, Inc.	3,109	151,564
Hancock Whitney Corp.	23,468	1,469,331
Hanmi Financial Corp.	8,508	210,063
HarborOne Bancorp, Inc.	16,956	230,602
HBT Financial, Inc.	5,092	128,318
Heritage Commerce Corp.	16,424	163,090
Heritage Financial Corp.	9,092	219,935
Hilltop Holdings, Inc.	13,725	458,689
Hingham Institution For Savings (The)(b)	460	121,339
Home Bancorp, Inc.	2,883	156,619
Home BancShares, Inc.	52,132	1,475,336
HomeTrust Bancshares, Inc.	5,400	221,076
Hope Bancorp, Inc.	29,097	313,375
Horizon Bancorp, Inc.	10,486	167,881
Huntington Bancshares, Inc.	381,368	6,586,225
Independent Bank Corp.	14,010	969,072
Independent Bank Corp.	5,188	160,698
International Bancshares Corp.	14,562	1,001,137
John Marshall Bancorp, Inc.	5,869	116,324
JPMorgan Chase & Co.	738,555	232,962,404
Kearny Financial Corp.	15,563	102,249
KeyCorp	251,822	4,706,553
Lakeland Financial Corp.	5,867	376,661
Live Oak Bancshares, Inc.	8,419	296,517
M&T Bank Corp.	41,601	8,221,190
Mechanics Bancorp, Class A(a)	4,862	64,713
Mercantile Bank Corp.	4,735	213,075
Metrocity Bankshares, Inc.	7,533	208,589
Metropolitan Bank Holding Corp.	2,445	182,935
Mid Penn Bancorp, Inc.	5,567	159,439
Middlefield Banc Corp.	4,179	125,412
Midland States Bancorp, Inc.	6,182	105,959
MidWestOne Financial Group, Inc.	6,031	170,617
MVB Financial Corp.	5,560	139,334
National Bank Holdings Corp., Class A	8,169	315,650
NB Bancorp, Inc.(b)	10,264	181,160
NBT Bancorp, Inc.	11,712	489,093
Nicolet Bankshares, Inc.	3,243	436,183
Northeast Bank(b)	1,261	126,302
Northeast Community Bancorp, Inc.	7,043	144,875
Northfield Bancorp, Inc.	12,188	143,818
Northrim BanCorp, Inc.	9,888	214,174
Northwest Bancshares, Inc.	38,145	472,617
NU Holdings Ltd., Class A(a)	888,867	14,230,761
OceanFirst Financial Corp.	15,077	264,903
OFG Bancorp	11,285	490,785
Old National Bancorp	92,122	2,022,078
Old Second Bancorp, Inc.	11,859	204,983
Orange County Bancorp, Inc.	5,480	138,151
Origin Bancorp, Inc.	6,973	240,708
Orrstown Financial Services, Inc.	6,463	219,613
Park National Corp.	3,540	575,356
Pathward Financial, Inc.	6,553	484,988
Peapack-Gladstone Financial Corp.	4,823	133,115
Peoples Bancorp, Inc.	9,584	287,424
Peoples Financial Services Corp.	3,216	156,330
Pinnacle Financial Partners, Inc.	20,143	1,889,212
PNC Financial Services Group, Inc. (The)	105,640	21,226,245
Popular, Inc.	17,699	2,247,950
Preferred Bank	2,234	201,931
Primis Financial Corp.	9,664	101,569
Prosperity Bancshares, Inc.	24,569	1,630,153

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Provident Financial Services, Inc.	36,608	$705,802
QCR Holdings, Inc.	5,023	379,940
RBB Bancorp	4,860	91,174
Red River Bancshares, Inc.	2,052	133,011
Regions Financial Corp.	239,137	6,306,043
Renasant Corp.	25,216	930,218
Republic Bancorp, Inc., Class A	3,121	225,492
S&T Bancorp, Inc.	8,909	334,889
Seacoast Banking Corp. of Florida	22,337	679,715
ServisFirst Bancshares, Inc.	13,598	1,095,047
Shore Bancshares, Inc.	6,765	111,014
Sierra Bancorp	2,148	62,099
Simmons First National Corp., Class A	37,243	713,948
SmartFinancial, Inc.	6,388	228,243
South Plains Financial, Inc.	3,525	136,241
Southern First Bancshares, Inc.(a)	2,897	127,816
Southern Missouri Bancorp, Inc.	2,541	133,555
Southside Bancshares, Inc.	9,446	266,849
Southstate Bank Corp.	26,419	2,612,047
Stellar Bancorp, Inc.	13,505	409,742
Stock Yards Bancorp, Inc.	7,549	528,355
Synovus Financial Corp.	37,315	1,831,420
Texas Capital Bancshares, Inc.(a)	12,963	1,095,762
Third Coast Bancshares, Inc.(a)	1,128	42,830
Timberland Bancorp, Inc.	3,780	125,798
Tompkins Financial Corp.	3,398	224,982
Towne Bank	16,884	583,680
TriCo Bancshares	7,239	321,484
Triumph Financial, Inc.(a)(b)	5,778	289,131
Truist Financial Corp.	342,797	15,672,679
TrustCo Bank Corp.	5,240	190,212
Trustmark Corp.	16,786	664,726
U.S. Bancorp	415,130	20,063,233
UMB Financial Corp.	19,430	2,299,540
United Bankshares, Inc.	35,521	1,321,736
United Community Banks, Inc.	31,602	990,723
Unity Bancorp, Inc.	3,460	169,090
Univest Financial Corp.	7,145	214,493
Valley National Bancorp	123,494	1,309,036
Veritex Holdings, Inc.	12,039	403,668
WaFd, Inc.	19,364	586,536
Washington Trust Bancorp, Inc.	3,568	103,115
Webster Financial Corp.	46,387	2,757,243
Wells Fargo & Co.	856,980	71,832,064
WesBanco, Inc.	23,921	763,798
West BanCorp, Inc.	5,700	115,824
Westamerica BanCorp	7,659	382,873
Western Alliance Bancorp	28,088	2,435,791
Wintrust Financial Corp.	17,014	2,253,334
WSFS Financial Corp.	15,622	842,494
Zions Bancorp N.A	39,317	2,224,556

		674,751,441

Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,399	507,196
Brown-Forman Corp., Class A	14,059	378,328
Brown-Forman Corp., Class B, NVS	39,167	1,060,642
Celsius Holdings, Inc.(a)	43,639	2,508,806
Coca-Cola Co. (The)	1,033,336	68,530,843
Coca-Cola Consolidated, Inc.	13,729	1,608,490
Constellation Brands, Inc., Class A	38,398	5,171,059
Keurig Dr. Pepper, Inc.	343,464	8,761,767
MGP Ingredients, Inc.	3,847	93,059

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	46,112	$2,086,568
Monster Beverage Corp.(a)	185,010	12,453,023
National Beverage Corp.(a)	6,689	246,958
PepsiCo, Inc.	364,582	51,201,896
Primo Brands Corp., Class A	64,835	1,432,853
Vita Coco Co., Inc. (The)(a)(b)	11,778	500,212

		156,541,700

Biotechnology — 2.0%
4D Molecular Therapeutics, Inc.(a)	12,379	107,574
89bio, Inc.(a)(b)	36,743	540,122
AbbVie, Inc.	471,055	109,068,075
ABSCI CORP(a)(b)	34,610	105,214
ACADIA Pharmaceuticals, Inc.(a)	34,338	732,773
ADC Therapeutics SA(a)(b)	46,573	186,292
ADMA Biologics, Inc.(a)(b)	64,225	941,539
Agios Pharmaceuticals, Inc.(a)	16,158	648,582
Akebia Therapeutics, Inc.(a)(b)	44,679	121,974
Akero Therapeutics, Inc.(a)(b)	20,130	955,772
Aldeyra Therapeutics, Inc.(a)(b)	14,574	76,076
Alector, Inc.(a)	16,058	47,532
Alkermes PLC(a)	42,211	1,266,330
Allogene Therapeutics, Inc.(a)(b)	24,713	30,644
Alnylam Pharmaceuticals, Inc.(a)	33,103	15,094,968
Altimmune, Inc.(a)(b)	22,762	85,813
Amgen, Inc.	143,185	40,406,807
Amicus Therapeutics, Inc.(a)	79,836	629,108
AnaptysBio, Inc.(a)(b)	7,218	221,015
Anavex Life Sciences Corp.(a)(b)	19,156	170,488
Anika Therapeutics, Inc.(a)	5,963	56,052
Annexon, Inc.(a)	23,085	70,409
Apellis Pharmaceuticals, Inc.(a)	26,280	594,716
Apogee Therapeutics, Inc.(a)(b)	10,939	434,606
Arbutus Biopharma Corp.(a)(b)	48,140	218,556
Arcellx, Inc.(a)(b)	10,795	886,270
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,718	160,673
Arcus Biosciences, Inc.(a)	11,999	163,186
Arcutis Biotherapeutics, Inc.(a)(b)	24,544	462,654
Ardelyx, Inc.(a)	55,638	306,565
ArriVent Biopharma, Inc.(a)(b)	7,457	137,582
Arrowhead Pharmaceuticals, Inc.(a)	30,576	1,054,566
ARS Pharmaceuticals, Inc.(a)(b)	17,273	173,594
Astria Therapeutics, Inc.(a)	11,239	81,820
aTyr Pharma, Inc.(a)(b)	30,459	21,973
Aura Biosciences, Inc.(a)(b)	8,640	53,395
Aurinia Pharmaceuticals, Inc.(a)(b)	37,456	413,889
Avidity Biosciences, Inc.(a)(b)	28,482	1,240,961
Avita Medical, Inc.(a)(b)	7,091	36,235
Beam Therapeutics, Inc.(a)(b)	24,225	587,941
Bicara Therapeutics, Inc.(a)(b)	9,224	145,647
BioCryst Pharmaceuticals, Inc.(a)	63,932	485,244
Biogen, Inc.(a)	39,012	5,464,801
Biohaven Ltd.(a)	23,396	351,174
BioMarin Pharmaceutical, Inc.(a)	49,535	2,682,816
Bridgebio Pharma, Inc.(a)(b)	41,553	2,158,263
Capricor Therapeutics, Inc.(a)(b)	7,279	52,482
CareDx, Inc.(a)	12,799	186,097
Catalyst Pharmaceuticals, Inc.(a)	32,255	635,424
Celcuity, Inc.(a)(b)	7,846	387,592
Celldex Therapeutics, Inc.(a)(b)	16,432	425,096
CG oncology, Inc.(a)(b)	12,547	505,393
Cidara Therapeutics, Inc.(a)(b)	4,412	422,493
Cogent Biosciences, Inc.(a)	38,249	549,256

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Coherus Oncology, Inc.(a)(b)	16,472	$27,014
Compass Therapeutics, Inc.(a)(b)	33,095	115,833
CRISPR Therapeutics AG(a)(b)	21,715	1,407,349
Cullinan Therapeutics, Inc.(a)	16,463	97,626
Cytokinetics, Inc.(a)	29,419	1,616,868
Day One Biopharmaceuticals, Inc.(a)(b)	18,110	127,676
Denali Therapeutics, Inc.(a)(b)	32,085	465,874
Design Therapeutics, Inc.(a)(b)	8,844	66,595
Dianthus Therapeutics, Inc.(a)(b)	6,296	247,748
Disc Medicine, Inc.(a)(b)	5,315	351,215
Dynavax Technologies Corp.(a)	37,095	368,353
Dyne Therapeutics, Inc.(a)	21,236	268,635
Editas Medicine, Inc.(a)(b)	18,579	64,469
Enanta Pharmaceuticals, Inc.(a)(b)	4,804	57,504
Entrada Therapeutics, Inc.(a)	7,426	43,071
Erasca, Inc.(a)(b)	67,149	146,385
Exact Sciences Corp.(a)	48,011	2,626,682
Exelixis, Inc.(a)	71,541	2,954,643
Fate Therapeutics, Inc.(a)	20,155	25,395
Geron Corp.(a)	164,158	224,896
Gilead Sciences, Inc.	331,675	36,815,925
GRAIL, Inc.(a)(b)	7,008	414,383
Halozyme Therapeutics, Inc.(a)	32,871	2,410,759
Heron Therapeutics, Inc.(a)(b)	28,130	35,444
Humacyte, Inc.(a)(b)	24,303	42,287
Ideaya Biosciences, Inc.(a)(b)	21,592	587,518
ImmunityBio, Inc.(a)(b)	47,437	116,695
Immunome, Inc.(a)(b)	13,541	158,565
Immunovant, Inc.(a)(b)	16,042	258,597
Incyte Corp.(a)	42,393	3,595,350
Inhibrx Biosciences, Inc.(a)(b)	1,901	64,026
Insmed, Inc.(a)	49,496	7,127,919
Intellia Therapeutics, Inc.(a)(b)	23,117	399,231
Ionis Pharmaceuticals, Inc.(a)(b)	41,618	2,722,650
Iovance Biotherapeutics, Inc.(a)(b)	63,087	136,899
Ironwood Pharmaceuticals, Inc., Class A(a)	40,103	52,535
Jade Biosciences, Inc.(b)	14,559	125,644
Janux Therapeutics, Inc.(a)(b)	13,196	322,510
KalVista Pharmaceuticals, Inc.(a)(b)	6,449	78,549
Keros Therapeutics, Inc.(a)(b)	6,911	109,332
Kodiak Sciences, Inc.(a)(b)	14,024	229,573
Korro Bio, Inc.(a)(b)	3,208	153,631
Krystal Biotech, Inc.(a)	6,595	1,164,215
Kura Oncology, Inc.(a)	16,575	146,689
Kymera Therapeutics, Inc.(a)(b)	12,863	728,046
Larimar Therapeutics, Inc.(a)(b)	16,797	54,254
Madrigal Pharmaceuticals, Inc.(a)(b)	5,029	2,306,601
MannKind Corp.(a)(b)	81,330	436,742
MeiraGTx Holdings PLC(a)(b)	17,036	140,206
Metsera, Inc.(a)(b)	14,033	734,347
MiMedx Group, Inc.(a)(b)	33,199	231,729
Mineralys Therapeutics, Inc.(a)(b)	10,823	410,408
Mirum Pharmaceuticals, Inc.(a)	10,342	758,172
Moderna, Inc.(a)	94,070	2,429,828
Monte Rosa Therapeutics, Inc.(a)(b)	14,084	104,362
Myriad Genetics, Inc.(a)	22,601	163,405
Natera, Inc.(a)	34,434	5,542,841
Neurocrine Biosciences, Inc.(a)	26,113	3,665,743
Neurogene, Inc.(a)(b)	4,356	75,489
Nkarta, Inc.(a)(b)	8,663	17,932
Novavax, Inc.(a)(b)	40,685	352,739
Nurix Therapeutics, Inc.(a)(b)	17,348	160,296
Nuvalent, Inc., Class A(a)(b)	11,382	984,315

Security	Shares	Value

Biotechnology (continued)
Olema Pharmaceuticals, Inc.(a)(b)	11,707	$114,612
Organogenesis Holdings, Inc., Class A(a)(b)	30,826	130,086
ORIC Pharmaceuticals, Inc.(a)	17,100	205,200
Perspective Therapeutics, Inc.(a)	14,679	50,349
Praxis Precision Medicines, Inc.(a)(b)	4,543	240,779
Precigen, Inc.(a)(b)	60,123	197,805
Prime Medicine, Inc.(a)(b)	10,331	57,234
Protagonist Therapeutics, Inc.(a)(b)	15,728	1,044,811
Prothena Corp. PLC(a)	10,692	104,354
PTC Therapeutics, Inc.(a)(b)	19,700	1,208,989
Recursion Pharmaceuticals, Inc., Class A(a)(b)	95,838	467,689
Regeneron Pharmaceuticals, Inc.	27,871	15,671,027
REGENXBIO, Inc.(a)(b)	9,214	88,915
Relay Therapeutics, Inc.(a)(b)	19,855	103,643
Replimune Group, Inc.(a)(b)	22,403	93,869
Revolution Medicines, Inc.(a)	43,717	2,041,584
Rhythm Pharmaceuticals, Inc.(a)	13,732	1,386,795
Rigel Pharmaceuticals, Inc.(a)(b)	6,336	179,499
Rocket Pharmaceuticals, Inc.(a)(b)	18,551	60,476
Roivant Sciences Ltd.(a)	113,405	1,715,818
Sana Biotechnology, Inc.(a)(b)	48,521	172,250
Sarepta Therapeutics, Inc.(a)	24,733	476,605
Savara, Inc.(a)(b)	41,686	148,819
Scholar Rock Holding Corp.(a)(b)	21,709	808,443
Soleno Therapeutics, Inc.(a)(b)	10,542	712,639
Spyre Therapeutics, Inc.(a)(b)	9,122	152,885
Stoke Therapeutics, Inc.(a)(b)	7,714	181,279
Summit Therapeutics, Inc.(a)(b)	30,978	640,006
Syndax Pharmaceuticals, Inc.(a)(b)	19,507	300,115
Tango Therapeutics, Inc.(a)	12,855	107,982
Taysha Gene Therapies, Inc.(a)(b)	68,399	223,665
TG Therapeutics, Inc.(a)	39,865	1,440,123
Tourmaline Bio, Inc.(a)	4,998	239,054
Travere Therapeutics, Inc.(a)	26,439	631,892
Twist Bioscience Corp.(a)(b)	14,994	421,931
Tyra Biosciences, Inc.(a)(b)	6,459	90,361
Ultragenyx Pharmaceutical, Inc.(a)	24,914	749,413
United Therapeutics Corp.(a)	11,914	4,994,468
Upstream Bio, Inc.(a)(b)	9,359	176,043
UroGen Pharma Ltd.(a)(b)	9,391	187,350
Vanda Pharmaceuticals, Inc.(a)(b)	14,775	73,727
Vaxcyte, Inc.(a)(b)	33,279	1,198,710
Vera Therapeutics, Inc., Class A(a)(b)	10,601	308,065
Veracyte, Inc.(a)	19,787	679,288
Vericel Corp.(a)	14,211	447,220
Vertex Pharmaceuticals, Inc.(a)	68,205	26,711,806
Viking Therapeutics, Inc.(a)(b)	27,201	714,842
Vir Biotechnology, Inc.(a)	19,976	114,063
Viridian Therapeutics, Inc.(a)(b)	18,934	408,596
Voyager Therapeutics, Inc.(a)(b)	8,903	41,577
Xencor, Inc.(a)	14,850	174,191
Xenon Pharmaceuticals, Inc.(a)(b)	19,935	800,390
Zymeworks, Inc.(a)(b)	13,941	238,112

		350,843,775

Broadline Retail — 3.4%
Amazon.com, Inc.(a)	2,550,119	559,929,629
Coupang, Inc., Class A(a)	329,282	10,602,880
Dillard’s, Inc., Class A(b)	751	461,475
eBay, Inc.	122,153	11,109,815
Etsy, Inc.(a)	27,374	1,817,360
Groupon, Inc.(a)(b)	6,563	153,246
Kohl’s Corp.	29,141	447,897

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Broadline Retail (continued)
Macy’s, Inc.	73,325	$1,314,717
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,887	2,168,291
Savers Value Village, Inc.(a)(b)	6,807	90,193

		588,095,503

Building Products — 0.6%
A. O. Smith Corp.	31,624	2,321,518
AAON, Inc.	17,450	1,630,528
Advanced Drainage Systems, Inc.	19,030	2,639,461
Allegion PLC	22,948	4,069,828
American Woodmark Corp.(a)	4,736	316,175
Apogee Enterprises, Inc.	6,925	301,722
Armstrong World Industries, Inc.	12,051	2,362,117
AZZ, Inc.	8,343	910,472
Builders FirstSource, Inc.(a)(b)	29,314	3,554,323
Carlisle Cos., Inc.	11,372	3,740,933
Carrier Global Corp.	210,815	12,585,655
CSW Industrials, Inc.	4,372	1,061,303
Fortune Brands Innovations, Inc.	32,468	1,733,467
Gibraltar Industries, Inc.(a)	8,084	507,675
Griffon Corp.	11,039	840,620
Hayward Holdings, Inc.(a)	52,627	795,720
Insteel Industries, Inc.	4,923	188,748
Janus International Group, Inc.(a)(b)	37,382	368,960
JELD-WEN Holding, Inc.(a)	21,636	106,233
Johnson Controls International PLC	175,341	19,278,743
Lennox International, Inc.	8,359	4,424,920
Masco Corp.	56,386	3,969,011
Masterbrand, Inc.(a)	33,960	447,253
Owens Corning	22,825	3,228,825
Quanex Building Products Corp.	11,665	165,876
Resideo Technologies, Inc.(a)	37,615	1,624,216
Simpson Manufacturing Co., Inc.	11,539	1,932,321
Tecnoglass, Inc.	5,909	395,371
Trane Technologies PLC	59,124	24,947,963
Trex Co., Inc.(a)	28,336	1,464,121
UFP Industries, Inc.	16,229	1,517,249
Zurn Elkay Water Solutions Corp.	38,683	1,819,261

		105,250,588

Capital Markets — 3.5%
Acadian Asset Management, Inc.	8,483	408,541
Affiliated Managers Group, Inc.	7,410	1,766,766
Ameriprise Financial, Inc.	25,520	12,536,700
Ares Management Corp., Class A	49,630	7,935,341
Artisan Partners Asset Management, Inc., Class A	14,903	646,790
Bank of New York Mellon Corp. (The)	187,508	20,430,872
BGC Group, Inc., Class A	87,989	832,376
BlackRock, Inc.(c)	40,462	47,173,432
Blackstone, Inc., Class A, NVS	195,061	33,326,172
Blue Owl Capital, Inc., Class A	161,785	2,739,020
Brookfield Asset Management Ltd., Class A	101,410	5,774,285
Carlyle Group, Inc. (The)	69,359	4,348,809
Cboe Global Markets, Inc.	28,280	6,935,670
Charles Schwab Corp. (The)	454,349	43,376,699
CME Group, Inc., Class A	95,855	25,899,063
Cohen & Steers, Inc.	7,903	518,516
Coinbase Global, Inc., Class A(a)	55,841	18,845,779
Diamond Hill Investment Group, Inc., Class A	680	95,207
DigitalBridge Group, Inc., Class A	41,666	487,492
Donnelley Financial Solutions, Inc.(a)	6,410	329,666
Evercore, Inc., Class A	9,939	3,352,624
FactSet Research Systems, Inc.	10,241	2,933,944

Security	Shares	Value

Capital Markets (continued)
Forge Global Holdings, Inc.(a)(b)	3,091	$52,238
Franklin Resources, Inc.	79,906	1,848,226
Freedom Holding Corp.(a)(b)	4,678	805,224
GCM Grosvenor, Inc., Class A	12,945	156,246
Goldman Sachs Group, Inc. (The)	79,883	63,614,827
Hamilton Lane, Inc., Class A	10,538	1,420,417
Houlihan Lokey, Inc., Class A	14,617	3,001,162
Interactive Brokers Group, Inc., Class A(b)	113,952	7,841,037
Intercontinental Exchange, Inc.	152,032	25,614,351
Invesco Ltd.	99,506	2,282,668
Janus Henderson Group PLC	34,453	1,533,503
Jefferies Financial Group, Inc.	40,606	2,656,445
KKR & Co., Inc., Class A	179,944	23,383,723
Lazard, Inc.	24,444	1,290,154
LPL Financial Holdings, Inc.	21,027	6,995,473
Marex Group PLC	14,152	475,790
MarketAxess Holdings, Inc.	9,922	1,728,909
Moelis & Co., Class A	16,331	1,164,727
Moody’s Corp.	41,228	19,644,317
Morgan Stanley	306,097	48,657,179
Morningstar, Inc.	6,235	1,446,582
MSCI, Inc., Class A	19,945	11,316,993
Nasdaq, Inc.	109,342	9,671,300
Northern Trust Corp.	50,508	6,798,377
Open Lending Corp., Class A(a)	26,720	56,379
P10, Inc., Class A	9,742	105,993
Patria Investments Ltd., Class A	14,211	207,481
Perella Weinberg Partners, Class A	15,903	339,052
Piper Sandler Cos	4,418	1,533,002
PJT Partners, Inc., Class A(b)	6,247	1,110,279
Raymond James Financial, Inc.	48,489	8,369,201
Robinhood Markets, Inc., Class A(a)	197,486	28,276,046
S&P Global, Inc.	81,733	39,780,268
SEI Investments Co.	26,719	2,267,107
State Street Corp.	76,384	8,861,308
StepStone Group, Inc., Class A	17,457	1,140,117
Stifel Financial Corp.	27,262	3,093,419
StoneX Group, Inc.(a)(b)	11,839	1,194,792
T Rowe Price Group, Inc.	58,064	5,959,689
TPG, Inc., Class A	34,337	1,972,661
Tradeweb Markets, Inc., Class A	31,341	3,478,224
Victory Capital Holdings, Inc., Class A	10,836	701,739
Virtu Financial, Inc., Class A	21,607	767,049
Virtus Investment Partners, Inc.	1,739	330,462
WisdomTree, Inc.	39,826	553,581
XP, Inc., Class A	108,294	2,034,844

		596,226,325

Chemicals — 1.1%
AdvanSix, Inc.	7,823	151,610
Air Products & Chemicals, Inc.	58,747	16,021,482
Albemarle Corp.	30,747	2,492,967
American Vanguard Corp.(a)	8,762	50,294
Ashland, Inc.	13,615	652,295
Aspen Aerogels, Inc.(a)	15,660	108,994
Avient Corp.	22,885	754,061
Axalta Coating Systems Ltd.(a)	60,326	1,726,530
Balchem Corp.	8,105	1,216,236
Cabot Corp.	14,024	1,066,525
Celanese Corp., Class A	29,561	1,243,927
CF Industries Holdings, Inc.	43,930	3,940,521
Chemours Co. (The)	38,024	602,300
Core Molding Technologies, Inc.(a)	4,090	84,050

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Corteva, Inc.	182,854	$12,366,416
Dow, Inc.	187,532	4,300,109
DuPont de Nemours, Inc.	111,026	8,648,925
Eastman Chemical Co.	31,606	1,992,758
Ecolab, Inc.	66,480	18,206,213
Ecovyst, Inc.(a)	25,490	223,292
Element Solutions, Inc.	58,557	1,473,880
FMC Corp.	32,818	1,103,669
Hawkins, Inc.(b)	5,570	1,017,750
HB Fuller Co.	14,981	888,074
Huntsman Corp.	44,802	402,322
Ingevity Corp.(a)	9,665	533,411
Innospec, Inc.	6,472	499,380
International Flavors & Fragrances, Inc.	67,965	4,182,566
Intrepid Potash, Inc.(a)	2,876	87,948
Koppers Holdings, Inc.	5,176	144,928
Linde PLC	124,890	59,322,750
LSB Industries, Inc.(a)(b)	19,365	152,596
LyondellBasell Industries NV, Class A	69,027	3,385,084
Mativ Holdings, Inc.	13,712	155,083
Minerals Technologies, Inc.	8,032	498,948
Mosaic Co. (The)	82,755	2,869,943
NewMarket Corp.	1,556	1,288,695
Olin Corp.	33,223	830,243
Orion SA	15,886	120,416
Perimeter Solutions, Inc.(a)(b)	38,264	856,731
PPG Industries, Inc.	60,846	6,395,523
PureCycle Technologies, Inc.(a)(b)	27,579	362,664
Quaker Chemical Corp.	3,526	464,550
Rayonier Advanced Materials, Inc.(a)(b)	16,124	116,415
RPM International, Inc.	34,411	4,056,369
Scotts Miracle-Gro Co. (The)	10,660	607,087
Sensient Technologies Corp.	11,343	1,064,541
Sherwin-Williams Co. (The)	61,781	21,392,289
Stepan Co.	6,065	289,300
Tronox Holdings PLC, Class A	33,813	135,928
Westlake Corp.	8,989	692,692

		191,241,280

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	17,428	803,779
ACCO Brands Corp.	27,610	110,164
ACV Auctions, Inc., Class A(a)(b)	41,114	407,440
BrightView Holdings, Inc.(a)(b)	13,846	185,536
Brink’s Co. (The)	11,585	1,353,823
Casella Waste Systems, Inc., Class A(a)(b)	17,178	1,629,849
CECO Environmental Corp.(a)(b)	8,396	429,875
Cimpress PLC(a)(b)	4,424	278,889
Cintas Corp.	91,820	18,846,973
Clean Harbors, Inc.(a)	13,404	3,112,677
Copart, Inc.(a)	235,926	10,609,592
CoreCivic, Inc.(a)	30,376	618,152
Deluxe Corp.	10,826	209,591
Driven Brands Holdings, Inc.(a)(b)	16,868	271,743
Ennis, Inc.	6,474	118,345
Enviri Corp.(a)	22,798	289,307
GEO Group, Inc. (The)(a)	32,940	674,941
Healthcare Services Group, Inc.(a)	20,107	338,401
HNI Corp.	12,835	601,320
Interface, Inc., Class A	14,341	415,028
Liquidity Services, Inc.(a)	6,712	184,110
MillerKnoll, Inc.	20,909	370,926
Montrose Environmental Group, Inc.(a)(b)	8,924	245,053

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety, Inc.	9,572	$1,647,054
OPENLANE, Inc.(a)	28,332	815,395
Pitney Bowes, Inc.	49	559
RB Global, Inc.(b)	49,558	5,370,105
Republic Services, Inc.	53,724	12,328,583
Rollins, Inc.	74,178	4,357,216
Steelcase, Inc., Class A	25,086	431,479
Tetra Tech, Inc.	70,732	2,361,034
UniFirst Corp.	4,086	683,138
Veralto Corp.	63,231	6,741,057
Vestis Corp.	40,202	182,115
Waste Management, Inc.	98,108	21,665,190

		98,688,439

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)(b)	18,398	172,573
Applied Optoelectronics, Inc.(a)(b)	11,741	304,444
Arista Networks, Inc.(a)	274,305	39,968,982
Aviat Networks, Inc.(a)(b)	3,516	80,622
Calix, Inc.(a)	14,438	886,060
Ciena Corp.(a)	38,042	5,541,578
Cisco Systems, Inc.	1,057,938	72,384,118
Clearfield, Inc.(a)(b)	3,383	116,307
CommScope Holding Co., Inc.(a)	51,620	799,078
Digi International, Inc.(a)	8,602	313,629
Extreme Networks, Inc.(a)	34,916	721,015
F5, Inc.(a)	15,113	4,884,370
Harmonic, Inc.(a)	31,918	324,925
Lumentum Holdings, Inc.(a)(b)	18,607	3,027,545
Motorola Solutions, Inc.	44,302	20,258,862
NETGEAR, Inc.(a)(b)	8,698	281,728
NetScout Systems, Inc.(a)	16,460	425,162
Ribbon Communications, Inc.(a)	23,299	88,536
Ubiquiti, Inc.	1,053	695,591
Viasat, Inc.(a)	30,960	907,128
Viavi Solutions, Inc.(a)	63,498	805,790

		152,988,043

Construction & Engineering — 0.4%
AECOM	35,438	4,623,596
Ameresco, Inc., Class A(a)(b)	7,942	266,692
API Group Corp.(a)	97,710	3,358,293
Arcosa, Inc.	12,717	1,191,710
Argan, Inc.	3,821	1,031,861
Bowman Consulting Group Ltd.(a)	3,311	140,254
Centuri Holdings, Inc.(a)(b)	15,745	333,322
Comfort Systems U.S.A., Inc.	9,234	7,619,712
Construction Partners, Inc., Class A(a)(b)	11,647	1,479,169
Dycom Industries, Inc.(a)	7,787	2,271,935
EMCOR Group, Inc.	11,730	7,619,104
Everus Construction Group, Inc.(a)	12,963	1,111,577
Fluor Corp.(a)	44,979	1,892,267
Granite Construction, Inc.	10,990	1,205,054
Great Lakes Dredge & Dock Corp.(a)	14,628	175,390
IES Holdings, Inc.(a)(b)	2,502	994,920
Limbach Holdings, Inc.(a)(b)	2,527	245,422
MasTec, Inc.(a)	16,667	3,546,904
MYR Group, Inc.(a)	4,054	843,354
NWPX Infrastructure, Inc.(a)	3,980	210,661
Primoris Services Corp.	13,554	1,861,371
Quanta Services, Inc.	39,127	16,215,011
Sterling Infrastructure, Inc.(a)(b)	8,201	2,785,716
Tutor Perini Corp.(a)	13,175	864,148

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries, Inc.	5,477	$2,123,597
WillScot Holdings Corp., Class A	48,968	1,033,715

		65,044,755

Construction Materials — 0.3%
CRH PLC	179,872	21,566,653
Eagle Materials, Inc.	8,955	2,086,873
James Hardie Industries PLC(a)	40,653	780,944
Knife River Corp.(a)	15,191	1,167,732
Martin Marietta Materials, Inc.	15,905	10,024,604
United States Lime & Minerals, Inc.(b)	3,403	447,665
Vulcan Materials Co.	35,157	10,814,996

		46,889,467

Consumer Finance — 0.7%
Ally Financial, Inc.	71,490	2,802,408
American Express Co.	146,195	48,560,131
Bread Financial Holdings, Inc.	12,214	681,175
Capital One Financial Corp.	167,467	35,600,135
Credit Acceptance Corp.(a)(b)	1,186	553,779
Dave, Inc., Class A(a)(b)	2,075	413,651
Encore Capital Group, Inc.(a)	6,474	270,225
Enova International, Inc.(a)	7,198	828,418
FirstCash Holdings, Inc.	9,690	1,535,090
Green Dot Corp., Class A(a)(b)	14,156	190,115
LendingClub Corp.(a)	25,569	388,393
LendingTree, Inc.(a)(b)	3,848	249,081
Navient Corp.	25,181	331,130
Nelnet, Inc., Class A	3,216	403,222
NerdWallet, Inc., Class A(a)(b)	5,883	63,301
OneMain Holdings, Inc.	32,020	1,807,849
PRA Group, Inc.(a)	9,498	146,649
PROG Holdings, Inc.	10,587	342,595
Regional Management Corp.	3,361	130,944
SLM Corp.	57,663	1,596,112
SoFi Technologies, Inc.(a)	300,704	7,944,600
Synchrony Financial	100,894	7,168,519
Upstart Holdings, Inc.(a)(b)	22,552	1,145,642
World Acceptance Corp.(a)	979	165,588

		113,318,752

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	109,783	1,922,300
Andersons, Inc. (The)	9,770	388,944
BJ’s Wholesale Club Holdings, Inc.(a)	34,826	3,247,524
Casey’s General Stores, Inc.	9,924	5,610,236
Chefs’ Warehouse, Inc. (The)(a)(b)	10,430	608,382
Costco Wholesale Corp.	118,015	109,238,224
Dollar General Corp.	58,705	6,067,162
Dollar Tree, Inc.(a)(b)	52,972	4,998,968
Grocery Outlet Holding Corp.(a)(b)	26,033	417,830
Ingles Markets, Inc., Class A	4,202	292,291
Kroger Co. (The)	160,830	10,841,550
Maplebear, Inc.(a)	45,666	1,678,682
Natural Grocers by Vitamin Cottage, Inc.	3,520	140,800
Performance Food Group Co.(a)	41,508	4,318,492
PriceSmart, Inc.	7,314	886,384
Sprouts Farmers Market, Inc.(a)	26,216	2,852,301
Sysco Corp.	128,678	10,595,346
Target Corp.	120,546	10,812,976
U.S. Foods Holding Corp.(a)	60,897	4,665,928
United Natural Foods, Inc.(a)	14,005	526,868

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	1,156,610	$119,200,227
Weis Markets, Inc.	4,711	338,580

		299,649,995

Containers & Packaging — 0.2%
Amcor PLC	606,811	4,963,714
AptarGroup, Inc.	17,258	2,306,704
Ardagh Metal Packaging SA	41,863	167,034
Avery Dennison Corp.	21,506	3,487,628
Ball Corp.	74,899	3,776,408
Crown Holdings, Inc.	31,041	2,998,250
Graphic Packaging Holding Co.	77,318	1,513,113
Greif, Inc., Class A, NVS	6,282	375,412
Greif, Inc., Class B	1,985	122,296
International Paper Co.	139,485	6,472,104
Myers Industries, Inc.	9,647	163,420
O-I Glass, Inc.(a)	43,361	562,392
Packaging Corp. of America	23,830	5,193,272
Ranpak Holdings Corp., Class A(a)(b)	17,825	100,177
Sealed Air Corp.	38,026	1,344,219
Silgan Holdings, Inc.	21,910	942,349
Smurfit WestRock PLC	137,823	5,867,125
Sonoco Products Co.	25,902	1,116,117
TriMas Corp.(b)	9,796	378,518

		41,850,252

Distributors — 0.1%
A-Mark Precious Metals, Inc.	5,114	132,299
Genuine Parts Co.	36,816	5,102,698
GigaCloud Technology, Inc., Class A(a)(b)	6,181	175,540
LKQ Corp.	70,222	2,144,580
Pool Corp.	9,774	3,030,624

		10,585,741

Diversified Consumer Services — 0.1%
ADT, Inc.	135,640	1,181,424
Adtalem Global Education, Inc.(a)	10,499	1,621,571
Bright Horizons Family Solutions, Inc.(a)	14,889	1,616,499
Carriage Services, Inc.	3,886	173,082
Coursera, Inc.(a)(b)	34,616	405,353
Duolingo, Inc., Class A(a)(b)	9,831	3,164,009
European Wax Center, Inc., Class A(a)(b)	6,773	27,024
Frontdoor, Inc.(a)	20,055	1,349,501
Graham Holdings Co., Class B	840	988,940
Grand Canyon Education, Inc.(a)	8,006	1,757,477
H&R Block, Inc.	36,381	1,839,787
KinderCare Learning Cos., Inc.(a)	8,561	56,845
Laureate Education, Inc., Class A(a)	35,111	1,107,401
Lincoln Educational Services Corp.(a)	11,371	267,219
Matthews International Corp., Class A	7,870	191,084
Mister Car Wash, Inc.(a)	20,093	107,096
OneSpaWorld Holdings Ltd.	26,473	559,639
Perdoceo Education Corp.	20,279	763,707
Service Corp. International	38,049	3,166,438
Strategic Education, Inc.	5,868	504,707
Stride, Inc.(a)	11,091	1,651,894
Udemy, Inc.(a)(b)	22,206	155,664
Universal Technical Institute, Inc.(a)	13,722	446,651

		23,103,012

Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	20,409	371,240
American Assets Trust, Inc.	12,381	251,582
Armada Hoffler Properties, Inc.	14,730	103,257
Broadstone Net Lease, Inc.	46,318	827,703

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs (continued)
CTO Realty Growth, Inc.	6,662	$108,590
Essential Properties Realty Trust, Inc.	52,159	1,552,252
Gladstone Commercial Corp.	9,727	119,837
Global Net Lease, Inc.	54,682	444,565
NexPoint Diversified Real Estate Trust	11,708	43,202
One Liberty Properties, Inc.	4,587	101,464
WP Carey, Inc.	57,945	3,915,344

		7,839,036

Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	3,172	68,103
AST SpaceMobile, Inc., Class A(a)(b)	51,138	2,509,853
AT&T Inc.	1,866,613	52,713,151
ATN International, Inc.	3,052	45,688
Bandwidth, Inc., Class A(a)(b)	8,465	141,112
Cogent Communications Holdings, Inc.	11,479	440,220
Frontier Communications Parent, Inc.(a)	62,185	2,322,610
GCI Liberty, Inc., Class A(a)	817	30,682
GCI Liberty, Inc., Class C, NVS(a)	5,743	214,042
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—
Globalstar, Inc.(a)	11,402	414,919
IDT Corp., Class B	5,221	273,110
Iridium Communications, Inc.	28,234	492,966
Liberty Global Ltd., Class A(a)	44,020	504,469
Liberty Global Ltd., Class C, NVS(a)	45,645	536,329
Liberty Latin America Ltd., Class A(a)	11,826	98,037
Liberty Latin America Ltd., Class C, NVS(a)(b)	42,571	359,299
Lumen Technologies, Inc.(a)	266,882	1,633,318
Uniti Group, Inc.(a)(b)	36,887	225,748
Verizon Communications, Inc.	1,120,368	49,240,174

		112,263,830

Electric Utilities — 1.4%
ALLETE, Inc.	14,909	989,958
Alliant Energy Corp.	67,191	4,529,345
American Electric Power Co., Inc.	141,917	15,965,662
Constellation Energy Corp.	83,071	27,336,174
Duke Energy Corp.	206,651	25,573,061
Edison International	101,670	5,620,318
Entergy Corp.	118,652	11,057,180
Evergy, Inc.	61,522	4,676,902
Eversource Energy	96,382	6,856,615
Exelon Corp.	268,175	12,070,557
FirstEnergy Corp.	145,529	6,668,139
Genie Energy Ltd., Class B	3,920	58,604
Hawaiian Electric Industries, Inc.(a)(b)	43,679	482,216
IDACORP, Inc.	14,231	1,880,627
MGE Energy, Inc.	9,444	794,996
NextEra Energy, Inc.	547,867	41,358,480
NRG Energy, Inc.	50,553	8,187,058
OGE Energy Corp.	54,793	2,535,272
Oklo, Inc., Class A(a)(b)	28,722	3,206,237
Otter Tail Corp.	10,507	861,259
PG&E Corp.	580,388	8,752,251
Pinnacle West Capital Corp.	32,256	2,892,073
Portland General Electric Co.	30,561	1,344,684
PPL Corp.	198,225	7,366,041
Southern Co. (The)	293,282	27,794,335
TXNM Energy, Inc.	24,990	1,413,185
Xcel Energy, Inc.	157,268	12,683,664

		242,954,893

Electrical Equipment — 1.0%
Acuity, Inc.	8,504	2,928,693
Allient, Inc.(b)	3,486	155,999

Security	Shares	Value

Electrical Equipment (continued)
American Superconductor Corp.(a)	11,786	$699,971
AMETEK, Inc.	61,672	11,594,336
Array Technologies, Inc.(a)(b)	40,959	333,816
Atkore, Inc.	9,907	621,565
Bloom Energy Corp., Class A(a)(b)	54,780	4,632,745
Eaton Corp. PLC	104,411	39,075,817
Emerson Electric Co.	149,480	19,608,786
EnerSys	11,426	1,290,681
Enovix Corp.(a)(b)	38,009	378,950
Eos Energy Enterprises, Inc., Class A(a)(b)	58,385	665,005
Fluence Energy, Inc., Class A(a)(b)	15,480	167,184
GE Vernova, Inc.	72,665	44,681,708
Generac Holdings, Inc.(a)	15,444	2,585,326
Hubbell, Inc.	14,343	6,171,936
LSI Industries, Inc.	8,938	211,026
NANO Nuclear Energy, Inc.(a)(b)	6,468	249,406
NEXTracker, Inc., Class A(a)	38,161	2,823,532
NuScale Power Corp., Class A(a)(b)	33,265	1,197,540
nVent Electric PLC	43,933	4,333,551
Plug Power, Inc.(a)(b)	288,528	672,270
Powell Industries, Inc.(b)	2,824	860,783
Preformed Line Products Co.	875	171,631
Regal Rexnord Corp.	17,257	2,475,344
Rockwell Automation, Inc.	30,050	10,503,376
Sensata Technologies Holding PLC	40,161	1,226,919
Shoals Technologies Group, Inc., Class A(a)	42,751	316,785
Sunrun, Inc.(a)(b)	53,352	922,456
Thermon Group Holdings, Inc.(a)	8,700	232,464
Vertiv Holdings Co., Class A	100,899	15,221,623
Vicor Corp.(a)(b)	5,511	274,007

		177,285,231

Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.(a)(b)	7,864	68,889
Advanced Energy Industries, Inc.	9,520	1,619,733
Aeva Technologies, Inc.(a)	8,040	116,580
Amphenol Corp., Class A	319,793	39,574,384
Arlo Technologies, Inc.(a)	21,554	365,340
Arrow Electronics, Inc.(a)	14,257	1,725,097
Avnet, Inc.	24,220	1,266,222
Badger Meter, Inc.	8,025	1,433,104
Bel Fuse, Inc., Class B, NVS(b)	2,734	385,549
Belden, Inc.	11,143	1,340,169
Benchmark Electronics, Inc.	10,582	407,936
CDW Corp.	34,453	5,487,674
Climb Global Solutions, Inc.(b)	769	103,692
Cognex Corp.	45,083	2,042,260
Coherent Corp.(a)	40,684	4,382,480
Corning, Inc.	207,464	17,018,272
Crane NXT Co.	12,553	841,930
CTS Corp.	8,237	328,986
Daktronics, Inc.(a)	13,606	284,638
ePlus, Inc.	7,556	536,552
Evolv Technologies Holdings, Inc., Class A(a)(b)	34,078	257,289
Fabrinet(a)	9,389	3,423,417
Flex Ltd.(a)	101,090	5,860,187
Ingram Micro Holding Corp.(b)	7,358	158,123
Insight Enterprises, Inc.(a)	7,315	829,594
IPG Photonics Corp.(a)	8,470	670,739
Itron, Inc.(a)	11,729	1,460,964
Jabil, Inc.	28,354	6,157,638
Keysight Technologies, Inc.(a)	45,247	7,914,605
Kimball Electronics, Inc.(a)	6,001	179,190

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	25,937	$604,591
Littelfuse, Inc.	6,256	1,620,367
Methode Electronics, Inc.	9,242	69,777
MicroVision, Inc.(a)(b)	41,500	51,460
Mirion Technologies, Inc., Class A(a)(b)	63,557	1,478,336
Napco Security Technologies, Inc.	10,153	436,071
nLight, Inc.(a)	10,841	321,219
Novanta, Inc.(a)	9,749	976,362
OSI Systems, Inc.(a)(b)	4,536	1,130,553
Ouster, Inc., Class A(a)(b)	14,310	387,086
PAR Technology Corp.(a)(b)	9,961	394,256
PC Connection, Inc.	2,975	184,420
Plexus Corp.(a)	7,420	1,073,600
Powerfleet, Inc. NJ(a)	31,557	165,359
Ralliant Corp.	29,811	1,303,635
Rogers Corp.(a)(b)	4,968	399,725
Sanmina Corp.(a)(b)	13,943	1,604,979
ScanSource, Inc.(a)	6,787	298,560
TD SYNNEX Corp.	21,132	3,460,365
Teledyne Technologies, Inc.(a)	12,312	7,215,324
Trimble, Inc.(a)	64,291	5,249,360
TTM Technologies, Inc.(a)	28,237	1,626,451
Vishay Intertechnology, Inc.	32,157	492,002
Vishay Precision Group, Inc.(a)(b)	3,236	103,714
Vontier Corp.	42,512	1,784,229
Zebra Technologies Corp., Class A(a)	13,443	3,994,722

		142,667,756

Energy Equipment & Services — 0.3%
Archrock, Inc.	41,979	1,104,468
Aris Water Solutions, Inc., Class A	6,455	159,180
Atlas Energy Solutions, Inc.	17,893	203,443
Baker Hughes Co., Class A	262,912	12,809,073
Borr Drilling Ltd.(b)	62,473	168,052
Bristow Group, Inc.(a)	6,146	221,748
Cactus, Inc., Class A	17,305	683,028
Core Laboratories, Inc.(b)	12,255	151,472
DMC Global, Inc.(a)	6,377	53,886
Expro Group Holdings NV(a)(b)	25,362	301,301
Halliburton Co.	226,466	5,571,064
Helix Energy Solutions Group, Inc.(a)	35,536	233,116
Helmerich & Payne, Inc.	26,874	593,647
Innovex International, Inc.(a)(b)	9,892	183,398
Kodiak Gas Services, Inc.	19,539	722,357
Liberty Energy, Inc., Class A	41,089	507,038
Nabors Industries Ltd.(a)(b)	2,242	91,631
Noble Corp. PLC	36,976	1,045,681
NOV, Inc.	104,548	1,385,261
NPK International, Inc.(a)(b)	26,162	295,892
Oceaneering International, Inc.(a)	24,634	610,431
Oil States International, Inc.(a)(b)	22,987	139,301
Patterson-UTI Energy, Inc.	105,184	544,853
ProFrac Holding Corp., Class A(a)(b)	8,156	30,177
ProPetro Holding Corp.(a)	19,911	104,334
RPC, Inc.	20,678	98,427
Schlumberger NV	398,387	13,692,561
Seadrill Ltd.(a)(b)	19,597	592,025
Select Water Solutions, Inc., Class A	22,460	240,097
Solaris Energy Infrastructure, Inc., Class A	10,743	429,398
TechnipFMC PLC	110,158	4,345,733
TETRA Technologies, Inc.(a)(b)	42,231	242,828
Tidewater, Inc.(a)(b)	12,992	692,863
Transocean Ltd.(a)(b)	192,128	599,439

Security	Shares	Value

Energy Equipment & Services (continued)
Valaris Ltd.(a)	15,618	$761,690
Weatherford International PLC	19,324	1,322,341

		50,931,234

Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	89,558	259,718
Atlanta Braves Holdings, Inc., Class A(a)(b)	3,123	142,003
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,368	555,975
Cinemark Holdings, Inc.(b)	29,097	815,298
Electronic Arts, Inc.	66,822	13,477,997
Eventbrite, Inc., Class A(a)	18,539	46,718
IMAX Corp.(a)	9,388	307,457
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,537	622,453
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	56,364	5,887,220
Liberty Media Corp. - Liberty Live, Class A(a)	4,979	469,520
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	12,197	1,182,743
Lionsgate Studios Corp.(a)(b)	49,385	340,756
Live Nation Entertainment, Inc.(a)(b)	41,755	6,822,767
Madison Square Garden Entertainment Corp., Class A(a)(b)	11,293	510,895
Madison Square Garden Sports Corp., Class A(a) .	4,271	969,517
Marcus Corp. (The)	7,234	112,199
Netflix, Inc.(a)	112,643	135,049,946
Playstudios, Inc., Class A(a)	27,493	26,465
Playtika Holding Corp.	25,339	98,569
ROBLOX Corp., Class A(a)	162,343	22,487,752
Roku, Inc., Class A(a)	33,170	3,321,312
Sphere Entertainment Co., Class A(a)(b)	6,840	424,901
Spotify Technology SA(a)	41,035	28,642,430
Starz Entertainment Corp.(a)(b)	3,331	49,066
Take-Two Interactive Software, Inc.(a)	48,530	12,538,211
TKO Group Holdings, Inc., Class A	18,230	3,681,731
Vivid Seats, Inc., Class A(a)(b)	1,116	18,548
Walt Disney Co. (The)	481,749	55,160,260
Warner Bros Discovery, Inc., Class A(a)	618,905	12,087,215

		306,109,642

Financial Services — 3.8%
Acacia Research Corp.(a)(b)	30,725	99,856
Affirm Holdings, Inc., Class A(a)	71,353	5,214,477
Alerus Financial Corp.	5,554	122,966
Apollo Global Management, Inc.	110,592	14,738,596
AvidXchange Holdings, Inc.(a)	49,813	495,639
Banco Latinoamericano de Comercio Exterior SA, Class E	10,842	498,407
Berkshire Hathaway, Inc., Class B(a)	490,465	246,576,374
Block, Inc., Class A(a)	144,427	10,437,739
Burford Capital Ltd.	52,794	631,416
Cannae Holdings, Inc.	16,679	305,392
Cantaloupe, Inc.(a)(b)	24,450	258,436
Cass Information Systems, Inc.	3,383	133,053
Compass Diversified Holdings	20,146	133,366
Corpay, Inc.(a)	18,208	5,244,996
Enact Holdings, Inc.	8,441	323,628
Equitable Holdings, Inc.	79,897	4,057,170
Essent Group Ltd.	26,091	1,658,344
Euronet Worldwide, Inc.(a)	10,972	963,451
EVERTEC, Inc.	19,028	642,766
Federal Agricultural Mortgage Corp., Class C, NVS	2,506	420,958
Fidelity National Information Services, Inc.	139,651	9,208,587

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Fiserv, Inc.(a)	143,745	$18,533,043
Flywire Corp.(a)	30,208	409,016
Global Payments, Inc.	64,752	5,379,596
HA Sustainable Infrastructure Capital, Inc.	31,437	965,116
I3 Verticals, Inc., Class A(a)(b)	6,098	197,941
International Money Express, Inc.(a)	9,500	132,715
Jack Henry & Associates, Inc.	19,821	2,951,942
Jackson Financial, Inc., Class A	18,498	1,872,553
Marqeta, Inc., Class A(a)	100,934	532,931
Mastercard, Inc., Class A	216,256	123,008,575
Merchants Bancorp	5,167	164,311
MGIC Investment Corp.	61,868	1,755,195
Mr. Cooper Group, Inc.	16,742	3,529,046
NCR Atleos Corp.(a)	21,306	837,539
NewtekOne, Inc.	6,606	75,639
NMI Holdings, Inc., Class A(a)	22,031	844,669
Onity Group, Inc.(a)	3,438	137,382
Pagseguro Digital Ltd., Class A	52,302	523,020
Payoneer Global, Inc.(a)	73,536	444,893
PayPal Holdings, Inc.(a)	254,200	17,046,652
Paysafe Ltd.(a)(b)	7,716	99,691
Paysign, Inc.(a)	30,216	190,059
PennyMac Financial Services, Inc., Class A	8,293	1,027,337
Priority Technology Holdings, Inc.(a)	15,709	107,921
Radian Group, Inc.	39,266	1,422,214
Remitly Global, Inc.(a)(b)	43,569	710,175
Repay Holdings Corp., Class A(a)(b)	20,749	108,517
Rocket Cos., Inc., Class A(b)	69,230	1,341,677
Sezzle, Inc.(a)(b)	3,490	277,560
Shift4 Payments, Inc., Class A(a)(b)	18,385	1,422,999
StoneCo Ltd., Class A(a)(b)	63,634	1,203,319
TFS Financial Corp.	15,106	199,022
Toast, Inc., Class A(a)	122,302	4,465,246
UWM Holdings Corp., Class A	32,951	200,672
Velocity Financial, Inc.(a)	7,754	140,658
Visa, Inc., Class A	453,139	154,692,592
Voya Financial, Inc.	25,873	1,935,300
Walker & Dunlop, Inc.	9,410	786,864
Waterstone Financial, Inc.	8,225	128,310
Western Union Co. (The)	71,496	571,253
WEX, Inc.(a)	9,001	1,417,928

		653,956,705

Food Products — 0.5%
Archer-Daniels-Midland Co.	127,135	7,595,045
B&G Foods, Inc.	16,802	74,433
Beyond Meat, Inc.(a)(b)	14,990	28,331
BRC, Inc., Class A(a)(b)	14,037	21,898
Bunge Global SA	35,286	2,866,987
Calavo Growers, Inc.	4,109	105,766
Cal-Maine Foods, Inc.	11,610	1,092,501
Campbell’s Co. (The)	50,461	1,593,558
Conagra Brands, Inc.	125,577	2,299,315
Darling Ingredients, Inc.(a)	42,150	1,301,170
Dole PLC	18,694	251,247
Flowers Foods, Inc.	49,134	641,199
Fresh Del Monte Produce, Inc.	8,900	309,008
Freshpet, Inc.(a)	12,090	666,280
General Mills, Inc.	146,430	7,383,001
Hain Celestial Group, Inc. (The)(a)(b)	23,282	36,786
Hershey Co. (The)	38,371	7,177,295
Hormel Foods Corp.	77,805	1,924,896
Ingredion, Inc.	17,798	2,173,314

Security	Shares	Value

Food Products (continued)
J & J Snack Foods Corp.	4,088	$392,816
J M Smucker Co. (The)	27,183	2,952,074
John B Sanfilippo & Son, Inc.	1,962	126,117
Kellanova	73,684	6,043,562
Kraft Heinz Co. (The)	226,436	5,896,393
Lamb Weston Holdings, Inc.	38,540	2,238,403
Limoneira Co.	7,385	109,667
Marzetti Co. (The)	5,023	867,924
McCormick & Co., Inc., NVS	67,466	4,514,150
Mission Produce, Inc.(a)(b)	10,402	125,032
Mondelez International, Inc., Class A	343,614	21,465,567
Pilgrim’s Pride Corp.	10,370	422,266
Post Holdings, Inc.(a)	13,282	1,427,549
Seaboard Corp.	75	273,525
Seneca Foods Corp., Class A(a)(b)	2,090	225,595
Simply Good Foods Co. (The)(a)	22,701	563,439
Smithfield Foods, Inc.	13,895	326,255
SunOpta, Inc.(a)	27,832	163,095
Tootsie Roll Industries, Inc.	4,653	195,054
TreeHouse Foods, Inc.(a)	13,188	266,529
Tyson Foods, Inc., Class A	74,734	4,058,056
Utz Brands, Inc., Class A	15,511	188,459
Vital Farms, Inc.(a)(b)	8,666	356,606
Westrock Coffee Co.(a)(b)	10,002	48,610

		90,788,773

Gas Utilities — 0.1%
Atmos Energy Corp.	42,222	7,209,407
Brookfield Infrastructure Corp., Class A(b)	31,427	1,292,278
Chesapeake Utilities Corp.	5,826	784,704
MDU Resources Group, Inc.	51,838	923,235
National Fuel Gas Co.	24,391	2,252,997
New Jersey Resources Corp.	26,233	1,263,119
Northwest Natural Holding Co.	8,628	387,656
ONE Gas, Inc.	16,528	1,337,776
Southwest Gas Holdings, Inc.	17,057	1,336,245
Spire, Inc.	15,604	1,272,038
UGI Corp.	56,038	1,863,824

		19,923,279

Ground Transportation — 0.9%
ArcBest Corp.	6,132	428,443
Avis Budget Group, Inc.(a)	4,152	666,707
Covenant Logistics Group, Inc., Class A	7,418	160,674
CSX Corp.	497,852	17,678,725
FTAI Infrastructure, Inc.	32,333	140,972
Heartland Express, Inc.	11,831	99,144
Hertz Global Holdings, Inc.(a)(b)	35,433	240,944
JB Hunt Transport Services, Inc.	21,854	2,932,151
Knight-Swift Transportation Holdings, Inc.	41,805	1,651,716
Landstar System, Inc.	9,172	1,124,120
Lyft, Inc., Class A(a)	101,252	2,228,557
Marten Transport Ltd.	14,020	149,453
Norfolk Southern Corp.	60,015	18,029,106
Old Dominion Freight Line, Inc.	49,424	6,957,911
RXO, Inc.(a)(b)	42,126	647,898
Ryder System, Inc.	10,877	2,051,837
Saia, Inc.(a)	7,045	2,108,991
Schneider National, Inc., Class B	14,714	311,348
Uber Technologies, Inc.(a)	535,718	52,484,292
U-Haul Holding Co.(a)(b)	2,296	131,033
U-Haul Holding Co., NVS(b)	26,574	1,352,617
Union Pacific Corp.	159,350	37,665,560
Universal Logistics Holdings, Inc.	3,498	81,993

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ground Transportation (continued)
Werner Enterprises, Inc.	16,270	$428,226
XPO, Inc.(a)(b)	30,018	3,880,427

		153,632,845

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	460,549	61,685,933
Accuray, Inc.(a)	29,299	48,929
Align Technology, Inc.(a)	18,178	2,276,249
Alphatec Holdings, Inc.(a)	33,037	480,358
AngioDynamics, Inc.(a)(b)	10,160	113,487
Artivion, Inc.(a)	10,486	443,977
AtriCure, Inc.(a)(b)	11,974	422,083
Avanos Medical, Inc.(a)	11,998	138,697
Axogen, Inc.(a)	10,900	194,456
Baxter International, Inc.	135,333	3,081,532
Becton Dickinson & Co.	75,863	14,199,278
Beta Bionics, Inc.(a)(b)	10,819	214,974
Bioventus, Inc., Class A(a)(b)	14,550	97,339
Boston Scientific Corp.(a)	392,489	38,318,701
Ceribell, Inc.(a)(b)	8,057	92,575
Cerus Corp.(a)	38,582	61,345
CONMED Corp.	7,788	366,270
Cooper Cos., Inc. (The)(a)	51,755	3,548,323
CVRx, Inc.(a)(b)	5,113	41,262
DENTSPLY SIRONA, Inc.	52,416	665,159
Dexcom, Inc.(a)	103,878	6,989,951
Edwards Lifesciences Corp.(a)	152,644	11,871,124
Embecta Corp.	16,001	225,774
Enovis Corp.(a)	13,905	421,878
Envista Holdings Corp.(a)	42,905	873,975
GE HealthCare Technologies, Inc.	120,954	9,083,645
Glaukos Corp.(a)	14,750	1,202,862
Globus Medical, Inc., Class A(a)	29,715	1,701,778
Haemonetics Corp.(a)	13,616	663,644
Hologic, Inc.(a)	59,924	4,044,271
ICU Medical, Inc.(a)	5,928	711,123
IDEXX Laboratories, Inc.(a)	21,638	13,824,302
Inogen, Inc.(a)(b)	4,645	37,950
Inspire Medical Systems, Inc.(a)	7,665	568,743
Insulet Corp.(a)	18,345	5,663,652
Integer Holdings Corp.(a)	9,044	934,517
Integra LifeSciences Holdings Corp.(a)	19,191	275,007
Intuitive Surgical, Inc.(a)	94,964	42,470,750
iRadimed Corp.	2,739	194,907
iRhythm Technologies, Inc.(a)	8,811	1,515,404
Lantheus Holdings, Inc.(a)	18,719	960,098
LeMaitre Vascular, Inc.	4,740	414,797
LivaNova PLC(a)	13,715	718,392
Masimo Corp.(a)(b)	11,434	1,687,087
Medtronic PLC	341,906	32,563,127
Merit Medical Systems, Inc.(a)	15,442	1,285,238
Neogen Corp.(a)	56,782	324,225
Novocure Ltd.(a)	26,736	345,429
Omnicell, Inc.(a)	11,510	350,479
OraSure Technologies, Inc.(a)	20,543	65,943
Orthofix Medical, Inc.(a)	9,032	132,228
OrthoPediatrics Corp.(a)	2,845	52,718
Penumbra, Inc.(a)	10,253	2,597,290
PROCEPT BioRobotics Corp.(a)(b)	13,783	491,915
Pulmonx Corp.(a)	7,979	12,926
Pulse Biosciences, Inc.(a)(b)	9,263	163,955
QuidelOrtho Corp.(a)	16,541	487,132
ResMed, Inc.	38,967	10,666,437

Security	Shares	Value

Health Care Equipment & Supplies (continued)
RxSight, Inc.(a)(b)	8,111	$72,918
SI-BONE, Inc.(a)	13,729	202,091
Solventum Corp.(a)	39,244	2,864,812
STAAR Surgical Co.(a)	12,568	337,702
STERIS PLC	26,081	6,453,483
Stryker Corp.	91,726	33,908,350
Surmodics, Inc.(a)	3,823	114,269
Tactile Systems Technology, Inc.(a)(b)	7,192	99,537
Tandem Diabetes Care, Inc.(a)	16,283	197,676
Teleflex, Inc.	12,735	1,558,255
TransMedics Group, Inc.(a)(b)	8,703	976,477
Treace Medical Concepts, Inc.(a)	10,666	71,569
UFP Technologies, Inc.(a)	1,969	393,012
Utah Medical Products, Inc.	1,141	71,849
Varex Imaging Corp.(a)	9,754	120,950
Zimmer Biomet Holdings, Inc.	52,750	5,195,875
Zimvie, Inc.(a)	8,956	169,627

		335,894,052

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)(b)	24,439	605,110
AdaptHealth Corp.(a)(b)	20,025	179,224
Addus HomeCare Corp.(a)(b)	4,402	519,392
agilon health, Inc.(a)(b)	75,324	77,584
Alignment Healthcare, Inc.(a)(b)	40,211	701,682
AMN Healthcare Services, Inc.(a)	9,534	184,578
Astrana Health, Inc.(a)(b)	12,318	349,215
BrightSpring Health Services, Inc.(a)(b)	24,781	732,526
Brookdale Senior Living, Inc.(a)	49,177	416,529
Cardinal Health, Inc.	64,423	10,111,834
Castle Biosciences, Inc.(a)	5,340	121,592
Cencora, Inc.	48,562	15,177,082
Centene Corp.(a)	134,364	4,794,108
Chemed Corp.	3,912	1,751,559
Cigna Group (The)	70,008	20,179,806
Clover Health Investments Corp.(a)(b)	105,924	324,127
Community Health Systems, Inc.(a)(b)	40,782	130,910
Concentra Group Holdings Parent, Inc.	27,364	572,729
CorVel Corp.(a)	7,601	588,469
Cross Country Healthcare, Inc.(a)	11,933	169,449
CVS Health Corp.	331,806	25,014,854
DaVita, Inc.(a)	10,141	1,347,435
DocGo, Inc.(a)	24,449	33,251
Elevance Health, Inc.	59,976	19,379,445
Encompass Health Corp.	27,049	3,435,764
Enhabit, Inc.(a)	14,301	114,551
Ensign Group, Inc. (The)	14,855	2,566,498
Fulgent Genetics, Inc.(a)(b)	5,219	117,949
GeneDx Holdings Corp., Class A(a)(b)	4,332	466,730
Guardant Health, Inc.(a)(b)	32,478	2,029,225
HCA Healthcare, Inc.	45,405	19,351,611
HealthEquity, Inc.(a)	22,867	2,167,106
Henry Schein, Inc.(a)	29,052	1,928,181
Hims & Hers Health, Inc., Class A(a)(b)	50,000	2,836,000
Humana, Inc.	32,016	8,329,603
Labcorp Holdings, Inc.	22,583	6,482,676
LifeStance Health Group, Inc.(a)(b)	44,708	245,894
McKesson Corp.	33,286	25,714,766
Molina Healthcare, Inc.(a)(b)	14,222	2,721,522
Nano-X Imaging Ltd.(a)(b)	14,458	53,495
National HealthCare Corp.	3,483	423,219
National Research Corp., Class A	3,743	47,836
NeoGenomics, Inc.(a)	34,178	263,854

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
OPKO Health, Inc.(a)(b)	100,120	$155,186
Option Care Health, Inc.(a)	43,891	1,218,414
Owens & Minor, Inc.(a)	19,386	93,053
PACS Group, Inc.(a)(b)	10,420	143,067
Pediatrix Medical Group, Inc.(a)	20,568	344,514
Pennant Group, Inc. (The)(a)	8,547	215,555
Performant Healthcare, Inc.(a)(b)	17,950	138,753
Premier, Inc., Class A	25,432	707,010
Privia Health Group, Inc.(a)	29,002	722,150
Progyny, Inc.(a)	20,914	450,069
Quest Diagnostics, Inc.	29,238	5,572,178
RadNet, Inc.(a)(b)	17,927	1,366,217
Select Medical Holdings Corp.	26,278	337,410
Surgery Partners, Inc.(a)(b)	19,777	427,974
Talkspace, Inc.(a)(b)	52,746	145,579
Tenet Healthcare Corp.(a)	23,146	4,699,564
U.S. Physical Therapy, Inc.	3,510	298,174
UnitedHealth Group, Inc.	241,916	83,533,595
Universal Health Services, Inc., Class B	15,178	3,102,990
Viemed Healthcare, Inc.(a)	11,589	78,689

		286,509,111

Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	45,120	3,760,301
American Healthcare REIT, Inc.	40,183	1,688,088
CareTrust REIT, Inc.	54,969	1,906,325
Community Healthcare Trust, Inc.	5,744	87,883
Diversified Healthcare Trust	81,971	361,492
Global Medical REIT, Inc.	2,314	78,005
Healthcare Realty Trust, Inc.	87,022	1,569,007
Healthpeak Properties, Inc.	187,103	3,583,022
LTC Properties, Inc.	9,809	361,560
Medical Properties Trust, Inc.(b)	156,677	794,352
National Health Investors, Inc.	11,307	898,906
Omega Healthcare Investors, Inc.	76,157	3,215,349
Sabra Health Care REIT, Inc.	62,767	1,169,977
Sila Realty Trust, Inc.	14,604	366,560
Universal Health Realty Income Trust	3,221	126,167
Ventas, Inc.	120,377	8,425,186
Welltower, Inc.	177,828	31,678,280

		60,070,460

Health Care Technology — 0.1%
Certara, Inc.(a)	28,387	346,889
Definitive Healthcare Corp., Class A(a)	10,368	42,094
Doximity, Inc., Class A(a)	35,605	2,604,506
Evolent Health, Inc., Class A(a)	28,779	243,470
Health Catalyst, Inc.(a)(b)	12,014	34,240
HealthStream, Inc.	6,851	193,472
OptimizeRx Corp.(a)(b)	5,190	106,395
Phreesia, Inc.(a)(b)	12,708	298,892
Schrodinger, Inc.(a)(b)	15,571	312,354
Simulations Plus, Inc.(a)	4,136	62,330
Teladoc Health, Inc.(a)(b)	44,242	341,991
Veeva Systems, Inc., Class A(a)	39,462	11,756,125
Waystar Holding Corp.(a)	28,974	1,098,694

		17,441,452

Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	63,375	761,134
Braemar Hotels & Resorts, Inc.	22,587	61,663
Chatham Lodging Trust	12,808	85,942
DiamondRock Hospitality Co.	56,442	449,278
Host Hotels & Resorts, Inc.	186,024	3,166,129
Park Hotels & Resorts, Inc.	59,040	654,163

Security	Shares	Value

Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust	33,862	$385,688
RLJ Lodging Trust	46,527	334,994
Ryman Hospitality Properties, Inc.	15,387	1,378,521
Service Properties Trust	43,028	116,606
Summit Hotel Properties, Inc.	28,778	157,991
Sunstone Hotel Investors, Inc.	54,405	509,775
Xenia Hotels & Resorts, Inc.	30,740	421,753

		8,483,637

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc., Class A(a)	12,929	143,124
Airbnb, Inc., Class A(a)	112,433	13,651,615
Aramark	69,391	2,664,614
BJ’s Restaurants, Inc.(a)(b)	5,979	182,539
Bloomin’ Brands, Inc.	23,002	164,924
Booking Holdings, Inc.	8,629	46,590,301
Boyd Gaming Corp.	16,866	1,458,066
Brightstar Lottery PLC	28,627	493,816
Brinker International, Inc.(a)(b)	11,974	1,516,866
Caesars Entertainment, Inc.(a)(b)	57,039	1,541,479
Carnival Corp.(a)	286,654	8,287,167
Cava Group, Inc.(a)(b)	26,463	1,598,630
Cheesecake Factory, Inc. (The)	11,555	631,365
Chipotle Mexican Grill, Inc.(a)	355,755	13,942,038
Choice Hotels International, Inc.(b)	7,493	801,077
Churchill Downs, Inc.	17,244	1,672,840
Cracker Barrel Old Country Store, Inc.	5,762	253,874
Darden Restaurants, Inc.	31,049	5,910,488
Dave & Buster’s Entertainment, Inc.(a)(b)	9,460	171,794
Denny’s Corp.(a)(b)	17,424	91,128
Dine Brands Global, Inc.	4,524	111,833
Domino’s Pizza, Inc.	8,430	3,639,315
DoorDash, Inc., Class A(a)	95,157	25,881,752
DraftKings, Inc., Class A(a)	127,457	4,766,892
Dutch Bros, Inc., Class A(a)	29,130	1,524,664
El Pollo Loco Holdings, Inc.(a)	11,293	109,542
Expedia Group, Inc.	31,924	6,823,755
First Watch Restaurant Group, Inc.(a)	6,341	99,173
Flutter Entertainment PLC(a)	46,465	11,802,110
Genius Sports Ltd.(a)(b)	58,118	719,501
Global Business Travel Group I, Class A(a)(b)	33,053	267,068
Golden Entertainment, Inc.	5,195	122,498
Hilton Grand Vacations, Inc.(a)	16,074	672,054
Hilton Worldwide Holdings, Inc.	61,858	16,048,440
Hyatt Hotels Corp., Class A	11,615	1,648,517
Inspired Entertainment, Inc.(a)	6,580	61,720
Jack in the Box, Inc.	5,405	106,857
.Krispy Kreme, Inc.(b)	22,162	85,767
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,504	89,353
Las Vegas Sands Corp.	84,945	4,569,192
Life Time Group Holdings, Inc.(a)(b)	35,630	983,388
Light & Wonder, Inc., Class A(a)(b)	23,490	1,971,751
Lindblad Expeditions Holdings, Inc.(a)(b)	12,410	158,848
Marriott International, Inc., Class A	60,196	15,677,446
Marriott Vacations Worldwide Corp.	7,328	487,752
McDonald’s Corp.	190,132	57,779,213
MGM Resorts International(a)(b)	54,335	1,883,251
Monarch Casino & Resort, Inc.	3,617	382,823
Norwegian Cruise Line Holdings Ltd.(a)	114,663	2,824,150
Papa John’s International, Inc.	8,679	417,894
Penn Entertainment, Inc.(a)	42,992	828,026
Planet Fitness, Inc., Class A(a)	22,432	2,328,442
Portillo’s, Inc., Class A(a)(b)	10,424	67,235

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Potbelly Corp.(a)	10,102	$172,138
Pursuit Attractions & Hospitality, Inc.(a)	5,008	181,189
RCI Hospitality Holdings, Inc.(b)	2,925	89,242
Red Rock Resorts, Inc., Class A	12,788	780,835
Restaurant Brands International, Inc.	85,808	5,503,725
Royal Caribbean Cruises Ltd.	67,194	21,742,635
Rush Street Interactive, Inc., Class A(a)	22,905	469,094
Sabre Corp.(a)(b)	85,086	155,707
Shake Shack, Inc., Class A(a)	9,413	881,151
Six Flags Entertainment Corp.(a)	24,554	557,867
Starbucks Corp.	302,919	25,626,947
Super Group SGHC Ltd.(b)	35,645	470,514
Sweetgreen, Inc., Class A(a)(b)	24,927	198,917
Target Hospitality Corp.(a)	9,543	80,925
Texas Roadhouse, Inc.	18,118	3,010,306
Travel + Leisure Co.	18,815	1,119,304
United Parks & Resorts, Inc.(a)(b)	10,025	518,292
Vail Resorts, Inc.	10,091	1,509,311
Viking Holdings Ltd.(a)	46,313	2,878,816
Wendy’s Co. (The)	47,673	436,685
Wingstop, Inc.	7,745	1,949,262
Wyndham Hotels & Resorts, Inc.	19,842	1,585,376
Wynn Resorts Ltd.	22,150	2,841,180
Xponential Fitness, Inc., Class A(a)	4,824	37,579
Yum! Brands, Inc.	73,758	11,211,216

		350,716,180

Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	9,776	240,001
Cavco Industries, Inc.(a)	2,091	1,214,306
Century Communities, Inc.	7,121	451,258
Champion Homes, Inc.(a)	14,996	1,145,245
Cricut, Inc., Class A	12,496	78,600
DR Horton, Inc.	70,758	11,991,358
Dream Finders Homes, Inc., Class A(a)(b)	7,789	201,891
Ethan Allen Interiors, Inc.	5,990	176,465
Garmin Ltd.	43,224	10,642,613
Green Brick Partners, Inc.(a)	8,223	607,351
Helen of Troy Ltd.(a)	6,359	160,247
Hovnanian Enterprises, Inc., Class A(a)	1,520	195,305
Installed Building Products, Inc.(b)	5,981	1,475,273
KB Home	18,034	1,147,684
La-Z-Boy, Inc.	12,698	435,795
Leggett & Platt, Inc.	36,078	320,373
Lennar Corp., Class A	59,483	7,497,237
Lennar Corp., Class B	2,995	359,370
LGI Homes, Inc.(a)(b)	5,916	305,916
Lovesac Co. (The)(a)(b)	3,814	64,571
M/I Homes, Inc.(a)	7,247	1,046,757
Meritage Homes Corp.	19,472	1,410,357
Mohawk Industries, Inc.(a)	13,785	1,777,162
Newell Brands, Inc.	114,578	600,389
NVR, Inc.(a)	743	5,969,752
PulteGroup, Inc.	52,242	6,902,735
SharkNinja, Inc.(a)	22,005	2,269,816
Somnigroup International, Inc.	53,614	4,521,269
Sonos, Inc.(a)	32,084	506,927
Taylor Morrison Home Corp., Class A(a)	26,696	1,762,203
Toll Brothers, Inc.	27,148	3,750,225
TopBuild Corp.(a)	7,573	2,959,983
Tri Pointe Homes, Inc.(a)	25,625	870,481
Whirlpool Corp.	14,186	1,115,020

		74,173,935

Security	Shares	Value

Household Products — 0.8%
Central Garden & Pet Co.(a)	2,571	$83,943
Central Garden & Pet Co., Class A, NVS(a)	15,044	444,249
Church & Dwight Co., Inc.	65,339	5,725,656
Clorox Co. (The)	32,825	4,047,322
Colgate-Palmolive Co.	213,219	17,044,727
Energizer Holdings, Inc.	19,193	477,714
Kimberly-Clark Corp.	88,099	10,954,230
Oil-Dri Corp. of America	3,872	236,347
Procter & Gamble Co. (The)	624,649	95,977,319
Reynolds Consumer Products, Inc.	14,229	348,184
Spectrum Brands Holdings, Inc.	8,053	423,024
WD-40 Co.	3,563	704,049

		136,466,764

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	188,246	2,477,317
Brookfield Renewable Corp.(b)	34,316	1,181,157
Clearway Energy, Inc., Class A	8,261	222,469
Clearway Energy, Inc., Class C	22,791	643,846
Hallador Energy Co.(a)	10,057	196,815
Montauk Renewables, Inc.(a)(b)	18,794	37,776
Ormat Technologies, Inc.	16,040	1,543,850
Talen Energy Corp.(a)(b)	12,029	5,116,896
Vistra Corp.	90,305	17,692,556

		29,112,682

Industrial Conglomerates — 0.3%
3M Co.	141,708	21,990,247
Brookfield Business Corp., Class A(b)	5,411	181,431
Honeywell International, Inc.	168,990	35,572,395

		57,744,073

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	75,612	925,491
EastGroup Properties, Inc.	13,913	2,354,914
First Industrial Realty Trust, Inc.	34,222	1,761,406
Industrial Logistics Properties Trust	28,531	166,336
Innovative Industrial Properties, Inc.	7,734	414,388
Lineage, Inc.	16,427	634,739
LXP Industrial Trust	74,029	663,300
Plymouth Industrial REIT, Inc.	11,718	261,663
Prologis, Inc.	246,856	28,269,949
Rexford Industrial Realty, Inc.	62,851	2,583,805
STAG Industrial, Inc.	49,657	1,752,396
Terreno Realty Corp.	25,163	1,428,000

		41,216,387

Insurance — 2.0%
Aflac, Inc.	129,191	14,430,635
Allstate Corp. (The)	70,283	15,086,246
Ambac Financial Group, Inc.(a)	13,068	108,987
American Coastal Insurance Corp.	11,810	134,516
American Financial Group, Inc.	17,534	2,555,054
American International Group, Inc.	154,782	12,156,578
AMERISAFE, Inc.	4,876	213,764
Aon PLC, Class A	55,688	19,857,227
Arch Capital Group Ltd.	95,973	8,707,630
Arthur J. Gallagher & Co.	67,256	20,831,873
Assurant, Inc.	13,699	2,967,203
Assured Guaranty Ltd.	12,901	1,092,070
Axis Capital Holdings Ltd.	21,005	2,012,279
Baldwin Insurance Group, Inc. (The), Class A(a)(b) .	16,189	456,692
Bowhead Specialty Holdings, Inc.(a)	4,387	118,624
Brighthouse Financial, Inc.(a)	14,653	777,781
Brown & Brown, Inc.	74,262	6,965,033

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	98,703	$27,858,922
Cincinnati Financial Corp.	40,616	6,421,390
CNA Financial Corp.	5,061	235,134
CNO Financial Group, Inc.	27,429	1,084,817
Donegal Group, Inc., Class A	6,930	134,373
Employers Holdings, Inc.	6,518	276,885
Everest Group Ltd.	11,138	3,900,862
F&G Annuities & Life, Inc.	4,673	146,125
Fidelis Insurance Holdings Ltd.	16,018	290,727
Fidelity National Financial, Inc., Class A	69,078	4,178,528
First American Financial Corp.	27,379	1,758,827
Genworth Financial, Inc., Class A(a)	107,420	956,038
Globe Life, Inc.	22,002	3,145,626
Goosehead Insurance, Inc., Class A	6,298	468,697
Greenlight Capital Re Ltd., Class A(a)(b)	10,889	138,290
Hamilton Insurance Group Ltd., Class B(a)	10,469	259,631
Hanover Insurance Group, Inc. (The)	9,368	1,701,510
Hartford Insurance Group, Inc. (The)	75,276	10,041,066
HCI Group, Inc.	2,423	465,046
Heritage Insurance Holdings, Inc.(a)	8,892	223,901
Hippo Holdings, Inc.(a)(b)	6,367	230,231
Horace Mann Educators Corp.	10,919	493,211
Investors Title Co.	630	168,733
James River Group Holdings Ltd.(b)	8,130	45,121
Kemper Corp.	16,273	838,873
Kinsale Capital Group, Inc.(b)	5,753	2,446,521
Lemonade, Inc.(a)(b)	13,954	746,958
Lincoln National Corp.	45,044	1,816,624
Loews Corp.	45,313	4,548,972
Markel Group, Inc.(a)	3,293	6,294,108
Marsh & McLennan Cos., Inc.	131,547	26,510,667
MBIA, Inc.(a)	14,924	111,184
Mercury General Corp.	6,989	592,527
MetLife, Inc.	149,209	12,290,345
Old Republic International Corp.	62,409	2,650,510
Oscar Health, Inc., Class A(a)(b)	52,366	991,288
Palomar Holdings, Inc.(a)	7,210	841,767
Primerica, Inc.	8,830	2,451,120
Principal Financial Group, Inc.	58,871	4,880,995
ProAssurance Corp.(a)	13,043	312,902
Progressive Corp. (The)	155,525	38,406,899
Prudential Financial, Inc.	93,846	9,735,584
Reinsurance Group of America, Inc.	17,481	3,358,625
RenaissanceRe Holdings Ltd.	12,669	3,217,039
RLI Corp.	22,929	1,495,429
Root, Inc., Class A(a)	2,033	181,974
Ryan Specialty Holdings, Inc., Class A	26,636	1,501,205
Safety Insurance Group, Inc.	3,749	265,017
Selective Insurance Group, Inc.	16,610	1,346,573
Selectquote, Inc.(a)	44,418	87,059
SiriusPoint Ltd.(a)	17,678	319,795
Skyward Specialty Insurance Group, Inc.(a)(b)	8,473	402,976
Stewart Information Services Corp.	6,904	506,201
Tiptree, Inc.	6,787	130,107
Travelers Cos., Inc. (The)	60,107	16,783,077
Trupanion, Inc.(a)(b)	9,566	414,016
United Fire Group, Inc.	5,946	180,877
Universal Insurance Holdings, Inc.	9,159	240,882
Unum Group	45,896	3,569,791
W R Berkley Corp.	77,106	5,907,862
White Mountains Insurance Group Ltd.(b)	644	1,076,459
Willis Towers Watson PLC	26,304	9,086,717

		339,635,408

Security	Shares	Value

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	1,545,367	$375,678,718
Alphabet, Inc., Class C, NVS	1,257,735	306,321,359
Angi, Inc., Class A(a)(b)	10,634	172,909
Bumble, Inc., Class A(a)(b)	23,084	140,582
Cargurus, Inc., Class A(a)	25,606	953,311
Cars.com, Inc.(a)	18,652	227,927
EverQuote, Inc., Class A(a)	7,715	176,442
fuboTV, Inc.(a)(b)	87,998	365,192
Getty Images Holdings, Inc., Class A(a)(b)	38,428	76,087
Grindr, Inc.(a)	6,471	97,194
IAC, Inc.(a)	20,258	690,190
Match Group, Inc.	68,521	2,420,162
MediaAlpha, Inc., Class A(a)	7,510	85,464
Meta Platforms, Inc., Class A	580,433	426,258,386
Nextdoor Holdings, Inc., Class A(a)	38,933	81,370
Pinterest, Inc., Class A(a)	155,735	5,009,995
QuinStreet, Inc.(a)	12,314	190,498
Reddit, Inc., Class A(a)	30,918	7,110,831
Rumble, Inc.(a)(b)	20,670	149,651
Shutterstock, Inc.	5,994	124,975
Teads Holding Co.(a)(b)	3,831	6,321
TripAdvisor, Inc.(a)(b)	27,486	446,922
TrueCar, Inc.(a)	35,986	66,214
Trump Media & Technology Group Corp., Class A(a)(b)	42,619	699,804
Vimeo, Inc.(a)	38,605	299,189
Yelp, Inc.(a)(b)	18,652	581,942
Ziff Davis, Inc.(a)(b)	12,987	494,805
ZipRecruiter, Inc., Class A(a)(b)	21,335	90,034
ZoomInfo Technologies, Inc., Class A(a)	82,214	896,955

		1,129,913,429

IT Services — 1.2%
Accenture PLC, Class A	165,972	40,928,695
Akamai Technologies, Inc.(a)	39,436	2,987,671
Amdocs Ltd.	30,507	2,503,099
Applied Digital Corp.(a)(b)	53,946	1,237,521
ASGN, Inc.(a)	11,933	565,028
BigBear.ai Holdings, Inc.(a)(b)	79,613	519,077
Cloudflare, Inc., Class A(a)	82,230	17,645,736
Cognizant Technology Solutions Corp., Class A	131,696	8,832,851
Commerce.com, Inc., Series 1(a)	19,781	98,707
DigitalOcean Holdings, Inc.(a)	17,556	599,713
DXC Technology Co.(a)	47,672	649,769
EPAM Systems, Inc.(a)	14,869	2,242,097
Fastly, Inc., Class A(a)(b)	32,769	280,175
Gartner, Inc.(a)(b)	20,170	5,302,088
Globant SA(a)(b)	10,823	621,024
GoDaddy, Inc., Class A(a)	36,453	4,987,864
Grid Dynamics Holdings, Inc., Class A(a)	11,282	86,984
Hackett Group, Inc. (The)	7,843	149,095
International Business Machines Corp.	247,432	69,815,413
Kyndryl Holdings, Inc.(a)(b)	62,372	1,873,031
MongoDB, Inc., Class A(a)	20,915	6,491,598
Okta, Inc., Class A(a)	43,311	3,971,619
Snowflake, Inc., Class A(a)	83,009	18,722,680
Tucows, Inc., Class A(a)(b)	2,715	50,377
Twilio, Inc., Class A(a)	37,498	3,753,175
Unisys Corp.(a)	17,960	70,044
VeriSign, Inc.	22,383	6,257,615

		201,242,746

Leisure Products — 0.1%
Acushnet Holdings Corp.	7,080	555,709

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Brunswick Corp.	18,774	$1,187,268
Funko, Inc., Class A(a)(b)	7,064	24,300
Hasbro, Inc.	36,911	2,799,699
JAKKS Pacific, Inc.	3,441	64,450
Johnson Outdoors, Inc., Class A	1,478	59,696
Malibu Boats, Inc., Class A(a)	5,066	164,392
MasterCraft Boat Holdings, Inc.(a)(b)	5,202	111,635
Mattel, Inc.(a)	88,053	1,481,932
Outdoor Holding Co.(a)(b)	36,492	54,008
Peloton Interactive, Inc., Class A(a)(b)	98,783	889,047
Polaris, Inc.	14,496	842,652
Smith & Wesson Brands, Inc.	14,926	146,723
Sturm Ruger & Co., Inc.	4,109	178,618
Topgolf Callaway Brands Corp.(a)	37,873	359,794
YETI Holdings, Inc.(a)	22,511	746,915

		9,666,838

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)(b)	30,008	350,794
Adaptive Biotechnologies Corp.(a)(b)	42,282	632,539
Agilent Technologies, Inc.	76,451	9,812,486
Avantor, Inc.(a)	177,861	2,219,705
Azenta, Inc.(a)	10,406	298,860
BioLife Solutions, Inc.(a)	9,481	241,860
Bio-Rad Laboratories, Inc., Class A(a)(b)	5,118	1,435,036
Bio-Techne Corp.	41,660	2,317,546
Bruker Corp.	29,106	945,654
Charles River Laboratories International, Inc.(a)	13,700	2,143,502
Codexis, Inc.(a)(b)	16,548	40,377
CryoPort, Inc.(a)(b)	10,040	95,179
Cytek Biosciences, Inc.(a)	27,705	96,136
Danaher Corp.	169,159	33,537,463
Fortrea Holdings, Inc.(a)	23,239	195,672
Illumina, Inc.(a)	42,073	3,995,673
IQVIA Holdings, Inc.(a)	44,887	8,525,837
Maravai LifeSciences Holdings, Inc., Class A(a)(b) .	29,666	85,141
MaxCyte, Inc.(a)	24,932	39,393
Medpace Holdings, Inc.(a)	6,057	3,114,267
Mesa Laboratories, Inc.	1,371	91,871
Mettler-Toledo International, Inc.(a)	5,476	6,722,392
Niagen Bioscience, Inc.(a)(b)	20,587	192,077
OmniAb, Inc.(a)(b)	18,998	30,397
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	67,355	86,214
QIAGEN NV	57,170	2,554,356
Quanterix Corp.(a)(b)	12,212	66,311
Quantum-Si, Inc., Class A(a)(b)	34,780	49,040
Repligen Corp.(a)	14,553	1,945,300
Revvity, Inc.	31,685	2,777,190
Sotera Health Co.(a)	46,326	728,708
Standard BioTools, Inc.(a)	81,127	105,465
Tempus AI, Inc., Class A(a)(b)	21,828	1,761,738
Thermo Fisher Scientific, Inc.(a)	100,144	48,571,843
Waters Corp.(a)	15,795	4,735,499
West Pharmaceutical Services, Inc.	19,278	5,057,198

		145,598,719

Machinery — 1.8%
3D Systems Corp.(a)(b)	30,865	89,509
Aebi Schmidt Holding AG(b)	9,201	114,736
AGCO Corp.	16,252	1,740,102
Alamo Group, Inc.	2,376	453,578
Albany International Corp., Class A	7,927	422,509

Security	Shares	Value

Machinery (continued)
Allison Transmission Holdings, Inc.	23,061	$1,957,418
Astec Industries, Inc.	5,938	285,796
Atmus Filtration Technologies, Inc.(b)	22,257	1,003,568
Blue Bird Corp.(a)(b)	9,809	564,508
Caterpillar, Inc.	123,171	58,771,043
Chart Industries, Inc.(a)	12,018	2,405,403
CNH Industrial NV	231,732	2,514,292
Columbus McKinnon Corp.	6,574	94,271
Crane Co.	13,488	2,483,680
Cummins, Inc.	36,712	15,506,047
Deere & Co.	64,801	29,630,905
Donaldson Co., Inc.	32,448	2,655,869
Douglas Dynamics, Inc.	5,436	169,929
Dover Corp.	36,259	6,049,089
Energy Recovery, Inc.(a)	14,783	227,954
Enerpac Tool Group Corp., Class A	15,758	646,078
Enpro, Inc.	5,997	1,355,322
Esab Corp.	15,018	1,678,111
ESCO Technologies, Inc.	6,582	1,389,526
Federal Signal Corp.(b)	16,714	1,988,799
Flowserve Corp.	35,319	1,876,852
Fortive Corp.	89,434	4,381,372
Franklin Electric Co., Inc.	11,706	1,114,411
Gates Industrial Corp. PLC(a)	62,976	1,563,064
Gorman-Rupp Co. (The)	4,718	218,962
Graco, Inc.	43,993	3,737,645
Graham Corp.(a)	4,462	244,964
Greenbrier Cos., Inc. (The)	8,320	384,134
Helios Technologies, Inc.	8,092	421,836
Hillenbrand, Inc.	18,839	509,407
Hillman Solutions Corp.(a)	46,124	423,418
Hyliion Holdings Corp., Class A(a)(b)	54,329	107,028
Hyster-Yale, Inc., Class A	2,669	98,379
IDEX Corp.	19,991	3,253,735
Illinois Tool Works, Inc.	77,957	20,328,067
Ingersoll Rand, Inc.	106,171	8,771,848
ITT, Inc.	20,633	3,688,355
JBT Marel Corp.	13,722	1,927,255
Kadant, Inc.	3,299	981,716
Kennametal, Inc.	22,012	460,711
Lincoln Electric Holdings, Inc.	14,832	3,497,831
Lindsay Corp.	3,087	433,909
Luxfer Holdings PLC	7,224	100,414
Manitowoc Co., Inc. (The)(a)	9,144	91,531
Microvast Holdings, Inc.(a)(b)	52,204	200,985
Middleby Corp. (The)(a)	14,307	1,901,830
Miller Industries, Inc.	3,030	122,473
Mueller Industries, Inc.	28,913	2,923,393
Mueller Water Products, Inc., Class A	39,957	1,019,703
Nordson Corp.	14,294	3,244,023
Omega Flex, Inc.	1,082	33,742
Oshkosh Corp.	17,772	2,305,028
Otis Worldwide Corp.	105,823	9,675,397
PACCAR, Inc.	136,911	13,461,090
Parker-Hannifin Corp.	34,077	25,835,478
Pentair PLC	43,877	4,859,817
Proto Labs, Inc.(a)	7,086	354,513
RBC Bearings, Inc.(a)	8,219	3,207,794
REV Group, Inc.	14,906	844,723
Snap-on, Inc.	13,766	4,770,332
SPX Technologies, Inc.(a)	12,679	2,368,184
Standex International Corp.	3,082	653,076
Stanley Black & Decker, Inc.	40,504	3,010,662

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Tennant Co.	4,596	$372,552
Terex Corp.	17,847	915,551
Timken Co. (The)	16,575	1,246,108
Titan International, Inc.(a)	11,103	83,939
Toro Co. (The)	27,770	2,116,074
Trinity Industries, Inc.	20,028	561,585
Wabash National Corp.	12,476	123,138
Watts Water Technologies, Inc., Class A	6,970	1,946,582
Westinghouse Air Brake Technologies Corp.	45,391	9,099,534
Worthington Enterprises, Inc.	7,749	429,992
Xylem, Inc.	63,714	9,397,815

		299,899,999

Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)(b)	3,578	51,416
Costamare, Inc.	17,893	213,106
Genco Shipping & Trading Ltd.	8,992	160,058
Kirby Corp.(a)	15,561	1,298,565
Matson, Inc.	8,205	808,931
Pangaea Logistics Solutions Ltd.	16,812	85,405
Safe Bulkers, Inc.	13,642	60,570

		2,678,051

Media — 0.4%
Advantage Solutions, Inc., Class A(a)(b)	38,195	58,438
Altice U.S.A., Inc., Class A(a)	74,470	179,473
AMC Networks, Inc., Class A(a)	7,609	62,698
Boston Omaha Corp., Class A(a)(b)	4,916	64,301
Cable One, Inc.	1,437	254,421
Charter Communications, Inc., Class A(a)(b)	24,051	6,616,550
Comcast Corp., Class A	973,230	30,578,887
DoubleVerify Holdings, Inc.(a)	36,723	439,942
EchoStar Corp., Class A(a)(b)	36,427	2,781,566
Entravision Communications Corp., Class A	23,280	54,242
EW Scripps Co. (The), Class A, NVS(a)(b)	13,605	33,468
Fox Corp., Class A, NVS	58,468	3,686,992
Fox Corp., Class B	39,633	2,270,575
Gannett Co., Inc.(a)(b)	26,025	107,483
Gray Media, Inc.	21,365	123,490
Ibotta, Inc., Class A(a)(b)	4,346	121,036
iHeartMedia, Inc., Class A(a)(b)	28,146	80,779
Integral Ad Science Holding Corp.(a)(b)	23,377	237,744
Interpublic Group of Cos., Inc. (The)	99,008	2,763,313
John Wiley & Sons, Inc., Class A	11,996	485,478
Liberty Broadband Corp., Class A(a)	4,087	258,830
Liberty Broadband Corp., Class C, NVS(a)	28,720	1,824,869
Magnite, Inc.(a)(b)	33,765	735,402
National CineMedia, Inc.	24,226	109,259
New York Times Co. (The), Class A	43,420	2,492,308
News Corp., Class A, NVS	103,054	3,164,788
News Corp., Class B	31,291	1,081,104
Nexstar Media Group, Inc., Class A	8,133	1,608,219
Omnicom Group, Inc.	51,198	4,174,173
PubMatic, Inc., Class A(a)(b)	11,288	93,465
Scholastic Corp., NVS	6,893	188,730
Sinclair, Inc., Class A	11,826	178,573
Sirius XM Holdings, Inc.	50,339	1,171,640
Stagwell, Inc., Class A(a)(b)	33,708	189,776
TechTarget, Inc.(a)(b)	7,329	42,582
TEGNA, Inc.	44,903	912,878
Thryv Holdings, Inc.(a)	6,614	79,765
Trade Desk, Inc. (The), Class A(a)	118,885	5,826,554
WideOpenWest, Inc.(a)	14,745	76,084

		75,209,875

Security	Shares	Value

Metals & Mining — 0.6%
Alcoa Corp.	66,452	$2,185,606
Alpha Metallurgical Resources, Inc.(a)	3,008	493,583
Anglogold Ashanti PLC	133,584	9,394,963
Caledonia Mining Corp. PLC	4,336	157,007
Carpenter Technology Corp.	12,922	3,172,868
Century Aluminum Co.(a)	15,192	446,037
Cleveland-Cliffs, Inc.(a)	129,761	1,583,084
Coeur Mining, Inc.(a)	165,297	3,100,972
Commercial Metals Co.	31,508	1,804,778
Compass Minerals International, Inc.(a)	8,948	171,802
Constellium SE, Class A(a)(b)	30,292	450,745
Freeport-McMoRan, Inc.	378,635	14,850,065
Hecla Mining Co.	166,326	2,012,545
Ivanhoe Electric, Inc.(a)(b)	27,266	342,188
Kaiser Aluminum Corp.	4,320	333,331
MAC Copper Ltd., Class A(a)(b)	14,185	173,199
Materion Corp.	4,980	601,634
Metallus, Inc.(a)	9,986	165,069
MP Materials Corp., Class A(a)	34,528	2,315,793
Newmont Corp.	291,946	24,613,967
Novagold Resources, Inc.(a)(b)	85,194	749,707
Nucor Corp.	60,914	8,249,583
Olympic Steel, Inc.	2,519	76,703
Perpetua Resources Corp.(a)(b)	16,845	340,774
Ramaco Resources, Inc., Class A(b)	11,265	373,885
Reliance, Inc.	14,322	4,022,047
Royal Gold, Inc.	17,798	3,569,923
Ryerson Holding Corp.	8,959	204,803
Southern Copper Corp.	23,122	2,806,086
SSR Mining, Inc.(a)	52,792	1,289,181
Steel Dynamics, Inc.	38,063	5,307,124
SunCoke Energy, Inc.	26,153	213,408
Tredegar Corp.(a)(b)	11,339	91,052
Warrior Met Coal, Inc.	14,468	920,743
Worthington Steel, Inc.	7,749	235,492

		96,819,747

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	24,291	169,308
Advanced Flower Capital, Inc.	6,433	24,638
AGNC Investment Corp.	276,359	2,705,555
Annaly Capital Management, Inc.	170,721	3,450,271
Apollo Commercial Real Estate Finance, Inc.	40,894	414,256
Arbor Realty Trust, Inc.	41,214	503,223
Ares Commercial Real Estate Corp.	11,035	49,768
ARMOUR Residential REIT, Inc.	26,574	397,016
Blackstone Mortgage Trust, Inc., Class A	47,340	871,529
BrightSpire Capital, Inc., Class A	40,415	219,453
Chicago Atlantic Real Estate Finance, Inc.	7,423	94,940
Chimera Investment Corp.	19,923	263,382
Claros Mortgage Trust, Inc.	23,347	77,512
Dynex Capital, Inc.	30,404	373,665
Ellington Financial, Inc.	18,979	246,347
Franklin BSP Realty Trust, Inc.	21,853	237,324
Invesco Mortgage Capital, Inc.	8,644	65,349
KKR Real Estate Finance Trust, Inc.	15,866	142,794
Ladder Capital Corp., Class A	27,852	303,865
MFA Financial, Inc.	29,651	272,493
Orchid Island Capital, Inc.	29,717	208,316
PennyMac Mortgage Investment Trust	23,619	289,569
Ready Capital Corp.	38,439	148,759
Redwood Trust, Inc.	31,464	182,177
Rithm Capital Corp.	134,907	1,536,591

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.	91,345	$1,769,353
Sunrise Realty Trust, Inc.	2,150	22,338
TPG RE Finance Trust, Inc.	14,819	126,851
Two Harbors Investment Corp.	23,906	235,952

		15,402,594

Multi-Utilities — 0.6%
Ameren Corp.	71,249	7,436,971
Avista Corp.	21,631	817,868
Black Hills Corp.	19,950	1,228,721
CenterPoint Energy, Inc.	169,988	6,595,534
CMS Energy Corp.	79,241	5,805,196
Consolidated Edison, Inc.	95,597	9,609,410
Dominion Energy, Inc.	226,346	13,845,585
DTE Energy Co.	55,505	7,850,072
NiSource, Inc.	124,334	5,383,662
Northwestern Energy Group, Inc.	15,436	904,704
Public Service Enterprise Group, Inc.	132,367	11,047,350
Sempra	173,126	15,577,877
Unitil Corp.	3,401	162,772
WEC Energy Group, Inc.	84,797	9,716,888

		95,982,610

Office REITs — 0.1%
Brandywine Realty Trust	49,257	205,402
BXP, Inc.	41,441	3,080,724
City Office REIT, Inc.	12,987	90,390
COPT Defense Properties	29,599	860,147
Cousins Properties, Inc.	42,850	1,240,079
Douglas Emmett, Inc.	44,551	693,659
Easterly Government Properties, Inc.	10,371	237,807
Empire State Realty Trust, Inc., Class A	38,465	294,642
Highwoods Properties, Inc.	26,938	857,167
Hudson Pacific Properties, Inc.(a)	98,458	271,744
JBG SMITH Properties	17,992	400,322
Kilroy Realty Corp.	30,872	1,304,342
NET Lease Office Properties	3,722	110,394
Paramount Group, Inc.(a)	46,705	305,451
Peakstone Realty Trust, Class E	7,268	95,356
Piedmont Realty Trust, Inc., Class A	33,739	303,651
Postal Realty Trust, Inc., Class A	3,842	60,281
SL Green Realty Corp.	18,585	1,111,569
Vornado Realty Trust	47,074	1,907,909

		13,431,036

Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	88,507	1,720,576
Antero Resources Corp.(a)	76,635	2,571,871
APA Corp.	98,601	2,394,032
Ardmore Shipping Corp.	13,233	157,076
Berry Corp.	22,866	86,433
California Resources Corp.	19,325	1,027,704
Calumet, Inc.(a)(b)	18,095	330,234
Centrus Energy Corp., Class A(a)(b)	4,203	1,303,224
Cheniere Energy, Inc.	58,501	13,746,565
Chevron Corp.	510,394	79,259,084
Chord Energy Corp.	16,826	1,672,000
Civitas Resources, Inc.	26,532	862,290
Clean Energy Fuels Corp.(a)(b)	41,595	107,315
CNX Resources Corp.(a)	39,118	1,256,470
Comstock Resources, Inc.(a)	22,289	441,991
ConocoPhillips	337,392	31,913,909
Core Natural Resources, Inc.	14,635	1,221,730
Coterra Energy, Inc.	201,384	4,762,732
Crescent Energy Co., Class A	43,962	392,141

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.	7,499	$273,564
Delek U.S. Holdings, Inc.	19,068	615,324
Devon Energy Corp.	167,062	5,857,194
DHT Holdings, Inc.	31,131	372,015
Diamondback Energy, Inc.	50,283	7,195,497
Diversified Energy Co. PLC	12,375	173,374
Dorian LPG Ltd.	9,401	280,150
DT Midstream, Inc.	26,357	2,979,922
Encore Energy Corp.(a)(b)	43,276	138,916
Energy Fuels, Inc.(a)(b)	56,658	869,700
EOG Resources, Inc.	146,469	16,422,104
EQT Corp.	165,147	8,988,951
Evolution Petroleum Corp.	13,983	67,398
Excelerate Energy, Inc., Class A	4,844	122,020
Expand Energy Corp.	58,276	6,191,242
Exxon Mobil Corp.	1,151,962	129,883,715
FLEX LNG Ltd.(b)	7,205	181,566
Golar LNG Ltd.	25,108	1,014,614
Granite Ridge Resources, Inc.	21,505	116,342
Green Plains, Inc.(a)	9,707	85,325
Gulfport Energy Corp.(a)	3,716	672,522
HF Sinclair Corp.	42,650	2,232,301
Infinity Natural Resources, Inc., Class A(a)(b)	3,365	44,115
International Seaways, Inc.	10,634	490,015
Kinder Morgan, Inc.	514,780	14,573,422
Kinetik Holdings, Inc., Class A	9,625	411,373
Kosmos Energy Ltd.(a)(b)	123,513	205,032
Magnolia Oil & Gas Corp., Class A	48,057	1,147,121
Marathon Petroleum Corp.	81,661	15,739,341
Matador Resources Co.	32,646	1,466,785
Murphy Oil Corp.	37,791	1,073,642
New Fortress Energy, Inc., Class A(a)(b)	57,648	127,402
NextDecade Corp.(a)(b)	31,347	212,846
Nordic American Tankers Ltd.	51,235	160,878
Northern Oil & Gas, Inc.	24,264	601,747
Occidental Petroleum Corp.	187,406	8,854,933
ONEOK, Inc.	167,061	12,190,441
Ovintiv, Inc.	71,190	2,874,652
Par Pacific Holdings, Inc.(a)	16,062	568,916
PBF Energy, Inc., Class A	22,020	664,343
Peabody Energy Corp.	30,359	805,121
Permian Resources Corp., Class A	177,106	2,266,957
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	108,116	14,705,938
Range Resources Corp.	61,991	2,333,341
REX American Resources Corp.(a)	9,138	279,806
Riley Exploration Permian, Inc.	3,286	89,083
Sable Offshore Corp., Class A(a)(b)	20,200	352,692
SandRidge Energy, Inc.	9,936	112,078
Scorpio Tankers, Inc.	12,722	713,068
SFL Corp. Ltd.	34,942	263,113
SM Energy Co.	31,703	791,624
Talos Energy, Inc.(a)	35,672	342,094
Targa Resources Corp.	57,258	9,593,005
Teekay Corp. Ltd.	21,854	178,766
Teekay Tankers Ltd., Class A	6,343	320,639
Texas Pacific Land Corp.(b)	5,017	4,684,072
Uranium Energy Corp.(a)(b)	104,473	1,393,670
VAALCO Energy, Inc.	27,744	111,531
Valero Energy Corp.	82,785	14,094,974
Viper Energy, Inc., Class A	43,233	1,652,365
Vital Energy, Inc.(a)	7,247	122,402
Vitesse Energy, Inc.	6,330	147,046

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.(b)	32,969	$60,004
Williams Cos., Inc. (The)	323,688	20,505,635
World Kinect Corp.	17,689	459,030

		467,746,191

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,493	93,275
Louisiana-Pacific Corp.	16,733	1,486,560
Sylvamo Corp.	9,329	412,528

		1,992,363

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,422	1,613,967
Allegiant Travel Co.(a)	3,647	221,628
American Airlines Group, Inc.(a)	173,439	1,949,454
Delta Air Lines, Inc.	172,497	9,789,205
Frontier Group Holdings, Inc.(a)(b)	9,756	43,073
JetBlue Airways Corp.(a)(b)	79,991	393,556
Joby Aviation, Inc., Class A(a)(b)	121,203	1,956,216
SkyWest, Inc.(a)	11,285	1,135,497
Southwest Airlines Co.	125,189	3,994,781
Strata Critical Medical, Inc., Class A(a)(b)	23,285	117,822
Sun Country Airlines Holdings, Inc.(a)	12,030	142,074
United Airlines Holdings, Inc.(a)	86,691	8,365,682

		29,722,955

Personal Care Products — 0.1%
Beauty Health Co. (The), Class A(a)(b)	23,998	47,756
BellRing Brands, Inc.(a)	35,300	1,283,155
Coty, Inc., Class A(a)(b)	98,241	396,894
Edgewell Personal Care Co.	15,040	306,214
elf Beauty, Inc.(a)	14,234	1,885,720
Estee Lauder Cos., Inc. (The), Class A	60,915	5,367,830
Herbalife Ltd.(a)(b)	28,181	237,848
Honest Co., Inc. (The)(a)(b)	16,118	59,314
Interparfums, Inc.	5,002	492,097
Kenvue, Inc.	508,433	8,251,867
Medifast, Inc.(a)(b)	3,172	43,361
Nu Skin Enterprises, Inc., Class A	11,798	143,818
Olaplex Holdings, Inc.(a)(b)	34,357	45,008
USANA Health Sciences, Inc.(a)	3,596	99,070
Waldencast PLC, Class A(a)(b)	11,472	22,714

		18,682,666

Pharmaceuticals — 2.6%
Alumis, Inc.(a)(b)	5,131	20,473
Amneal Pharmaceuticals, Inc., Class A(a)(b)	47,498	475,455
Amphastar Pharmaceuticals, Inc.(a)	10,404	277,267
ANI Pharmaceuticals, Inc.(a)	5,310	486,396
Aquestive Therapeutics, Inc.(a)(b)	33,167	185,403
Arvinas, Inc.(a)(b)	14,437	123,003
Atea Pharmaceuticals, Inc.(a)(b)	18,117	52,539
Avadel Pharmaceuticals PLC(a)(b)	24,346	371,763
Axsome Therapeutics, Inc.(a)	9,909	1,203,448
Bristol-Myers Squibb Co.	542,465	24,465,171
Collegium Pharmaceutical, Inc.(a)	9,016	315,470
Corcept Therapeutics, Inc.(a)(b)	24,925	2,071,517
CorMedix, Inc.(a)(b)	22,281	259,128
Crinetics Pharmaceuticals, Inc.(a)(b)	23,127	963,239
Edgewise Therapeutics, Inc.(a)(b)	20,415	331,131
Elanco Animal Health, Inc.(a)(b)	129,143	2,600,940
Eli Lilly & Co.	212,895	162,438,885
Enliven Therapeutics, Inc.(a)(b)	11,763	240,789
Esperion Therapeutics, Inc.(a)(b)	64,009	169,624
Evolus, Inc.(a)	11,491	70,555

Security	Shares	Value

Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc.(a)(b)	11,178	$159,175
Fulcrum Therapeutics, Inc.(a)(b)	22,618	208,086
Harmony Biosciences Holdings, Inc.(a)	11,460	315,838
Harrow, Inc.(a)(b)	6,794	327,335
Indivior PLC(a)(b)	31,826	767,325
Innoviva, Inc.(a)	18,420	336,165
Jazz Pharmaceuticals PLC(a)	16,356	2,155,721
Johnson & Johnson	639,768	118,625,782
LENZ Therapeutics, Inc.(a)(b)	5,686	264,854
Ligand Pharmaceuticals, Inc.(a)	5,252	930,339
Liquidia Corp.(a)(b)	20,803	473,060
Merck & Co., Inc.	670,305	56,258,699
Mind Medicine MindMed, Inc.(a)(b)	19,200	226,368
Nuvation Bio, Inc., Class A(a)(b)	46,214	170,992
Ocular Therapeutix, Inc.(a)	44,376	518,755
Omeros Corp.(a)(b)	19,298	79,122
Organon & Co.	67,867	724,820
Pacira BioSciences, Inc.(a)	11,747	302,720
Perrigo Co. PLC	36,736	818,111
Pfizer, Inc.	1,511,705	38,518,243
Phathom Pharmaceuticals, Inc.(a)(b)	9,078	106,848
Phibro Animal Health Corp., Class A	3,795	153,546
Prestige Consumer Healthcare, Inc.(a)	13,554	845,770
Royalty Pharma PLC, Class A	103,882	3,664,957
scPharmaceuticals, Inc.(a)(b)	10,830	61,406
Septerna, Inc.(a)(b)	6,736	126,704
SIGA Technologies, Inc.	12,053	110,285
Supernus Pharmaceuticals, Inc.(a)	13,032	622,799
Tarsus Pharmaceuticals, Inc.(a)(b)	9,650	573,499
Terns Pharmaceuticals, Inc.(a)	11,192	84,052
Theravance Biopharma, Inc.(a)(b)	15,305	223,453
Third Harmonic Bio, Inc.(a)(d)	10,547	316
Viatris, Inc.	318,000	3,148,200
WaVe Life Sciences Ltd.(a)(b)	19,287	141,181
Xeris Biopharma Holdings, Inc.(a)	45,700	371,998
Zevra Therapeutics, Inc.(a)(b)	18,445	175,412
Zoetis, Inc., Class A	118,353	17,317,411

		447,031,543

Professional Services — 0.8%
Acuren Corp.(a)(b)	44,035	586,106
Alight, Inc., Class A	115,448	376,360
Amentum Holdings, Inc.(a)	41,536	994,787
Asure Software, Inc.(a)(b)	3,400	27,880
Automatic Data Processing, Inc.	108,073	31,719,426
Barrett Business Services, Inc.	6,924	306,872
Booz Allen Hamilton Holding Corp., Class A	32,299	3,228,285
Broadridge Financial Solutions, Inc.	31,222	7,436,144
CACI International, Inc., Class A(a)(b)	6,026	3,005,648
CBIZ, Inc.(a)(b)	13,487	714,272
Clarivate PLC(a)(b)	122,393	468,765
Concentrix Corp.	13,156	607,149
Conduent, Inc.(a)	40,909	114,545
CRA International, Inc.	1,723	359,297
CSG Systems International, Inc.	7,811	502,872
Dayforce, Inc.(a)	41,346	2,848,326
Equifax, Inc.	32,715	8,392,379
ExlService Holdings, Inc.(a)	40,240	1,771,767
Exponent, Inc.	13,319	925,404
First Advantage Corp.(a)(b)	18,814	289,547
Forrester Research, Inc.(a)	3,611	38,277
Franklin Covey Co.(a)(b)	4,348	84,395
FTI Consulting, Inc.(a)	9,341	1,509,973

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Genpact Ltd.	42,683	$1,787,991
Heidrick & Struggles International, Inc.	4,430	220,481
Huron Consulting Group, Inc.(a)(b)	4,666	684,829
ICF International, Inc.	4,830	448,224
Innodata, Inc.(a)(b)	8,478	653,399
Insperity, Inc.	9,356	460,315
Jacobs Solutions, Inc.	32,070	4,806,010
KBR, Inc.	36,212	1,712,466
Kelly Services, Inc., Class A, NVS	10,028	131,567
Kforce, Inc.	5,023	150,590
Korn Ferry	14,066	984,339
Legalzoom.com, Inc.(a)(b)	35,799	371,594
Leidos Holdings, Inc.	33,817	6,390,060
ManpowerGroup, Inc.	11,840	448,736
Maximus, Inc.	14,158	1,293,616
Parsons Corp.(a)(b)	14,422	1,195,872
Paychex, Inc.	85,379	10,822,642
Paycom Software, Inc.	13,857	2,884,196
Paylocity Holding Corp.(a)	11,967	1,905,984
Planet Labs PBC, Class A(a)(b)	61,397	796,933
Resolute Holdings Management, Inc.(a)(b)	891	64,286
Resources Connection, Inc.	10,643	53,747
Robert Half, Inc.	28,168	957,149
Science Applications International Corp.	13,444	1,335,930
SS&C Technologies Holdings, Inc.	56,651	5,028,343
TransUnion	51,625	4,325,143
TriNet Group, Inc.	8,454	565,488
TrueBlue, Inc.(a)	9,932	60,883
TTEC Holdings, Inc.(a)	4,636	15,577
Upwork, Inc.(a)	30,251	561,761
Verisk Analytics, Inc.	36,935	9,289,522
Verra Mobility Corp., Class A(a)	43,856	1,083,243
Willdan Group, Inc.(a)	4,052	391,788
WNS Holdings Ltd.(a)(b)	9,875	753,166

		128,944,346

Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,332	331,806
CBRE Group, Inc., Class A(a)	78,858	12,424,867
Compass, Inc., Class A(a)	126,698	1,017,385
CoStar Group, Inc.(a)	109,947	9,276,228
Cushman & Wakefield PLC(a)	40,265	641,019
eXp World Holdings, Inc.	16,129	171,935
Forestar Group, Inc.(a)	6,559	174,404
FRP Holdings, Inc.(a)	5,006	121,946
Howard Hughes Holdings, Inc.(a)(b)	7,716	634,024
Jones Lang LaSalle, Inc.(a)	12,643	3,771,154
Kennedy-Wilson Holdings, Inc.	31,508	262,147
Marcus & Millichap, Inc.	5,857	171,903
Newmark Group, Inc., Class A	41,405	772,203
Real Brokerage, Inc. (The)(a)	25,086	104,859
REX Holdings, Inc., Class A(a)	5,408	50,997
RMR Group, Inc. (The), Class A	4,109	64,635
Seaport Entertainment Group, Inc.(a)(b)	2,413	55,306
St. Joe Co. (The)	11,653	576,590
Tejon Ranch Co.(a)(b)	8,393	134,120
Zillow Group, Inc., Class A(a)	12,479	928,937
Zillow Group, Inc., Class C, NVS(a)	41,962	3,233,172

		34,919,637

Residential REITs — 0.3%
American Homes 4 Rent, Class A	87,768	2,918,286
Apartment Investment & Management Co., Class A	40,150	318,390

Security	Shares	Value

Residential REITs (continued)
AvalonBay Communities, Inc.	37,821	$7,305,883
Camden Property Trust	28,922	3,088,291
Centerspace	4,637	273,119
Elme Communities	23,628	398,368
Equity LifeStyle Properties, Inc.	51,216	3,108,811
Equity Residential	101,102	6,544,332
Essex Property Trust, Inc.	17,117	4,581,536
Independence Realty Trust, Inc.	57,568	943,540
Invitation Homes, Inc.	162,371	4,762,341
Mid-America Apartment Communities, Inc.	30,881	4,315,002
NexPoint Residential Trust, Inc.	6,166	198,669
Sun Communities, Inc.	34,092	4,397,868
UDR, Inc.	87,704	3,267,851
UMH Properties, Inc.	15,461	229,596
Veris Residential, Inc.	24,018	365,074

		47,016,957

Retail REITs — 0.3%
Acadia Realty Trust	31,197	628,620
Agree Realty Corp.	29,297	2,081,259
Alexander’s, Inc.	550	128,969
Brixmor Property Group, Inc.	79,738	2,207,148
CBL & Associates Properties, Inc.	8,920	272,774
Curbline Properties Corp.	23,840	531,632
Federal Realty Investment Trust	22,275	2,256,680
Getty Realty Corp.	11,779	316,031
InvenTrust Properties Corp.	18,421	527,209
Kimco Realty Corp.	179,122	3,913,816
Kite Realty Group Trust	55,038	1,227,347
Macerich Co. (The)	62,491	1,137,336
NETSTREIT Corp.	25,054	452,475
NNN REIT, Inc.	48,456	2,062,772
Phillips Edison & Co., Inc.	33,401	1,146,656
Realty Income Corp.	240,334	14,609,904
Regency Centers Corp.	47,942	3,494,972
Saul Centers, Inc.	3,174	101,155
Simon Property Group, Inc.	86,518	16,236,833
SITE Centers Corp.	11,920	107,399
Tanger, Inc.	28,680	970,531
Urban Edge Properties	30,721	628,859
Whitestone REIT	15,660	192,305

		55,232,682

Semiconductors & Semiconductor Equipment — 12.2%
ACM Research, Inc., Class A(a)(b)	15,886	621,619
Advanced Micro Devices, Inc.(a)	428,146	69,269,741
Aehr Test Systems(a)(b)	6,756	203,423
Allegro MicroSystems, Inc.(a)	32,744	956,125
Alpha & Omega Semiconductor Ltd.(a)	6,340	177,266
Ambarella, Inc.(a)	11,528	951,291
Amkor Technology, Inc.	28,836	818,942
Analog Devices, Inc.	131,635	32,342,719
Applied Materials, Inc.	213,138	43,637,874
Astera Labs, Inc.(a)	33,475	6,554,405
Axcelis Technologies, Inc.(a)(b)	8,776	856,889
Broadcom, Inc.	1,227,768	405,052,941
CEVA, Inc.(a)(b)	5,627	148,609
Cirrus Logic, Inc.(a)	14,245	1,784,756
Cohu, Inc.(a)	11,030	224,240
Credo Technology Group Holding Ltd.(a)	38,958	5,672,674
Diodes, Inc.(a)	12,064	641,925
Enphase Energy, Inc.(a)	35,717	1,264,025
Entegris, Inc.	39,628	3,664,005
First Solar, Inc.(a)	26,920	5,936,668

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
FormFactor, Inc.(a)(b)	20,285	$738,780
GLOBALFOUNDRIES, Inc.(a)(b)	26,096	935,281
Ichor Holdings Ltd.(a)	7,277	127,493
Impinj, Inc.(a)	7,060	1,276,095
indie Semiconductor, Inc., Class A(a)(b)	32,580	132,601
Intel Corp.	1,159,826	38,912,162
KLA Corp.	35,353	38,131,746
Kulicke & Soffa Industries, Inc.	14,978	608,706
Lam Research Corp.	339,276	45,429,056
Lattice Semiconductor Corp.(a)	36,341	2,664,522
MACOM Technology Solutions Holdings, Inc.(a)(b) .	16,568	2,062,550
Marvell Technology, Inc.	230,316	19,362,666
MaxLinear, Inc.(a)	18,631	299,586
Microchip Technology, Inc.	141,784	9,105,368
Micron Technology, Inc.	296,609	49,628,618
MKS, Inc.	17,489	2,164,614
Monolithic Power Systems, Inc.	12,262	11,288,888
Navitas Semiconductor Corp.(a)(b)	26,675	192,594
NVE Corp.	1,245	81,261
NVIDIA Corp.	6,221,808	1,160,864,937
ON Semiconductor Corp.(a)	110,952	5,471,043
Onto Innovation, Inc.(a)	13,314	1,720,435
PDF Solutions, Inc.(a)	7,502	193,702
Penguin Solutions, Inc.(a)(b)	14,005	368,051
Photronics, Inc.(a)	16,137	370,344
Power Integrations, Inc.	15,538	624,783
Qorvo, Inc.(a)	22,539	2,052,852
QUALCOMM, Inc.	287,077	47,758,130
Rambus, Inc.(a)	29,070	3,029,094
Rigetti Computing, Inc.(a)(b)	84,023	2,503,045
Semtech Corp.(a)(b)	23,028	1,645,351
Silicon Laboratories, Inc.(a)	8,316	1,090,477
SiTime Corp.(a)(b)	5,539	1,668,956
SkyWater Technology, Inc.(a)(b)	9,547	178,147
Skyworks Solutions, Inc.	40,648	3,129,083
Synaptics, Inc.(a)	10,194	696,658
Teradyne, Inc.	41,759	5,747,709
Texas Instruments, Inc.	241,786	44,423,342
Ultra Clean Holdings, Inc.(a)	11,424	311,304
Universal Display Corp.	12,540	1,801,120
Veeco Instruments, Inc.(a)(b)	15,095	459,341

		2,090,030,628

Software — 10.9%
8x8, Inc.(a)	27,928	59,207
A10 Networks, Inc.	22,808	413,965
ACI Worldwide, Inc.(a)	27,395	1,445,634
Adeia, Inc.	27,850	467,880
Adobe, Inc.(a)	113,356	39,986,329
Agilysys, Inc.(a)(b)	6,239	656,655
Alarm.com Holdings, Inc.(a)	12,135	644,126
Alkami Technology, Inc.(a)(b)	18,093	449,430
Amplitude, Inc., Class A(a)	17,105	183,366
Appfolio, Inc., Class A(a)	5,998	1,653,409
Appian Corp., Class A(a)	10,246	313,220
AppLovin Corp., Class A(a)	63,290	45,476,397
Arteris, Inc.(a)(b)	13,586	137,219
Asana, Inc., Class A(a)(b)	19,564	261,375
Atlassian Corp., Class A(a)	42,712	6,821,106
Aurora Innovation, Inc., Class A(a)(b)	273,926	1,476,461
Autodesk, Inc.(a)	56,505	17,949,943
AvePoint, Inc., Class A(a)	38,997	585,345
Bentley Systems, Inc., Class B	41,745	2,149,033

Security	Shares	Value

Software (continued)
BILL Holdings, Inc.(a)	26,771	$1,418,060
Bit Digital, Inc.(a)(b)	83,640	250,920
Bitdeer Technologies Group, Class A(a)(b)	23,554	402,538
Blackbaud, Inc.(a)	11,225	721,880
BlackLine, Inc.(a)	14,792	785,455
Blend Labs, Inc., Class A(a)(b)	60,830	222,029
Box, Inc., Class A(a)	37,197	1,200,347
Braze, Inc., Class A(a)(b)	17,888	508,735
C3.ai, Inc., Class A(a)(b)	29,237	506,970
Cadence Design Systems, Inc.(a)	72,742	25,551,355
CCC Intelligent Solutions Holdings, Inc.(a)(b)	145,450	1,325,049
Cerence, Inc.(a)(b)	9,867	122,943
Cipher Mining, Inc.(a)(b)	72,052	907,135
Circle Internet Group, Inc., Class A(a)(b)	12,541	1,662,686
Cleanspark, Inc.(a)(b)	78,957	1,144,876
Clear Secure, Inc., Class A	21,786	727,217
Clearwater Analytics Holdings, Inc., Class A(a)(b)	64,759	1,166,957
Commvault Systems, Inc.(a)	11,346	2,141,898
Confluent, Inc., Class A(a)	73,411	1,453,538
Consensus Cloud Solutions, Inc.(a)(b)	5,642	165,705
Core Scientific, Inc.(a)(b)	72,454	1,299,825
Crowdstrike Holdings, Inc., Class A(a)	64,775	31,764,364
CS Disco, Inc.(a)	9,646	62,313
Daily Journal Corp.(a)(b)	396	184,195
Datadog, Inc., Class A(a)	81,873	11,658,715
Digimarc Corp.(a)(b)	5,266	51,449
Digital Turbine, Inc.(a)	22,474	143,834
Docusign, Inc.(a)	53,388	3,848,741
Dolby Laboratories, Inc., Class A	15,406	1,114,932
Domo, Inc., Class B(a)(b)	6,851	108,520
Dropbox, Inc., Class A(a)	49,311	1,489,685
D-Wave Quantum, Inc.(a)(b)	75,610	1,868,323
Dynatrace, Inc.(a)	78,609	3,808,606
Elastic NV(a)	23,165	1,957,211
EverCommerce, Inc.(a)(b)	11,279	125,535
Fair Isaac Corp.(a)	6,325	9,465,552
Five9, Inc.(a)	19,277	466,503
Fortinet, Inc.(a)	169,234	14,229,195
Freshworks, Inc., Class A(a)	53,715	632,226
Gen Digital, Inc.	145,480	4,130,177
Gitlab, Inc., Class A(a)(b)	34,448	1,552,916
Guidewire Software, Inc.(a)	22,323	5,131,165
HubSpot, Inc.(a)	13,521	6,325,124
Hut 8 Corp.(a)(b)	25,607	891,380
Informatica, Inc., Class A(a)	27,885	692,663
Intapp, Inc.(a)(b)	14,079	575,831
InterDigital, Inc.	6,968	2,405,563
Intuit, Inc.	72,646	49,610,680
Jamf Holding Corp.(a)	25,899	277,119
Life360, Inc.(a)(b)	4,856	516,193
LiveRamp Holdings, Inc.(a)	16,571	449,737
Manhattan Associates, Inc.(a)	16,406	3,362,902
MARA Holdings, Inc.(a)(b)	99,716	1,820,814
MeridianLink, Inc.(a)	6,007	119,719
Microsoft Corp.	1,971,600	1,021,190,220
Mitek Systems, Inc.(a)	10,891	106,405
N-able, Inc.(a)	17,845	139,191
nCino, Inc.(a)(b)	28,273	766,481
NCR Voyix Corp.(a)(b)	43,958	551,673
NextNav, Inc.(a)(b)	22,772	325,640
Nutanix, Inc., Class A(a)	67,099	4,991,495
ON24, Inc.(a)	15,043	86,046
OneSpan, Inc.	10,921	173,535

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ooma, Inc.(a)	7,059	$84,637
Oracle Corp.	440,128	123,781,599
Pagaya Technologies Ltd., Class A(a)(b)	11,384	337,991
PagerDuty, Inc.(a)(b)	26,516	438,044
Palantir Technologies, Inc., Class A(a)	580,866	105,961,576
Palo Alto Networks, Inc.(a)	174,255	35,481,803
Pegasystems, Inc.(b)	25,088	1,442,560
Porch Group, Inc.(a)(b)	27,930	468,665
Procore Technologies, Inc.(a)(b)	30,389	2,215,966
Progress Software Corp.	11,667	512,531
PROS Holdings, Inc.(a)(b)	11,712	268,322
PTC, Inc.(a)	31,422	6,379,294
Q2 Holdings, Inc.(a)(b)	16,129	1,167,578
Qualys, Inc.(a)	9,931	1,314,169
Rapid7, Inc.(a)	15,080	282,750
Red Violet, Inc.	2,451	128,065
Rimini Street, Inc.(a)(b)	25,080	117,374
RingCentral, Inc., Class A(a)(b)	24,262	687,585
Riot Platforms, Inc.(a)(b)	90,563	1,723,414
Roper Technologies, Inc.	28,569	14,247,075
Rubrik, Inc., Class A(a)	30,896	2,541,196
SailPoint, Inc.(a)(b)	15,946	352,088
Salesforce, Inc.	248,337	58,855,869
Samsara, Inc., Class A(a)	71,149	2,650,300
Sapiens International Corp. NV	6,830	293,690
SEMrush Holdings, Inc., Class A(a)	12,123	85,831
SentinelOne, Inc., Class A(a)	73,262	1,290,144
ServiceNow, Inc.(a)	54,982	50,598,835
SoundHound AI, Inc., Class A(a)(b)	98,249	1,579,844
SoundThinking, Inc.(a)	2,862	34,516
Sprinklr, Inc., Class A(a)	30,561	235,931
Sprout Social, Inc., Class A(a)(b)	13,592	175,609
SPS Commerce, Inc.(a)	9,758	1,016,198
Strategy, Inc., Class A(a)(b)	70,156	22,604,965
Synopsys, Inc.(a)	49,117	24,233,837
Tenable Holdings, Inc.(a)	31,152	908,392
Teradata Corp.(a)	26,132	562,099
Terawulf, Inc.(a)(b)	66,726	762,011
Tyler Technologies, Inc.(a)(b)	11,273	5,897,583
UiPath, Inc., Class A(a)	118,359	1,583,643
Unity Software, Inc.(a)(b)	82,814	3,315,873
Varonis Systems, Inc.(a)	30,029	1,725,767
Verint Systems, Inc.(a)(b)	17,654	357,493
Vertex, Inc., Class A(a)(b)	18,827	466,721
Viant Technology, Inc., Class A(a)	7,725	66,667
Weave Communications, Inc.(a)(b)	13,323	88,998
Workday, Inc., Class A(a)	57,065	13,737,257
Workiva, Inc., Class A(a)(b)	12,986	1,117,835
Xperi, Inc.(a)(b)	12,319	79,827
Yext, Inc.(a)(b)	25,366	216,118
Zeta Global Holdings Corp., Class A(a)(b)	47,067	935,221
Zoom Communications, Inc., Class A(a)	70,383	5,806,597
Zscaler, Inc.(a)	25,895	7,759,696

		1,862,966,435

Specialized REITs — 0.8%
American Tower Corp.	124,307	23,906,722
Crown Castle, Inc.	115,378	11,132,823
CubeSmart	58,349	2,372,470
Digital Realty Trust, Inc.	89,457	15,465,326
EPR Properties	20,540	1,191,525
Equinix, Inc.	25,920	20,301,581
Extra Space Storage, Inc.	55,930	7,882,774

Security	Shares	Value

Specialized REITs (continued)
Farmland Partners, Inc.	10,187	$110,835
Four Corners Property Trust, Inc.	27,620	673,928
Gaming & Leisure Properties, Inc.	71,303	3,323,433
Gladstone Land Corp.	9,204	84,309
Iron Mountain, Inc.	78,150	7,966,611
Lamar Advertising Co., Class A	23,156	2,834,757
Millrose Properties, Inc., Class A	33,775	1,135,178
National Storage Affiliates Trust	18,323	553,721
Outfront Media, Inc.	38,561	706,438
PotlatchDeltic Corp.	21,519	876,899
Public Storage	42,218	12,194,669
Rayonier, Inc.	39,202	1,040,421
Safehold, Inc.	14,398	223,025
SBA Communications Corp., Class A	28,302	5,472,192
Smartstop Self Storage REIT, Inc.	7,426	279,515
VICI Properties, Inc.	280,315	9,141,072
Weyerhaeuser Co.	194,830	4,829,836

		133,700,060

Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(a)(b)	10,656	49,018
Abercrombie & Fitch Co., Class A(a)	13,621	1,165,277
Academy Sports & Outdoors, Inc.	20,020	1,001,400
Advance Auto Parts, Inc.	15,490	951,086
American Eagle Outfitters, Inc.	48,270	825,900
America’s Car-Mart, Inc.(a)(b)	1,944	56,784
Arhaus, Inc., Class A(a)	13,496	143,462
Arko Corp., Class A	20,710	94,645
Asbury Automotive Group, Inc.(a)	5,384	1,316,119
AutoNation, Inc.(a)	6,833	1,494,855
AutoZone, Inc.(a)	4,430	19,005,763
Bath & Body Works, Inc.	60,870	1,568,011
Bed Bath & Beyond, Inc.(a)(b)	11,480	112,389
Best Buy Co., Inc.	51,260	3,876,281
Boot Barn Holdings, Inc.(a)	8,128	1,346,972
Buckle, Inc. (The)	6,759	396,483
Build-A-Bear Workshop, Inc.	4,237	276,295
Burlington Stores, Inc.(a)	16,926	4,307,667
Caleres, Inc.	10,618	138,459
Camping World Holdings, Inc., Class A	14,819	233,992
CarMax, Inc.(a)(b)	40,774	1,829,529
Carvana Co., Class A(a)(b)	35,073	13,230,939
Chewy, Inc., Class A(a)	55,465	2,243,559
Designer Brands, Inc., Class A	17,634	62,424
Dick’s Sporting Goods, Inc.	17,439	3,875,295
EVgo, Inc., Class A(a)(b)	20,580	97,343
Five Below, Inc.(a)	14,537	2,248,874
Floor & Decor Holdings, Inc., Class A(a)	27,673	2,039,500
GameStop Corp., Class A(a)(b)	108,670	2,964,518
Gap, Inc. (The)	61,007	1,304,940
Genesco, Inc.(a)(b)	3,172	91,956
Group 1 Automotive, Inc.	3,348	1,464,783
Haverty Furniture Cos., Inc.	4,562	100,045
Home Depot, Inc. (The)	264,312	107,096,579
Lithia Motors, Inc., Class A	7,009	2,214,844
Lowe’s Cos., Inc.	148,645	37,355,975
MarineMax, Inc.(a)	5,388	136,478
Monro, Inc.	8,368	150,373
Murphy U.S.A., Inc.	4,895	1,900,533
National Vision Holdings, Inc.(a)	20,540	599,563
ODP Corp. (The)(a)	8,957	249,452
OneWater Marine, Inc., Class A(a)(b)	3,354	53,127
O’Reilly Automotive, Inc.(a)	226,027	24,367,971

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Penske Automotive Group, Inc.	5,292	$920,332
Petco Health & Wellness Co., Inc.(a)(b)	23,274	90,070
RealReal, Inc. (The)(a)(b)	26,567	282,407
Revolve Group, Inc., Class A(a)(b)	9,669	205,950
RH(a)	4,141	841,286
Ross Stores, Inc.	85,950	13,097,920
Sally Beauty Holdings, Inc.(a)	27,580	449,002
Shoe Carnival, Inc.	5,501	114,366
Signet Jewelers Ltd.	11,675	1,119,866
Sleep Number Corp.(a)(b)	5,752	40,379
Sonic Automotive, Inc., Class A	3,315	252,238
Stitch Fix, Inc., Class A(a)(b)	26,128	113,657
ThredUp, Inc., Class A(a)(b)	29,318	277,055
TJX Cos., Inc. (The)	296,654	42,878,369
Tractor Supply Co.	141,101	8,024,414
Ulta Beauty, Inc.(a)	11,866	6,487,736
Upbound Group, Inc.	16,274	384,555
Urban Outfitters, Inc.(a)(b)	16,476	1,176,881
Valvoline, Inc.(a)	33,891	1,217,026
Victoria’s Secret & Co.(a)(b)	21,086	572,274
Warby Parker, Inc., Class A(a)(b)	25,719	709,330
Wayfair, Inc., Class A(a)(b)	24,505	2,189,032
Williams-Sonoma, Inc.	31,409	6,138,889
Winmark Corp.	769	382,785
Zumiez, Inc.(a)(b)	5,372	105,345

		332,110,622

Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	3,875,647	986,855,995
CompoSecure, Inc., Class A(a)	10,702	222,816
Corsair Gaming, Inc.(a)	10,159	90,618
Dell Technologies, Inc., Class C	80,244	11,376,192
Diebold Nixdorf, Inc.(a)(b)	6,666	380,162
Eastman Kodak Co.(a)(b)	19,921	127,694
Hewlett Packard Enterprise Co.	352,537	8,658,309
HP, Inc.	249,156	6,784,518
Immersion Corp.	4,985	36,590
IonQ, Inc.(a)(b)	72,719	4,472,218
NetApp, Inc.	53,411	6,327,067
Pure Storage, Inc., Class A(a)	81,827	6,857,921
Quantum Computing, Inc.(a)(b)	30,247	556,847
Sandisk Corp.(a)	35,630	3,997,686
Super Micro Computer, Inc.(a)(b)	136,173	6,528,134
Turtle Beach Corp.(a)	8,412	133,751
Western Digital Corp.	91,976	11,042,638
Xerox Holdings Corp.	33,380	125,509

		1,054,574,665

Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	39,564	1,374,849
Birkenstock Holding PLC(a)(b)	13,901	629,020
Capri Holdings Ltd.(a)	30,261	602,799
Carter’s, Inc.	9,767	275,625
Columbia Sportswear Co.	8,117	424,519
Crocs, Inc.(a)	14,769	1,233,950
Deckers Outdoor Corp.(a)	40,635	4,119,170
Figs, Inc., Class A(a)(b)	37,719	252,340
G-III Apparel Group Ltd.(a)	11,180	297,500
Hanesbrands, Inc.(a)	94,583	623,302
Kontoor Brands, Inc.	14,057	1,121,327
Lululemon Athletica, Inc.(a)	27,914	4,966,738
Movado Group, Inc.	4,325	82,045
NIKE, Inc., Class B	306,862	21,397,487
On Holding AG, Class A(a)	58,420	2,474,087

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	4,571	$185,308
PVH Corp.	14,544	1,218,351
Ralph Lauren Corp., Class A	10,353	3,246,287
Steven Madden Ltd.	19,173	641,912
Tapestry, Inc.	54,847	6,209,777
Under Armour, Inc., Class A(a)	49,958	249,291
Under Armour, Inc., Class C, NVS(a)	50,841	245,562
VF Corp.	91,923	1,326,449
Wolverine World Wide, Inc.	22,452	616,083

		53,813,778

Tobacco — 0.6%
Altria Group, Inc.	447,392	29,554,715
Philip Morris International, Inc.	413,594	67,084,947
Turning Point Brands, Inc.	4,015	396,923
Universal Corp.	6,615	369,580

		97,406,165

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,202	1,795,057
Alta Equipment Group, Inc., Class A	8,892	64,378
Applied Industrial Technologies, Inc.	10,510	2,743,636
BlueLinx Holdings, Inc.(a)	2,268	165,746
Boise Cascade Co.	10,888	841,860
Core & Main, Inc., Class A(a)	51,140	2,752,866
Custom Truck One Source, Inc.(a)(b)	17,114	109,872
Distribution Solutions Group, Inc.(a)(b)	3,967	119,327
DNOW, Inc.(a)	27,507	419,482
DXP Enterprises, Inc.(a)	2,820	335,777
Fastenal Co.	306,174	15,014,773
Ferguson Enterprises, Inc.	51,365	11,535,552
FTAI Aviation Ltd.	27,167	4,533,086
GATX Corp.	8,973	1,568,480
Global Industrial Co.	3,939	144,443
Herc Holdings, Inc.	8,430	983,444
Hudson Technologies, Inc.(a)	11,273	111,941
McGrath RentCorp	6,112	716,938
MRC Global, Inc.(a)	23,196	334,486
MSC Industrial Direct Co., Inc., Class A	12,270	1,130,558
QXO, Inc.(a)(b)	157,839	3,008,411
Rush Enterprises, Inc., Class A	15,388	822,796
Rush Enterprises, Inc., Class B	3,336	191,553
SiteOne Landscape Supply, Inc.(a)(b)	12,167	1,567,110
Titan Machinery, Inc.(a)(b)	5,687	95,200
Transcat, Inc.(a)(b)	2,597	190,100
United Rentals, Inc.	17,196	16,416,333
Watsco, Inc.	9,182	3,712,283
WESCO International, Inc.	12,707	2,687,531
Willis Lease Finance Corp.	1,175	161,081
WW Grainger, Inc.	11,747	11,194,421
Xometry, Inc., Class A(a)(b)	9,420	513,107

		85,981,628

Water Utilities — 0.1%
American States Water Co.	10,142	743,611
American Water Works Co., Inc.	51,835	7,214,914
California Water Service Group	15,410	707,165
Consolidated Water Co. Ltd.	4,688	165,393
Essential Utilities, Inc.	73,098	2,916,610
H2O America	7,630	371,581
Middlesex Water Co.	5,175	280,071
York Water Co. (The)	3,275	99,625

		12,498,970

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,326	$148,830
Millicom International Cellular SA	27,244	1,322,424
Shenandoah Telecommunications Co.	13,228	177,520
Spok Holdings, Inc.	7,619	131,428
Telephone & Data Systems, Inc.	27,423	1,076,078
T-Mobile U.S., Inc.	120,443	28,831,645

		31,687,925

Total Common Stocks — 99.8% (Cost: $9,871,432,961)		17,097,605,318

Rights

Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	2,020
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	2,835
GTX, Inc., Contingent Rights(a)(b)(d)	684	701
Inhibrx, Inc., CVR(a)(d)	7,685	8,992

		14,548

Total Rights — 0.0% (Cost: $1,402)		14,548

Total Long-Term Investments — 99.8% (Cost: $9,871,434,363)		17,097,619,866

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(e)(f)	293,771,972	$293,918,858
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(e)	28,047,390	28,047,390

Total Short-Term Securities — 1.9% (Cost: $321,804,201)		321,966,248

Total Investments — 101.7% (Cost: $10,193,238,564)		17,419,586,114

Liabilities in Excess of Other Assets — (1.7)%		(293,439,568)

Net Assets — 100.0%		$17,126,146,546

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$206,421,024	$87,489,347	(a)	$—	$2,021	$6,466	$293,918,858	293,771,972	$760,385	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,775,370	4,272,020	(a)	—	—	—	28,047,390	28,047,390	471,297		—
BlackRock, Inc.	37,352,833	2,560,430		(1,528,034)	894,954	7,893,249	47,173,432	40,462	414,393		—

					$896,975	$7,899,715	$369,139,680		$1,646,075		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	19	12/19/25	$2,333	$17,552
S&P 500 E-Mini Index	67	12/19/25	22,575	302,508

				$320,060

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell 3000 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$320,060	$—	$—	$—	$320,060

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,975,774	$—	$—	$—	$4,975,774

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(14,326)	$—	$—	$—	$(14,326)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,236,675

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$17,097,605,002	$—	$316	$17,097,605,318
Rights	—	—	14,548	14,548
Short-Term Securities
Money Market Funds	321,966,248	—	—	321,966,248

	$17,419,571,250	$—	$14,864	$17,419,586,114

Derivative Financial Instruments(a)
Assets
Equity Contracts	$320,060	$—	$—	$320,060

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
ATI, Inc.(a)	207,603	$16,886,428
BWX Technologies, Inc.	112,161	20,679,124
Curtiss-Wright Corp.	56,015	30,412,784
Hexcel Corp.	117,570	7,371,639
Huntington Ingalls Industries, Inc.	57,817	16,646,092
L3Harris Technologies, Inc.	277,492	84,748,832
Leonardo DRS, Inc.	66,334	3,011,564
Loar Holdings, Inc.(a)(b)	6,382	510,560
Spirit AeroSystems Holdings, Inc., Class A(a)	153,684	5,932,202
StandardAero, Inc.(a)	193,722	5,286,673
Textron, Inc.	263,904	22,297,249
Woodward, Inc.	88,020	22,243,534

		236,026,681

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	174,761	23,138,356
Expeditors International of Washington, Inc.	203,696	24,971,093
GXO Logistics, Inc.(a)	166,725	8,818,085

		56,927,534

Automobile Components — 0.5%
Aptiv PLC(a)	322,651	27,818,969
BorgWarner, Inc.	326,402	14,348,632
Gentex Corp.	336,433	9,521,054
Lear Corp.	79,854	8,034,111
QuantumScape Corp., Class A(a)(b)	616,141	7,590,857

		67,313,623

Automobiles — 0.7%
Ford Motor Co.	5,801,945	69,391,262
Harley-Davidson, Inc.	164,939	4,601,798
Lucid Group, Inc.(a)(b)	186,379	4,433,956
Rivian Automotive, Inc., Class A(a)(b)	1,155,133	16,957,353
Thor Industries, Inc.	76,216	7,902,837

		103,287,206

Banks — 3.3%
Bank OZK	157,430	8,025,781
BOK Financial Corp.	33,692	3,754,637
Citizens Financial Group, Inc.	647,490	34,420,568
Columbia Banking System, Inc.	440,233	11,331,597
Comerica, Inc.	191,684	13,134,188
Commerce Bancshares, Inc.	185,152	11,064,684
Cullen/Frost Bankers, Inc.	89,247	11,313,842
East West Bancorp, Inc.	202,281	21,532,812
Fifth Third Bancorp	990,320	44,118,756
First Citizens BancShares, Inc., Class A	14,116	25,255,783
First Hawaiian, Inc.	187,993	4,667,866
First Horizon Corp.	748,679	16,927,632
FNB Corp.	530,754	8,550,447
Huntington Bancshares, Inc.	2,144,221	37,030,697
KeyCorp.	1,401,599	26,195,885
M&T Bank Corp.	232,631	45,972,538
Pinnacle Financial Partners, Inc.	106,316	9,971,378
Popular, Inc.	90,073	11,440,172
Prosperity Bancshares, Inc.	135,984	9,022,538
Regions Financial Corp.	1,332,406	35,135,546
Southstate Bank Corp.	150,052	14,835,641
Synovus Financial Corp.	207,948	10,206,088
Webster Financial Corp.	247,936	14,737,316
Western Alliance Bancorp	127,572	11,063,044

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	98,942	$13,103,879
Zions Bancorp N.A.	215,098	12,170,245

		464,983,560

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)	11,783	2,491,162
Brown-Forman Corp., Class A	64,687	1,740,727
Brown-Forman Corp., Class B, NVS	221,428	5,996,270
Coca-Cola Consolidated, Inc.	65,874	7,717,798
Constellation Brands, Inc., Class A	214,825	28,930,483
Molson Coors Beverage Co., Class B	251,876	11,397,389
Primo Brands Corp., Class A	383,802	8,482,024

		66,755,853

Biotechnology — 1.1%
Biogen, Inc.(a)	216,612	30,343,009
BioMarin Pharmaceutical, Inc.(a)	282,803	15,316,611
Caris Life Sciences, Inc.(a)	16,834	509,229
Exact Sciences Corp.(a)	262,913	14,383,970
Exelixis, Inc.(a)	76,344	3,153,007
Incyte Corp.(a)	173,866	14,745,575
Insmed, Inc.(a)	17,366	2,500,878
Ionis Pharmaceuticals, Inc.(a)	16,314	1,067,262
Moderna, Inc.(a)(b)	531,332	13,724,306
Neurocrine Biosciences, Inc.(a)	20,405	2,864,454
Revolution Medicines, Inc.(a)(b)	259,563	12,121,592
Roivant Sciences Ltd.(a)	579,379	8,766,004
Sarepta Therapeutics, Inc.(a)	22,675	436,947
United Therapeutics Corp.(a)	66,110	27,713,973
Viking Therapeutics, Inc.(a)(b)	150,718	3,960,869

		151,607,686

Broadline Retail — 0.6%
Dillard’s, Inc., Class A(b)	4,356	2,676,675
eBay, Inc.	684,669	62,270,646
Etsy, Inc.(a)	62,093	4,122,354
Macy’s, Inc.	401,246	7,194,341
Ollie’s Bargain Outlet Holdings, Inc.(a)	91,526	11,751,938

		88,015,954

Building Products — 1.2%
A. O. Smith Corp.	170,726	12,532,996
Advanced Drainage Systems, Inc.(b)	104,569	14,503,720
Allegion PLC	127,864	22,676,680
Armstrong World Industries, Inc.	45,112	8,842,403
Builders FirstSource, Inc.(a)	161,178	19,542,833
Carlisle Cos., Inc.	56,190	18,484,262
Fortune Brands Innovations, Inc.	181,028	9,665,085
Hayward Holdings, Inc.(a)	295,684	4,470,742
Masco Corp.	314,682	22,150,466
Owens Corning	126,469	17,890,305
Simpson Manufacturing Co., Inc.	57,290	9,593,783
Trex Co., Inc.(a)	159,255	8,228,706

		168,581,981

Capital Markets — 6.0%
Affiliated Managers Group, Inc.	40,997	9,774,915
Ameriprise Financial, Inc.	12,922	6,347,933
Bank of New York Mellon Corp. (The)	972,263	105,937,777
Carlyle Group, Inc. (The)	388,274	24,344,780
Cboe Global Markets, Inc.	155,898	38,233,985
Coinbase Global, Inc., Class A(a)	281,774	95,095,907
Evercore, Inc., Class A	54,635	18,429,478
FactSet Research Systems, Inc.	52,758	15,114,639
Franklin Resources, Inc.	461,639	10,677,710

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Freedom Holding Corp.(a)(b)	3,621	$623,283
Hamilton Lane, Inc., Class A	21,145	2,850,135
Houlihan Lokey, Inc., Class A	49,878	10,240,951
Invesco Ltd.	542,492	12,444,766
Janus Henderson Group PLC	186,320	8,293,103
Jefferies Financial Group, Inc.	173,077	11,322,697
Lazard, Inc.	110,076	5,809,811
MarketAxess Holdings, Inc.	54,360	9,472,230
Morningstar, Inc.	11,121	2,580,183
MSCI, Inc., Class A	56,874	32,270,876
Nasdaq, Inc.	613,139	54,232,145
Northern Trust Corp.	282,402	38,011,309
Raymond James Financial, Inc.	271,868	46,924,417
Robinhood Markets, Inc., Class A(a)	953,026	136,454,263
SEI Investments Co.	155,725	13,213,266
State Street Corp.	420,528	48,785,453
Stifel Financial Corp.	148,765	16,880,365
T Rowe Price Group, Inc.	324,185	33,274,348
TPG, Inc., Class A	10,912	626,894
Tradeweb Markets, Inc., Class A	158,804	17,624,068
Virtu Financial, Inc., Class A	119,152	4,229,896
XP, Inc., Class A	555,934	10,446,000

		840,567,583

Chemicals — 2.6%
Albemarle Corp.	176,034	14,272,837
Ashland, Inc.	67,318	3,225,205
Axalta Coating Systems Ltd.(a)	325,531	9,316,697
Celanese Corp., Class A	164,690	6,930,155
CF Industries Holdings, Inc.	239,487	21,481,984
Corteva, Inc.	1,016,629	68,754,619
Dow, Inc.	1,050,730	24,093,239
DuPont de Nemours, Inc.	622,617	48,501,864
Eastman Chemical Co.	171,251	10,797,376
Element Solutions, Inc.	336,181	8,461,676
FMC Corp.	185,389	6,234,632
Huntsman Corp.	248,544	2,231,925
International Flavors & Fragrances, Inc.	381,619	23,484,833
LyondellBasell Industries NV, Class A	381,211	18,694,588
Mosaic Co. (The)	470,208	16,306,813
NewMarket Corp.	8,867	7,343,738
Olin Corp.	170,477	4,260,220
PPG Industries, Inc.	338,119	35,539,688
RPM International, Inc.	188,429	22,212,011
Scotts Miracle-Gro Co. (The)	63,898	3,638,991
Westlake Corp.	49,308	3,799,675

		359,582,766

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(a)	75,449	17,520,767
MSA Safety, Inc.	54,775	9,425,134
RB Global, Inc.	258,613	28,023,305
Tetra Tech, Inc.	317,585	10,600,987
Veralto Corp.	214,460	22,863,581

		88,433,774

Communications Equipment — 0.5%
Ciena Corp.(a)	209,779	30,558,507
F5, Inc.(a)	85,841	27,742,953
Lumentum Holdings, Inc.(a)	94,229	15,332,000

		73,633,460

Construction & Engineering — 0.9%
AECOM	196,261	25,606,173
API Group Corp.(a)	550,423	18,918,038

Security	Shares	Value

Construction & Engineering (continued)
EMCOR Group, Inc.	42,940	$27,891,248
Everus Construction Group, Inc.(a)	76,296	6,542,382
MasTec, Inc.(a)	73,480	15,637,279
Quanta Services, Inc.	49,321	20,439,609
Valmont Industries, Inc.	29,787	11,549,313
WillScot Holdings Corp., Class A	195,263	4,122,002

		130,706,044

Construction Materials — 0.9%
Eagle Materials, Inc.(b)	44,831	10,447,416
James Hardie Industries PLC(a)	77,211	1,483,224
Martin Marietta Materials, Inc.	89,171	56,202,698
Vulcan Materials Co.	196,560	60,465,787

		128,599,125

Consumer Finance — 0.8%
Ally Financial, Inc.	360,285	14,123,172
Credit Acceptance Corp.(a)(b)	5,917	2,762,825
OneMain Holdings, Inc.	178,713	10,090,136
SLM Corp.	266,955	7,389,314
SoFi Technologies, Inc.(a)	1,454,162	38,418,960
Synchrony Financial	552,510	39,255,836

		112,040,243

Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	606,112	10,613,021
BJ’s Wholesale Club Holdings, Inc.(a)(b)	165,346	15,418,515
Casey’s General Stores, Inc.	46,776	26,443,408
Dollar General Corp.	326,794	33,774,160
Dollar Tree, Inc.(a)(b)	292,874	27,638,519
Kroger Co. (The)	901,504	60,770,385
Maplebear, Inc.(a)	257,826	9,477,684
Performance Food Group Co.(a)	198,292	20,630,300
Sysco Corp.	334,704	27,559,527
U.S. Foods Holding Corp.(a)	340,555	26,093,324

		258,418,843

Containers & Packaging — 1.6%
Amcor PLC	3,424,828	28,015,093
AptarGroup, Inc.	98,068	13,107,769
Avery Dennison Corp.	115,710	18,764,691
Ball Corp.	412,210	20,783,628
Crown Holdings, Inc.	172,078	16,621,014
Graphic Packaging Holding Co.	434,341	8,500,053
International Paper Co.	777,343	36,068,715
Packaging Corp. of America	131,579	28,675,011
Sealed Air Corp.	213,756	7,556,275
Silgan Holdings, Inc.	131,390	5,651,084
Smurfit WestRock PLC	772,680	32,892,988
Sonoco Products Co.	146,622	6,317,942

		222,954,263

Distributors — 0.4%
Genuine Parts Co.	206,623	28,637,948
LKQ Corp.	381,558	11,652,781
Pool Corp.	43,802	13,581,686

		53,872,415

Diversified Consumer Services — 0.3%
ADT, Inc.	759,289	6,613,407
Bright Horizons Family Solutions, Inc.(a)	73,109	7,937,444
Grand Canyon Education, Inc.(a)	30,066	6,600,088
H&R Block, Inc.	164,637	8,325,693
Service Corp. International	206,493	17,184,348

		46,660,980

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs — 0.2%
WP Carey, Inc.	322,260	$21,775,108

Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	22,431	1,100,913
Frontier Communications Parent, Inc.(a)	362,571	13,542,027
GCI Liberty, Inc., Class A(a)(b)	3,943	148,079
GCI Liberty, Inc., Class C, NVS(a)	26,017	969,654
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	127,928	2,233,623
Liberty Global Ltd., Class A(a)	248,882	2,852,188
Liberty Global Ltd., Class C, NVS(a)	214,778	2,523,641

		23,370,127

Electric Utilities — 3.5%
Alliant Energy Corp.	380,712	25,663,796
Edison International	567,469	31,369,686
Entergy Corp.	663,591	61,840,045
Evergy, Inc.	341,157	25,934,755
Eversource Energy	546,613	38,886,049
Exelon Corp.	1,502,370	67,621,674
FirstEnergy Corp.	813,842	37,290,240
IDACORP, Inc.	80,778	10,674,813
OGE Energy Corp.	301,072	13,930,601
PG&E Corp.	3,258,958	49,145,087
Pinnacle West Capital Corp.	176,845	15,855,923
PPL Corp.	1,100,798	40,905,654
Xcel Energy, Inc.	879,506	70,932,159

		490,050,482

Electrical Equipment — 1.6%
Acuity, Inc.	45,687	15,734,146
AMETEK, Inc.	342,431	64,377,028
Generac Holdings, Inc.(a)	86,351	14,455,157
Hubbell, Inc.	79,639	34,269,458
nVent Electric PLC	242,333	23,903,727
Regal Rexnord Corp.	98,478	14,125,684
Rockwell Automation, Inc.	154,756	54,091,865
Sensata Technologies Holding PLC	216,416	6,611,509

		227,568,574

Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(a)	76,560	9,263,760
Avnet, Inc.	123,722	6,468,186
CDW Corp.	181,742	28,947,866
Cognex Corp.	252,031	11,417,004
Coherent Corp.(a)	227,507	24,507,054
Corning, Inc.	1,160,146	95,166,776
Crane NXT Co.	71,787	4,814,754
Flex Ltd.(a)	554,805	32,162,046
Ingram Micro Holding Corp.(b)	29,879	642,100
IPG Photonics Corp.(a)(b)	37,575	2,975,564
Jabil, Inc.	54,948	11,933,057
Keysight Technologies, Inc.(a)	255,872	44,757,130
Littelfuse, Inc.	36,643	9,490,904
Ralliant Corp.	167,057	7,305,403
TD SYNNEX Corp.	114,881	18,811,764
Teledyne Technologies, Inc.(a)	69,148	40,523,494
Trimble, Inc.(a)(b)	354,785	28,968,195
Vontier Corp.	218,179	9,156,973
Zebra Technologies Corp., Class A(a)	75,776	22,517,596

		409,829,626

Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,473,798	71,803,439
Halliburton Co.	1,277,337	31,422,490

Security	Shares	Value

Energy Equipment & Services (continued)
NOV, Inc.	554,187	$7,342,978
TechnipFMC PLC	605,004	23,867,408
Weatherford International PLC	105,922	7,248,242

		141,684,557

Entertainment — 1.8%
Electronic Arts, Inc.	373,663	75,367,827
Liberty Media Corp. - Liberty Formula One, Class A(a)	23,753	2,261,761
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	214,421	22,396,273
Liberty Media Corp. - Liberty Live, Class A(a)	29,608	2,792,034
Liberty Media Corp. - Liberty Live, Class C, NVS(a)(b)	68,998	6,690,736
Madison Square Garden Sports Corp., Class A(a)(b)	24,002	5,448,454
Roku, Inc., Class A(a)	167,229	16,744,640
Take-Two Interactive Software, Inc.(a)	178,915	46,224,479
TKO Group Holdings, Inc., Class A	59,210	11,958,052
Warner Bros Discovery, Inc., Class A(a)(b)	3,461,549	67,604,052

		257,488,308

Financial Services — 1.5%
Affirm Holdings, Inc., Class A(a)	162,841	11,900,420
Block, Inc., Class A(a)	510,574	36,899,183
Euronet Worldwide, Inc.(a)(b)	61,105	5,365,630
Fidelity National Information Services, Inc.	783,128	51,639,460
Global Payments, Inc.	363,728	30,218,522
Jack Henry & Associates, Inc.	108,607	16,174,841
MGIC Investment Corp.	348,032	9,873,668
Mr. Cooper Group, Inc.	93,493	19,707,390
Rocket Cos., Inc., Class A(b)	373,374	7,235,988
TFS Financial Corp.	79,764	1,050,891
UWM Holdings Corp., Class A	228,078	1,388,995
Voya Financial, Inc.	143,190	10,710,612
Western Union Co. (The)	412,581	3,296,522
WEX, Inc.(a)	46,009	7,247,798

		212,709,920

Food Products — 2.5%
Archer-Daniels-Midland Co.	710,903	42,469,345
Bunge Global SA	200,159	16,262,919
Campbell’s Co. (The)	289,423	9,139,978
Conagra Brands, Inc.	712,185	13,040,107
Darling Ingredients, Inc.(a)	207,240	6,397,499
Flowers Foods, Inc.	276,151	3,603,770
Freshpet, Inc.(a)(b)	50,699	2,794,022
General Mills, Inc.	814,483	41,066,233
Hershey Co. (The)	190,597	35,651,169
Hormel Foods Corp.	432,236	10,693,519
Ingredion, Inc.	95,523	11,664,313
J M Smucker Co. (The)	154,256	16,752,202
Kellanova	411,949	33,788,057
Kraft Heinz Co. (The)	1,270,550	33,085,122
Lamb Weston Holdings, Inc.	202,057	11,735,471
McCormick & Co., Inc., NVS	376,269	25,176,159
Pilgrim’s Pride Corp.	61,040	2,485,549
Post Holdings, Inc.(a)(b)	74,549	8,012,526
Seaboard Corp.	375	1,367,625
Smithfield Foods, Inc.	67,149	1,576,658
Tyson Foods, Inc., Class A	416,172	22,598,140

		349,360,383

Gas Utilities — 0.5%
Atmos Energy Corp.	235,485	40,209,064

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
MDU Resources Group, Inc.	304,514	$5,423,395
National Fuel Gas Co.	133,490	12,330,471
UGI Corp.	322,385	10,722,525

		68,685,455

Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)	16,692	2,680,318
JB Hunt Transport Services, Inc.	115,701	15,523,603
Knight-Swift Transportation Holdings, Inc.	232,300	9,178,173
Landstar System, Inc.	51,910	6,362,090
Lyft, Inc., Class A(a)	498,917	10,981,163
Old Dominion Freight Line, Inc.	261,592	36,826,922
Ryder System, Inc.	58,956	11,121,460
Saia, Inc.(a)(b)	39,889	11,941,171
Schneider National, Inc., Class B	74,998	1,586,958
U-Haul Holding Co.(a)(b)	6,879	392,584
U-Haul Holding Co., NVS	92,664	4,716,598
XPO, Inc.(a)(b)	135,220	17,479,889

		128,790,929

Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)(b)	102,655	12,854,459
Baxter International, Inc.	760,543	17,317,564
Cooper Cos., Inc. (The)(a)(b)	295,398	20,252,487
DENTSPLY SIRONA, Inc.	298,629	3,789,602
Envista Holdings Corp.(a)	249,465	5,081,602
GE HealthCare Technologies, Inc.	680,688	51,119,669
Globus Medical, Inc., Class A(a)(b)	166,090	9,511,974
Hologic, Inc.(a)	330,835	22,328,054
ResMed, Inc.	165,750	45,370,747
Solventum Corp.(a)(b)	219,249	16,005,177
STERIS PLC	145,533	36,010,686
Teleflex, Inc.	66,723	8,164,226
Zimmer Biomet Holdings, Inc.	295,023	29,059,766

		276,866,013

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	132,975	3,292,461
Cardinal Health, Inc.	176,362	27,681,780
Centene Corp.(a)	728,204	25,982,319
Chemed Corp.	19,492	8,727,348
Encompass Health Corp.	148,002	18,799,214
Henry Schein, Inc.(a)(b)	160,292	10,638,580
Humana, Inc.	179,537	46,710,141
Labcorp Holdings, Inc.	124,421	35,716,292
Molina Healthcare, Inc.(a)	35,651	6,822,175
Quest Diagnostics, Inc.	166,093	31,654,004
Tenet Healthcare Corp.(a)	129,393	26,271,955
Universal Health Services, Inc., Class B	80,732	16,504,850

		258,801,119

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	256,028	21,337,373
Healthcare Realty Trust, Inc.	485,902	8,760,813
Healthpeak Properties, Inc.	1,031,684	19,756,749
Medical Properties Trust, Inc.	728,031	3,691,117
Omega Healthcare Investors, Inc.	428,126	18,075,480
Ventas, Inc.	673,260	47,121,467

		118,742,999

Health Care Technology — 0.1%
Certara, Inc.(a)(b)	177,686	2,171,323
Veeva Systems, Inc., Class A(a)	44,846	13,360,072

		15,531,395

Security	Shares	Value

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,016,751	$17,305,102
Park Hotels & Resorts, Inc.	291,762	3,232,723

		20,537,825

Hotels, Restaurants & Leisure — 1.4%
Aramark	387,636	14,885,222
Boyd Gaming Corp.	83,874	7,250,907
Caesars Entertainment, Inc.(a)	309,516	8,364,670
Carnival Corp.(a)	1,112,555	32,163,965
Choice Hotels International, Inc.(b)	27,739	2,965,577
Churchill Downs, Inc.	14,797	1,435,457
Darden Restaurants, Inc.	8,466	1,611,588
Domino’s Pizza, Inc.	33,199	14,332,340
Flutter Entertainment PLC(a)(b)	45,112	11,458,448
Hyatt Hotels Corp., Class A(b)	59,885	8,499,478
MGM Resorts International(a)(b)	307,908	10,672,091
Norwegian Cruise Line Holdings Ltd.(a)	63,356	1,560,458
Penn Entertainment, Inc.(a)(b)	221,883	4,273,467
Restaurant Brands International, Inc.	175,706	11,269,783
Travel + Leisure Co.	62,360	3,709,796
Vail Resorts, Inc.	9,514	1,423,009
Wendy’s Co. (The)	138,570	1,269,301
Wyndham Hotels & Resorts, Inc.	12,523	1,000,588
Wynn Resorts Ltd.	122,199	15,674,466
Yum! Brands, Inc.	275,293	41,844,536

		195,665,147

Household Durables — 2.2%
DR Horton, Inc.	395,671	67,054,364
Garmin Ltd.	242,180	59,629,560
Lennar Corp., Class A	332,667	41,929,349
Lennar Corp., Class B	14,151	1,697,979
Mohawk Industries, Inc.(a)	76,373	9,846,007
Newell Brands, Inc.	609,397	3,193,240
NVR, Inc.(a)(b)	4,171	33,512,567
PulteGroup, Inc.(b)	292,096	38,594,644
SharkNinja, Inc.(a)	102,078	10,529,346
Toll Brothers, Inc.	145,113	20,045,910
TopBuild Corp.(a)	39,368	15,387,376
Whirlpool Corp.(b)	79,898	6,279,983

		307,700,325

Household Products — 0.4%
Church & Dwight Co., Inc.	366,495	32,115,957
Clorox Co. (The)	183,273	22,597,561
Reynolds Consumer Products, Inc.	80,063	1,959,141

		56,672,659

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,062,951	13,988,435
Brookfield Renewable Corp.	198,982	6,848,960
Clearway Energy, Inc., Class A	50,457	1,358,807
Clearway Energy, Inc., Class C	119,522	3,376,497
Talen Energy Corp.(a)	67,604	28,757,390

		54,330,089

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	425,093	5,203,138
EastGroup Properties, Inc.	78,672	13,316,023
First Industrial Realty Trust, Inc.	192,684	9,917,445
Lineage, Inc.(b)	105,628	4,081,466
Rexford Industrial Realty, Inc.	353,423	14,529,220
STAG Industrial, Inc.	280,111	9,885,117

		56,932,409

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 5.1%
Allstate Corp. (The)	392,112	$84,166,841
American Financial Group, Inc.	99,034	14,431,234
Arch Capital Group Ltd.	542,120	49,186,548
Assurant, Inc.	75,170	16,281,822
Assured Guaranty Ltd.	68,507	5,799,118
Axis Capital Holdings Ltd.	113,387	10,862,475
Brighthouse Financial, Inc.(a)	84,767	4,499,432
Brown & Brown, Inc.	370,679	34,765,983
Cincinnati Financial Corp.	228,467	36,120,633
CNA Financial Corp.	31,046	1,442,397
Everest Group Ltd.	53,823	18,850,429
Fidelity National Financial, Inc., Class A	386,251	23,364,323
First American Financial Corp.	146,074	9,383,794
Globe Life, Inc.	122,961	17,579,734
Hanover Insurance Group, Inc. (The)	53,129	9,649,820
Hartford Insurance Group, Inc. (The)	417,361	55,671,784
Kemper Corp.	91,377	4,710,484
Lincoln National Corp.	253,726	10,232,770
Loews Corp.	253,752	25,474,163
Markel Group, Inc.(a)(b)	14,739	28,171,535
Old Republic International Corp.	342,344	14,539,350
Primerica, Inc.	49,414	13,716,832
Principal Financial Group, Inc.	329,300	27,302,263
Prudential Financial, Inc.	525,954	54,562,468
Reinsurance Group of America, Inc.	97,657	18,762,839
RenaissanceRe Holdings Ltd.	68,659	17,434,580
RLI Corp.	116,039	7,568,064
Unum Group	251,124	19,532,425
W R Berkley Corp.	431,052	33,027,204
White Mountains Insurance Group Ltd.(b)	3,723	6,223,069
Willis Towers Watson PLC	145,325	50,202,521

		723,516,934

Interactive Media & Services — 0.3%
IAC, Inc.(a)	100,262	3,415,926
Match Group, Inc.	364,012	12,856,904
Pinterest, Inc., Class A(a)	441,985	14,218,658
Trump Media & Technology Group Corp., Class A(a)(b)	109,270	1,794,213
ZoomInfo Technologies, Inc., Class A(a)	434,502	4,740,417

		37,026,118

IT Services — 1.5%
Akamai Technologies, Inc.(a)	213,823	16,199,230
Amdocs Ltd.	165,226	13,556,793
Cognizant Technology Solutions Corp., Class A	732,239	49,111,270
DXC Technology Co.(a)	264,058	3,599,110
EPAM Systems, Inc.(a)	81,899	12,349,550
Globant SA(a)(b)	56,960	3,268,365
Kyndryl Holdings, Inc.(a)	323,887	9,726,327
MongoDB, Inc., Class A(a)	105,829	32,847,205
Okta, Inc., Class A(a)	149,310	13,691,727
Twilio, Inc., Class A(a)	173,908	17,406,452
VeriSign, Inc.	125,521	35,091,906

		206,847,935

Leisure Products — 0.2%
Brunswick Corp.	96,421	6,097,664
Hasbro, Inc.	197,141	14,953,145
Mattel, Inc.(a)	478,254	8,049,015
YETI Holdings, Inc.(a)(b)	122,868	4,076,760

		33,176,584

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	423,723	54,384,847

Security	Shares	Value

Life Sciences Tools & Services (continued)
Avantor, Inc.(a)	989,681	$12,351,219
Bio-Rad Laboratories, Inc., Class A(a)(b)	27,801	7,795,122
Bio-Techne Corp.	234,788	13,061,257
Bruker Corp.	153,740	4,995,013
Charles River Laboratories International, Inc.(a)	73,194	11,451,933
Illumina, Inc.(a)	235,785	22,392,502
IQVIA Holdings, Inc.(a)	250,945	47,664,493
Mettler-Toledo International, Inc.(a)	30,959	38,005,578
QIAGEN NV(b)	316,693	14,149,843
Repligen Corp.(a)	68,803	9,196,897
Revvity, Inc.	175,097	15,347,252
Sotera Health Co.(a)	234,220	3,684,281
Waters Corp.(a)	42,363	12,700,851
West Pharmaceutical Services, Inc.	106,134	27,842,132

		295,023,220

Machinery — 4.8%
AGCO Corp.	93,136	9,972,072
Allison Transmission Holdings, Inc	103,799	8,810,459
CNH Industrial NV	1,305,650	14,166,302
Crane Co.	73,425	13,520,479
Cummins, Inc.	204,501	86,375,087
Donaldson Co., Inc.	172,523	14,121,008
Dover Corp.	201,768	33,660,955
Esab Corp.	84,420	9,433,091
Flowserve Corp.	195,701	10,399,551
Fortive Corp.	503,511	24,667,004
Gates Industrial Corp. PLC(a)(b)	375,552	9,321,201
Graco, Inc.	246,897	20,976,369
IDEX Corp.	112,492	18,309,198
Ingersoll Rand, Inc.(b)	599,840	49,558,781
ITT, Inc.	115,351	20,620,145
Lincoln Electric Holdings, Inc.	80,376	18,955,072
Middleby Corp. (The)(a)(b)	75,821	10,078,886
Mueller Industries, Inc.	161,328	16,311,874
Nordson Corp.	79,732	18,095,177
Oshkosh Corp.	95,896	12,437,711
Otis Worldwide Corp.	587,676	53,731,217
Pentair PLC	242,792	26,891,642
RBC Bearings, Inc.(a)	36,901	14,402,091
Snap-on, Inc.	75,990	26,332,815
Stanley Black & Decker, Inc.	228,751	17,003,062
Timken Co. (The)	92,238	6,934,453
Toro Co. (The)	147,889	11,269,142
Westinghouse Air Brake Technologies Corp.	252,225	50,563,546
Xylem, Inc.	361,673	53,346,767

		680,265,157

Marine Transportation — 0.1%
Kirby Corp.(a)(b)	83,940	7,004,793

Media — 1.2%
Charter Communications, Inc., Class A(a)(b)	131,096	36,065,165
DoubleVerify Holdings, Inc.(a)	108,244	1,296,763
Fox Corp., Class A, NVS(b)	314,988	19,863,143
Fox Corp., Class B	221,917	12,713,625
Interpublic Group of Cos., Inc. (The)	551,343	15,387,983
Liberty Broadband Corp., Class A(a)	19,728	1,249,374
Liberty Broadband Corp., Class C, NVS(a)	131,639	8,364,342
New York Times Co. (The), Class A	239,350	13,738,690
News Corp., Class A, NVS	564,555	17,337,484
News Corp., Class B(b)	187,491	6,477,814
Nexstar Media Group, Inc., Class A	39,056	7,722,934
NIQ Global Intelligence PLC(a)	35,671	560,035

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group, Inc.	286,847	$23,386,636
Sirius XM Holdings, Inc.	282,806	6,582,310

		170,746,298

Metals & Mining — 1.5%
Alcoa Corp.	387,496	12,744,743
Anglogold Ashanti PLC	656,081	46,142,177
Carpenter Technology Corp.	59,357	14,574,518
Cleveland-Cliffs, Inc.(a)	723,109	8,821,930
MP Materials Corp., Class A(a)(b)	195,126	13,087,101
Nucor Corp.	341,635	46,267,628
Reliance, Inc.	78,279	21,983,091
Royal Gold, Inc.	97,827	19,622,140
Steel Dynamics, Inc.	188,356	26,262,477

		209,505,805

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,546,053	15,135,859
Annaly Capital Management, Inc.	955,000	19,300,550
Rithm Capital Corp.	790,208	9,000,469
Starwood Property Trust, Inc.	518,331	10,040,071

		53,476,949

Multi-Utilities — 2.5%
Ameren Corp.	401,364	41,894,374
CenterPoint Energy, Inc.	969,518	37,617,299
CMS Energy Corp.	442,825	32,441,360
Consolidated Edison, Inc.	536,048	53,883,545
DTE Energy Co.	308,133	43,579,250
NiSource, Inc.	697,848	30,216,818
Public Service Enterprise Group, Inc.	742,359	61,957,282
WEC Energy Group, Inc.	474,980	54,427,958

		356,017,886

Office REITs — 0.3%
BXP, Inc.	236,306	17,566,988
Cousins Properties, Inc.	246,357	7,129,572
Highwoods Properties, Inc.	158,428	5,041,179
Kilroy Realty Corp.	175,123	7,398,947
Vornado Realty Trust	262,225	10,627,979

		47,764,665

Oil, Gas & Consumable Fuels — 5.7%
Antero Midstream Corp.	494,121	9,605,712
Antero Resources Corp.(a)	431,671	14,486,879
APA Corp.	529,941	12,866,967
Cheniere Energy, Inc.	179,906	42,274,312
Chord Energy Corp.	85,194	8,465,728
Civitas Resources, Inc.	138,948	4,515,810
Coterra Energy, Inc.	1,120,778	26,506,400
Devon Energy Corp.	925,824	32,459,389
Diamondback Energy, Inc.	283,670	40,593,177
DT Midstream, Inc.	151,112	17,084,723
EQT Corp.	923,660	50,274,814
Expand Energy Corp.	327,137	34,755,035
HF Sinclair Corp.	215,076	11,257,078
Kinder Morgan, Inc.	2,889,611	81,804,887
Marathon Petroleum Corp.	456,642	88,013,179
Matador Resources Co.	173,076	7,776,305
Occidental Petroleum Corp.	1,048,266	49,530,569
ONEOK, Inc.	928,772	67,772,493
Ovintiv, Inc.	380,845	15,378,521
Permian Resources Corp., Class A	1,003,424	12,843,827
Phillips 66	562,459	76,505,673
Range Resources Corp.	352,805	13,279,580

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	463,823	$78,970,504
Viper Energy, Inc., Class A	250,305	9,566,657

		806,588,219

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	94,236	8,371,926

Passenger Airlines — 1.0%
Alaska Air Group, Inc.(a)	141,113	7,024,605
American Airlines Group, Inc.(a)(b)	909,904	10,227,321
Delta Air Lines, Inc.	969,643	55,027,240
Southwest Airlines Co.	626,082	19,978,277
United Airlines Holdings, Inc.(a)	484,052	46,711,018

		138,968,461

Personal Care Products — 0.7%
BellRing Brands, Inc.(a)	189,802	6,899,303
Coty, Inc., Class A(a)	503,767	2,035,219
elf Beauty, Inc.(a)(b)	82,238	10,894,890
Estee Lauder Cos., Inc. (The), Class A	346,635	30,545,476
Kenvue, Inc.	2,826,584	45,875,458

		96,250,346

Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(a)(b)	737,208	14,847,369
Jazz Pharmaceuticals PLC(a)(b)	86,520	11,403,336
Organon & Co.	384,304	4,104,367
Perrigo Co. PLC	199,021	4,432,197
Royalty Pharma PLC, Class A	563,285	19,872,695
Viatris, Inc.	1,743,959	17,265,194

		71,925,158

Professional Services — 2.2%
Amentum Holdings, Inc.(a)	238,074	5,701,872
Broadridge Financial Solutions, Inc.	15,710	3,741,651
CACI International, Inc., Class A(a)(b)	32,379	16,149,998
Clarivate PLC(a)(b)	513,987	1,968,570
Concentrix Corp.	66,391	3,063,945
Dayforce, Inc.(a)	207,629	14,303,562
Equifax, Inc.	152,217	39,048,227
FTI Consulting, Inc.(a)	46,864	7,575,565
Genpact Ltd.	242,129	10,142,784
Jacobs Solutions, Inc.	176,838	26,500,943
KBR, Inc.	177,589	8,398,184
Leidos Holdings, Inc.	189,431	35,794,882
ManpowerGroup, Inc.	67,685	2,565,261
Parsons Corp.(a)(b)	79,110	6,559,801
Paychex, Inc.	328,805	41,679,322
Paycom Software, Inc.	34,651	7,212,259
Paylocity Holding Corp.(a)	5,384	857,510
Robert Half, Inc.	145,100	4,930,498
Science Applications International Corp.	70,255	6,981,239
SS&C Technologies Holdings, Inc.	314,218	27,889,990
TransUnion	288,911	24,204,963
Verisk Analytics, Inc.	83,050	20,887,905

		316,158,931

Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(a)(b)	393,421	61,987,413
CoStar Group, Inc.(a)	543,894	45,888,337
Howard Hughes Holdings, Inc.(a)(b)	45,739	3,758,373
Jones Lang LaSalle, Inc.(a)	51,247	15,285,955
Zillow Group, Inc., Class A(a)(b)	74,109	5,516,674
Zillow Group, Inc., Class C, NVS(a)	241,058	18,573,519

		151,010,271

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs — 1.7%
American Homes 4 Rent, Class A	507,491	$16,874,076
AvalonBay Communities, Inc.	211,477	40,851,012
Camden Property Trust	159,630	17,045,291
Equity LifeStyle Properties, Inc.	285,488	17,329,122
Equity Residential	561,726	36,360,524
Essex Property Trust, Inc.	94,473	25,286,643
Invitation Homes, Inc.	911,582	26,736,700
Mid-America Apartment Communities, Inc.	173,486	24,241,199
Sun Communities, Inc.	151,780	19,579,620
UDR, Inc.	465,303	17,337,190

		241,641,377

Retail REITs — 1.7%
Agree Realty Corp.	162,515	11,545,065
Brixmor Property Group, Inc.	454,116	12,569,931
Federal Realty Investment Trust	127,573	12,924,421
Kimco Realty Corp.	990,621	21,645,069
NNN REIT, Inc.	280,615	11,945,780
Realty Income Corp.	1,343,997	81,701,578
Regency Centers Corp.	268,340	19,561,986
Simon Property Group, Inc.	374,661	70,312,630

		242,206,460

Semiconductors & Semiconductor Equipment — 1.8%
Allegro MicroSystems, Inc.(a)	183,548	5,359,602
Amkor Technology, Inc.	167,442	4,755,353
Cirrus Logic, Inc.(a)	75,913	9,511,140
Entegris, Inc.	186,212	17,217,161
First Solar, Inc.(a)	150,485	33,186,457
GLOBALFOUNDRIES, Inc.(a)	153,100	5,487,104
Lattice Semiconductor Corp.(a)	31,111	2,281,058
MACOM Technology Solutions Holdings, Inc.(a)	70,263	8,747,041
Microchip Technology, Inc.	784,865	50,404,030
MKS, Inc.(b)	100,692	12,462,649
ON Semiconductor Corp.(a)	627,433	30,938,721
Onto Innovation, Inc.(a)	56,576	7,310,751
Qorvo, Inc.(a)	127,409	11,604,412
Skyworks Solutions, Inc.	222,591	17,135,055
Teradyne, Inc.	239,286	32,935,325
Universal Display Corp.	64,701	9,293,005

		258,628,864

Software — 1.6%
Aurora Innovation, Inc., Class A(a)(b)	1,556,281	8,388,355
BILL Holdings, Inc.(a)(b)	137,954	7,307,423
CCC Intelligent Solutions Holdings, Inc.(a)(b)	813,137	7,407,678
Circle Internet Group, Inc., Class A(a)(b)	59,563	7,896,863
Docusign, Inc.(a)	73,142	5,272,807
Dolby Laboratories, Inc., Class A	90,265	6,532,478
Dropbox, Inc., Class A(a)	202,628	6,121,392
Fair Isaac Corp.(a)	6,177	9,244,066
Gen Digital, Inc.	725,678	20,601,998
Informatica, Inc., Class A(a)	159,131	3,952,814
nCino, Inc.(a)	137,798	3,735,704
Nutanix, Inc., Class A(a)	285,498	21,238,196
Pegasystems, Inc.	87,604	5,037,230
PTC, Inc.(a)	157,043	31,882,870
Rubrik, Inc., Class A(a)	69,680	5,731,180
SailPoint, Inc.(a)(b)	87,502	1,932,044
SentinelOne, Inc., Class A(a)	120,852	2,128,204
Teradata Corp.(a)	111,906	2,407,098
Tyler Technologies, Inc.(a)	10,962	5,734,880
UiPath, Inc., Class A(a)	597,413	7,993,386

Security	Shares	Value

Software (continued)
Unity Software, Inc.(a)	442,285	$17,709,091
Zoom Communications, Inc., Class A(a)	389,685	32,149,012

		220,404,769

Specialized REITs — 2.8%
Crown Castle, Inc.	644,962	62,232,383
CubeSmart	339,206	13,792,116
Digital Realty Trust, Inc.	501,208	86,648,839
EPR Properties	111,397	6,462,140
Extra Space Storage, Inc.	313,424	44,173,979
Gaming & Leisure Properties, Inc.	403,479	18,806,156
Iron Mountain, Inc.	436,293	44,475,709
Millrose Properties, Inc., Class A	179,966	6,048,657
National Storage Affiliates Trust	103,183	3,118,190
Rayonier, Inc.	227,455	6,036,656
SBA Communications Corp., Class A	159,804	30,898,103
VICI Properties, Inc.	1,570,699	51,220,494
Weyerhaeuser Co.	1,079,698	26,765,714

		400,679,136

Specialty Retail — 1.8%
AutoNation, Inc.(a)	40,477	8,855,153
Bath & Body Works, Inc.	316,912	8,163,653
Best Buy Co., Inc.	287,393	21,732,659
CarMax, Inc.(a)(b)	222,612	9,988,600
Dick’s Sporting Goods, Inc.	94,160	20,924,235
Five Below, Inc.(a)	80,718	12,487,075
Floor & Decor Holdings, Inc., Class A(a)	107,938	7,955,031
GameStop Corp., Class A(a)(b)	607,385	16,569,463
Gap, Inc. (The)	343,772	7,353,283
Lithia Motors, Inc., Class A	34,095	10,774,020
Penske Automotive Group, Inc.	27,144	4,720,613
RH(a)	18,564	3,771,462
Ross Stores, Inc.	383,292	58,409,868
Ulta Beauty, Inc.(a)	50,303	27,503,165
Valvoline, Inc.(a)(b)	21,695	779,068
Wayfair, Inc., Class A(a)(b)	115,812	10,345,486
Williams-Sonoma, Inc.	149,738	29,266,292

		259,599,126

Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	1,950,471	47,903,568
HP, Inc.	1,403,522	38,217,904
NetApp, Inc.	179,650	21,281,339
Pure Storage, Inc., Class A(a)	65,229	5,466,842
Sandisk Corp.(a)	200,951	22,546,702
Super Micro Computer, Inc.(a)(b)	413,836	19,839,298
Western Digital Corp.	514,600	61,782,876

		217,038,529

Textiles, Apparel & Luxury Goods — 0.5%
Amer Sports, Inc.(a)	218,223	7,583,249
Birkenstock Holding PLC(a)(b)	54,846	2,481,781
Columbia Sportswear Co.	37,735	1,973,541
Crocs, Inc.(a)(b)	81,020	6,769,221
Lululemon Athletica, Inc.(a)(b)	66,548	11,840,886
PVH Corp.	70,823	5,932,843
Ralph Lauren Corp., Class A	52,233	16,378,179
Tapestry, Inc.	25,693	2,908,961
Under Armour, Inc., Class A(a)(b)	298,217	1,488,103
Under Armour, Inc., Class C, NVS(a)	276,331	1,334,679
VF Corp.	525,917	7,588,982

		66,280,425

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	155,248	$9,881,535
Applied Industrial Technologies, Inc.	56,463	14,739,666
Core & Main, Inc., Class A(a)	118,572	6,382,731
Fastenal Co.	304,170	14,916,497
Ferguson Enterprises, Inc.	270,941	60,847,930
MSC Industrial Direct Co., Inc., Class A	66,057	6,086,492
QXO, Inc.(a)(b)	907,814	17,302,935
SiteOne Landscape Supply, Inc.(a)(b)	44,549	5,737,911
United Rentals, Inc.	95,369	91,044,970
Watsco, Inc.	51,811	20,947,187
WESCO International, Inc.(b)	71,467	15,115,270
WW Grainger, Inc.	9,629	9,176,052

		272,179,176

Water Utilities — 0.4%
American Water Works Co., Inc.	289,889	40,349,650
Essential Utilities, Inc.	416,738	16,627,846

		56,977,496

Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	152,654	7,409,825

Total Long-Term Investments — 99.7%
(Cost: $11,988,589,981)		14,064,753,862

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	321,830,990	$321,991,906
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	25,242,809	25,242,809

Total Short-Term Securities — 2.5% (Cost: $347,015,824)		347,234,715

Total Investments — 102.2% (Cost: $12,335,605,805)		14,411,988,577

Liabilities in Excess of Other Assets — (2.2)%		(305,586,739)

Net Assets — 100.0%		$14,106,401,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$423,380,361	$—		$(101,374,603	)(a)	$(23,657)	$9,805	$321,991,906	321,830,990	$2,036,782	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,015,923	11,226,886	(a)	—		—	—	25,242,809	25,242,809	497,874		—

						$(23,657)	$9,805	$347,234,715		$2,534,656		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	11	12/19/25	$ 3,706	$40,457
S&P Mid 400 E-Mini Index	103	12/19/25	33,848	(449,839)

				$(409,382)

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$40,457	$—	$—	$—	$40,457

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$449,839	$—	$—	$—	$449,839

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,091,504	$—	$—	$—	$5,091,504

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(804,010)	$—	$—	$—	$(804,010)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,373,905

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$14,064,753,860	$—	$2	$14,064,753,862
Short-Term Securities
Money Market Funds	347,234,715	—	—	347,234,715

	$14,411,988,575	$—	$2	$14,411,988,577

Derivative Financial Instruments(a)
Assets
Equity Contracts	$40,457	$—	$—	$40,457
Liabilities
Equity Contracts	(449,839)	—	—	(449,839)

	$(409,382)	$—	$—	$(409,382)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statement of Assets and Liabilities (unaudited)

September 30, 2025

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$17,050,446,434	$14,064,753,862
Investments, at value — affiliated(c)	369,139,680	347,234,715
Cash	1,737	1,606
Cash pledged:
Futures contracts	2,111,459	2,184,590
Receivables:
Investments sold	—	4,950
Securities lending income — affiliated	97,003	154,934
Dividends — unaffiliated	7,811,012	16,153,608
Dividends — affiliated	84,040	90,636
Variation margin on futures contracts	108,372	41,670

Total assets	17,429,799,737	14,430,620,571

LIABILITIES
Collateral on securities loaned	293,741,212	321,493,265
Payables:
Investments purchased	7,153,880	—
Capital shares redeemed	—	101,071
Investment advisory fees	2,758,099	2,624,397

Total liabilities	303,653,191	324,218,733

Commitments and contingent liabilities

NET ASSETS	$17,126,146,546	$14,106,401,838

NET ASSETS CONSIST OF:
Paid-in capital	$9,973,444,115	$12,665,979,298
Accumulated earnings	7,152,702,431	1,440,422,540

NET ASSETS	$17,126,146,546	$14,106,401,838

NET ASSET VALUE

Shares outstanding	45,200,000	100,950,000

Net asset value	$378.90	$139.74

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$9,845,284,415	$11,988,589,981
(b) Securities loaned, at value	$286,053,939	$313,759,682
(c) Investments, at cost — affiliated	$347,954,149	$347,015,824

See notes to financial statements.

36	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$100,409,144	$135,255,186
Dividends — affiliated	885,690	497,874
Interest — unaffiliated	8,795	27,820
Securities lending income — affiliated — net	760,385	2,036,782
Foreign taxes withheld	(42,067)	(112,490)

Total investment income	102,021,947	137,705,172

EXPENSES
Investment advisory	15,598,406	15,253,048
Interest expense	250	1,477

Total expenses	15,598,656	15,254,525

Net investment income	86,423,291	122,450,647

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(54,106,130)	(176,595,341)
Investments — affiliated	2,021	(23,657)
Futures contracts	4,975,774	5,091,504
In-kind redemptions — unaffiliated(a)	353,096,259	894,069,548
In-kind redemptions — affiliated(a)	894,954	—

	304,862,878	722,542,054

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,471,959,168	656,769,701
Investments — affiliated	7,899,715	9,805
Futures contracts	(14,326)	(804,010)

	2,479,844,557	655,975,496

Net realized and unrealized gain	2,784,707,435	1,378,517,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,871,130,726	$1,500,968,197

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	37

Statements of Changes in Net Assets

	iShares Russell 3000 ETF			iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$86,423,291		$165,420,553	$122,450,647		$215,868,139
Net realized gain	304,862,878		620,486,762	722,542,054		1,080,597,402
Net change in unrealized appreciation (depreciation)	2,479,844,557		197,872,710	655,975,496		(1,065,184,661)

Net increase in net assets resulting from operations	2,871,130,726		983,780,025	1,500,968,197		231,280,880

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(82,379,377	)(b)	(169,322,017)	(107,245,857	)(b)	(207,879,928)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(94,772,765)		(37,513,336)	(569,543,985)		(870,180,334)

NET ASSETS
Total increase (decrease) in net assets	2,693,978,584		776,944,672	824,178,355		(846,779,382)
Beginning of period	14,432,167,962		13,655,223,290	13,282,223,483		14,129,002,865

End of period	$17,126,146,546		$14,432,167,962	$14,106,401,838		$13,282,223,483

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

38	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Six Months Ended
	09/30/25		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/25	03/31/24	03/31/23	03/31/22	03/31/21

Net asset value, beginning of period	$317.54		$300.11	$235.52	$262.10	$237.19	$148.31

Net investment income(a)	1.91		3.60	3.47	3.37	2.87	2.73
Net realized and unrealized gain (loss)(b)	61.28		17.52	64.59	(26.44)	25.00	89.03

Net increase (decrease) from investment operations	63.19		21.12	68.06	(23.07)	27.87	91.76

Distributions from net investment income(c)	(1.83	)(d)	(3.69)	(3.47)	(3.51)	(2.96)	(2.88)

Net asset value, end of period	$378.90		$317.54	$300.11	$235.52	$262.10	$237.19

Total Return(e)
Based on net asset value	19.93	%(f)	7.02%	29.12%	(8.72)%	11.75%	62.21%

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.11	%(h)	1.12%	1.34%	1.47%	1.10%	1.37%

Supplemental Data
Net assets, end of period (000)	$17,126,147		$14,432,168	$13,655,223	$10,727,904	$12,017,483	$10,958,347

Portfolio turnover rate(i)	2%		3%	3%	4%	5%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended
	09/30/25		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/25		03/31/24	03/31/23	03/31/22	03/31/21

Net asset value, beginning of period	$126.02		$125.42		$106.21	$119.55	$109.15	$64.10

Net investment income(a)	1.20		2.07		2.03	2.04	1.62	1.43
Net realized and unrealized gain (loss)(b)	13.58		0.53		19.12	(13.31)	10.55	45.22

Net increase (decrease) from investment operations	14.78		2.60		21.15	(11.27)	12.17	46.65

Distributions from net investment income(c)	(1.06	)(d)	(2.00)		(1.94)	(2.07)	(1.77)	(1.60)

Net asset value, end of period	$139.74		$126.02		$125.42	$106.21	$119.55	$109.15

Total Return(e)
Based on net asset value	11.76	%(f)	2.06	%(g)	20.17%	(9.37)%	11.19%	73.40%

Ratios to Average Net Assets(h)
Total expenses	0.23	%(i)	0.23%		0.23%	0.23%	0.23%	0.23%

Net investment income	1.83	%(i)	1.62%		1.84%	1.88%	1.39%	1.65%

Supplemental Data
Net assets, end of period (000)	$14,106,402		$13,282,223		$14,129,003	$12,676,126	$14,907,745	$13,120,026

Portfolio turnover rate(j)	13%		19%		19%	19%	21%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

40	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell 3000	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Russell 3000

Barclays Bank PLC	$11,800,479	$(11,800,479)	$—	$—

Barclays Capital, Inc.	605,062	(599,485)	—	5,577

BMO Capital Markets Corp.	711,861	(711,861)	—	—

BNP Paribas SA	37,192,224	(37,192,224)	—	—

BofA Securities, Inc.	44,041,902	(44,041,902)	—	—

Citadel Clearing LLC	497,189	(497,189)	—	—

Citigroup Global Markets, Inc.	28,931,746	(28,931,746)	—	—

Deutsche Bank Securities, Inc.	310,739	(298,787)	—	11,952

Goldman Sachs & Co. LLC	27,731,701	(27,731,701)	—	—

HSBC Bank PLC	3,972,139	(3,972,139)	—	—

J.P. Morgan Securities LLC	50,471,168	(50,471,168)	—	—

Jefferies LLC	4,954,614	(4,954,614)	—	—

Mizuho Securities USA LLC	27,839	(27,839)	—	—

Morgan Stanley	24,255,994	(24,255,994)	—	—

National Bank of Canada	1,031,118	(1,025,850)	—	5,268	(b)

National Financial Services LLC	7,217,005	(7,217,005)	—	—

Natixis SA	2,779,508	(2,779,508)	—	—

Nomura Securities International, Inc.	50,907	(50,907)	—	—

Pershing LLC	200,956	(200,956)	—	—

RBC Capital Market LLC	805,057	(805,057)	—	—

Scotia Capital (USA), Inc.	3,005,218	(3,005,218)	—	—

Scotia Capital, Inc.	305,173	(305,173)	—	—

SG Americas Securities LLC	30,877	(30,877)	—	—

State Street Bank & Trust Co.	2,132,935	(2,132,935)	—	—

Toronto-Dominion Bank	3,195,993	(3,195,993)	—	—

UBS AG	6,051,310	(6,051,310)	—	—

UBS Securities LLC	194,957	(194,957)	—	—

Virtu Americas LLC	3,338,999	(3,338,999)	—	—

Wells Fargo Bank N.A	9,113,755	(9,113,755)	—	—

Wells Fargo Securities LLC	11,095,514	(11,095,514)	—	—

	$286,053,939	$(286,031,142)	$—	$22,797

Russell Mid-Cap Value

Barclays Bank PLC	$23,216,304	$(23,216,304)	$—	$—

Barclays Capital, Inc.	9,778	(9,778)	—	—

BNP Paribas SA	39,629,050	(39,629,050)	—	—

BofA Securities, Inc.	21,675,715	(21,675,715)	—	—

Citigroup Global Markets, Inc.	24,399,849	(24,399,849)	—	—

Goldman Sachs & Co. LLC	15,066,046	(15,066,046)	—	—

HSBC Bank PLC	12,427,888	(12,427,888)	—	—

J.P. Morgan Securities LLC	56,187,800	(56,187,800)	—	—

Jefferies LLC	953,760	(953,760)	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Russell Mid-Cap Value (continued)

Morgan Stanley	$41,187,306	$(41,187,306)	$—	$—

National Financial Services LLC	35,156,927	(35,156,927)	—	—

Pershing LLC	183,739	(183,739)	—	—

Scotia Capital (USA), Inc	156,123	(156,123)	—	—

SG Americas Securities LLC	3,165,929	(3,165,929)	—	—

State Street Bank & Trust Co	8,504,708	(8,504,708)	—	—

Toronto-Dominion Bank	106,145	(106,145)	—	—

UBS AG	17,460,219	(17,460,219)	—	—

UBS Securities LLC	81,696	(81,696)	—	—

Virtu Americas LLC	5,440,017	(5,440,017)	—	—

Wells Fargo Bank N.A	8,699,794	(8,699,794)	—	—

Wells Fargo Securities LLC	50,889	(50,889)	—	—

	$313,759,682	$(313,759,682)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Russell 3000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $15 billion	0.2000%

Over $15 billion	0.1900

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Notes to Financial Statements (unaudited) (continued)

Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the iShares Russell 3000 ETF, based on the average daily net asset of the fund.

For its investment advisory services to the iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $121 billion	0.250000%

Over $121 billion, up to and including $181 billion	0.237500

Over $181 billion, up to and including $231 billion	0.225625

Over $231 billion, up to and including $281 billion	0.214343

Over $281 billion	0.203626

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Russell 3000	$227,008
Russell Mid-Cap Value	549,262

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell 3000	$49,598,040	$48,137,356	$(995,217)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell Mid-Cap Value	$895,993,480	$474,361,624	$(62,248,830)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell 3000	$282,852,370	$270,218,553
Russell Mid-Cap Value	1,812,024,385	1,802,570,824

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell 3000	$504,589,247	$599,325,156
Russell Mid-Cap Value	1,703,126,227	2,273,851,518

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Russell 3000	$(323,445,112)
Russell Mid-Cap Value	(1,344,766,416)

(a)	Amounts available to offset future realized capital gains.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell 3000	$10,255,056,956	$7,872,508,666	$(707,659,448)	$7,164,849,218
Russell Mid-Cap Value	12,387,060,485	3,020,827,208	(996,308,498)	2,024,518,710

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

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Notes to Financial Statements (unaudited) (continued)

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

iShares ETF	Shares	Amount	Shares	Amount

Russell 3000

Shares sold	1,550,000	$507,492,771	3,300,000	$1,066,361,962

Shares redeemed	(1,800,000)	(602,265,536)	(3,350,000)	(1,103,875,298)

	(250,000)	$(94,772,765)	(50,000)	$(37,513,336)

Russell Mid-Cap Value

Shares sold	13,200,000	$1,716,070,500	25,650,000	$3,176,533,677

Shares redeemed	(17,650,000)	(2,285,614,485)	(32,900,000)	(4,046,714,011)

	(4,450,000)	$(569,543,985)	(7,250,000)	$(870,180,334)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	49

Board Review and Approval of Investment Advisory Contract

iShares Russell 3000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not previously provide for any breakpoints in the Fund’s investment advisory fee rate but that BFA and the Board agreed during the June 10-11, 2025 meeting to revise the Advisory Agreement for the Fund to provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract (continued)

for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s

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Board Review and Approval of Investment Advisory Contract (continued)

compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract (continued)

Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

54	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	55

Want to know more?

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares Mortgage Real Estate ETF | REM | Cboe BZX Exchange

• iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

2

Schedule of Investments (unaudited) September 30, 2025	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Mortgage REITs — 97.8%
Adamas Trust, Inc.	1,094,644	$7,629,669
AG Mortgage Investment Trust, Inc.	358,879	2,598,284
AGNC Investment Corp.	9,093,863	89,028,919
Angel Oak Mortgage REIT, Inc.	158,331	1,483,561
Annaly Capital Management, Inc.	5,619,183	113,563,688
Apollo Commercial Real Estate Finance, Inc.	1,797,800	18,211,714
Arbor Realty Trust, Inc.(a)	2,327,447	28,418,128
Ares Commercial Real Estate Corp.	680,382	3,068,523
ARMOUR Residential REIT, Inc.	1,429,497	21,356,685
Blackstone Mortgage Trust, Inc., Class A	1,397,766	25,732,872
BrightSpire Capital, Inc., Class A	1,660,039	9,014,012
Chicago Atlantic Real Estate Finance, Inc.	233,523	2,986,759
Chimera Investment Corp.	1,024,330	13,541,643
Claros Mortgage Trust, Inc.	1,187,558	3,942,693
Dynex Capital, Inc.	1,673,487	20,567,155
Ellington Financial, Inc.	1,188,243	15,423,394
Franklin BSP Realty Trust, Inc.	1,053,462	11,440,597
Invesco Mortgage Capital, Inc.	861,888	6,515,873
KKR Real Estate Finance Trust, Inc.	734,925	6,614,325
Ladder Capital Corp., Class A	1,470,125	16,039,064
MFA Financial, Inc.	1,325,489	12,181,244
Nexpoint Real Estate Finance, Inc.	98,372	1,394,915
Orchid Island Capital, Inc.	1,648,277	11,554,422
PennyMac Mortgage Investment Trust	1,122,946	13,767,318
Ready Capital Corp.	2,144,577	8,299,513
Redwood Trust, Inc.	1,710,504	9,903,818
Rithm Capital Corp.	2,224,027	25,331,668

Security	Shares	Value

Mortgage REITs (continued)
Seven Hills Realty Trust	187,378	$1,931,867
Starwood Property Trust, Inc.	3,022,974	58,555,006
TPG RE Finance Trust, Inc.	867,788	7,428,265
Two Harbors Investment Corp.	1,343,722	13,262,536

		580,788,130

Total Long-Term Investments — 97.8% (Cost: $781,652,855)		580,788,130

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(b)(c)(d)	3,997,957	3,999,956
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	989,116	989,116

Total Short-Term Securities — 0.9% (Cost: $4,989,072)		4,989,072

Total Investments — 98.7% (Cost: $786,641,927)		585,777,202

Other Assets Less Liabilities — 1.3%		7,946,076

Net Assets — 100.0%		$593,723,278

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,505,282	$—		$ (4,505,833	)(a)	$2,284	$(1,777)	$3,999,956	3,997,957	$57,657	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	216,674	772,442	(a)	—		—	—	989,116	989,116	28,020		—

						$2,284	$(1,777)	$4,989,072		$85,677		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Mortgage Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	365	12/19/25	$13,523	$44,273

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$44,273	$—	$—	$—	$44,273

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(95,584)	$—	$—	$—	$(95,584)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(106,054)	$—	$—	$—	$(106,054)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,275,680

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Mortgage Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$580,788,130	$—	$—	$580,788,130
Short-Term Securities
Money Market Funds	4,989,072	—	—	4,989,072

	$585,777,202	$—	$—	$585,777,202

Derivative Financial Instruments(a)
Assets
Equity Contracts	$44,273	$—	$—	$44,273

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) September 30, 2025	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 46.4%
Alexandria Real Estate Equities, Inc.	318,631	$26,554,708
American Healthcare REIT, Inc.	292,732	12,297,671
CareTrust REIT, Inc.	391,871	13,590,086
Community Healthcare Trust, Inc.	50,302	769,621
Diversified Healthcare Trust	403,549	1,779,651
Global Medical REIT, Inc.	23,656	797,444
Healthcare Realty Trust, Inc.	609,573	10,990,601
Healthpeak Properties, Inc.	1,287,692	24,659,302
LTC Properties, Inc.	83,659	3,083,671
Medical Properties Trust, Inc.	926,719	4,698,465
National Health Investors, Inc.	84,995	6,757,102
Omega Healthcare Investors, Inc.	533,462	22,522,766
Sabra Health Care REIT, Inc.	437,188	8,149,184
Sila Realty Trust, Inc.	102,299	2,567,705
Universal Health Realty Income Trust	23,667	927,036
Ventas, Inc.	595,231	41,660,218
Welltower, Inc.	1,069,623	190,542,641

		372,347,872
Residential REITs — 37.7%
American Homes 4 Rent, Class A	634,693	21,103,542
Apartment Investment & Management Co., Class A	242,715	1,924,730
AvalonBay Communities, Inc.	186,854	36,094,587
BRT Apartments Corp.	20,043	313,873
Camden Property Trust	199,659	21,319,588
Centerspace	30,973	1,824,310
Elme Communities	161,798	2,727,914
Equity LifeStyle Properties, Inc.	356,919	21,664,983
Equity Residential	537,357	34,783,119
Essex Property Trust, Inc.	118,394	31,689,338
Independence Realty Trust, Inc.	432,612	7,090,511
Invitation Homes, Inc.	1,136,644	33,337,769

Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities, Inc.	216,150	$30,202,640
NexPoint Residential Trust, Inc.	41,332	1,331,717
Sun Communities, Inc.	234,714	30,278,106
UDR, Inc.	613,705	22,866,648
UMH Properties, Inc.	146,149	2,170,313
Veris Residential, Inc.	145,161	2,206,447

		302,930,135
Specialized REITs — 15.2%
CubeSmart	420,495	17,097,327
Extra Space Storage, Inc.	276,802	39,012,474
National Storage Affiliates Trust	130,791	3,952,504
Public Storage	207,526	59,943,885
Smartstop Self Storage REIT, Inc.	57,369	2,159,369

		122,165,559

Total Long-Term Investments — 99.3% (Cost: $874,227,916)		797,443,566

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(a)(b)	2,441,418	2,441,418

Total Short-Term Securities — 0.3% (Cost: $2,441,418)		2,441,418

Total Investments — 99.6% (Cost: $876,669,334)		799,884,984

Other Assets Less Liabilities — 0.4%		3,324,730

Net Assets — 100.0%		$803,209,714

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,772,017	$—		$ (7,770,578)	(a)	$(1,331)	$(108)	$—	—	$5,666	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,770,542	670,876	(a)	—		—	—	2,441,418	2,441,418	33,237		—

						$(1,331)	$(108)	$2,441,418		$38,903		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Residential and Multisector Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	158	12/19/25	$5,854	$(690)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$690	$—	$—	$—	$690

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(108,576)	$—	$—	$—	$(108,576)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(77,099)	$—	$—	$—	$(77,099)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,376,525

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® Residential and Multisector Real Estate ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$797,443,566	$—	$—	$797,443,566
Short-Term Securities
Money Market Funds	2,441,418	—	—	2,441,418

	$799,884,984	$—	$—	$799,884,984

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(690)	$—	$—	$(690)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

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Statements of Assets and Liabilities (unaudited)

September 30, 2025

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS

Investments, at value — unaffiliated(a)(b)	$580,788,130	$797,443,566

Investments, at value — affiliated(c)	4,989,072	2,441,418

Cash	92	—

Cash pledged:

Futures contracts	903,000	395,000

Receivables:

Securities lending income — affiliated	15,771	—

Capital shares sold	76,447	—

Dividends — unaffiliated	11,279,421	3,213,801

Dividends — affiliated	7,216	6,519

Variation margin on futures contracts	59,470	26,000

Total assets	598,118,619	803,526,304

LIABILITIES

Collateral on securities loaned	3,999,961	—

Payables:

Capital shares redeemed	152,895	—

Investment advisory fees	242,485	316,590

Total liabilities	4,395,341	316,590

Commitments and contingent liabilities

NET ASSETS	$593,723,278	$803,209,714

NET ASSETS CONSIST OF:

Paid-in capital	$1,236,500,304	$955,720,009

Accumulated loss	(642,777,026)	(152,510,295)

NET ASSETS	$593,723,278	$803,209,714

NET ASSET VALUE

Shares outstanding	$27,050,000	$9,450,000

Net asset value	$21.95	$85.00

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$781,652,855	$874,227,916

(b) Securities loaned, at value	$3,970,692	$—

(c) Investments, at cost — affiliated	$4,989,072	$2,441,418

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	9

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME

Dividends — unaffiliated	$35,435,490	$16,081,432

Dividends — affiliated	28,020	33,237

Interest — unaffiliated	350	13

Securities lending income — affiliated — net	57,657	5,666

Total investment income	35,521,517	16,120,348

EXPENSES

Investment advisory	1,382,032	1,921,036

Interest expense	51	—

Total expenses	1,382,083	1,921,036

Net investment income	34,139,434	14,199,312

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — unaffiliated	(26,215,227)	(10,994,827)

Investments — affiliated	2,284	(1,331)

Futures contracts	(95,584)	(108,576)

In-kind redemptions — unaffiliated(a)	(5,737,904)	2,794,655

	(32,046,431)	(8,310,079)

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	2,982,823	(12,688,811)

Investments — affiliated	(1,777)	(108)

Futures contracts	(106,054)	(77,099)

	2,874,992	(12,766,018)

Net realized and unrealized loss	(29,171,439)	(21,076,097)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,967,995	$(6,876,785)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

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Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF			iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,139,434		$52,260,533	$14,199,312		$20,251,457
Net realized gain (loss)	(32,046,431)		(34,356,095)	(8,310,079)		7,655,038
Net change in unrealized appreciation (depreciation)	2,874,992		11,818,741	(12,766,018)		84,707,491

Net increase (decrease) in net assets resulting from operations	4,967,995		29,723,179	(6,876,785)		112,613,986

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,777,813	)(b)	(56,819,167)	(9,498,173	)(b)	(21,608,968)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,471,615)		59,070,723	(39,782,059)		144,885,427

NET ASSETS
Total increase (decrease) in net assets	(57,281,433)		31,974,735	(56,157,017)		235,890,445
Beginning of period	651,004,711		619,029,976	859,366,731		623,476,286

End of period	$593,723,278		$651,004,711	$803,209,714		$859,366,731

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$22.45		$23.23	$21.84	$32.67	$35.20	$18.67

Net investment income(a)	1.29		1.91	2.31	2.26	0.82	1.38
Net realized and unrealized gain (loss)(b)	(0.79)		(0.64)	1.28	(10.57)	(1.27)	17.37

Net increase (decrease) from investment operations	0.50		1.27	3.59	(8.31)	(0.45)	18.75

Distributions(c)
From net investment income	(1.00	)(d)	(2.05)	(2.20)	(2.29)	(2.08)	(1.34)
Return of capital	—		—	—	(0.23)	—	(0.88)

Total distributions	(1.00)		(2.05)	(2.20)	(2.52)	(2.08)	(2.22)

Net asset value, end of period	$21.95		$22.45	$23.23	$21.84	$32.67	$35.20

Total Return(e)
Based on net asset value	2.36	%(f)	5.82%	16.91%	(26.00)%	(1.65)%	103.62%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	11.86	%(h)	8.38%	10.23%	8.57%	2.30%	4.94%

Supplemental Data
Net assets, end of period (000)	$593,723		$651,005	$619,030	$594,163	$975,109	$1,513,587

Portfolio turnover rate(i)	11%		24%	29%	28%	20%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$86.37		$72.08	$70.60	$95.78	$73.95	$55.26

Net investment income(a)	1.47		1.93	1.96	1.66	1.46	1.51
Net realized and unrealized gain (loss)(b)	(1.85)		14.25	1.62	(24.47)	21.98	19.29

Net increase (decrease) from investment operations	(0.38)		16.18	3.58	(22.81)	23.44	20.80

Distributions(c)
From net investment income	(0.99	)(d)	(1.89)	(2.10)	(2.37)	(1.50)	(2.11)
From net realized gain	—		—	—	—	(0.11)	—

Total distributions	(0.99)		(1.89)	(2.10)	(2.37)	(1.61)	(2.11)

Net asset value, end of period	$85.00		$86.37	$72.08	$70.60	$95.78	$73.95

Total Return(e)
Based on net asset value	(0.40	)%(f)	22.58%	5.21%	(23.84)%	31.85%	38.23%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.55	%(h)	2.35%	2.79%	2.10%	1.64%	2.36%

Supplemental Data
Net assets, end of period (000)	$803,210		$859,367	$623,476	$628,342	$1,288,274	$495,459

Portfolio turnover rate(i)	6%		13%	14%	18%	8%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Mortgage Real Estate	Non-Diversified
Residential and Multisector Real Estate	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

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Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Mortgage Real Estate

Morgan Stanley	$3,970,692	$(3,970,692)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Mortgage Real Estate	0.48%
Residential and Multisector Real Estate	0.48

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income—affiliated—net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Mortgage Real Estate	$14,516
Residential and Multisector Real Estate	1,533

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Mortgage Real Estate	$1,443,451	$10,769,628	$(2,863,999)
Residential and Multisector Real Estate	6,178,212	16,664,385	(2,439,520)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Mortgage Real Estate	$70,473,512	$64,295,853
Residential and Multisector Real Estate	48,578,848	44,948,026

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Mortgage Real Estate	$89,393,139	$122,776,099
Residential and Multisector Real Estate	20,880,272	60,570,637

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)

Mortgage Real Estate	$(399,539,908)
Residential and Multisector Real Estate	(67,746,716)

(a)	Amounts available to offset future realized capital gains.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Mortgage Real Estate	$804,223,456	$3,344,755	$(221,746,736)	$(218,401,981)
Residential and Multisector Real Estate	880,962,524	74,594,168	(155,672,398)	(81,078,230)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables

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Notes to Financial Statements (unaudited) (continued)

due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	4,300,000	$94,330,696	11,500,000	$266,864,836
Shares redeemed	(6,250,000)	(129,802,311)	(9,150,000)	(207,794,113)

	(1,950,000)	$(35,471,615)	2,350,000	$59,070,723

Residential and Multisector Real Estate
Shares sold	250,000	$21,068,116	7,600,000	$655,979,636
Shares redeemed	(750,000)	(60,850,175)	(6,300,000)	(511,094,209)

	(500,000)	$(39,782,059)	1,300,000	$144,885,427

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	21

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

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Board Review and Approval of Investment Advisory Contract (continued)

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Board Review and Approval of Investment Advisory Contract (continued)

for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	25

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

•	iShares MSCI USA Quality GARP ETF | GARP | Cboe BZX Exchange

2

Schedule of Investments (unaudited) September 30, 2025	iShares® MSCI USA Quality GARP ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Axon Enterprise, Inc.(a)	687	$493,019
Boeing Co. (The)(a)	7,008	1,512,537
General Electric Co.	29,712	8,937,964
HEICO Corp.	2,870	926,493
Howmet Aerospace, Inc.	49,878	9,787,560
Rocket Lab Corp.(a)	12,026	576,166
TransDigm Group, Inc.	519	684,052

		22,917,791

Automobile Components — 0.3%
Aptiv PLC(a)	28,312	2,441,061

Banks — 0.2%
Citizens Financial Group, Inc.	25,090	1,333,784

Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc.(a)	1,207	550,392
Gilead Sciences, Inc.	23,105	2,564,655
Incyte Corp.(a)	9,167	777,453
Neurocrine Biosciences, Inc.(a)	5,513	773,915
Vertex Pharmaceuticals, Inc.(a)	14,316	5,606,718

		10,273,133

Broadline Retail — 3.2%
Amazon.com, Inc.(a)	44,385	9,745,614
MercadoLibre, Inc.(a)	5,933	13,865,065

		23,610,679

Capital Markets — 1.8%
Ares Management Corp., Class A	2,113	337,848
Charles Schwab Corp. (The)	96,226	9,186,696
KKR & Co., Inc., Class A	11,586	1,505,601
LPL Financial Holdings, Inc.	4,483	1,491,449
Robinhood Markets, Inc., Class A(a)	6,774	969,901

		13,491,495

Communications Equipment — 2.4%
Arista Networks, Inc.(a)	125,469	18,282,088

Construction & Engineering — 1.6%
EMCOR Group, Inc.	5,830	3,786,818
Quanta Services, Inc.	19,282	7,990,847

		11,777,665

Consumer Finance — 1.8%
American Express Co.	31,268	10,385,979
Capital One Financial Corp.	12,015	2,554,149
SoFi Technologies, Inc.(a)	20,674	546,207

		13,486,335

Containers & Packaging — 0.1%
Smurfit WestRock PLC	14,603	621,650

Electric Utilities — 0.1%
NRG Energy, Inc.	3,635	588,688

Electrical Equipment — 1.0%
GE Vernova, Inc.	7,601	4,673,855
Vertiv Holdings Co., Class A	20,188	3,045,562

		7,719,417

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	47,392	5,864,760
Jabil, Inc.	8,411	1,826,617

		7,691,377

Security	Shares	Value

Entertainment — 0.9%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,525	$263,736
Live Nation Entertainment, Inc.(a)	1,950	318,630
Netflix, Inc.(a)	5,069	6,077,326

		6,659,692

Financial Services — 5.8%
Block, Inc., Class A(a)	10,308	744,959
Corpay, Inc.(a)	1,269	365,548
Fiserv, Inc.(a)	10,298	1,327,721
Mastercard, Inc., Class A	23,867	13,575,788
Toast, Inc., Class A(a)	12,493	456,120
Visa, Inc., Class A	79,476	27,131,517

		43,601,653

Ground Transportation — 2.4%
Uber Technologies, Inc.(a)	184,534	18,078,796

Health Care Equipment & Supplies — 1.2%
Dexcom, Inc.(a)	21,856	1,470,690
IDEXX Laboratories, Inc.(a)	10,461	6,683,428
Insulet Corp.(a)	1,968	607,581

		8,761,699

Health Care Providers & Services — 0.2%
McKesson Corp.	2,321	1,793,065

Health Care REITs — 0.1%
Welltower, Inc.	6,080	1,083,091

Hotels, Restaurants & Leisure — 5.5%
Airbnb, Inc., Class A(a)	56,126	6,814,819
Booking Holdings, Inc.	298	1,608,982
Carnival Corp.(a)	19,660	568,370
Chipotle Mexican Grill, Inc.(a)	87,609	3,433,397
DoorDash, Inc., Class A(a)	23,326	6,344,439
DraftKings, Inc., Class A(a)	29,038	1,086,021
Expedia Group, Inc.	15,783	3,373,616
Flutter Entertainment PLC(a)	11,483	2,916,682
Hilton Worldwide Holdings, Inc.	2,213	574,141
Hyatt Hotels Corp., Class A	2,775	393,856
Las Vegas Sands Corp.	45,891	2,468,477
Marriott International, Inc., Class A	2,157	561,769
Royal Caribbean Cruises Ltd.	33,548	10,855,462

		41,000,031

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	9,449	1,851,248

Insurance — 0.2%
American International Group, Inc.	10,781	846,740
Everest Group Ltd.	826	289,290
Markel Group, Inc.(a)	237	452,992

		1,589,022

Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	126,895	30,848,175
Alphabet, Inc., Class C, NVS	36,224	8,822,355
Meta Platforms, Inc., Class A	45,417	33,353,336
Pinterest, Inc., Class A(a)	14,163	455,624
Reddit, Inc., Class A(a)	1,232	283,348

		73,762,838

IT Services — 1.3%
Cloudflare, Inc., Class A(a)	12,161	2,609,629
GoDaddy, Inc., Class A(a)	11,166	1,527,844
Okta, Inc., Class A(a)	13,092	1,200,536

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® MSCI USA Quality GARP ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Snowflake, Inc., Class A(a)	12,411	$2,799,301
Twilio, Inc., Class A(a)	11,956	1,196,676

		9,333,986

Media — 0.1%
Charter Communications, Inc., Class A(a)	2,114	581,572
Trade Desk, Inc. (The), Class A(a)	5,318	260,635

		842,207

Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	13,390	525,156
Newmont Corp.	102,274	8,622,721

		9,147,877

Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc.	2,080	488,758
Coterra Energy, Inc.	99,257	2,347,428
EQT Corp.	55,078	2,997,896
Expand Energy Corp.	29,402	3,123,669
Phillips 66	11,371	1,546,683
Targa Resources Corp.	6,064	1,015,963
Texas Pacific Land Corp.	1,277	1,192,258
Valero Energy Corp.	5,853	996,532

		13,709,187

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	15,227	864,132
United Airlines Holdings, Inc.(a)	4,575	441,488

		1,305,620

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	37,811	1,705,276
Eli Lilly & Co.	22,442	17,123,246

		18,828,522

Professional Services — 0.5%
Jacobs Solutions, Inc.	15,597	2,337,367
Paycom Software, Inc.	6,772	1,409,524

		3,746,891

Real Estate Management & Development — 0.5%
CoStar Group, Inc.(a)	27,428	2,314,100
Zillow Group, Inc., Class C, NVS(a)	21,459	1,653,416

		3,967,516

Residential REITs — 0.0%
UDR, Inc.	6,115	227,845

Retail REITs — 0.7%
Realty Income Corp.	83,891	5,099,734

Semiconductors & Semiconductor Equipment — 20.9%
Advanced Micro Devices, Inc.(a)	63,531	10,278,680
Broadcom, Inc.	114,152	37,659,886
First Solar, Inc.(a)	7,983	1,760,491
KLA Corp.	15,540	16,761,444
Lam Research Corp.	300,690	40,262,391
Marvell Technology, Inc.	67,554	5,679,265
Microchip Technology, Inc.	42,280	2,715,222
Monolithic Power Systems, Inc.	5,632	5,185,044
NVIDIA Corp.	195,172	36,415,192

		156,717,615

Security	Shares	Value

Software — 19.3%
Adobe, Inc.(a)	101,914	$35,950,163
AppLovin Corp., Class A(a)	9,046	6,499,913
Atlassian Corp., Class A(a)	6,527	1,042,362
Autodesk, Inc.(a)	8,388	2,664,616
Cadence Design Systems, Inc.(a)	10,699	3,758,131
Crowdstrike Holdings, Inc., Class A(a)	9,768	4,790,032
Datadog, Inc., Class A(a)	11,259	1,603,282
Dynatrace, Inc.(a)	23,649	1,145,794
Fair Isaac Corp.(a)	951	1,423,200
Fortinet, Inc.(a)	178,437	15,002,983
HubSpot, Inc.(a)	1,969	921,098
Microsoft Corp.	67,989	35,214,903
Nutanix, Inc., Class A(a)	9,981	742,487
Palantir Technologies, Inc., Class A(a)	88,710	16,182,478
Palo Alto Networks, Inc.(a)	26,132	5,320,998
Samsara, Inc., Class A(a)	11,110	413,847
ServiceNow, Inc.(a)	8,122	7,474,514
Workday, Inc., Class A(a)	16,921	4,073,392

		144,224,193

Specialty Retail — 0.6%
Burlington Stores, Inc.(a)	4,102	1,043,959
Carvana Co., Class A(a)	1,130	426,281
Ulta Beauty, Inc.(a)	5,851	3,199,034

		4,669,274

Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	152,607	38,858,320
Dell Technologies, Inc., Class C	25,356	3,594,720
Super Micro Computer, Inc.(a)(b)	19,872	952,664

		43,405,704

Total Long-Term Investments — 99.9% (Cost: $662,963,460)		747,642,469

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	402,434	402,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	820,618	820,618

Total Short-Term Securities — 0.1% (Cost: $1,223,197)		1,223,253

Total Investments — 100.0% (Cost: $664,186,657)		748,865,722

Liabilities in Excess of Other Assets — (0.0)%		(299,590)

Net Assets — 100.0%		$748,566,132

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® MSCI USA Quality GARP ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,182,991	$—		$(1,782,064)(a)	$1,652	$56	$402,635	402,434	$3,679	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	255,937	564,681	(a)	—	—	—	820,618	820,618	18,406		—

					$1,652	$56	$1,223,253		$22,085		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Micro E-Mini Index	11	12/19/25	$548	$14,290

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$14,290	$—	$—	$—	$14,290

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$139,619	$—	$—	$—	$139,619

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$19,086	$—	$—	$—	$19,086

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$892,037

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® MSCI USA Quality GARP ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$747,642,469	$—	$—	$747,642,469
Short-Term Securities
Money Market Funds	1,223,253	—	—	1,223,253

	$748,865,722	$—	$—	$748,865,722

Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,290	$—	$—	$14,290

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

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Statement of Assets and Liabilities (unaudited)

September 30, 2025

iShares MSCI USA Quality GARP ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$747,642,469
Investments, at value — affiliated(c)	1,223,253
Cash	2,457
Cash pledged:
Futures contracts	37,000
Receivables:
Securities lending income — affiliated	680
Capital shares sold	4,994
Dividends — unaffiliated	137,899
Dividends — affiliated	3,091
Variation margin on futures contracts	1,408

Total assets	749,053,251

LIABILITIES
Collateral on securities loaned	401,327
Payables:
Investment advisory fees	85,792

Total liabilities	487,119

Commitments and contingent liabilities

NET ASSETS	$748,566,132

NET ASSETS CONSIST OF:
Paid-in capital	$650,737,466
Accumulated earnings	97,828,666

NET ASSETS	$748,566,132

NET ASSET VALUE
Shares outstanding	$11,400,000

Net asset value	$65.66

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$662,963,460

(b) Securities loaned, at value	$405,045

(c) Investments, at cost — affiliated	$1,223,197

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

iShares MSCI USA Quality GARP ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,511,031
Dividends — affiliated	18,406
Interest — unaffiliated	224
Securities lending income — affiliated — net	3,679

Total investment income	1,533,340

EXPENSES
Investment advisory	390,240

Total expenses	390,240

Net investment income	1,143,100

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,876,064)
Investments — affiliated	1,652
Futures contracts	139,619
In-kind redemptions — unaffiliated(a)	34,364,794

20,630,001

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	105,525,525
Investments — affiliated	56
Futures contracts	19,086

105,544,667

Net realized and unrealized gain	126,174,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$127,317,768

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares MSCI USA Quality GARP ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,143,100		$825,437
Net realized gain	20,630,001		7,134,939
Net change in unrealized appreciation (depreciation)	105,544,667		(25,251,049)

Net increase (decrease) in net assets resulting from operations	127,317,768		(17,290,673)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(977,640	)(b)	(794,675)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	306,041,535		286,701,630

NET ASSETS
Total increase in net assets	432,381,663		268,616,282
Beginning of period	316,184,469		47,568,187

End of period	$748,566,132		$316,184,469

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI USA Quality GARP ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$51.00		$47.57	$33.10	$36.39	$32.35	$20.27

Net investment income(a)	0.13		0.28	0.30	0.32	0.24	0.25
Net realized and unrealized gain (loss)(b)	14.63		3.38	14.46	(3.08)	4.06	12.08

Net increase (decrease) from investment operations	14.76		3.66	14.76	(2.76)	4.30	12.33

Distributions from net investment income(c)	(0.10	)(d)	(0.23)	(0.29)	(0.53)	(0.26)	(0.25)

Net asset value, end of period	$65.66		$51.00	$47.57	$33.10	$36.39	$32.35

Total Return(e)

Based on net asset value	28.97	%(f)	7.67%	44.83%	(7.47)%	13.28%	61.00%

Ratios to Average Net Assets(g)

Total expenses	0.15	%(h)	0.15%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.44	%(h)	0.51%	0.73%	1.01%	0.66%	0.88%

Supplemental Data

Net assets, end of period (000)	$748,566		$316,184	$47,568	$1,655	$5,459	$4,852

Portfolio turnover rate(i)	40%		69%	53%	67%	111%	103%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI USA Quality GARP ETF	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (unaudited) (continued)

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Securities LLC	$405,045	$(401,328)	$—	$3,717	(b)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI USA Quality GARP ETF	0.15%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended September 30, 2025, the Fund paid BTC $1,571 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI USA Quality GARP ETF	$74,006,050	$73,702,916	$(6,497,537)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI USA Quality GARP ETF	$211,103,854	$209,040,924

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI USA Quality GARP ETF	$456,655,394	$152,971,941

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

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Notes to Financial Statements (unaudited) (continued)

As of March 31, 2025, the Fund had non-expiring capital loss carryforwards of $7,635,766 available to offset future realized capital gains.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI USA Quality GARP ETF	$664,253,083	$96,408,523	$(11,781,594)	$84,626,929

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI USA Quality GARP ETF
Shares sold	7,700,000	$458,533,242	6,600,000	$358,709,832
Shares redeemed	(2,500,000)	(152,491,707)	(1,400,000)	(72,008,202)

	5,200,000	$306,041,535	5,200,000	$286,701,630

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	17

Board Review and Approval of Investment Advisory Contract

iShares MSCI USA Quality GARP ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of the Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.

The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	21

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust

• iShares ESG Select Screened S&P 500 ETF | XVV | Cboe BZX Exchange

• iShares ESG Select Screened S&P Mid-Cap ETF | XJH | Cboe BZX Exchange

• iShares ESG Select Screened S&P Small-Cap ETF | XJR | Cboe BZX Exchange

2

Schedule of Investments (unaudited) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	727	$521,724
General Electric Co.	9,820	2,954,053
Howmet Aerospace, Inc.	3,732	732,330

		4,208,107

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,103	146,037
Expeditors International of Washington, Inc.	1,260	154,464
FedEx Corp.	2,010	473,978
United Parcel Service, Inc., Class B	6,779	566,250

		1,340,729

Automobile Components — 0.0%
Aptiv PLC(a)	2,009	173,216

Automobiles — 2.6%
Ford Motor Co.	36,172	432,617
General Motors Co.	8,864	540,438
Tesla, Inc.(a)	25,984	11,555,605

		12,528,660

Banks — 3.9%
Bank of America Corp.	63,095	3,255,071
Citigroup, Inc.	17,047	1,730,271
Citizens Financial Group, Inc.	3,967	210,886
Fifth Third Bancorp	6,166	274,695
Huntington Bancshares, Inc.	13,573	234,406
JPMorgan Chase & Co.	25,461	8,031,163
KeyCorp	8,628	161,257
M&T Bank Corp.	1,448	286,154
PNC Financial Services Group, Inc. (The)	3,663	736,007
Regions Financial Corp.	8,218	216,709
Truist Financial Corp.	11,938	545,805
U.S. Bancorp	14,364	694,212
Wells Fargo & Co.	29,660	2,486,101

		18,862,737

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	1,700	46,036
Coca-Cola Co. (The)	35,864	2,378,500
Constellation Brands, Inc., Class A	1,322	178,034
Keurig Dr. Pepper, Inc.	12,498	318,824
Molson Coors Beverage Co., Class B	1,546	69,957
Monster Beverage Corp.(a)	6,598	444,111
PepsiCo, Inc.	12,661	1,778,111

		5,213,573

Biotechnology — 1.7%
AbbVie, Inc.	16,357	3,787,300
Amgen, Inc.	4,986	1,407,049
Biogen, Inc.(a)	1,331	186,446
Gilead Sciences, Inc.	11,461	1,272,171
Incyte Corp.(a)	1,484	125,858
Moderna, Inc.(a)	3,150	81,365
Regeneron Pharmaceuticals, Inc.	943	530,221
Vertex Pharmaceuticals, Inc.(a)	2,375	930,145

		8,320,555

Broadline Retail — 4.2%
Amazon.com, Inc.(a)	89,861	19,730,780
eBay, Inc.	4,250	386,537

		20,117,317

Building Products — 0.5%
A. O. Smith Corp.	1,095	80,384

Security	Shares	Value

Building Products (continued)
Allegion PLC	785	$139,220
Builders FirstSource, Inc.(a)	1,013	122,826
Carrier Global Corp.	7,353	438,974
Johnson Controls International PLC	6,088	669,375
Lennox International, Inc.	299	158,279
Masco Corp.	1,921	135,219
Trane Technologies PLC	2,054	866,706

		2,610,983

Capital Markets — 3.6%
Ameriprise Financial, Inc.	826	405,773
Bank of New York Mellon Corp. (The)	6,530	711,509
BlackRock, Inc.(b)	1,333	1,554,105
Blackstone, Inc., Class A, NVS	6,826	1,166,222
Cboe Global Markets, Inc.	969	237,647
Charles Schwab Corp. (The)	15,789	1,507,376
CME Group, Inc., Class A	3,327	898,922
Coinbase Global, Inc., Class A(a)	2,093	706,367
FactSet Research Systems, Inc.	357	102,277
Franklin Resources, Inc.	2,803	64,833
Goldman Sachs Group, Inc. (The)	2,803	2,232,169
Intercontinental Exchange, Inc.	5,291	891,428
Invesco Ltd.	4,050	92,907
KKR & Co., Inc., Class A	6,352	825,442
Moody’s Corp.	1,429	680,890
Morgan Stanley	11,232	1,785,439
MSCI, Inc., Class A	713	404,563
Nasdaq, Inc.	4,199	371,402
Northern Trust Corp.	1,804	242,818
Raymond James Financial, Inc.	1,644	283,754
S&P Global, Inc.	2,902	1,412,433
State Street Corp.	2,642	306,498
T Rowe Price Group, Inc.	2,035	208,872

		17,093,646

Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,059	561,531
Albemarle Corp.	1,081	87,647
CF Industries Holdings, Inc.	1,493	133,922
Corteva, Inc.	6,266	423,770
Dow, Inc.	6,500	149,045
Ecolab, Inc.	2,365	647,679
International Flavors & Fragrances, Inc.	2,386	146,834
Linde PLC	4,345	2,063,875
LyondellBasell Industries NV, Class A	2,408	118,088
Mosaic Co. (The)	2,842	98,561
PPG Industries, Inc.	2,068	217,367
Sherwin-Williams Co. (The)	2,149	744,113

		5,392,432

Commercial Services & Supplies — 0.5%
Cintas Corp.	3,174	651,495
Copart, Inc.(a)	8,236	370,373
Republic Services, Inc.	1,872	429,586
Rollins, Inc.	2,570	150,962
Veralto Corp.	2,270	242,005
Waste Management, Inc.	3,430	757,447

		2,601,868

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	9,542	1,390,365
Cisco Systems, Inc.	36,672	2,509,098

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5, Inc.(a)	537	$173,553
Motorola Solutions, Inc.	1,537	702,855

		4,775,871

Construction & Engineering — 0.1%
Quanta Services, Inc.	1,378	571,071

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	555	349,805
Vulcan Materials Co.	1,222	375,912

		725,717

Consumer Finance — 0.7%
American Express Co.	5,026	1,669,436
Capital One Financial Corp.	5,922	1,258,899
Synchrony Financial	3,505	249,030

		3,177,365

Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	4,106	3,800,637
Dollar General Corp.	2,026	209,387
Dollar Tree, Inc.(a)(c)	1,823	172,037
Kroger Co. (The)	5,641	380,260
Sysco Corp.	4,422	364,107
Target Corp.	4,167	373,780

		5,300,208

Containers & Packaging — 0.2%
Amcor PLC	21,122	172,778
Avery Dennison Corp.	732	118,708
Ball Corp.	2,559	129,025
International Paper Co.	4,834	224,298
Packaging Corp. of America	821	178,921
Smurfit WestRock PLC	4,834	205,783

		1,029,513

Distributors — 0.1%
Genuine Parts Co.	1,293	179,210
LKQ Corp.	2,367	72,288
Pool Corp.	306	94,881

		346,379

Diversified Telecommunication Services — 0.8%
AT&T Inc.	66,318	1,872,820
Verizon Communications, Inc.	38,951	1,711,897

		3,584,717

Electric Utilities — 0.8%
Constellation Energy Corp.	2,896	952,987
Edison International	3,563	196,962
Entergy Corp.	4,112	383,197
Eversource Energy	3,391	241,236
Exelon Corp.	9,278	417,603
NextEra Energy, Inc.	19,069	1,439,519

		3,631,504

Electrical Equipment — 1.0%
AMETEK, Inc.	2,132	400,816
Eaton Corp. PLC	3,602	1,348,048
Emerson Electric Co.	5,192	681,087
GE Vernova, Inc.	2,521	1,550,163
Generac Holdings, Inc.(a)	556	93,074
Hubbell, Inc.	496	213,434
Rockwell Automation, Inc.	1,043	364,560

		4,651,182

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,306	1,399,118

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp.	1,218	$194,003
Corning, Inc.	7,219	592,175
Jabil, Inc.	985	213,912
Keysight Technologies, Inc.(a)	1,590	278,123
TE Connectivity PLC	2,744	602,390
Trimble, Inc.(a)(c)	2,174	177,507
Zebra Technologies Corp., Class A(a)	474	140,854

		3,598,082

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	9,103	443,498
Halliburton Co.	7,987	196,480
Schlumberger NV	13,832	475,406

		1,115,384

Entertainment — 1.7%
Electronic Arts, Inc.	2,100	423,570
Live Nation Entertainment, Inc.(a)	1,465	239,381
Netflix, Inc.(a)	3,934	4,716,551
Take-Two Interactive Software, Inc.(a)	1,607	415,184
TKO Group Holdings, Inc., Class A	637	128,649
Walt Disney Co. (The)	16,650	1,906,425
Warner Bros Discovery, Inc., Class A(a)	22,923	447,686

		8,277,446

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	16,978	8,535,520
Block, Inc., Class A(a)	5,087	367,637
Corpay, Inc.(a)	644	185,511
Fidelity National Information Services, Inc.	4,863	320,666
Fiserv, Inc.(a)	5,033	648,905
Global Payments, Inc.	2,266	188,259
Jack Henry & Associates, Inc.	662	98,592
Mastercard, Inc., Class A	7,643	4,347,415
PayPal Holdings, Inc.(a)	8,848	593,347
Visa, Inc., Class A	15,730	5,369,907

		20,655,759

Food Products — 0.6%
Archer-Daniels-Midland Co.	4,442	265,365
Bunge Global SA	1,304	105,950
Campbell’s Co. (The)	1,850	58,423
Conagra Brands, Inc.	4,461	81,681
General Mills, Inc.	4,952	249,680
Hershey Co. (The)	1,371	256,446
Hormel Foods Corp.	2,629	65,041
J M Smucker Co. (The)	968	105,125
Kellanova	2,458	201,605
Kraft Heinz Co. (The)	8,017	208,763
Lamb Weston Holdings, Inc.	1,294	75,155
McCormick & Co., Inc., NVS	2,284	152,822
Mondelez International, Inc., Class A	11,979	748,328
Tyson Foods, Inc., Class A	2,649	143,841

		2,718,225

Gas Utilities — 0.1%
Atmos Energy Corp.	1,467	250,490

Ground Transportation — 1.0%
CSX Corp.	17,311	614,714
JB Hunt Transport Services, Inc.	738	99,017
Norfolk Southern Corp.	2,079	624,552
Old Dominion Freight Line, Inc.	1,722	242,423
Uber Technologies, Inc.(a)	19,277	1,888,568
Union Pacific Corp.	5,510	1,302,399

		4,771,673

4	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	16,117	$2,158,711
Align Technology, Inc.(a)	624	78,137
Baxter International, Inc.	4,658	106,063
Becton Dickinson & Co.	2,655	496,936
Boston Scientific Corp.(a)	13,721	1,339,581
Cooper Cos., Inc. (The)(a)	1,826	125,191
Dexcom, Inc.(a)	3,646	245,339
Edwards Lifesciences Corp.(a)	5,423	421,747
GE HealthCare Technologies, Inc.	4,238	318,274
Hologic, Inc.(a)	2,059	138,962
IDEXX Laboratories, Inc.(a)	740	472,779
Insulet Corp.(a)	639	197,278
Intuitive Surgical, Inc.(a)	3,320	1,484,804
Medtronic PLC	11,836	1,127,261
ResMed, Inc.	1,359	371,999
STERIS PLC	900	222,696
Stryker Corp.	3,175	1,173,702
Zimmer Biomet Holdings, Inc.	1,841	181,338

		10,660,798

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	2,201	345,469
Cencora, Inc.	1,797	561,616
Centene Corp.(a)	4,319	154,102
Cigna Group (The)	2,459	708,807
CVS Health Corp.	11,683	880,781
DaVita, Inc.(a)	332	44,113
Elevance Health, Inc.	2,080	672,090
HCA Healthcare, Inc.	1,516	646,119
Henry Schein, Inc.(a)	954	63,317
Humana, Inc.	1,118	290,870
Labcorp Holdings, Inc.	762	218,740
McKesson Corp.	1,151	889,193
Molina Healthcare, Inc.(a)	503	96,254
Quest Diagnostics, Inc.	1,034	197,060
UnitedHealth Group, Inc.	8,386	2,895,686
Universal Health Services, Inc., Class B	538	109,989

		8,774,206

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,426	118,843
Healthpeak Properties, Inc.	6,458	123,671
Ventas, Inc.	4,155	290,808
Welltower, Inc.	6,192	1,103,043

		1,636,365

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	5,921	100,775

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	3,966	481,552
Booking Holdings, Inc.	302	1,630,579
Carnival Corp.(a)	10,052	290,603
Chipotle Mexican Grill, Inc.(a)	12,464	488,464
Darden Restaurants, Inc.	1,084	206,350
Domino’s Pizza, Inc.	291	125,628
DoorDash, Inc., Class A(a)	3,426	931,838
Expedia Group, Inc.	1,095	234,056
Hilton Worldwide Holdings, Inc.	2,193	568,952
Las Vegas Sands Corp.	2,859	153,786
Marriott International, Inc., Class A	2,090	544,320
McDonald’s Corp.	6,592	2,003,243
MGM Resorts International(a)	1,899	65,819
Norwegian Cruise Line Holdings Ltd.(a)	4,070	100,244
Royal Caribbean Cruises Ltd.	2,341	757,501

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	10,485	$887,031
Wynn Resorts Ltd.	807	103,514
Yum! Brands, Inc.	2,580	392,160

		9,965,640

Household Durables — 0.3%
DR Horton, Inc.	2,551	432,318
Garmin Ltd.	1,514	372,777
Lennar Corp., Class A	2,129	268,339
Mohawk Industries, Inc.(a)	474	61,108
NVR, Inc.(a)	26	208,901
PulteGroup, Inc.	1,827	241,402

		1,584,845

Household Products — 1.0%
Church & Dwight Co., Inc.	2,253	197,430
Clorox Co. (The)	1,137	140,192
Colgate-Palmolive Co.	7,457	596,113
Kimberly-Clark Corp.	3,061	380,605
Procter & Gamble Co. (The)	21,690	3,332,668

		4,647,008

Industrial REITs — 0.2%
Prologis, Inc.	8,592	983,956

Insurance — 2.1%
Aflac, Inc.	4,483	500,751
Allstate Corp. (The)	2,435	522,673
American International Group, Inc.	5,131	402,989
Aon PLC, Class A	1,993	710,664
Arch Capital Group Ltd.	3,429	311,113
Arthur J. Gallagher & Co.	2,372	734,703
Assurant, Inc.	473	102,452
Brown & Brown, Inc.	2,715	254,640
Chubb Ltd.	3,431	968,400
Cincinnati Financial Corp.	1,451	229,403
Erie Indemnity Co., Class A, NVS	231	73,495
Everest Group Ltd.	391	136,940
Globe Life, Inc.	758	108,371
Hartford Insurance Group, Inc. (The)	2,627	350,415
Loews Corp.	1,590	159,620
Marsh & McLennan Cos., Inc.	4,536	914,140
MetLife, Inc.	5,197	428,077
Principal Financial Group, Inc.	1,908	158,192
Progressive Corp. (The)	5,427	1,340,198
Prudential Financial, Inc.	3,272	339,437
Travelers Cos., Inc. (The)	2,094	584,687
W R Berkley Corp.	2,731	209,249
Willis Towers Watson PLC	904	312,287

		9,852,896

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	53,863	13,094,095
Alphabet, Inc., Class C, NVS	43,237	10,530,371
Match Group, Inc.	2,250	79,470
Meta Platforms, Inc., Class A	20,083	14,748,554

		38,452,490

IT Services — 0.5%
Accenture PLC, Class A	5,775	1,424,115
Akamai Technologies, Inc.(a)	1,360	103,033
Cognizant Technology Solutions Corp., Class A	4,523	303,358
EPAM Systems, Inc.(a)	537	80,974
Gartner, Inc.(a)	715	187,952

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A(a)	1,306	$178,700
VeriSign, Inc.	775	216,667

		2,494,799

Leisure Products — 0.0%
Hasbro, Inc.	1,235	93,675

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	2,610	334,993
Bio-Techne Corp.	1,476	82,110
Charles River Laboratories International, Inc.(a)	448	70,094
Danaher Corp.	5,902	1,170,130
IQVIA Holdings, Inc.(a)	1,572	298,586
Mettler-Toledo International, Inc.(a)	190	233,246
Revvity, Inc.	1,109	97,204
Thermo Fisher Scientific, Inc.(a)	3,497	1,696,115
Waters Corp.(a)	548	164,296
West Pharmaceutical Services, Inc.	667	174,974

		4,321,748

Machinery — 1.5%
Caterpillar, Inc.	4,342	2,071,785
Cummins, Inc.	1,276	538,944
Deere & Co.	2,336	1,068,159
Dover Corp.	1,254	209,205
Fortive Corp.	3,134	153,535
IDEX Corp.	705	114,746
Illinois Tool Works, Inc.	2,465	642,773
Ingersoll Rand, Inc.	3,349	276,694
Nordson Corp.	500	113,475
Otis Worldwide Corp.	3,638	332,622
PACCAR, Inc.	4,863	478,130
Pentair PLC	1,498	165,919
Snap-on, Inc.	486	168,414
Stanley Black & Decker, Inc.	1,434	106,589
Westinghouse Air Brake Technologies Corp.	1,572	315,139
Xylem, Inc.	2,242	330,695

		7,086,824

Media — 0.4%
Charter Communications, Inc., Class A(a)	862	237,140
Comcast Corp., Class A	34,098	1,071,359
Fox Corp., Class A, NVS	2,011	126,814
Fox Corp., Class B	1,167	66,857
Interpublic Group of Cos., Inc. (The)	3,481	97,155
News Corp., Class A, NVS	3,522	108,161
News Corp., Class B	983	33,963
Omnicom Group, Inc.	1,801	146,836
Trade Desk, Inc. (The), Class A(a)	4,126	202,215

		2,090,500

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	13,218	518,410
Newmont Corp.	10,172	857,601
Nucor Corp.	2,122	287,382
Steel Dynamics, Inc.	1,257	175,264

		1,838,657

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	5,990	232,412
Consolidated Edison, Inc.	3,322	333,927
Dominion Energy, Inc.	7,856	480,552
Public Service Enterprise Group, Inc.	4,613	385,001
Sempra	6,007	540,510

		1,972,402

Security	Shares	Value

Office REITs — 0.0%
BXP, Inc.	1,323	$98,352

Oil, Gas & Consumable Fuels — 0.7%
Kinder Morgan, Inc.	18,104	512,524
Marathon Petroleum Corp.	2,829	545,262
ONEOK, Inc.	5,791	422,569
Phillips 66	3,746	509,531
Targa Resources Corp.	2,010	336,755
Valero Energy Corp.	2,892	492,392
Williams Cos., Inc. (The)	11,279	714,525

		3,533,558

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	6,028	342,089
Southwest Airlines Co.	4,862	155,146
United Airlines Holdings, Inc.(a)	2,989	288,439

		785,674

Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	2,178	191,925

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	18,833	849,368
Eli Lilly & Co.	7,363	5,617,969
Merck & Co., Inc.	23,138	1,941,972
Pfizer, Inc.	52,644	1,341,369
Viatris, Inc.	11,015	109,049
Zoetis, Inc., Class A	4,112	601,668

		10,461,395

Professional Services — 0.6%
Automatic Data Processing, Inc.	3,746	1,099,451
Broadridge Financial Solutions, Inc.	1,087	258,891
Dayforce, Inc.(a)	1,472	101,406
Equifax, Inc.	1,136	291,418
Jacobs Solutions, Inc.	1,108	166,045
Paychex, Inc.	3,001	380,407
Paycom Software, Inc.	445	92,622
Verisk Analytics, Inc.	1,283	322,687

		2,712,927

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	2,708	426,672
CoStar Group, Inc.(a)	3,883	327,609

		754,281

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,311	253,246
Camden Property Trust	975	104,110
Equity Residential	3,162	204,676
Essex Property Trust, Inc.	583	156,046
Invitation Homes, Inc.	5,205	152,663
Mid-America Apartment Communities, Inc.	1,087	151,886
UDR, Inc.	2,784	103,732

		1,126,359

Retail REITs — 0.3%
Federal Realty Investment Trust	719	72,842
Kimco Realty Corp.	6,265	136,890
Realty Income Corp.	8,468	514,770
Regency Centers Corp.	1,489	108,548
Simon Property Group, Inc.	3,022	567,139

		1,400,189

Semiconductors & Semiconductor Equipment — 14.7%
Analog Devices, Inc.	4,589	1,127,517
Applied Materials, Inc.	7,431	1,521,423

6	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	43,550	$14,367,581
First Solar, Inc.(a)	989	218,104
Intel Corp.	40,528	1,359,714
KLA Corp.	1,222	1,318,049
Lam Research Corp.	11,719	1,569,174
Microchip Technology, Inc.	4,989	320,394
Micron Technology, Inc.	10,363	1,733,937
Monolithic Power Systems, Inc.	443	407,844
NVIDIA Corp.	225,927	42,153,460
NXP Semiconductors NV	2,329	530,383
ON Semiconductor Corp.(a)	3,785	186,638
QUALCOMM, Inc.	9,988	1,661,604
Skyworks Solutions, Inc.	1,379	106,156
Teradyne, Inc.	1,463	201,367
Texas Instruments, Inc.	8,417	1,546,455

		70,329,800

Software — 12.2%
Adobe, Inc.(a)	3,926	1,384,897
Autodesk, Inc.(a)	1,976	627,716
Cadence Design Systems, Inc.(a)	2,528	887,985
Crowdstrike Holdings, Inc., Class A(a)	2,306	1,130,816
Datadog, Inc., Class A(a)	2,993	426,203
Fair Isaac Corp.(a)	222	332,230
Fortinet, Inc.(a)	6,029	506,918
Gen Digital, Inc.	5,190	147,344
Intuit, Inc.	2,583	1,763,957
Microsoft Corp.	68,825	35,647,909
Oracle Corp.	15,347	4,316,190
Palantir Technologies, Inc., Class A(a)	21,057	3,841,218
Palo Alto Networks, Inc.(a)	6,184	1,259,186
PTC, Inc.(a)	1,103	223,931
Roper Technologies, Inc.	997	497,194
Salesforce, Inc.	8,844	2,096,028
ServiceNow, Inc.(a)	1,925	1,771,539
Synopsys, Inc.(a)	1,711	844,190
Tyler Technologies, Inc.(a)(c)	396	207,171
Workday, Inc., Class A(a)	2,005	482,664

		58,395,286

Specialized REITs — 0.9%
American Tower Corp.	4,318	830,438
Crown Castle, Inc.	4,038	389,627
Digital Realty Trust, Inc.	2,969	513,281
Equinix, Inc.	909	711,965
Extra Space Storage, Inc.	1,961	276,383
Iron Mountain, Inc.	2,735	278,806
Public Storage	1,461	422,010
SBA Communications Corp., Class A	976	188,709
VICI Properties, Inc.	9,887	322,415
Weyerhaeuser Co.	6,673	165,424

		4,099,058

Specialty Retail — 1.9%
AutoZone, Inc.(a)	155	664,987
Best Buy Co., Inc.	1,824	137,931
CarMax, Inc.(a)	1,368	61,382
Home Depot, Inc. (The)	9,214	3,733,421

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	5,190	$1,304,299
O’Reilly Automotive, Inc.(a)	7,874	848,896
Ross Stores, Inc.	3,051	464,942
TJX Cos., Inc. (The)	10,332	1,493,387
Ulta Beauty, Inc.(a)	418	228,542
Williams-Sonoma, Inc.	1,132	221,249

		9,159,036

Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	137,412	34,989,218
Dell Technologies, Inc., Class C	2,807	397,948
HP, Inc.	8,608	234,396
NetApp, Inc.	1,879	222,586
Seagate Technology Holdings PLC	1,961	462,914
Super Micro Computer, Inc.(a)(c)	4,730	226,756
Western Digital Corp.	3,227	387,434

		36,921,252

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	1,379	139,789
Lululemon Athletica, Inc.(a)	1,013	180,243
NIKE, Inc., Class B	11,000	767,030
Ralph Lauren Corp., Class A	365	114,449
Tapestry, Inc.	1,893	214,326

		1,415,837

Trading Companies & Distributors — 0.2%
Fastenal Co.	10,635	521,540
United Rentals, Inc.	598	570,887

		1,092,427

Water Utilities — 0.1%
American Water Works Co., Inc.	1,802	250,820

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,480	1,072,422

Total Long-Term Investments — 99.8% (Cost: $381,467,351)		478,002,591

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(b)(d)(e)	703,916	704,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(d)	740,274	740,274

Total Short-Term Securities — 0.3% (Cost: $1,444,506)		1,444,542

Total Investments — 100.1% (Cost: $382,911,857)		479,447,133

Liabilities in Excess of Other Assets — (0.1)%		(478,098)

Net Assets — 100.0%		$478,969,035

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$119,148	$584,920	(a)	$—	$160	$40	$704,268	703,916	$10,544	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	491,759	248,515	(a)	—	—	—	740,274	740,274	13,811		—
BlackRock, Inc.	954,052	325,770		(11,428)	(169)	285,880	1,554,105	1,333	13,270		—

					$(9)	$285,920	$2,998,647		$37,625		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	24	12/19/25	$809	$10,342

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$10,342	$—	$—	$—	$10,342

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$113,934	$—	$—	$—	$113,934

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$14,254	$—	$—	$—	$14,254

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 779,550

8	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P 500 ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$478,002,591	$—	$—	$478,002,591
Short-Term Securities
Money Market Funds	1,444,542	—	—	1,444,542

	$479,447,133	$—	$—	$479,447,133

Derivative Financial Instruments(a)
Assets
Equity Contracts	$10,342	$—	$—	$10,342

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
AeroVironment, Inc.(a)	3,657	$1,151,553
ATI, Inc.(a)	15,842	1,288,588
Curtiss-Wright Corp.	4,331	2,351,473
Hexcel Corp.	9,145	573,392
Woodward, Inc.	6,931	1,751,533

		7,116,539

Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	13,333	705,182

Automobile Components — 0.9%
Autoliv, Inc.	8,122	1,003,067
Gentex Corp.	25,228	713,953
Goodyear Tire & Rubber Co. (The)(a)	33,490	250,505
Lear Corp.	6,115	615,230
Visteon Corp.	3,179	381,035

		2,963,790

Automobiles — 0.3%
Harley-Davidson, Inc.	13,971	389,791
Thor Industries, Inc.	6,198	642,671

		1,032,462

Banks — 7.5%
Associated Banc-Corp.	18,908	486,125
Bank OZK	12,402	632,254
Cadence Bank	16,578	622,338
Columbia Banking System, Inc.	34,749	894,439
Comerica, Inc.	14,884	1,019,852
Commerce Bancshares, Inc.	14,152	845,724
Cullen/Frost Bankers, Inc.	7,471	947,099
East West Bancorp, Inc.	15,841	1,686,274
First Financial Bankshares, Inc.	15,007	504,986
First Horizon Corp.	58,948	1,332,814
Flagstar Financial, Inc.(b)	35,317	407,911
FNB Corp.	41,814	673,624
Glacier Bancorp, Inc.	13,757	669,553
Hancock Whitney Corp.	9,742	609,947
Home BancShares, Inc.	21,341	603,950
International Bancshares Corp.	6,212	427,075
Old National Bancorp	40,085	879,866
Pinnacle Financial Partners, Inc.	8,839	829,010
Prosperity Bancshares, Inc.	11,105	736,817
Southstate Bank Corp.	11,440	1,131,073
Synovus Financial Corp.	16,156	792,937
Texas Capital Bancshares, Inc.(a)	5,223	441,500
UMB Financial Corp.	8,227	973,665
United Bankshares, Inc.	16,516	614,560
Valley National Bancorp	55,352	586,731
Webster Financial Corp.	19,242	1,143,745
Western Alliance Bancorp	12,027	1,042,981
Wintrust Financial Corp.	7,778	1,030,118
Zions Bancorp N.A.	16,968	960,049

		23,527,017

Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)	909	192,181
Celsius Holdings, Inc.(a)	18,328	1,053,677
Coca-Cola Consolidated, Inc.	6,834	800,671

		2,046,529

Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.(a)	22,070	1,195,311
Cytokinetics, Inc.(a)	13,879	762,790

Security	Shares	Value

Biotechnology (continued)
Exelixis, Inc.(a)	30,942	$1,277,905
Halozyme Therapeutics, Inc.(a)	13,444	985,983
Neurocrine Biosciences, Inc.(a)	11,502	1,614,651
Roivant Sciences Ltd.(a)	49,056	742,217
United Therapeutics Corp.(a)	5,198	2,179,053

		8,757,910

Broadline Retail — 0.5%
Macy’s, Inc.	31,210	559,595
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,050	905,220

		1,464,815

Building Products — 2.4%
AAON, Inc.	7,872	735,560
Advanced Drainage Systems, Inc.	8,226	1,140,946
Carlisle Cos., Inc.	4,902	1,612,562
Fortune Brands Innovations, Inc.	14,016	748,314
Owens Corning	9,612	1,359,714
Simpson Manufacturing Co., Inc.	4,783	800,961
Trex Co., Inc.(a)	12,325	636,833
UFP Industries, Inc.	6,731	629,281

		7,664,171

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	3,316	790,634
Evercore, Inc., Class A	4,436	1,496,352
Federated Hermes, Inc., Class B, NVS	8,496	441,197
Hamilton Lane, Inc., Class A	4,650	626,773
Houlihan Lokey, Inc., Class A	6,252	1,283,661
Janus Henderson Group PLC	14,342	638,362
Jefferies Financial Group, Inc.	18,937	1,238,859
SEI Investments Co.	10,799	916,295
Stifel Financial Corp.	11,744	1,332,592

		8,764,725

Chemicals — 1.5%
Ashland, Inc.	5,322	254,977
Avient Corp.	10,668	351,511
Axalta Coating Systems Ltd.(a)	24,893	712,438
Cabot Corp.	6,115	465,046
NewMarket Corp.	880	728,825
RPM International, Inc.	14,755	1,739,319
Scotts Miracle-Gro Co. (The)	5,050	287,597
Westlake Corp.	3,891	299,840

		4,839,553

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	4,867	568,758
Clean Harbors, Inc.(a)(b)	5,795	1,345,715
MSA Safety, Inc.	4,229	727,684
RB Global, Inc.	21,332	2,311,535
Tetra Tech, Inc.	30,203	1,008,176

		5,961,868

Communications Equipment — 1.2%
Ciena Corp.(a)	16,248	2,366,846
Lumentum Holdings, Inc.(a)	8,065	1,312,256

		3,679,102

Construction & Engineering — 2.9%
AECOM	15,223	1,986,145
API Group Corp.(a)	42,543	1,462,203
Comfort Systems U.S.A., Inc.	4,046	3,338,678
MasTec, Inc.(a)	7,047	1,499,672
Valmont Industries, Inc.	2,269	879,759

		9,166,457

10	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.4%
Eagle Materials, Inc.	3,730	$869,239
Knife River Corp.(a)	6,601	507,419

		1,376,658

Consumer Finance — 0.6%
Ally Financial, Inc.	32,167	1,260,946
SLM Corp.	23,963	663,296

		1,924,242

Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	46,975	822,532
BJ’s Wholesale Club Holdings, Inc.(a)	15,178	1,415,348
Casey’s General Stores, Inc.	4,274	2,416,178
Sprouts Farmers Market, Inc.(a)	11,232	1,222,042
U.S. Foods Holding Corp.(a)	25,881	1,983,002

		7,859,102

Containers & Packaging — 1.3%
AptarGroup, Inc.	7,572	1,012,074
Crown Holdings, Inc.	13,223	1,277,210
Graphic Packaging Holding Co.	34,050	666,358
Greif, Inc., Class A, NVS	3,066	183,224
Silgan Holdings, Inc.	10,207	439,003
Sonoco Products Co.	11,463	493,941

		4,071,810

Diversified Consumer Services — 1.5%
Duolingo, Inc., Class A(a)	4,562	1,468,234
Graham Holdings Co., Class B	391	460,328
Grand Canyon Education, Inc.(a)	3,214	705,538
H&R Block, Inc.	15,605	789,145
Service Corp. International	16,119	1,341,423

		4,764,668

Diversified REITs — 0.5%
WP Carey, Inc.	25,170	1,700,737

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)	28,771	1,074,597
Iridium Communications, Inc.	12,604	220,066

		1,294,663

Electrical Equipment — 2.0%
Acuity, Inc.	3,488	1,201,232
EnerSys	4,329	489,004
NEXTracker, Inc., Class A(a)(b)	17,007	1,258,348
nVent Electric PLC	18,781	1,852,558
Regal Rexnord Corp.	7,629	1,094,304
Sensata Technologies Holding PLC	16,739	511,376

		6,406,822

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics, Inc.(a)	5,920	716,320
Avnet, Inc.	9,774	510,985
Belden, Inc.	4,607	554,084
Cognex Corp.	19,565	886,294
Coherent Corp.(a)	17,866	1,924,526
Crane NXT Co.	5,741	385,049
Fabrinet(a)	4,118	1,501,505
Flex Ltd.(a)	43,139	2,500,768
IPG Photonics Corp.(a)	2,912	230,601
Littelfuse, Inc.	2,882	746,467
Novanta, Inc.(a)	4,181	418,727
TD SYNNEX Corp.	8,679	1,421,186
Vontier Corp.	16,861	707,656

		12,504,168

Security	Shares	Value

Energy Equipment & Services — 0.5%
NOV, Inc.	42,684	$565,563
Valaris Ltd.(a)	7,616	371,432
Weatherford International PLC	8,257	565,027

		1,502,022

Entertainment — 0.2%
Warner Music Group Corp., Class A	16,954	577,453

Financial Services — 1.8%
Equitable Holdings, Inc.	26,474	1,344,350
Essent Group Ltd.	11,573	735,580
Euronet Worldwide, Inc.(a)(b)	4,429	388,910
MGIC Investment Corp.	26,496	751,691
Shift4 Payments, Inc., Class A(a)(b)	7,734	598,612
Voya Financial, Inc.	11,191	837,087
Western Union Co. (The)	34,391	274,784
WEX, Inc.(a)	4,008	631,380

		5,562,394

Food Products — 0.9%
Darling Ingredients, Inc.(a)	18,432	568,996
Flowers Foods, Inc.	22,887	298,675
Ingredion, Inc.	7,377	900,806
Marzetti Co. (The)	2,246	388,086
Pilgrim’s Pride Corp.	4,685	190,773
Post Holdings, Inc.(a)	5,260	565,345

		2,912,681

Gas Utilities — 1.0%
New Jersey Resources Corp.	11,698	563,259
ONE Gas, Inc.	6,986	565,447
Southwest Gas Holdings, Inc.	7,020	549,947
Spire, Inc.	6,895	562,080
UGI Corp.	24,992	831,234

		3,071,967

Ground Transportation — 1.6%
Avis Budget Group, Inc.(a)	1,966	315,690
Knight-Swift Transportation Holdings, Inc.	18,884	746,107
Landstar System, Inc.	3,983	488,157
Ryder System, Inc.	4,688	884,344
Saia, Inc.(a)(b)	3,102	928,615
XPO, Inc.(a)	13,535	1,749,669

		5,112,582

Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	23,227	294,751
Envista Holdings Corp.(a)	19,101	389,087
Globus Medical, Inc., Class A(a)	12,945	741,360
Haemonetics Corp.(a)	5,537	269,874
Lantheus Holdings, Inc.(a)(b)	7,815	400,831
LivaNova PLC(a)	6,379	334,132
Masimo Corp.(a)	5,226	771,096
Penumbra, Inc.(a)	4,514	1,143,487

		4,344,618

Health Care Providers & Services — 2.6%
Chemed Corp.	1,675	749,965
Encompass Health Corp.	11,577	1,470,511
Ensign Group, Inc. (The)	6,655	1,149,784
HealthEquity, Inc.(a)	10,068	954,144
Hims & Hers Health, Inc., Class A(a)(b)	23,765	1,347,951
Option Care Health, Inc.(a)	18,654	517,835
Tenet Healthcare Corp.(a)	10,155	2,061,871

		8,252,061

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	40,962	$738,545
Omega Healthcare Investors, Inc.	33,729	1,424,038
Sabra Health Care REIT, Inc.	27,651	515,415

		2,677,998

Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	15,563	1,138,433

Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	23,301	258,175

Hotels, Restaurants & Leisure — 3.1%
Aramark	30,543	1,172,851
Boyd Gaming Corp.	6,820	589,589
Choice Hotels International, Inc.(b)	2,375	253,911
Churchill Downs, Inc.	7,657	742,806
Hilton Grand Vacations, Inc.(a)(b)	7,090	296,433
Hyatt Hotels Corp., Class A(b)	4,885	693,328
Light & Wonder, Inc., Class A(a)(b)	9,649	809,937
Marriott Vacations Worldwide Corp.	3,182	211,794
Planet Fitness, Inc., Class A(a)	9,645	1,001,151
Texas Roadhouse, Inc.	7,638	1,269,054
Travel + Leisure Co.	7,568	450,220
Vail Resorts, Inc.	4,270	638,664
Wingstop, Inc.	3,250	817,960
Wyndham Hotels & Resorts, Inc.	8,776	701,202

		9,648,900

Household Durables — 2.1%
KB Home	7,822	497,792
Somnigroup International, Inc.	24,069	2,029,739
Taylor Morrison Home Corp., Class A(a)	11,361	749,940
Toll Brothers, Inc.	11,285	1,558,910
TopBuild Corp.(a)	3,216	1,257,006
Whirlpool Corp.	6,479	509,249

		6,602,636

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	6,717	646,511

Industrial REITs — 1.2%
EastGroup Properties, Inc.	6,113	1,034,686
First Industrial Realty Trust, Inc.	15,433	794,337
Rexford Industrial Realty, Inc.	27,140	1,115,725
STAG Industrial, Inc.	21,751	767,593

		3,712,341

Insurance — 4.8%
American Financial Group, Inc.	7,956	1,159,348
Brighthouse Financial, Inc.(a)	6,696	355,424
CNO Financial Group, Inc.	11,280	446,124
Fidelity National Financial, Inc., Class A	29,358	1,775,865
First American Financial Corp.	11,701	751,672
Hanover Insurance Group, Inc. (The)	4,122	748,679
Kemper Corp.	7,011	361,417
Kinsale Capital Group, Inc.	2,574	1,094,619
Old Republic International Corp.	26,506	1,125,710
Primerica, Inc.	3,723	1,033,468
Reinsurance Group of America, Inc.	7,597	1,459,612
RenaissanceRe Holdings Ltd.	5,410	1,373,761
RLI Corp.	10,555	688,397
Ryan Specialty Holdings, Inc., Class A	12,501	704,556
Selective Insurance Group, Inc.	7,087	574,543
Unum Group	18,010	1,400,818

		15,054,013

Security	Shares	Value

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	30,335	$330,955

IT Services — 0.9%
ASGN, Inc.(a)	5,090	241,012
Kyndryl Holdings, Inc.(a)(b)	26,567	797,807
Okta, Inc., Class A(a)	19,213	1,761,832

		2,800,651

Leisure Products — 0.6%
Brunswick Corp.	7,509	474,869
Mattel, Inc.(a)	37,033	623,265
Polaris, Inc.	6,139	356,860
YETI Holdings, Inc.(a)	9,336	309,769

		1,764,763

Life Sciences Tools & Services — 1.8%
Avantor, Inc.(a)	78,358	977,908
Bio-Rad Laboratories, Inc., Class A(a)	2,098	588,258
Bruker Corp.	12,891	418,828
Illumina, Inc.(a)	17,666	1,677,740
Medpace Holdings, Inc.(a)	2,551	1,311,622
Repligen Corp.(a)	6,092	814,318

		5,788,674

Machinery — 5.4%
AGCO Corp.	7,212	772,189
Chart Industries, Inc.(a)	5,079	1,016,562
CNH Industrial NV	101,641	1,102,805
Crane Co.	5,622	1,035,235
Donaldson Co., Inc.	13,462	1,101,865
Esab Corp.	6,558	732,791
Flowserve Corp.	15,234	809,535
Graco, Inc.	19,192	1,630,552
ITT, Inc.	8,965	1,602,583
Lincoln Electric Holdings, Inc.	6,343	1,495,870
Middleby Corp. (The)(a)	5,359	712,372
Mueller Industries, Inc.	12,724	1,286,524
Oshkosh Corp.	7,356	954,073
Terex Corp.	7,623	391,060
Timken Co. (The)	7,284	547,611
Toro Co. (The)	11,343	864,336
Watts Water Technologies, Inc., Class A	3,186	889,786

		16,945,749

Marine Transportation — 0.2%
Kirby Corp.(a)	6,540	545,763

Media — 0.9%
EchoStar Corp., Class A(a)(b)	15,456	1,180,220
New York Times Co. (The), Class A	18,624	1,069,018
Nexstar Media Group, Inc., Class A	3,306	653,728

		2,902,966

Metals & Mining — 2.2%
Alcoa Corp.	29,759	978,774
Carpenter Technology Corp	5,730	1,406,944
Cleveland-Cliffs, Inc.(a)	56,500	689,300
Commercial Metals Co.	12,960	742,349
Reliance, Inc.	6,045	1,697,617
Royal Gold, Inc.	7,566	1,517,588

		7,032,572

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	73,799	1,491,478
Starwood Property Trust, Inc.	39,666	768,330

		2,259,808

12	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.7%
COPT Defense Properties	12,997	$377,693
Cousins Properties, Inc.	19,570	566,356
Kilroy Realty Corp.	12,407	524,196
Vornado Realty Trust	18,541	751,466

		2,219,711

Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	39,099	760,085
DT Midstream, Inc.	11,677	1,320,202
HF Sinclair Corp.	18,277	956,618
PBF Energy, Inc., Class A	9,442	284,865

		3,321,770

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	7,215	640,981

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	13,443	669,193
American Airlines Group, Inc.(a)(b)	76,863	863,940

		1,533,133

Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	14,480	526,348
Coty, Inc., Class A(a)	42,765	172,770
elf Beauty, Inc.(a)	6,818	903,249

		1,602,367

Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	6,972	918,910

Professional Services — 1.4%
Concentrix Corp.	5,143	237,349
ExlService Holdings, Inc.(a)	18,564	817,373
Exponent, Inc.	5,918	411,183
FTI Consulting, Inc.(a)	3,649	589,861
Genpact Ltd.	18,697	783,217
Insperity, Inc.	4,153	204,328
Maximus, Inc.	6,568	600,118
Paylocity Holding Corp.(a)	5,018	799,217

		4,442,646

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	5,446	1,624,433

Residential REITs — 1.0%
American Homes 4 Rent, Class A	37,041	1,231,614
Equity LifeStyle Properties, Inc.	22,286	1,352,760
Independence Realty Trust, Inc.	27,290	447,283

		3,031,657

Retail REITs — 1.1%
Agree Realty Corp.	12,800	909,312
Brixmor Property Group, Inc.	35,183	973,866
Kite Realty Group Trust	25,616	571,237
NNN REIT, Inc.	21,906	932,538

		3,386,953

Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.(a)	14,250	416,100
Amkor Technology, Inc.	13,206	375,050
Cirrus Logic, Inc.(a)	5,900	739,211
Entegris, Inc.(b)	17,425	1,611,116
Lattice Semiconductor Corp.(a)	15,735	1,153,690
MACOM Technology Solutions Holdings, Inc.(a)	7,361	916,371
MKS, Inc.	7,820	967,881
Onto Innovation, Inc.(a)	5,696	736,037
Power Integrations, Inc.	6,564	263,939
Rambus, Inc.(a)(b)	12,367	1,288,641

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(a)	3,785	$496,327
Synaptics, Inc.(a)	4,502	307,667
Universal Display Corp.	5,110	733,949

		10,005,979

Software — 3.8%
Appfolio, Inc., Class A(a)	2,661	733,531
BILL Holdings, Inc.(a)	10,692	566,355
Blackbaud, Inc.(a)	4,276	274,990
Commvault Systems, Inc.(a)	5,159	973,916
Docusign, Inc.(a)	23,225	1,674,290
Dolby Laboratories, Inc., Class A	7,137	516,505
Dropbox, Inc., Class A(a)	21,273	642,658
Dynatrace, Inc.(a)	34,654	1,678,986
Guidewire Software, Inc.(a)	9,677	2,224,355
Manhattan Associates, Inc.(a)	6,950	1,424,611
Pegasystems, Inc.	10,618	610,535
Qualys, Inc.(a)	4,149	549,037

		11,869,769

Specialized REITs — 1.7%
CubeSmart	26,210	1,065,699
EPR Properties	8,868	514,433
Gaming & Leisure Properties, Inc.	32,029	1,492,872
Lamar Advertising Co., Class A	9,977	1,221,384
National Storage Affiliates Trust	8,242	249,073
PotlatchDeltic Corp.	8,312	338,714
Rayonier, Inc.	16,341	433,690

		5,315,865

Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(a)	5,552	474,974
AutoNation, Inc.(a)	3,250	711,002
Bath & Body Works, Inc.	24,322	626,535
Burlington Stores, Inc.(a)	7,162	1,822,729
Chewy, Inc., Class A(a)	25,577	1,034,590
Five Below, Inc.(a)	6,328	978,941
Floor & Decor Holdings, Inc., Class A(a)	12,378	912,259
GameStop Corp., Class A(a)(b)	47,305	1,290,480
Gap, Inc. (The)	25,894	553,873
Lithia Motors, Inc., Class A	2,947	931,252
Penske Automotive Group, Inc.	2,161	375,819
RH(a)	1,763	358,171
Valvoline, Inc.(a)	14,812	531,899

		10,602,524

Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc., Class A(a)	35,687	2,990,927

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	13,738	273,661
Columbia Sportswear Co.	2,959	154,756
Crocs, Inc.(a)	6,278	524,527
PVH Corp.	5,591	468,358
Under Armour, Inc., Class A(a)(b)	21,943	109,495
Under Armour, Inc., Class C, NVS(a)	15,567	75,189
VF Corp.	38,240	551,803

		2,157,789

Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc	4,377	1,142,616
Core & Main, Inc., Class A(a)	22,012	1,184,906
GATX Corp.	4,157	726,644
MSC Industrial Direct Co., Inc., Class A	5,198	478,944

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco, Inc.	4,012	$1,622,051
WESCO International, Inc.	5,593	1,182,919

		6,338,080

Water Utilities — 0.4%
Essential Utilities, Inc.	32,237	1,286,256

Total Long-Term Investments — 99.7% (Cost: $275,379,327)		314,329,426

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)(e)	11,025,573	11,031,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	566,356	566,356

Total Short-Term Securities — 3.7% (Cost: $11,595,550)		11,597,442

Total Investments — 103.4% (Cost: $286,974,877)		325,926,868

Liabilities in Excess of Other Assets — (3.4)%		(10,715,916)

Net Assets — 100.0%		$315,210,952

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,012,215	$—		$ (980,787	)(a)	$(855)	$513	$11,031,086	11,025,573	$12,207	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	440,236	126,120	(a)	—		—	—	566,356	566,356	12,982		—

						$(855)	$513	$11,597,442		$25,189		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

14	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	11	12/19/25	$135	$754
Russell 1000 Value E-Mini Index	1	12/19/25	101	86
S&P Mid 400 E-Mini Index	1	12/19/25	329	(6,083)

				$(5,243)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$840	$—	$—	$—	$840

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,083	$—	$—	$—	$6,083

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$25,692	$—	$—	$—	$25,692

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,042)	$—	$—	$—	$(4,042)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$246,072

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Mid-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$314,329,426	$—	$—	$314,329,426
Short-Term Securities
Money Market Funds	11,597,442	—	—	11,597,442

	$325,926,868	$—	$—	$325,926,868

Derivative Financial Instruments(a)
Assets
Equity Contracts	$840	$—	$—	$840
Liabilities
Equity Contracts	(6,083)	—	—	(6,083)

	$(5,243)	$—	$—	$(5,243)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AAR Corp.(a)	2,830	$253,766
Mercury Systems, Inc.(a)	4,208	325,699

		579,465

Air Freight & Logistics — 0.2%
Forward Air Corp.(a)(b)	1,739	44,588
Hub Group, Inc., Class A	4,849	166,999

		211,587

Automobile Components — 2.2%
Adient PLC(a)	6,464	155,653
American Axle & Manufacturing Holdings, Inc.(a)	9,484	56,999
BorgWarner, Inc.	17,262	758,837
Dana, Inc.	10,486	210,139
Dorman Products, Inc.(a)(b)	2,217	345,586
Fox Factory Holding Corp.(a)	3,350	81,372
Gentherm, Inc.(a)	2,453	83,549
LCI Industries	1,941	180,804
Patrick Industries, Inc.	2,656	274,710
Standard Motor Products, Inc.	1,670	68,169
XPEL, Inc.(a)	2,003	66,239

		2,282,057

Automobiles — 0.1%
Winnebago Industries, Inc.	2,232	74,638

Banks — 9.6%
Ameris Bancorp	5,109	374,541
Atlantic Union Bankshares Corp.	11,367	401,141
Axos Financial, Inc.(a)	4,484	379,571
Banc of California, Inc.	10,492	173,643
BancFirst Corp.	1,651	208,769
Bancorp, Inc. (The)(a)	3,664	274,397
Bank of Hawaii Corp.	3,161	207,488
BankUnited, Inc.	5,984	228,349
Banner Corp.	2,751	180,190
Beacon Financial Corp.	6,572	155,822
Capitol Federal Financial, Inc.	9,745	61,881
Cathay General Bancorp	5,496	263,863
Central Pacific Financial Corp.	2,116	64,199
City Holding Co.	1,154	142,946
Community Financial System, Inc.	4,205	246,581
Customers Bancorp, Inc.(a)	2,350	153,619
CVB Financial Corp.	10,343	195,586
Dime Community Bancshares, Inc.	3,282	97,902
Eagle Bancorp, Inc.	2,250	45,495
FB Financial Corp.	3,361	187,342
First BanCorp/Puerto Rico	12,617	278,205
First Bancorp/Southern Pines NC	3,295	174,273
First Commonwealth Financial Corp.	8,336	142,129
First Financial Bancorp	7,617	192,329
First Hawaiian, Inc.	9,955	247,183
Fulton Financial Corp.	14,489	269,930
Hanmi Financial Corp.	2,348	57,972
Heritage Financial Corp.	2,718	65,748
Hilltop Holdings, Inc.	3,539	118,273
Hope Bancorp, Inc.	10,318	111,125
Independent Bank Corp.	3,970	274,605
Lakeland Financial Corp.	2,021	129,748
National Bank Holdings Corp., Class A	3,013	116,422
NBT Bancorp, Inc.	4,163	173,847
Northwest Bancshares, Inc.	11,715	145,149
OFG Bancorp	3,541	153,998

Security	Shares	Value

Banks (continued)
Park National Corp.	1,138	$184,959
Pathward Financial, Inc.	1,826	135,142
Preferred Bank	561	50,709
Provident Financial Services, Inc.	10,000	192,800
Renasant Corp.	7,557	278,778
S&T Bancorp, Inc.	3,034	114,048
Seacoast Banking Corp. of Florida	6,937	211,093
ServisFirst Bancshares, Inc.	4,018	323,570
Simmons First National Corp., Class A	11,509	220,627
Southside Bancshares, Inc.	2,263	63,930
Stellar Bancorp, Inc.	3,712	112,622
Tompkins Financial Corp.	1,017	67,336
Triumph Financial, Inc.(a)	1,814	90,773
TrustCo Bank Corp.	1,492	54,160
Trustmark Corp.	4,812	190,555
United Community Banks, Inc.	9,602	301,023
Veritex Holdings, Inc.	4,354	145,990
WaFd, Inc.	6,268	189,858
Westamerica BanCorp	2,026	101,280
WSFS Financial Corp.	4,452	240,096

		9,963,610

Beverages — 0.1%
MGP Ingredients, Inc.	1,142	27,625
National Beverage Corp.(a)	1,858	68,597

		96,222

Biotechnology — 3.0%
ACADIA Pharmaceuticals, Inc.(a)	9,977	212,909
ADMA Biologics, Inc.(a)	19,034	279,038
Alkermes PLC(a)	13,177	395,310
Arcus Biosciences, Inc.(a)	5,503	74,841
Arrowhead Pharmaceuticals, Inc.(a)	11,033	380,528
Catalyst Pharmaceuticals, Inc.(a)	9,161	180,472
Dynavax Technologies Corp.(a)	7,929	78,735
Krystal Biotech, Inc.(a)	2,056	362,946
Myriad Genetics, Inc.(a)	7,398	53,488
Protagonist Therapeutics, Inc.(a)	4,669	310,162
TG Therapeutics, Inc.(a)	10,840	391,595
Veracyte, Inc.(a)	6,289	215,901
Vericel Corp.(a)	4,045	127,296
Vir Biotechnology, Inc.(a)(b)	7,464	42,619
Xencor, Inc.(a)	5,695	66,802

		3,172,642

Broadline Retail — 0.6%
Etsy, Inc.(a)	7,918	525,676
Kohl’s Corp.	8,912	136,977

		662,653

Building Products — 3.2%
American Woodmark Corp.(a)	1,158	77,308
Apogee Enterprises, Inc.	1,715	74,723
Armstrong World Industries, Inc.	3,453	676,822
AZZ, Inc.	2,398	261,694
CSW Industrials, Inc.	1,343	326,013
Gibraltar Industries, Inc.(a)	2,348	147,454
Griffon Corp.	3,124	237,893
Hayward Holdings, Inc.(a)	15,931	240,877
Insteel Industries, Inc.	1,549	59,389
Masterbrand, Inc.(a)(b)	10,106	133,096
Quanex Building Products Corp.	3,637	51,718

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Resideo Technologies, Inc.(a)	10,937	$472,260
Zurn Elkay Water Solutions Corp.	11,909	560,080

		3,319,327

Capital Markets — 3.4%
Acadian Asset Management, Inc.	2,108	101,521
Artisan Partners Asset Management, Inc., Class A	5,636	244,602
BGC Group, Inc., Class A	29,133	275,598
Cohen & Steers, Inc.	2,191	143,752
Donnelley Financial Solutions, Inc.(a)	2,187	112,477
Moelis & Co., Class A	5,130	365,872
Piper Sandler Cos	1,328	460,803
PJT Partners, Inc., Class A	1,939	344,618
StepStone Group, Inc., Class A	5,766	376,577
StoneX Group, Inc.(a)	3,705	373,909
Victory Capital Holdings, Inc., Class A	3,947	255,608
Virtu Financial, Inc., Class A	6,355	225,603
Virtus Investment Partners, Inc.	505	95,965
WisdomTree, Inc.	9,638	133,968

		3,510,873

Chemicals — 3.1%
AdvanSix, Inc.	2,148	41,628
Balchem Corp.	2,589	388,505
Celanese Corp., Class A	8,739	367,737
Element Solutions, Inc.	18,107	455,753
FMC Corp.	9,984	335,762
Hawkins, Inc.	1,668	304,777
HB Fuller Co.	4,311	255,556
Ingevity Corp.(a)	2,920	161,155
Innospec, Inc.	1,983	153,008
Koppers Holdings, Inc.	1,600	44,800
Minerals Technologies, Inc.	2,496	155,052
Quaker Chemical Corp.	1,101	145,057
Sensient Technologies Corp.	3,384	317,589
Stepan Co.	1,709	81,519

		3,207,898

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	4,962	228,848
Brady Corp., Class A, NVS	3,505	273,495
Deluxe Corp.	3,572	69,154
Enviri Corp.(a)	6,421	81,483
GEO Group, Inc. (The)(a)	11,053	226,476
Healthcare Services Group, Inc.(a)	5,794	97,513
HNI Corp.	3,671	171,986
Interface, Inc., Class A(b)	4,679	135,410
Liquidity Services, Inc.(a)	1,889	51,815
MillerKnoll, Inc.	5,414	96,044
OPENLANE, Inc.(a)	8,493	244,429
Pitney Bowes, Inc.	8,698	99,244
UniFirst Corp.	1,199	200,461

		1,976,358

Communications Equipment — 1.3%
Calix, Inc.(a)	4,744	291,139
Digi International, Inc.(a)	2,967	108,177
Extreme Networks, Inc.(a)	10,554	217,940
Harmonic, Inc.(a)	9,083	92,465
NetScout Systems, Inc.(a)	5,473	141,368
Viasat, Inc.(a)(b)	10,717	314,008
Viavi Solutions, Inc.(a)	17,821	226,148

		1,391,245

Security	Shares	Value

Construction & Engineering — 2.7%
Arcosa, Inc.	3,913	$366,687
Dycom Industries, Inc.(a)	2,309	673,674
Granite Construction, Inc.	3,495	383,227
MYR Group, Inc.(a)	1,239	257,749
Sterling Infrastructure, Inc.(a)	2,426	824,064
WillScot Holdings Corp., Class A	14,531	306,749

		2,812,150

Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	2,460	137,194
Encore Capital Group, Inc.(a)	1,831	76,426
Enova International, Inc.(a)	1,999	230,065
Navient Corp.	5,458	71,773
PRA Group, Inc.(a)	3,108	47,987
PROG Holdings, Inc.	3,146	101,805
World Acceptance Corp.(a)	252	42,623

		707,873

Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	2,730	108,681
Chefs’ Warehouse, Inc. (The)(a)	2,903	169,332
Grocery Outlet Holding Corp.(a)	7,821	125,527
PriceSmart, Inc.	2,013	243,956
United Natural Foods, Inc.(a)	4,823	181,441

		828,937

Containers & Packaging — 0.5%
O-I Glass, Inc.(a)	12,289	159,388
Sealed Air Corp.	11,717	414,196

		573,584

Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(a)	2,870	443,271
Frontdoor, Inc.(a)	5,811	391,022
Matthews International Corp., Class A	2,472	60,020
Mister Car Wash, Inc.(a)	7,810	41,627
Perdoceo Education Corp.	4,857	182,915
Strategic Education, Inc.	1,895	162,989
Stride, Inc.(a)	3,440	512,354

		1,794,198

Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	5,755	104,683
American Assets Trust, Inc.	3,752	76,241
Armada Hoffler Properties, Inc.	6,432	45,088
Essential Properties Realty Trust, Inc.	15,797	470,119
Global Net Lease, Inc.	15,939	129,584

		825,715

Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	3,807	145,999
Lumen Technologies, Inc.(a)	75,283	460,732
Uniti Group, Inc.(a)	14,235	87,118

		693,849

Electric Utilities — 0.3%
Otter Tail Corp.	3,334	273,288

Electrical Equipment — 0.6%
Powell Industries, Inc.(b)	752	229,217
Sunrun, Inc.(a)	18,419	318,465
Vicor Corp.(a)	1,832	91,087

		638,769

Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	3,005	511,271
Arlo Technologies, Inc.(a)	8,303	140,736

18	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	2,353	$420,199
Benchmark Electronics, Inc.	2,883	111,140
CTS Corp.	2,364	94,418
ePlus, Inc.	2,111	149,902
Insight Enterprises, Inc.(a)	2,513	284,999
Itron, Inc.(a)	3,646	454,146
Knowles Corp.(a)	6,877	160,303
OSI Systems, Inc.(a)	1,260	314,042
PC Connection, Inc.	909	56,349
Plexus Corp.(a)	2,152	311,373
Rogers Corp.(a)	1,343	108,058
Sanmina Corp.(a)	4,258	490,138
ScanSource, Inc.(a)	1,656	72,847
TTM Technologies, Inc.(a)	8,240	474,624
Vishay Intertechnology, Inc.	9,824	150,307

		4,304,852

Energy Equipment & Services — 1.3%
Archrock, Inc.	14,031	369,156
Bristow Group, Inc.(a)	1,997	72,052
Cactus, Inc., Class A	5,486	216,532
Core Laboratories, Inc.	3,761	46,486
Helix Energy Solutions Group, Inc.(a)	10,874	71,333
Innovex International, Inc.(a)	3,064	56,807
Liberty Energy, Inc., Class A	12,970	160,050
Patterson-UTI Energy, Inc.	27,883	144,434
Tidewater, Inc.(a)(b)	3,680	196,254

		1,333,104

Entertainment — 0.5%
Cinemark Holdings, Inc.	8,182	229,260
Madison Square Garden Sports Corp., Class A(a)	1,431	324,837

		554,097

Financial Services — 2.6%
Enact Holdings, Inc.	2,347	89,984
EVERTEC, Inc.	5,122	173,021
HA Sustainable Infrastructure Capital, Inc.	9,894	303,746
Jackson Financial, Inc., Class A	428	43,327
Mr. Cooper Group, Inc.	5,103	1,075,661
NMI Holdings, Inc., Class A(a)	6,198	237,631
Payoneer Global, Inc.(a)	22,457	135,865
Radian Group, Inc.	10,804	391,321
Walker & Dunlop, Inc.	2,723	227,697

		2,678,253

Food Products — 1.1%
Cal-Maine Foods, Inc.	3,637	342,242
Fresh Del Monte Produce, Inc.	2,661	92,390
Freshpet, Inc.(a)	3,893	214,543
J & J Snack Foods Corp.	1,240	119,152
John B Sanfilippo & Son, Inc.	733	47,117
Simply Good Foods Co. (The)(a)	7,399	183,643
Tootsie Roll Industries, Inc.	1,563	65,521
TreeHouse Foods, Inc.(a)	3,535	71,442

		1,136,050

Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,882	253,487
Northwest Natural Holding Co.	3,282	147,460

		400,947

Ground Transportation — 0.7%
ArcBest Corp.	1,808	126,325
Heartland Express, Inc.	3,633	30,444
Hertz Global Holdings, Inc.(a)(b)	9,987	67,912

Security	Shares	Value

Ground Transportation (continued)
Marten Transport Ltd.	4,613	$49,175
RXO, Inc.(a)(b)	13,110	201,632
Schneider National, Inc., Class B	3,962	83,836
Werner Enterprises, Inc.	4,798	126,283

		685,607

Health Care Equipment & Supplies — 3.4%
Artivion, Inc.(a)	3,328	140,908
Avanos Medical, Inc.(a)	3,710	42,888
CONMED Corp.	2,466	115,976
Embecta Corp.	4,669	65,880
Enovis Corp.(a)	4,549	138,017
Glaukos Corp.(a)	4,575	373,091
ICU Medical, Inc.(a)(b)	1,970	236,321
Inspire Medical Systems, Inc.(a)	2,155	159,901
Integer Holdings Corp.(a)	2,798	289,117
Integra LifeSciences Holdings Corp.(a)	5,324	76,293
LeMaitre Vascular, Inc.	1,657	145,004
Merit Medical Systems, Inc.(a)	4,724	393,179
Neogen Corp.(a)	17,279	98,663
Omnicell, Inc.(a)	3,654	111,264
QuidelOrtho Corp.(a)(b)	5,437	160,120
STAAR Surgical Co.(a)	3,980	106,943
Tandem Diabetes Care, Inc.(a)	5,375	65,252
Teleflex, Inc.	3,529	431,808
TransMedics Group, Inc.(a)(b)	2,721	305,296
UFP Technologies, Inc.(a)	619	123,552

		3,579,473

Health Care Providers & Services — 2.0%
AdaptHealth Corp.(a)	8,529	76,335
Addus HomeCare Corp.(a)(b)	1,455	171,675
AMN Healthcare Services, Inc.(a)	3,054	59,125
Astrana Health, Inc.(a)	3,416	96,844
CorVel Corp.(a)	2,504	193,860
National HealthCare Corp.	991	120,416
NeoGenomics, Inc.(a)	10,359	79,971
Pediatrix Medical Group, Inc.(a)	6,793	113,783
Premier, Inc., Class A	6,582	182,980
Privia Health Group, Inc.(a)	9,222	229,628
Progyny, Inc.(a)	6,410	137,943
RadNet, Inc.(a)	5,521	420,755
Select Medical Holdings Corp.	8,778	112,710
U.S. Physical Therapy, Inc.	1,220	103,639

		2,099,664

Health Care REITs — 0.9%
CareTrust REIT, Inc.	17,587	609,917
LTC Properties, Inc.	3,659	134,871
Medical Properties Trust, Inc.	39,421	199,865
Universal Health Realty Income Trust	1,026	40,188

		984,841

Health Care Technology — 0.3%
Certara, Inc.(a)	9,674	118,216
HealthStream, Inc.	1,886	53,261
Schrodinger, Inc.(a)	4,484	89,949

		261,426

Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	17,618	211,592
DiamondRock Hospitality Co.	16,428	130,767
Pebblebrook Hotel Trust	9,490	108,091
Ryman Hospitality Properties, Inc.	5,035	451,086
Summit Hotel Properties, Inc.	8,423	46,242

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc.	15,222	$142,630
Xenia Hotels & Resorts, Inc.	7,619	104,533

		1,194,941

Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)	1,761	53,763
Bloomin’ Brands, Inc.	6,195	44,418
Brinker International, Inc.(a)	3,547	449,334
Cheesecake Factory, Inc. (The)	3,656	199,764
Cracker Barrel Old Country Store, Inc.	1,781	78,471
Dave & Buster’s Entertainment, Inc.(a)(b)	2,145	38,953
Golden Entertainment, Inc.	1,589	37,468
Monarch Casino & Resort, Inc.	988	104,570
Papa John’s International, Inc.	2,613	125,816
Penn Entertainment, Inc.(a)	11,231	216,309
Pursuit Attractions & Hospitality, Inc.(a)	1,716	62,085
Sabre Corp.(a)	31,384	57,433
Shake Shack, Inc., Class A(a)(b)	3,218	301,237
Six Flags Entertainment Corp.(a)(b)	8,104	184,123

		1,953,744

Household Durables — 3.1%
Cavco Industries, Inc.(a)	632	367,022
Century Communities, Inc.	2,071	131,239
Champion Homes, Inc.(a)	4,511	344,505
Dream Finders Homes, Inc., Class A(a)	2,291	59,383
Ethan Allen Interiors, Inc.	1,845	54,354
Green Brick Partners, Inc.(a)	2,441	180,292
Helen of Troy Ltd.(a)	1,843	46,444
Installed Building Products, Inc	1,820	448,921
La-Z-Boy, Inc.	3,294	113,050
Leggett & Platt, Inc.	10,806	95,957
LGI Homes, Inc.(a)	1,614	83,460
M/I Homes, Inc.(a)	2,107	304,335
Meritage Homes Corp.	5,689	412,054
Newell Brands, Inc.	33,366	174,838
Sonos, Inc.(a)	9,654	152,533
Tri Pointe Homes, Inc.(a)	6,993	237,552

		3,205,939

Household Products — 0.5%
Central Garden & Pet Co.(a)	645	21,059
Central Garden & Pet Co., Class A, NVS(a)	4,106	121,250
Energizer Holdings, Inc.	4,870	121,215
WD-40 Co.	1,080	213,408

		476,932

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,788	75,081
Clearway Energy, Inc., Class C	6,652	187,919

		263,000

Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	2,235	119,751
LXP Industrial Trust	23,605	211,501
Terreno Realty Corp.	8,245	467,904

		799,156

Insurance — 2.6%
AMERISAFE, Inc.	1,516	66,461
Assured Guaranty Ltd.	3,572	302,370
Employers Holdings, Inc.	1,870	79,438
Genworth Financial, Inc., Class A(a)	32,755	291,519
Goosehead Insurance, Inc., Class A	2,031	151,147
HCI Group, Inc.	860	165,060
Horace Mann Educators Corp.	3,250	146,803

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	9,926	$400,316
Mercury General Corp.	2,126	180,242
Palomar Holdings, Inc.(a)	2,135	249,261
ProAssurance Corp.(a)	4,067	97,567
Safety Insurance Group, Inc.	1,197	84,616
SiriusPoint Ltd.(a)	6,838	123,699
Stewart Information Services Corp	2,236	163,944
Trupanion, Inc.(a)	2,668	115,471
United Fire Group, Inc.	1,745	53,083

		2,670,997

Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)	2,928	47,609
Cargurus, Inc., Class A(a)	6,777	252,308
Cars.com, Inc.(a)	4,617	56,420
IAC, Inc.(a)	5,415	184,489
QuinStreet, Inc.(a)	4,531	70,095
Shutterstock, Inc.	1,961	40,887
TripAdvisor, Inc.(a)	9,294	151,120
Yelp, Inc.(a)	4,766	148,699
Ziff Davis, Inc.(a)(b)	3,289	125,311

		1,076,938

IT Services — 0.4%
DigitalOcean Holdings, Inc.(a)(b)	5,461	186,548
DXC Technology Co.(a)	14,315	195,114
Grid Dynamics Holdings, Inc., Class A(a)	5,254	40,508

		422,170

Leisure Products — 0.3%
Acushnet Holdings Corp.	2,208	173,306
Topgolf Callaway Brands Corp.(a)	11,116	105,602

		278,908

Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)	3,279	94,173
BioLife Solutions, Inc.(a)	3,087	78,749
Cytek Biosciences, Inc.(a)	8,704	30,203
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—

		203,125

Machinery — 5.6%
Alamo Group, Inc.	863	164,747
Astec Industries, Inc.	1,819	87,548
Enerpac Tool Group Corp., Class A	4,301	176,341
Enpro, Inc	1,682	380,132
ESCO Technologies, Inc.	2,062	435,309
Federal Signal Corp.	4,853	577,458
Franklin Electric Co., Inc.	3,054	290,741
Gates Industrial Corp. PLC(a)	20,575	510,671
Greenbrier Cos., Inc. (The)	2,457	113,440
Hillenbrand, Inc.	5,613	151,776
JBT Marel Corp.	4,150	582,867
Kadant, Inc.	943	280,618
Kennametal, Inc.	6,074	127,129
Lindsay Corp.	869	122,147
Mueller Water Products, Inc., Class A	12,490	318,745
Proto Labs, Inc.(a)	1,911	95,607
SPX Technologies, Inc.(a)	3,942	736,287
Standex International Corp.	965	204,483
Tennant Co.	1,469	119,077
Titan International, Inc.(a)	3,796	28,698

20	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Trinity Industries, Inc.	6,431	$180,325
Worthington Enterprises, Inc.	2,497	138,559

		5,822,705

Marine Transportation — 0.2%
Matson, Inc.	2,539	250,320

Media — 0.7%
Cable One, Inc.	369	65,331
DoubleVerify Holdings, Inc.(a)	10,887	130,426
John Wiley & Sons, Inc., Class A	3,282	132,823
Scholastic Corp., NVS	1,796	49,175
TEGNA, Inc.	12,863	261,505
Thryv Holdings, Inc.(a)	3,308	39,894

		679,154

Metals & Mining — 0.5%
Century Aluminum Co.(a)	4,271	125,397
Kaiser Aluminum Corp.	1,267	97,762
Materion Corp.	1,654	199,820
Metallus, Inc.(a)	2,861	47,292
SunCoke Energy, Inc.	6,777	55,300

		525,571

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Adamas Trust, Inc.	6,682	46,574
Apollo Commercial Real Estate Finance, Inc.	10,390	105,251
Arbor Realty Trust, Inc.	14,568	177,875
ARMOUR Residential REIT, Inc.	9,029	134,893
Blackstone Mortgage Trust, Inc., Class A	12,741	234,562
Ellington Financial, Inc.	7,947	103,152
Franklin BSP Realty Trust, Inc.	6,539	71,013
KKR Real Estate Finance Trust, Inc	4,336	39,024
PennyMac Mortgage Investment Trust	6,990	85,697
Ready Capital Corp.	12,288	47,555
Redwood Trust, Inc.	10,280	59,521
Two Harbors Investment Corp.	8,362	82,533

		1,187,650

Multi-Utilities — 0.3%
Avista Corp.	6,481	245,047
Unitil Corp.	1,407	67,339

		312,386

Office REITs — 1.0%
Brandywine Realty Trust	13,794	57,521
Douglas Emmett, Inc.	13,188	205,337
Easterly Government Properties, Inc.	3,424	78,512
Highwoods Properties, Inc.	8,632	274,670
JBG SMITH Properties	4,910	109,248
SL Green Realty Corp.	5,677	339,542

		1,064,830

Oil, Gas & Consumable Fuels — 0.6%
CVR Energy, Inc.	2,399	87,516
Dorian LPG Ltd.	2,923	87,105
International Seaways, Inc.	3,236	149,115
Par Pacific Holdings, Inc.(a)	4,072	144,230
REX American Resources Corp.(a)	2,253	68,987
World Kinect Corp.	4,419	114,673

		651,626

Paper & Forest Products — 0.1%
Sylvamo Corp.	2,723	120,411

Passenger Airlines — 0.5%
Allegiant Travel Co.(a)	1,073	65,207

Security	Shares	Value

Passenger Airlines (continued)
JetBlue Airways Corp.(a)	23,350	$114,882
SkyWest, Inc.(a)	3,226	324,600
Sun Country Airlines Holdings, Inc.(a)	4,241	50,086

		554,775

Personal Care Products — 0.2%
Edgewell Personal Care Co.	3,728	75,902
Interparfums, Inc.	1,467	144,323
USANA Health Sciences, Inc.(a)	883	24,327

		244,552

Pharmaceuticals — 2.1%
Amphastar Pharmaceuticals, Inc.(a)	2,848	75,899
ANI Pharmaceuticals, Inc.(a)	1,387	127,049
Collegium Pharmaceutical, Inc.(a)	2,506	87,685
Corcept Therapeutics, Inc.(a)	7,487	622,245
Harmony Biosciences Holdings, Inc.(a)	3,158	87,034
Innoviva, Inc.(a)	4,763	86,925
Ligand Pharmaceuticals, Inc.(a)(b)	1,566	277,401
Organon & Co.	20,753	221,642
Pacira BioSciences, Inc.(a)	3,574	92,102
Phibro Animal Health Corp., Class A	1,626	65,788
Prestige Consumer Healthcare, Inc.(a)(b)	3,932	245,357
Supernus Pharmaceuticals, Inc.(a)(b)	4,472	213,717

		2,202,844

Professional Services — 1.1%
CSG Systems International, Inc.	2,198	141,507
Heidrick & Struggles International, Inc.	1,660	82,618
Korn Ferry	4,178	292,376
Robert Half, Inc.	7,977	271,059
Verra Mobility Corp., Class A(a)	12,753	314,999

		1,102,559

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(a)	11,824	188,238
eXp World Holdings, Inc.	7,224	77,008
Kennedy-Wilson Holdings, Inc.	9,581	79,714
Marcus & Millichap, Inc.	1,961	57,555
St. Joe Co. (The)	3,200	158,336

		560,851

Residential REITs — 0.3%
Centerspace	1,347	79,338
Elme Communities	7,036	118,627
NexPoint Residential Trust, Inc.	1,755	56,546
Veris Residential, Inc.	6,498	98,770

		353,281

Retail REITs — 1.8%
Acadia Realty Trust	10,455	210,668
Curbline Properties Corp.	7,747	172,758
Getty Realty Corp.	4,141	111,103
Macerich Co. (The)	20,192	367,494
Phillips Edison & Co., Inc.	10,023	344,090
Saul Centers, Inc.	989	31,520
SITE Centers Corp.	4,172	37,590
Tanger, Inc.	9,054	306,387
Urban Edge Properties	10,038	205,478
Whitestone REIT	3,589	44,073

		1,831,161

Semiconductors & Semiconductor Equipment — 3.7%
Alpha & Omega Semiconductor Ltd.(a)	1,987	55,557
Axcelis Technologies, Inc.(a)(b)	2,510	245,076
CEVA, Inc.(a)	1,923	50,786

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.(a)	3,746	$76,156
Diodes, Inc.(a)(b)	3,706	197,196
FormFactor, Inc.(a)	6,156	224,202
Ichor Holdings Ltd.(a)	2,720	47,654
Impinj, Inc.(a)	2,066	373,430
Kulicke & Soffa Industries, Inc.	4,173	169,591
MaxLinear, Inc.(a)	6,512	104,713
PDF Solutions, Inc.(a)	2,550	65,841
Penguin Solutions, Inc.(a)(b)	3,793	99,680
Photronics, Inc.(a)	4,785	109,816
Qorvo, Inc.(a)	6,731	613,059
Semtech Corp.(a)	6,917	494,220
SiTime Corp.(a)	1,742	524,882
SolarEdge Technologies, Inc.(a)	4,732	175,084
Ultra Clean Holdings, Inc.(a)	3,622	98,700
Veeco Instruments, Inc.(a)	4,789	145,729

		3,871,372

Software — 4.1%
A10 Networks, Inc.	5,768	104,689
ACI Worldwide, Inc.(a)	8,230	434,297
Adeia, Inc.	8,714	146,395
Agilysys, Inc.(a)	2,028	213,447
Alarm.com Holdings, Inc.(a)	3,991	211,842
BlackLine, Inc.(a)	4,155	220,630
Box, Inc., Class A(a)	11,570	373,364
Clear Secure, Inc., Class A	6,929	231,290
InterDigital, Inc.	2,060	711,174
LiveRamp Holdings, Inc.(a)	5,235	142,078
MARA Holdings, Inc.(a)(b)	29,584	540,204
N-able, Inc.(a)	5,953	46,433
NCR Voyix Corp.(a)(b)	11,047	138,640
Progress Software Corp.	3,448	151,471
Sprinklr, Inc., Class A(a)	9,658	74,560
SPS Commerce, Inc.(a)	3,027	315,232
Teradata Corp.(a)	7,564	162,702

		4,218,448

Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	8,353	203,813
Outfront Media, Inc.	11,630	213,062
Safehold, Inc.	3,666	56,786

		473,661

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	4,790	294,106
American Eagle Outfitters, Inc.	12,878	220,343
Asbury Automotive Group, Inc.(a)	1,572	384,275
Boot Barn Holdings, Inc.(a)(b)	2,437	403,860
Buckle, Inc. (The)	2,396	140,549
Caleres, Inc.	2,740	35,730
Group 1 Automotive, Inc.	1,013	443,198
Guess?, Inc.	2,441	40,789
MarineMax, Inc.(a)	1,522	38,552
Monro, Inc.	2,409	43,290
National Vision Holdings, Inc.(a)	6,329	184,744
Sally Beauty Holdings, Inc.(a)	7,871	128,140
Shoe Carnival, Inc.	1,437	29,875
Signet Jewelers Ltd.	3,284	315,001
Sonic Automotive, Inc., Class A	1,179	89,710
Upbound Group, Inc.	4,145	97,946

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc.(a)	4,294	$306,720
Victoria’s Secret & Co.(a)	6,358	172,556

		3,369,384

Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(a)	3,712	33,111

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	2,925	82,544
G-III Apparel Group Ltd.(a)(b)	3,031	80,655
Hanesbrands, Inc.(a)	28,292	186,444
Kontoor Brands, Inc.	4,081	325,541
Oxford Industries, Inc.	1,121	45,445
Steven Madden Ltd.	5,802	194,251
Wolverine World Wide, Inc.	6,473	177,619

		1,092,499

Trading Companies & Distributors — 1.2%
Air Lease Corp., Class A	8,391	534,087
Boise Cascade Co.	2,984	230,723
DNOW, Inc.(a)	8,588	130,967
DXP Enterprises, Inc.(a)	1,017	121,094
Rush Enterprises, Inc., Class A	4,899	261,950

		1,278,821

Water Utilities — 0.6%
American States Water Co.	3,072	225,239
California Water Service Group	4,754	218,161
H2O America	2,633	128,227
Middlesex Water Co.	1,444	78,149

		649,776

Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	5,937	50,999
Shenandoah Telecommunications Co.	3,682	49,412
Telephone & Data Systems, Inc.	7,863	308,544

		408,955

Total Long-Term Investments — 98.9% (Cost: $90,466,205)		103,021,805

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	4,996,339	4,998,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	1,012,217	1,012,217

Total Short-Term Securities — 5.8% (Cost: $6,010,244)		6,011,055

Total Investments — 104.7% (Cost: $96,476,449)		109,032,860

Liabilities in Excess of Other Assets — (4.7)%		(4,898,927)

Net Assets — 100.0%		$104,133,933

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,433,821	$—	$(435,109	)(a)	$17	$109	$4,998,838	4,996,339	$ 7,405	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,639	—	(1,611,422	)(a)	—	—	1,012,217	1,012,217	25,357		—

					$17	$109	$6,011,055		$ 32,762		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	13	12/19/25	$160	$(817)

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	9,210	08/19/26	(2.25)%	1D FEDL01	Monthly	$399
Beacon Financial Corp.	Goldman Sachs Bank USA		507	08/18/26	0.40%	1D FEDL01	Monthly	(33)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		29,072	08/19/26	0.40%	1D FEDL01	Monthly	(3,641)
Bread Financial Holdings, Inc.	HSBC Bank PLC		38,949	02/09/28	0.40%	1D OBFR01	Monthly	(5,821)
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		14,360	02/09/26	0.40%	1D OBFR01	Monthly	(2,146)
Central Pacific Financial Corp.	HSBC Bank PLC		1,083	02/09/28	0.40%	1D OBFR01	Monthly	(21)
Douglas Emmett, Inc.	Goldman Sachs Bank USA		2,583	08/18/26	0.40%	1D FEDL01	Monthly	(154)
First BanCorp/Puerto Rico	HSBC Bank PLC		2,468	02/09/28	0.40%	1D OBFR01	Monthly	2
Hanmi Financial Corp.	Goldman Sachs Bank USA		970	08/18/26	0.40%	1D FEDL01	Monthly	(7)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		66,938	08/19/26	0.40%	1D FEDL01	Monthly	3,012
Jackson Financial, Inc., Class A	HSBC Bank PLC		51,583	02/09/28	0.40%	1D OBFR01	Monthly	2,777
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		374,877	02/09/26	0.40%	1D OBFR01	Monthly	20,629
Lincoln National Corp.	Goldman Sachs Bank USA		67,425	08/18/26	0.40%	1D FEDL01	Monthly	(1,486)
Lincoln National Corp.	HSBC Bank PLC		76,483	02/09/28	0.40%	1D OBFR01	Monthly	(2,477)
Lincoln National Corp.	JPMorgan Chase Bank N.A.		3,251	02/09/26	0.40%	1D OBFR01	Monthly	(105)
Moelis & Co., Class A	Goldman Sachs Bank USA		26,714	08/18/26	0.40%	1D FEDL01	Monthly	(1,110)
Moelis & Co., Class A	HSBC Bank PLC		31,425	02/09/28	0.40%	1D OBFR01	Monthly	(543)
Payoneer Global, Inc.	Goldman Sachs Bank USA		5,236	08/18/26	0.40%	1D FEDL01	Monthly	(342)
Pitney Bowes, Inc.	Goldman Sachs Bank USA		23,386	08/19/26	0.40%	1D FEDL01	Monthly	61
Pitney Bowes, Inc.	HSBC Bank PLC		23,859	02/09/28	0.40%	1D OBFR01	Monthly	(2,317)
Preferred Bank	Goldman Sachs Bank USA		19,091	08/19/26	0.40%	1D FEDL01	Monthly	(561)
Preferred Bank	HSBC Bank PLC		10,498	02/09/28	0.40%	1D OBFR01	Monthly	(556)
Preferred Bank	JPMorgan Chase Bank N.A.		4,963	02/09/26	0.40%	1D OBFR01	Monthly	(263)
Provident Financial Services, Inc.	Goldman Sachs Bank USA		8,491	08/19/26	0.40%	1D FEDL01	Monthly	(143)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)

Long Contracts(a) (continued)
SiriusPoint Ltd.	HSBC Bank PLC	USD	22,794	02/09/28	0.40%	1D OBFR01	Monthly	$72
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		3,130	02/09/26	0.40%	1D OBFR01	Monthly	(145)

Total long positions of equity swaps								5,081

Net dividends and financing fees								(2,300)

Total equity swap contracts including dividends and financing fees								$2,781

(a)

The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$26,952	$(24,171)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$—	$26,952	$—	$—	$—	$26,952

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$817	$—	$—	$—	$817
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	24,171	—	—	—	24,171

	$—	$—	$24,988	$—	$—	$—	$24,988

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$29,626	$—	$—	$—	$29,626
Swaps	—	—	84,060	—	—	—	84,060

	$—	$—	$113,686	$—	$—	$—	$113,686

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$5,078	$—	$—	$—	$5,078
Swaps	—	—	(30,651)	—	—	—	(30,651)

	$—	$—	$(25,573)	$—	$—	$—	$(25,573)

24	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 161,993
Equity swaps:
Average notional value — long	860,751

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$268	$—
Swaps — OTC(a)	26,952	24,171

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$27,220	$24,171

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(268)	(2,300)

Total derivative assets and liabilities subject to an MNA	$26,952	$21,871

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)

Goldman Sachs Bank USA	$3,472	$(3,472)	$—	$—	$—
HSBC Bank PLC	2,851	(2,851)	—	—	—
JPMorgan Chase Bank N.A	20,629	(2,659)	—	—	17,970

	$26,952	$(8,982)	$—	$—	$17,970

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)

Goldman Sachs Bank USA	$7,477	$(3,472)	$—	$—	$4,005
HSBC Bank PLC	11,735	(2,851)	—	—	8,884
JPMorgan Chase Bank N.A	2,659	(2,659)	—	—	—

	$21,871	$(8,982)	$—	$—	$12,889

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2025	iShares® ESG Select Screened S&P Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$103,021,805	$—	$—	$103,021,805
Short-Term Securities
Money Market Funds	6,011,055	—	—	6,011,055

	$109,032,860	$—	$—	$109,032,860

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$26,952	$—	$26,952
Liabilities
Equity Contracts	(817)	(24,171)	—	(24,988)

	$(817)	$2,781	$—	$1,964

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

September 30, 2025

	iShares ESG Select Screened S&P 500 ETF	iShares ESG Select Screened S&P Mid-Cap ETF	iShares ESG Select Screened S&P Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$476,448,486	$314,329,426	$103,021,805
Investments, at value — affiliated(c)	2,998,647	11,597,442	6,011,055
Cash	1,951	120	145
Cash pledged:
Futures contracts	56,000	41,000	12,000
Receivables:
Securities lending income — affiliated	167	2,577	897
Swaps	—	—	5,585
Capital shares sold	4,840	—	—
Dividends — unaffiliated	187,733	296,679	121,775
Dividends — affiliated	2,571	2,496	3,457
Variation margin on futures contracts	3,030	849	268
Unrealized appreciation on OTC swaps	—	—	26,952

Total assets	479,703,425	326,270,589	109,203,939

LIABILITIES
Collateral on securities loaned	704,077	11,028,662	4,998,135
Payables:
Investments purchased	—	—	37,393
Investment advisory fees	30,313	30,975	10,307
Unrealized depreciation on OTC swaps	—	—	24,171

Total liabilities	734,390	11,059,637	5,070,006

Commitments and contingent liabilities

NET ASSETS	$478,969,035	$315,210,952	$104,133,933

NET ASSETS CONSIST OF:
Paid-in capital	$388,371,056	$282,606,519	$95,339,800
Accumulated earnings	90,597,979	32,604,433	8,794,133

NET ASSETS	$478,969,035	$315,210,952	$104,133,933

NET ASSET VALUE
Shares outstanding	$9,300,000	$7,200,000	$2,450,000

Net asset value	$51.50	$43.78	$42.50

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$380,230,231	$275,379,327	$90,466,205

(b) Securities loaned, at value	$695,751	$10,671,385	$4,889,546

(c) Investments, at cost — affiliated	$2,681,626	$11,595,550	$6,010,244

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	27

Statements of Operations (unaudited)

Six Months Ended September 30, 2025

	iShares ESG Select Screened S&P 500 ETF	iShares ESG Select Screened S&P Mid-Cap ETF	iShares ESG Select Screened S&P Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,308,137	$2,144,515	$842,408
Dividends — affiliated	27,081	12,982	25,357
Interest — unaffiliated	181	554	280
Securities lending income — affiliated — net	10,544	12,207	7,405
Foreign taxes withheld	(680)	(1,824)	(1,028)

Total investment income	2,345,263	2,168,434	874,422

EXPENSES
Investment advisory	160,041	169,674	58,850

Total expenses	160,041	169,674	58,850

Net investment income	2,185,222	1,998,760	815,572

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(294,888)	(1,676,877)	(370,098)
Investments — affiliated	(9)	(855)	17
Futures contracts	113,934	25,692	29,626
In-kind redemptions — unaffiliated(a)	—	3,770,349	1,528,863
Swaps	—	—	84,060

	(180,963)	2,118,309	1,272,468

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	76,871,931	30,148,456	11,079,079
Investments — affiliated	285,920	513	109
Futures contracts	14,254	(4,042)	5,078
Swaps	—	—	(30,651)

	77,172,105	30,144,927	11,053,615

Net realized and unrealized gain	76,991,142	32,263,236	12,326,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,176,364	$34,261,996	$13,141,655

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares ESG Select Screened S&P 500 ETF			iShares ESG Select Screened S&P Mid-Cap ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,185,222		$3,141,330	$1,998,760		$3,105,722
Net realized gain (loss)	(180,963)		14,605,759	2,118,309		(771,451)
Net change in unrealized appreciation (depreciation)	77,172,105		(893,745)	30,144,927		(12,699,374)

Net increase (decrease) in net assets resulting from operations	79,176,364		16,853,344	34,261,996		(10,365,103)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,059,914	)(b)	(3,138,284)	(1,721,682	)(b)	(3,036,172)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	102,629,127		31,894,568	27,131,078		86,129,476

NET ASSETS
Total increase in net assets	179,745,577		45,609,628	59,671,392		72,728,201
Beginning of period	299,223,458		253,613,830	255,539,560		182,811,359

End of period	$478,969,035		$299,223,458	$315,210,952		$255,539,560

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	29

Statements of Changes in Net Assets (continued)

	iShares ESG Select Screened S&P Small-Cap ETF
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$815,572		$1,240,227
Net realized gain (loss)	1,272,468		(1,143,489)
Net change in unrealized appreciation (depreciation)	11,053,615		(3,758,943)

Net increase (decrease) in net assets resulting from operations	13,141,655		(3,662,205)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(752,784	)(b)	(1,683,657)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,200,118)		26,859,538

NET ASSETS
Total increase in net assets	10,188,753		21,513,676
Beginning of period	93,945,180		72,431,504

End of period	$104,133,933		$93,945,180

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

30	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Select Screened S&P 500 ETF

	Six Months Ended						Period From
	09/30/25		Year Ended	Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/25	03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$42.75		$40.26	$30.90	$34.35	$30.27	$25.29

Net investment income(b)	0.26		0.49	0.46	0.42	0.39	0.21
Net realized and unrealized gain (loss)(c)	8.72		2.48	9.35	(3.45)	4.07	4.91

Net increase (decrease) from investment operations	8.98		2.97	9.81	(3.03)	4.46	5.12

Distributions from net investment income(d)	(0.23	)(e)	(0.48)	(0.45)	(0.42)	(0.38)	(0.14)

Net asset value, end of period	$51.50		$42.75	$40.26	$30.90	$34.35	$30.27

Total Return(f)
Based on net asset value	21.06	%(g)	7.35%	31.95%	(8.72)%	14.74%	20.27	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.08	%(i)	0.08%	0.08%	0.08%	0.08%	0.08	%(i)

Net investment income	1.09	%(i)	1.12%	1.33%	1.40%	1.12%	1.37	%(i)

Supplemental Data
Net assets, end of period (000)	$478,969		$299,223	$253,614	$129,794	$228,414	$30,274

Portfolio turnover rate(j)	2%		5%	3%	4%	3%	6%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Select Screened S&P Mid-Cap ETF

	Six Months Ended						Period From
	09/30/25		Year Ended	Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/25	03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$39.01		$41.08	$34.02	$36.51	$35.89	$25.19

Net investment income(b)	0.29		0.56	0.53	0.52	0.46	0.22
Net realized and unrealized gain (loss)(c)	4.73		(2.10)	7.02	(2.50)	0.58	10.66

Net increase (decrease) from investment operations	5.02		(1.54)	7.55	(1.98)	1.04	10.88

Distributions from net investment income(d)	(0.25	)(e)	(0.53)	(0.49)	(0.51)	(0.42)	(0.18)

Net asset value, end of period	$43.78		$39.01	$41.08	$34.02	$36.51	$35.89

Total Return(f)
Based on net asset value	12.87	%(g)	(3.81)%	22.43%	(5.35)%	2.88%	43.29	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12%	0.12%	0.12%	0.12	%(i)

Net investment income	1.41	%(i)	1.36%	1.50%	1.55%	1.23%	1.29	%(i)

Supplemental Data
Net assets, end of period (000)	$315,211		$255,540	$182,811	$102,046	$76,666	$19,740

Portfolio turnover rate(j)	8%		21%	26%	20%	26%	11%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

32	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Select Screened S&P Small-Cap ETF

	Six Months Ended						Period From
	09/30/25		Year Ended	Year Ended	Year Ended	Year Ended	09/22/20	(a)
	(unaudited)		03/31/25	03/31/24	03/31/23	03/31/22	to 03/31/21

Net asset value, beginning of period	$37.58		$39.15	$33.92	$37.87	$38.81	$25.18

Net investment income(b)	0.33		0.59	0.58	0.51	0.39	0.20
Net realized and unrealized gain (loss)(c)	4.89		(1.36)	4.90	(3.97)	(0.55)	13.69

Net increase (decrease) from investment operations	5.22		(0.77)	5.48	(3.46)	(0.16)	13.89

Distributions from net investment income(d)	(0.30	)(e)	(0.80)	(0.25)	(0.49)	(0.78)	(0.26)

Net asset value, end of period	$42.50		$37.58	$39.15	$33.92	$37.87	$38.81

Total Return(f)
Based on net asset value	13.96	%(g)	(2.14)%	16.29%	(9.08)%	(0.47)%	55.32	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12	%(i)	0.12%	0.12%	0.12%	0.12%	0.12	%(i)

Net investment income	1.66	%(i)	1.46%	1.65%	1.49%	1.00%	1.13	%(i)

Supplemental Data
Net assets, end of period (000)	$104,134		$93,945	$72,432	$44,100	$24,616	$9,701

Portfolio turnover rate(j)(k)	11%		27%	28%	23%	34%	18%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
(k)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Select Screened S&P 500	Non-Diversified
ESG Select Screened S&P Mid-Cap	Diversified
ESG Select Screened S&P Small-Cap	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

34	2 0 2 5 I S H A R E S S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)

ESG Select Screened S&P 500

BofA Securities, Inc.	$160,429	$(160,429)	$—	$—

J.P. Morgan Securities LLC	206,909	(205,010)	—	1,899

National Financial Services LLC	328,413	(328,413)	—	—

	$695,751	$(693,852)	$—	$1,899

ESG Select Screened S&P Mid-Cap

Barclays Bank PLC	$19,696	$(19,696)	$—	$—

BNP Paribas SA	203,035	(203,035)	—	—

BofA Securities, Inc.	1,974,915	(1,974,915)	—	—

Citigroup Global Markets, Inc.	794,525	(794,525)	—	—

HSBC Bank PLC	23,839	(23,839)	—	—

J.P. Morgan Securities LLC	1,208,291	(1,208,291)	—	—

Jefferies LLC	1,183,691	(1,167,263)	—	16,428

Morgan Stanley	247,990	(247,990)	—	—

National Financial Services LLC	713,351	(713,351)	—	—

State Street Bank & Trust Co.	543,632	(543,632)	—	—

UBS AG	942,778	(942,778)	—	—

UBS Securities LLC	1,432,116	(1,432,116)	—	—

Wells Fargo Bank N.A.	59,872	(59,872)	—	—

Wells Fargo Securities LLC	1,323,654	(1,323,654)	—	—

	$10,671,385	$(10,654,957)	$—	$16,428

ESG Select Screened S&P Small-Cap

BofA Securities, Inc.	$186,655	$(186,655)	$—	$—

Citadel Clearing LLC	11,799	(11,799)	—	—

Citigroup Global Markets, Inc.	1,614,028	(1,614,028)	—	—

Goldman Sachs & Co. LLC	1,562,353	(1,562,353)	—	—

J.P. Morgan Securities LLC	808,713	(808,713)	—	—

Toronto-Dominion Bank	162,486	(162,486)	—	—

UBS AG	156,085	(156,085)	—	—

UBS Securities LLC	290,191	(290,191)	—	—

Wells Fargo Securities LLC	97,236	(97,236)	—	—

	$4,889,546	$(4,889,546)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the

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Notes to Financial Statements (unaudited) (continued)

securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their

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Notes to Financial Statements (unaudited) (continued)

agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Select Screened S&P 500	0.08%
ESG Select Screened S&P Mid-Cap	0.12
ESG Select Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Select Screened S&P 500	$2,662
ESG Select Screened S&P Mid-Cap	4,929
ESG Select Screened S&P Small-Cap	2,602

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Select Screened S&P 500	$3,019,913	$1,792,302	$(174,704)
ESG Select Screened S&P Mid-Cap	5,495,712	7,900,558	831,315
ESG Select Screened S&P Small-Cap	2,697,820	2,636,474	(389,074)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Select Screened S&P 500	$8,215,847	$8,111,469
ESG Select Screened S&P Mid-Cap	22,113,010	21,516,063
ESG Select Screened S&P Small-Cap	12,304,356	10,725,550

For the six months ended September 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Select Screened S&P 500	$102,450,935	$—
ESG Select Screened S&P Mid-Cap	35,229,487	8,535,503
ESG Select Screened S&P Small-Cap	3,244,773	5,272,124

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
ESG Select Screened S&P 500	$(5,733,973)	$—
ESG Select Screened S&P Mid-Cap	(8,180,698)	—
ESG Select Screened S&P Small-Cap	(4,666,735)	(72,034)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Select Screened S&P 500	$ 383,184,387	$ 115,697,329	$ (19,424,241)	$ 96,273,088

ESG Select Screened S&P Mid-Cap	287,675,300	54,385,481	(16,139,156)	38,246,325

ESG Select Screened S&P Small-Cap	96,809,641	21,167,187	(8,942,004)	12,225,183

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and

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Notes to Financial Statements (unaudited) (continued)

adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25

iShares ETF	Shares	Amount	Shares	Amount

ESG Select Screened S&P 500
Shares sold	2,300,000	$102,629,127	2,100,000	$91,926,990
Shares redeemed	—	—	(1,400,000)	(60,032,422)

	2,300,000	$102,629,127	700,000	$31,894,568

ESG Select Screened S&P Mid-Cap
Shares sold	850,000	$35,722,091	2,200,000	$90,472,921
Shares redeemed	(200,000)	(8,591,013)	(100,000)	(4,343,445)

	650,000	$27,131,078	2,100,000	$86,129,476

ESG Select Screened S&P Small-Cap
Shares sold	100,000	$3,629,816	650,000	$26,859,538
Shares redeemed	(150,000)	(5,829,934)	—	—

	(50,000)	$(2,200,118)	650,000	$26,859,538

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Select Screened S&P 500 ETF, iShares ESG Select Screened S&P Mid-Cap ETF, iShares ESG Select Screened S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date:	November 20, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date:	November 20, 2025